[LOGO OMITTED] ARK FUNDS (R)                 SEMI ANNUAL REPORT OCTOBER 31, 2000


                                               EMERGING MARKETS EQUITY PORTFOLIO

                                                 INTERNATIONAL EQUITY PORTFOLIO

                                                    SMALL-CAP EQUITY PORTFOLIO

                                                     MID-CAP EQUITY PORTFOLIO

                                                    CAPITAL GROWTH PORTFOLIO

                                                 BLUE CHIP EQUITY PORTFOLIO

                                                    EQUITY INDEX PORTFOLIO

                                                   VALUE EQUITY PORTFOLIO

                                                 EQUITY INCOME PORTFOLIO

                                                     BALANCED PORTFOLIO

                                                      INCOME PORTFOLIO

                                       U.S. GOVERNMENT BOND PORTFOLIO

                                 INTERMEDIATE FIXED INCOME PORTFOLIO

                                          MD/PA TAX-FREE PORTFOLIOS

                                         SHORT-TERM BOND PORTFOLIO

                                    SHORT-TERM TREASURY PORTFOLIO

                            U.S. TREASURY MONEY MARKET PORTFOLIO

                         U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                               TAX-FREE MONEY MARKET PORTFOLIO

                                       MONEY MARKET PORTFOLIO

                            [PYRAMID GRAPHIC OMITTED]

TABLE OF CONTENTS

--------------------------------------------------
LETTER TO SHAREHOLDERS                           1

ECONOMIC AND INVESTMENT REVIEW                   2

MONEY MARKET PORTFOLIOS
MANAGEMENT DISCUSSION AND ANALYSIS
STATEMENTS OF NET ASSETS                         4

FIXED INCOME PORTFOLIOS
MANAGEMENT DISCUSSION AND ANALYSIS

STATEMENTS OF NET ASSETS                        16

EQUITY PORTFOLIOS
MANAGEMENT DISCUSSION AND ANALYSIS
STATEMENTS OF NET ASSETS                        42

STATEMENTS OF OPERATIONS                        86

STATEMENTS OF CHANGES IN NET ASSETS             90

FINANCIAL HIGHLIGHTS                            96

NOTES TO FINANCIAL STATEMENTS                  102

INDEPENDENT AUDITORS' REPORT                   109

NOTICE TO SHAREHOLDERS                         110

--------------------------------------------------------------------------------
October 31, 2000

DEAR ARK FUNDS SHAREHOLDERS:

      We are mid-way through our fiscal year and it is time to update you on the progress and performance of your ARK mutual funds. Our Annual and Semi Annual Reports are always a great way for us to touch base with you, and provide you with the information you need to keep abreast of your investments. This Semi Annual Report includes fund overviews from each of our portfolio managers, as well as information on portfolio performance, holdings and diversification as of October 31, 2000.

      We would also like to share with you the highlights from the past six months. We have welcomed new shareholders and have enjoyed industry recognition.

It has truly been:

      A PERIOD OF GROWTH -- As of October 31, 2000, ARK Funds' assets surpassed $6.4 billion and we now offer 25 mutual funds to meet a variety of investment needs.

      A TIME TO WELCOME NEW SHAREHOLDERS AND A NEW ARK FUND -- We gained new shareholders and a new ARK Emerging Markets Equity Portfolio through our merger with the Govett Funds, a sister company. We would like to take this opportunity to extend a special welcome to all of these new shareholders. We look forward to helping you meet your investment needs in the years ahead.

      A TIME OF INDUSTRY RECOGNITION -- We continue to be pleased with the performance of the ARK Funds' Portfolios and are happy with the industry recognition they have received. You may have seen the following media coverage in the past six months:

      o The ARK Balanced Portfolio and Portfolio Manager Chuck Knudsen were profiled in THE WALL STREET TRANSCRIPT.

      o The ARK Small-Cap Equity Portfolio and Portfolio Manager Gil Knight have been featured on CNNFN.

      o The ARK Blue Chip Equity Portfolio Institutional Class and the ARK Equity Income Portfolio Institutional Class have both been recognized by THE WALL STREET JOURNAL'S MUTUAL FUND SCORECARD.

      o The ARK Small-Cap Equity Portfolio Retail Class A and the ARK Balanced Portfolio Retail Class A were recognized in the September issue of MONEY MAGAZINE in their BY THE NUMBERS STOCK FUNDS chart.

      As you can see, it continues to be an exciting period of growth and expansion for the ARK Funds Family, and we are looking forward to what 2001 will bring. Our goals continue to be asset growth and increased investment choices for investors. We thank you for investing in the funds and we look forward to continuing to help you meet your financial goals.

/s/signature omitted

William H. Cowie, Jr.

Chairman

                                                                           -----

--------------------------------------------------------------------------------
ECONOMIC AND INVESTMENT REVIEW

--------------------------------------------------------------------------------
October 31, 2000

DEAR ARK FUNDS INVESTOR:

                                                  [Photo of J. Eric Leo Omitted]

      There is an old Chinese proverb -- "May you live in interesting times" -- that seems to reflect the current environment in the financial markets. Judging from the first half of fiscal year 2001, ended October 31, 2000, the current fiscal year has the making of a mirror image of the previous one. Last fiscal year technology stocks ruled and little else worked. In the current fiscal year, technology stocks have significantly underperformed and the balance of the market has held up reasonably well in spite of heavy sector rotations. Bonds have done quite well during this period too, not only outperforming the popular equity indices, but reversing the previous fiscal year's negative returns by a significant margin. Investors have overlooked bonds during the past few years of equity-speculative excess. Their recent outperformance is a testament to the value of diversification. The bond market, however, was not without its problems, primarily in the corporate bond arena, where a number of issues were downgraded due to deteriorating credit quality. The resultant price declines in these issues weakened the entire corporate sector and had a modest negative effect on a few of our taxable bond funds. Year-to-date relative performance continues to be quite solid despite generally above-market technology weightings in a few of the more growth-oriented ARK Portfolios.

      The equity markets are in a period of high tension and uncertainty. The technology sector is in a major valuation correction that will be healthy in the long term, but has been extremely painful for growth investors in the short term. Remember that the equity markets have been bifurcated for the past few years, when technology stocks rose dramatically while the majority of stocks in the popular indices such as the S&P 500 languished or declined significantly. Needless to say, that bifurcation created a wide overvaluation in technology stocks that is currently being redressed. In previous letters we have hypothesized that the primary risk for the technology group was that the infrastructure necessary for the information superhighway to support the new economy might not be built in time for all to prosper quickly. The information superhighway, i.e., the Internet, both broadband and wireless, is a necessity for e-commerce to thrive, and its delay has caused a backup in the demand for technology products. The business models of many Internet service providers, dot com companies, and marginally competitive telecommunications access providers, so highly valued by the markets just a few months ago, have come into question. A large number of these companies are literally running out of money, sending out shock waves throughout the economy and the equity markets. Many of these companies have already and will continue to disappear through either mergers (take-unders) or bankruptcy. The investment community has been surprised by this turn of events and has begun to revise expected growth rates and valuation levels. What will be difficult for investors to recognize during this period is that the opportunities that so excited investors over the past few years have not gone away; only the time period has been extended. Greed has turned to fear, which will ultimately create some excellent investment opportunities over the next quarter or two.

      The effects of the aforementioned compounded the nervousness the financial markets already had from the impact of slowing U.S. economic growth, the sharp drop in the Euro currency, and rapidly rising energy prices. These factors negatively impacted corporate earnings and reduced consumer demand across the globe. Rising energy prices are a high inflation risk factor and a major reason, along with rising labor and healthcare costs, why the Federal Reserve elected to maintain its current cautious posture on interest rates. If inflation remains in check and the U.S. economy continues to slow into 2001, we would expect a Federal Reserve shift to at least a neutral bias and eventually to vote to lower interest rates.

    2

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

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                                   ARK FUNDS SEMI ANNUAL REPORT OCTOBER 31, 2000

--------------------------------------------------------------------------------

      Needless to say, the surprise wild card, at least in the short term, was the U.S. Presidential election stalemate. The financial markets were uncomfortable with the length of the process and the extensive reliance on the U.S. legal system. Like many Americans we were awed by the turn of events and the sense it would not come to an attractive end. Now that the process is complete, the markets will likely write off a "hamstrung administration" as a "this too shall pass" event and the price a democracy occasionally pays for the right to free and open elections. The stock market had been favoring Bush, and expected a win would spark a short-term rally. Unfortunately, the protracted period of time required to reach a conclusion regarding election results diminished the potential for a meaningful bounce. On a more optimistic note, with no one party having close to a mandate for change, perhaps they will take a bi-partisan approach and end up doing what's best for the country. We suspect that Americans will be less cavalier in the future about the worth of one vote. We expect also to see some major improvements in the voting process, the machines, and training of election personnel.

      We believe there is still a 50/50 chance that the equity markets will rally by year-end. Corporate earnings and overall economic expectations will be the most important elements, as well as holiday sales and Federal Reserve policy. We suspect that the valuation correction currently taking its toll on technology shares will ultimately, perhaps over the next quarter, provide the base for the re-establishment of the bull market, which could, in our opinion, last for many years. We believe that technology shares will lead the next leg of the bull market, but in a much more rational manner. Longer term, the real power of the next bull market wave will be driven by those companies that effectively apply technology to enhance their business and their ability to provide custom products at lower costs, while simultaneously providing higher levels of service and/or quality.

      Sincerely,

      /s/signature omitted

      J. Eric Leo

      CHIEF INVESTMENT OFFICER
      ALLIED INVESTMENT ADVISORS, INC.

                                                                           -----

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS

MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
TAX-FREE MONEY MARKET PORTFOLIO
U.S.GOVERNMENT MONEY MARKET PORTFOLIO
U.S. TREASURY MONEY MARKET PORTFOLIO

[PHOTO OMITTED]

JAMES M. HANNAN
----------------------------
PORTFOLIO MANAGER
----------------------------

JAMES M. HANNAN IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. HE IS PORTFOLIO MANAGER OF THE MONEY MARKET PORTFOLIO, TAX-FREE MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO U.S. TREASURY MONEY MARKET PORTFOLIO AND THE SHORT-TERM TREASURY PORTFOLIO. HE HAS MORE THAN 13 YEARS OF

INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK

      The Federal Reserve (the "Fed") has not changed monetary policy since May 16th of this year, when it raised short-term interest rates by 1/2% to 6.5%. However, the Fed continues to be more concerned with the risks of inflation than with the risk of an economic slowdown. The Federal Open Market Committee (FOMC) released the following statement at the conclusion of their meeting on October 3, 2000: "Against the background of its long-term goals of price stability and sustainable economic growth . . . the Committee believes the risks continue to be weighted mainly toward conditions that may generate heightened inflation pressures in the future."

      Clearly, the economy is slowing as the one-two punch of higher oil prices and higher short-term interest rates around the world are taking effect. For the quarter ended September 30, 2000, the Gross Domestic Product (GDP) increased at only a 2.7% rate versus a 5.6% pace for the second quarter of the year. The labor market is no longer tightening as the unemployment rate has remained between 3.9% and 4.1% for the last year. Another sign of the slowdown is the decline in the Purchasing Managers Survey, which registered its lowest reading since December 1998. Inflation, as measured by the Consumer Price Index (CPI), is up 3.5% for the past year while the core rate of inflation is up only 2.6%. The core CPI is up only 0.2% above its five-year average of 2.4%. The economic slowdown and stable inflation is good news to the Fed and may signal the end of their tightening cycle, which started in June 1999. As economic statistics have revealed a slowdown, investors have changed their expectations for future monetary policy. Currently, we share the market's expectations that the Fed will leave interest rates unchanged for the remainder of the year. This change in perception resulted in the one-year LIBOR declining from 7.2% to 6.7% on October 31st.

      Our strategy changed as we became more confident in the economic slowdown, and our opinion for future Fed policy changed from expecting further rate increases, to a Fed on hold, to potentially lowering short-term interest rates during the first half of 2001. We extended the average maturity of the Portfolios by purchasing higher-yielding securities that mature in the fall of 2001. Looking forward, we will focus on purchasing securities maturing during the first quarter of 2001 to take advantage of any potential spike in year-end interest rates. As always, we will continue to utilize our relative value investment process and actively manage the ARK Money Market Portfolios.

-----

                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS CONTINUED

MONEY MARKET PORTFOLIO
PERFORMANCE AS OF
OCTOBER 31, 2000*

------------------------------------------------------------------------------------
                                                     iMoneyNet, Inc.
                 Inst'l  Retail   Retail    Inst'l      1st Tier     iMoneyNet, Inc.
                 Class   Class A  Class B  II Class  Institutional+     1st Tier+
------------------------------------------------------------------------------------

Seven Day
Effective Yield   6.55%   6.31%    5.59%     6.48%        6.26%           5.91%

--------------------------------------------------------------------------------
[Line graph omitted--plot points as follows:]

THIRTY-DAY YIELD COMPARISON


                ARK Money      iMoneyNet, Inc.      ARK Money                                               ARK Money
            Market Portfolio,    First Tier      Market Portfolio,  iMoneyNet, Inc.  ARK Money Market   Market Portfolio,
             Institutional      Institutions          Retail          First Tier       Portfolio,          Institutional
                 Class         Only Average+          Class A          Average+       Retail Class B        Class II


11/30/99          5.33             5.22                5.10              4.88             4.41                 5.26
12/31/99          5.53             5.42                 5.3              5.09             4.61                 5.46
1/31/00           5.51             5.45                5.28              5.13             4.60                 5.44
2/29/00           5.53             5.50                5.30              5.15             4.61                 5.46
3/31/00           5.65             5.57                5.42              5.22             4.74                 5.58
4/30/00           5.78             5.72                5.55              5.38             4.86                 5.71
5/31/00           5.98             5.90                5.75              5.54             5.06                 5.91
6/30/00           6.23             6.15                6.00              5.78             5.31                 6.15
7/31/00           6.31             6.25                6.08              5.90             5.38                 6.24
8/31/00           6.34             6.26                6.11              5.91             5.43                 6.27
9/30/00           6.34             6.25                6.11              5.90             5.43                 6.27
10/31/00          6.33             6.25                6.10              5.89             5.42                 6.26

TAX-FREE MONEY MARKET PORTFOLIO
PERFORMANCE AS OF
OCTOBER 31, 2000*

--------------------------------------------------------------------------------
                                              iMoneyNet, Inc.   iMoneyNet, Inc.
                  Inst'l   Retail    Inst'l    Tax FreeTF        Stockbroker &
                  Class   Class A   II Class  Institutions +   General Purpose +

--------------------------------------------------------------------------------
Seven Day
Effective Yield    4.02%    3.79%     3.95%       3.94%              3.69%
--------------------------------------------------------------------------------
[Line graph omitted--plot points as follows:]

THIRTY-DAY YIELD COMPARISON



           ARK Tax-Free
           Money Market            iMoneyNet, Inc.    ARK Tax-Free       iMoneyNet, Inc.           ARK Tax-Free Money
            Portfolio,               Tax-Free         Money Market           Tax-Free               Market Portfolio,
          Institutional            Institutions        Portfolio,      Stockbroker & General         Institutional
              Class                Only Average+     Retail Class A       Purpose Average+              II Class


11/30/99       3.22                    3.23               2.99                  2.99                      3.15
12/31/99       3.44                    3.60               3.21                  3.33                      3.37
1/31/00        3.08                    3.07               2.85                  2.85                      3.01
2/29/00        3.15                    3.22               2.92                  2.97                      3.08
3/31/00        3.31                    3.39               3.08                  3.13                      3.24
4/30/00        3.62                    3.67               3.39                  3.43                      3.55
5/31/00        4.23                    4.37               4.00                   4.1                      4.16
6/30/00        3.85                    3.81               3.62                   3.6                      3.78
7/31/00        3.65                    3.64               3.42                  3.43                      3.58
8/31/00        3.72                    3.76               3.49                  3.53                      3.65
9/30/00        3.92                    3.98               3.69                  3.75                      3.85
10/31/00       3.99                    3.96               3.76                  3.72                      3.92

U.S. GOVERNMENT MONEY MARKET
PORTFOLIO PERFORMANCE AS OF
OCTOBER 31, 2000*

--------------------------------------------------------------------------------
                                                                iMoneyNet, Inc.
                    Inst'l   Retail    Inst'l   iMoneyNet, Inc.    U.S. Govt
                    Class   Class A   II Class   Govt. Only+      & Agencies+
--------------------------------------------------------------------------------
Seven Day
Effective Yield      6.46%   6.22%      6.39%       6.08%             5.92%
--------------------------------------------------------------------------------

[Line graph omitted--plot points as follows:]

THIRTY-DAY YIELD COMPARISON


        ARK U.S. Government     iMoneyNet, Inc.        ARK U.S.          iMoneyNet,          ARK U.S. Government
           Money Market           Government       Government Money       Inc. U.S.        Money Market Portfolio,
            Portfolio,         Only Institutions   Market Portfolio,     Government &          Institutional
        Institutional Class      Only Average+      Retail Class A      Agencies Average+         II Class


11/30/99       5.06                 4.92                 4.83                4.81                   4.99
12/31/99       5.14                 4.97                 4.91                4.89                   5.07
1/31/00        5.26                 5.10                 5.03                4.98                   5.19
1/29/00        5.40                 5.26                 5.17                5.13                   5.33
3/31/00        5.50                 5.37                 5.27                5.22                   5.43
4/30/00        5.66                 5.52                 5.44                5.37                   5.59
5/31/00        5.86                 5.64                 5.63                5.53                   5.79
6/30/00        6.12                 5.89                 5.89                5.75                   6.05
7/31/00        6.19                 5.98                 5.96                5.86                   6.12
8/31/00        6.19                 6.03                 5.96                5.89                   6.12
9/30/00        6.20                 6.05                 5.97                5.90                   6.13
10/31/00       6.23                 6.04                 6.00                5.90                   6.16

U.S. TREASURY MONEY MARKET
PORTFOLIO PERFORMANCE AS OF
OCTOBER 31, 2000*

--------------------------------------------------------------------------------
                                                         iMoneyNet, Inc.
                         Inst'l     Retail      Inst'l         100%
                         Class      Class A    II Class   U.S. Treasury+
--------------------------------------------------------------------------------
Seven Day
Effective Yield          5.94%      5.69%         5.86%       5.58%
--------------------------------------------------------------------------------
[Line graph omitted--plot points as follows:]

THIRTY-DAY YIELD COMPARISON


         ARK U.S. Treasury                                ARK U.S.              ARK U.S.
           Money Market        iMoneyNet, Inc. 100%    Treasury Money        Treasury Money
            Portfolio,            U.S. Treasury       Market Portfolio,     Market Portfolio,
        Institutional Class          Average+          Retail Class A     Institutional II Class
5/31/99        4.58                    4.39                 4.51                  4.35
6/30/99        4.68                    4.59                 4.61                  4.45
7/31/99        4.83                    4.65                 4.76                  4.60
8/31/99        5.04                    4.79                 4.97                  4.81
9/30/99        5.24                    4.97                 5.17                  5.01
10/31/99       5.29                    5.12                 5.21                  5.06
11/30/99       5.37                    5.16                 5.30                  5.14
12/31/99       5.45                    5.28                 5.38                  5.22
1/31/00        5.55                    5.35                 5.48                  5.32
2/29/00        5.71                    5.46                 5.64                  5.48
3/31/00        5.73                    5.55                 5.66                  5.50
4/30/00        5.71                    5.56                 5.64                  5.48

* Past performance of the Portfolios is not predictive of future performance.

+ The performance of the iMoneyNet, Inc. indices does not include operating expenses that are incurred by the Portfolio.

                                                                           -----

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000

(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Repurchase  Agreements  -- 6%
Taxable  Municipal  Bonds -- 5%
Certificates  of Deposit -- 5%
Commercial Paper -- 33%
Corporate Obligations -- 51%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 49.5%

    AUTOMOTIVE -- 1.0%
    FORD CAPITAL
       9.500%, 07/01/01          $10,000           $10,155
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                               $10,155
--------------------------------------------------------------------------------
    BANKS -- 8.2%
    BANK ONE, N.A. ILLINOIS
       6.840%, 01/12/01           12,000            12,000
    CITI GROUP, MTN (A)
       6.650%, 11/01/00           25,000            24,993
    FIRST UNION NATIONAL BANK (A)
       6.670%, 11/01/00           25,000            25,000
    HUNTINGTON BANCS, MTN (A)
       6.690%, 11/22/00           10,000            10,000
    WELLS FARGO, SER B, MTN
       6.875%, 05/10/01           15,250            15,230
--------------------------------------------------------------------------------
    TOTAL BANKS                                    $87,223
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 18.2%
    ASSOCIATES N.A., MTN (A)
       6.760%, 12/14/00           28,000            28,016
    AT&T CAPITAL, SER F, MTN
       7.500%, 11/15/00            8,500             8,504
    BETA FINANCE, MTN (A) (B)
       6.930%, 11/07/00           25,000            25,000
    BETA FINANCE, MTN (B)
       6.710%, 10/11/01           10,000            10,000
    CAPITAL ONE FUNDING,
     SER 1995-C (A) (B)
       6.650%, 11/02/00            3,000             3,000
    CAPITAL ONE FUNDING,
     SER 1996-H (A) (B)
       6.650%, 11/02/00            3,500             3,500
    CIT GROUP, MTN (A)
       6.604%, 12/06/00           10,000             9,997


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

    GENERAL MOTORS ACCEPTANCE,
     MTN
       6.750%, 06/05/01         $  5,000        $    5,000
    GENERAL MOTORS ACCEPTANCE,
     MTN (A)
       6.910%, 11/01/00            5,000             5,002
       7.028%, 01/17/01           10,000            10,014
    JOHN DEERE CAPITAL, MTN (A)
       6.934%, 01/11/01            4,000             4,005
       6.760%, 01/25/01           36,000            36,006
    NORWEST FINANCIAL, MTN (A)
       6.620%, 11/01/00           25,000            24,991
    TEXTRON FINANCIAL (A) (B)
       6.750%, 11/01/00           20,000            20,000
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                      $193,035
--------------------------------------------------------------------------------
    MISCELLANEOUS BUSINESS SERVICES -- 2.1%
    BOB SUMEREL TIRE,
     LOC (A) (B)
       6.630%, 11/02/00            5,125             5,125
    ELSINORE PROPERTIES, LOC (A)
       6.650%, 11/03/00            9,900             9,900
    REYNOLDS ROAD FITNESS CENTER,
     SER 1998, LOC (A) (B)
       6.630%, 11/02/00            5,830             5,830
    TRAP ROCK INDUSTRY,
     DEMAND RB, LOC (A)
       6.730%, 11/01/00            1,300             1,300
--------------------------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES         $ 22,155
--------------------------------------------------------------------------------
    RETAIL -- 0.8%
    DAYTON HUDSON TARGET,
     MTN (A)
       6.918%, 01/16/01            9,000             9,003
--------------------------------------------------------------------------------
    TOTAL RETAIL                                   $ 9,003
--------------------------------------------------------------------------------
    SECURITY BROKERS & DEALERS -- 18.3%
    BEAR STEARNS (A)
       6.750%, 11/01/00           25,000            25,000
    CREDIT SUISSE FIRST BOSTON,
     MTN (A)
       6.620%, 11/09/00           20,000            20,000
    GOLDMAN SACHS GROUP, MTN
       6.200%, 02/15/01            3,000             2,994
    GOLDMAN SACHS GROUP,
     MTN (A)
       7.243%, 01/08/01           10,000            10,008
    GOLDMAN SACHS GROUP,
     MTN (A) (B)
       6.851%, 12/15/00           10,000            10,000
    LEHMAN BROTHERS HOLDINGS
       6.125%, 02/01/01           13,400            13,376
       6.750%, 09/24/01           27,880            27,890
    MERRILL LYNCH, MTN
       6.885%, 03/30/01           10,000            10,000

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000

--------------------------------------------------------------------------------

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

    MERRILL LYNCH, MTN (A)
       7.190%, 11/20/00        $   5,000       $     5,001
    MORGAN STANLEY DEAN WITTER
     EURO, MTN (A)
       6.940%, 11/10/00           15,000            15,009
    MORGAN STANLEY, MTN (A)
       6.760%, 12/13/00           25,000            25,012
    SALOMON SMITH BARNEY
     HOLDINGS, MTN (A)
       6.730%, 12/12/00           30,000            30,011
--------------------------------------------------------------------------------
    TOTAL SECURITY BROKERS & DEALERS              $194,301
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 0.9%
    VERIZON COMMUNICATIONS (A)
       6.820%, 01/05/01           10,000             9,999
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS         $  9,999
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (Cost $525,871)                               $525,871
--------------------------------------------------------------------------------
ASSET-BACKED SECURITY -- 1.0%
    FORD MOTOR AUTO OWNER
     TRUST, SER 2000-E
       6.581%, 01/15/01           10,944            10,944
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITY
    (Cost $10,944)                               $  10,944
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 5.3%
    BAYER-HYPO VEREINS BANK EURO
       7.040%, 07/17/01           10,000            10,001
    COMMERZBANK NY
       6.975%, 07/13/01           10,000             9,998
    DEUTSCHE BANK
       6.890%, 08/20/01            6,000             5,999
    UBS STAMFORD CONNECTICUT
       6.500%, 01/08/01           20,000            19,998
       7.230%, 06/12/01           10,000             9,998
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $55,994)                                $ 55,994
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 32.3%
    BANKS -- 0.9%
    UBS FINANCE
       6.651%, 11/01/00           10,000            10,000
--------------------------------------------------------------------------------
    TOTAL BANKS                                   $ 10,000
--------------------------------------------------------------------------------
    DIVERSIFIED OPERATIONS -- 0.1%
    GENERAL ELECTRIC
       6.410%, 03/01/01            1,000               979
--------------------------------------------------------------------------------
    TOTAL DIVERSIFIED OPERATIONS                  $    979
--------------------------------------------------------------------------------
    ENERGY -- 0.9%
    ENRON
       6.630%, 11/14/00            5,000             4,988
    TEXAS UTILITIES
       6.650%, 12/05/00            5,000             4,969
--------------------------------------------------------------------------------
    TOTAL ENERGY                                  $  9,957
--------------------------------------------------------------------------------


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

    FINANCIAL SERVICES -- 21.5%
    ATLANTIS ONE FUNDING
       6.500%, 11/01/00          $10,000         $  10,000
       6.570%, 01/12/01           30,000            29,606
    CIESCO
       6.470%, 12/05/00           39,600            39,358
    CORPORATE ASSET FUNDING
       6.500%, 11/01/00           30,000            30,000
    DAKOTA CERTIFICATES
       6.500%, 11/14/00           40,000            39,906
    DELAWARE FUNDING
       6.530%, 01/17/01           17,000            16,763
       6.530%, 01/19/01           23,000            22,670
    EDISON ASSET SECURITIZATION
       6.550%, 01/19/01           40,000            39,425
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                      $227,728
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO -- 0.5%
    CONAGRA
       6.650%, 11/15/00            5,000             4,987
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                 $ 4,987
--------------------------------------------------------------------------------
    LEASING & RENTING -- 8.4%
    HOUSEHOLD FINANCE
       6.650%, 11/01/00           40,000            40,000
    PITNEY BOWES CREDIT
       6.480%, 11/16/00           29,000            28,922
    TEXTRON FINANCE
       6.550%, 01/19/01           20,000            19,712
--------------------------------------------------------------------------------
    TOTAL LEASING & RENTING                       $ 88,634
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
    (Cost $342,285)                               $342,285
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 5.9%
    CALIFORNIA -- 0.7%
    RIVERSIDE COUNTY COP, LOC (A)
       6.600%, 11/01/00            7,800             7,800
--------------------------------------------------------------------------------
    TOTAL CALIFORNIA                               $ 7,800
--------------------------------------------------------------------------------
    ILLINOIS -- 0.8%
    ILLINOIS STATE, HEALTH FACILITIES RB, MBIA (A)
       6.600%, 11/01/00            8,500             8,500
--------------------------------------------------------------------------------
    TOTAL ILLINOIS                                 $ 8,500
--------------------------------------------------------------------------------
    MARYLAND -- 0.5%
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     RB, SER B, LOC (A)
       6.650%, 11/01/00            4,900             4,900
--------------------------------------------------------------------------------
    TOTAL MARYLAND                               $   4,900
--------------------------------------------------------------------------------
    NEW JERSEY -- 0.4%
    NEW JERSEY STATE, ECONOMIC
     DEVELOPMENT AUTHORITY
     RB, LOC (A)
       6.730%, 11/01/00            4,100             4,100
--------------------------------------------------------------------------------
    TOTAL NEW JERSEY                             $   4,100
--------------------------------------------------------------------------------

                                                                           -----

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO CONCLUDED

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    NEW YORK -- 1.1%
    NEW YORK CITY, GO, SER B11
       6.600%, 11/08/00          $12,000          $ 12,000
--------------------------------------------------------------------------------
    TOTAL NEW YORK                                $ 12,000
--------------------------------------------------------------------------------
    NORTH CAROLINA -- 0.6%
    DURHAM COP, SER B (A)
       6.600%, 11/02/00            1,500             1,500
    WINSTON-SALEM COP, LOC
       6.570%, 11/09/00            5,000             5,000
--------------------------------------------------------------------------------
    TOTAL NORTH CAROLINA                          $  6,500
--------------------------------------------------------------------------------
    PENNSYLVANIA -- 0.0%
    PENNSYLVANIA STATE, ECONOMIC
     DEVELOPMENT FINANCE AUTHORITY
     RB, LOC (A)
       6.700%, 11/02/00              425               425
--------------------------------------------------------------------------------
    TOTAL PENNSYLVANIA                               $ 425
--------------------------------------------------------------------------------
    TEXAS -- 1.8%
    TEXAS STATE GO, VETERANS HOUSING
     ASSISTANCE PROGRAM (A)
       6.600%, 11/01/00           10,000            10,000
    TEXAS STATE GO, VETERANS LAND
     REFUNDING PROGRAM (A)
       6.600%, 11/01/00            8,920             8,920
--------------------------------------------------------------------------------
    TOTAL TEXAS                                  $  18,920
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS
    (Cost $63,145)                               $  63,145
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.7%
    DEUTSCHE BANK
     6.560%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $41,007,471 (collateralized
     by U.S. Treasury Obligations:
     total market value
     $41,820,862)                 41,000            41,000
    GOLDMAN SACHS GROUP
     6.300%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $19,279,080 (collateralized
     by U.S. Treasury Obligations:
     total market value
     $19,661,284)                 19,276            19,276
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $60,276)                               $  60,276
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7%
    (Cost $1,058,515)                           $1,058,515
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 0.3%         $   2,759
================================================================================

                                                    MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 490,364,827 outstanding
   shares of beneficial interest               $   490,348
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 269,061,013 outstanding shares
   of beneficial interest                          269,051
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 29,783 outstanding shares
   of beneficial interest                               30
Portfolio Shares of Institutional II Class
   (unlimited authorization -- no par
   value) based on 301,797,456 outstanding
   shares of beneficial interest                   301,795
Undistributed net investment income                     57
Accumulated net realized loss on investments            (7)
================================================================================
TOTAL NET ASSET -- 100.0%                       $1,061,274
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS           $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS B                $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL II CLASS        $1.00
================================================================================
(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 2000. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B)  SECURITY EXEMPT FROM REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT OF
     1933.  THESE   SECURITIES  MAY  BE  RESOLD  IN  TRANSACTIONS   EXEMPT  FROM
     REGISTRATION NORMALLY QUALIFIED TO INSTITUTIONAL INVESTORS.
(C) DISCOUNT NOTES. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE DISCOUNT YIELD AT THE TIME OF PURCHASE.
COP--CERTIFICATE OF PARTICIPATION
GO--GENERAL OBLIGATION
LOC--SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR
     BANK OR OTHER FINANCIAL INSTITUTION.
MTN--MEDIUM TERM NOTE
N.A.--NORTH AMERICAN
RB--REVENUE BOND
SER--SERIES

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITES LISTED ABOVE, AS INDICATED.
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000

--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Tax-Exempt Commercial Paper -- 12%
Participation Notes -- 3%
General Obligations -- 1%
Anticipation Notes -- 6%
Revenue Bonds --78%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 99.5%
    ALABAMA -- 0.7%
    MOBILE, INDUSTRIAL DEVELOPMENT
     BOARD RB, DOCK & WHARF
     HOLNAM PROJECT,
     SER B, LOC (A)
       4.300%, 11/01/00           $  900            $  900
--------------------------------------------------------------------------------
    TOTAL ALABAMA                                   $  900
--------------------------------------------------------------------------------
    COLORADO -- 0.8%
    COLORADO STATE, POSTSECONDARY
     EDUCATIONAL FACILITIES AUTHORITY
     RB, PRO RODEO HALL OF FAME
     PROJECT, LOC (A)
       4.500%, 11/02/00              980               980
--------------------------------------------------------------------------------
    TOTAL COLORADO                                  $  980
--------------------------------------------------------------------------------
    DISTRICT OF COLUMBIA -- 3.9%
    DISTRICT OF COLUMBIA TECP,
     NATIONAL ACADEMY OF SCIENCES,
     SER B, AMBAC
       4.250%, 02/16/01            4,500             4,500
    DISTRICT OF COLUMBIA, GENERAL
     FUND RECOVERY PROJECT GO,
     SER B-1, LOC (A)
       4.850%, 11/01/00              400               400
--------------------------------------------------------------------------------
    TOTAL DISTRICT OF COLUMBIA                      $4,900
--------------------------------------------------------------------------------
    FLORIDA -- 4.2%
    LEE COUNTY, HOUSING FINANCE
     AUTHORITY RB, FORESTWOOD
     APARTMENTS PROJECT,
     SER A, FNMA (A)
       4.350%, 11/01/00            1,900             1,900
    SUNSHINE STATE TECP,
     GOVERNMENT FINANCING
     COMMISSION
       4.250%, 12/05/00            3,265             3,265
--------------------------------------------------------------------------------
    TOTAL FLORIDA                                   $5,165
--------------------------------------------------------------------------------


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    GEORGIA -- 0.8%
    DE KALB COUNTY, HOUSING
     AUTHORITY RB, WINTERS
     CREEK APARTMENTS PROJECT,
     FNMA (A)
       4.300%, 11/01/00           $1,000           $ 1,000
--------------------------------------------------------------------------------
    TOTAL GEORGIA                                   $1,000
--------------------------------------------------------------------------------
    ILLINOIS -- 3.4%
    ILLINOIS STATE, HEALTH FACILITIES
     AUTHORITY RB, ST. LUKE'S
     MEDICAL CENTER,
     SER B, MBIA (A)
       4.400%, 11/01/00            1,000             1,000
    ILLINOIS STATE, HEALTH FACILITIES
     AUTHORITY RB, SWEDISH
     COVENANT HOSPITAL PROJECT,
     AMBAC (A)
       4.400%, 11/01/00            1,200             1,200
    ILLINOIS STATE, HEALTH FACILITIES
     AUTHORITY RB, SWEDISH
     COVENANT HOSPITAL PROJECT,
     SER A, AMBAC (A)
       4.400%, 11/01/00            2,000             2,000
--------------------------------------------------------------------------------
    TOTAL ILLINOIS                                  $4,200
--------------------------------------------------------------------------------
    INDIANA -- 2.4%
    CITY OF SULLIVAN TECP, INDIANA
     COOPERATIVE FINANCING
       4.200%, 12/01/00            3,000             3,000
--------------------------------------------------------------------------------
    TOTAL INDIANA                                   $3,000
--------------------------------------------------------------------------------
    LOUISIANA -- 0.8%
    LAKE CHARLES, HARBOR &
     REVENUE DISTRICT RB, CONOCO
     PROJECT, SER A, LOC (A)
       4.300%, 11/01/00            1,000             1,000
--------------------------------------------------------------------------------
    TOTAL LOUISIANA                                 $1,000
--------------------------------------------------------------------------------
    MARYLAND -- 29.8%
    BALTIMORE COUNTY, GARRISON
     FOREST SCHOOL PROJECT
     RB, LOC (A)
       4.350%, 11/02/00            3,000             3,000
    BALTIMORE COUNTY TECP,
     MARYLAND POLLUTION CONTROL
     AUTHORITY, SPA
       4.150%, 11/09/00            4,000             4,000
    FREDERICK COUNTY, EDUCATIONAL
     FACILITIES RB, MOUNT ST. MARY'S
     COLLEGE LOC (A)
       4.350%, 11/02/00            4,000             4,000
    HOWARD COUNTY BAN, SER A
       4.500%, 04/13/01            2,000             2,003

                                                                           -----

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET PORTFOLIO CONTINUED

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    MARYLAND STATE, DEPARTMENT OF
     HOUSING & COMMUNITY
     DEVELOPMENT MUNICIPAL
     SECURITIES TRUST RECEIPTS RB,
     SER CMC3, LOC (A)
       4.450%, 11/01/00           $5,200           $ 5,200
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, CHARLESTOWN
     COMMUNITY, SER A, LOC (A)
       4.300%, 11/01/00            4,900             4,900
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, HOSPITAL &
     UNIVERSITY IMPROVEMENTS,
     SER A, LOC (A)
       4.250%, 11/01/00            1,100             1,100
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, POOLED LOAN
     PROJECT, SER D, LOC (A)
       4.300%, 11/02/00            6,048             6,048
    MONTGOMERY COUNTY, HOUSING
     OPPURTUNITIES RB, BARCLAY
     APARTMENTS, ISSUE I, MBIA (A)
       4.400%, 11/01/00            2,800             2,800
    PRINCE GEORGES COUNTY COP,
     EQUIPMENT ACQUISITION,
     SER A, MBIA
       3.600%, 11/01/00            1,000             1,000
    WASHINGTON COUNTY, ECONOMIC
     DEVELOPMENT AUTHORITY RB,
     ST. JAMES SCHOOL PROJECT,
     MANDATORY PUT @ 100
     LOC (B)
       4.375%, 11/01/00            3,000             3,000
--------------------------------------------------------------------------------
    TOTAL MARYLAND                                 $37,051
--------------------------------------------------------------------------------
    MASSACHUSETTS -- 2.1%
    MASSACHUSETTS STATE, HEALTH &
     EDUCATIONAL FACILITIES AUTHORITY
     RB, HARVARD UNIVERSITY (A)
       3.950%, 11/01/00              700               700
    MASSACHUSETTS STATE, WATER
     RESOURCES AUTHORITY RB,
     SER A, AMBAC (A)
       4.050%, 11/01/00            1,900             1,900
--------------------------------------------------------------------------------
    TOTAL MASSACHUSETTS                            $ 2,600
--------------------------------------------------------------------------------
    MINNESOTA -- 3.6%
    MINNESOTA STATE, SCHOOL DISTRICTS
     TAX & AID ANTICIPATION
     COP, SER A
       4.250%, 02/28/01            3,000             3,000


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    MINNESOTA STATE, TAX & AID
     ANTICIPATION INDEBTEDNESS
     COP, SER B
       5.000%, 08/17/01          $ 1,500            $1,508
--------------------------------------------------------------------------------
    TOTAL MINNESOTA                                 $4,508
--------------------------------------------------------------------------------
    MISSOURI -- 1.3%
    COLUMBIA RB, SERIES A,
     LOC (A)
       4.350%, 11/01/00            1,500             1,500
    MISSOURI STATE, DEVELOPMENT
     FINANCE AUTHORITY RB,
     SCIENCE CITY UNION STATION,
     SER C, LOC (A)
       4.750%, 11/01/00              100               100
--------------------------------------------------------------------------------
    TOTAL MISSOURI                                  $1,600
--------------------------------------------------------------------------------
    MONTANA -- 0.8%
    MONTANA STATE, HEALTH
     FACILITIES AUTHORITY RB,
     SER A, FGIC (A)
       4.350%, 11/02/00            1,000             1,000
--------------------------------------------------------------------------------
    TOTAL MONTANA                                   $1,000
--------------------------------------------------------------------------------
    NEVADA -- 0.7%
    CLARK COUNTY, AIRPORT
     IMPROVEMENT AUTHORITY RB,
     SER A, MBIA LOC (A)
       4.250%, 11/01/00              900               900
--------------------------------------------------------------------------------
    TOTAL NEVADA                                    $  900
--------------------------------------------------------------------------------
    NEW JERSEY -- 1.5%
    NEW JERSEY STATE, MUNICIPAL
     SECURITIES TRUST RECEIPTS
     RB, SER CB1 (A)
       4.300%, 02/15/01            1,800             1,800
--------------------------------------------------------------------------------
    TOTAL NEW JERSEY                                $1,800
--------------------------------------------------------------------------------
    NEW YORK -- 7.2%
    NEW YORK CITY, MASS TRANSIT
     AUTHORITY DEMAND CERTIFICATE
     TRUST RB, SER 1993C, FGIC (A)
       4.300%, 11/01/00            4,000             4,000
    NEW YORK CITY, TRANSITIONAL
     FINANCE AUTHORITY RB,
     SER A-1, SPA (A)
       4.200%, 11/01/00            5,000             5,000
--------------------------------------------------------------------------------
    TOTAL NEW YORK                                  $9,000
--------------------------------------------------------------------------------
    NORTH CAROLINA -- 7.0%
    CHARLOTTE, AIRPORT DEVELOPMENT
     AUTHORITY RB, SER A, MBIA (A)
       4.250%, 11/01/00            2,800             2,800
    CITY OF GREENSBORO, PUBLIC
     IMPROVEMENT GO, SER B  (A)
       4.300%, 11/01/00            1,000             1,000
--------------------------------------------------------------------------------
   10

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000

--------------------------------------------------------------------------------

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    DURHAM, WATER & SEWER
     SYSTEM RB (A)
       4.300%, 11/02/00          $ 2,000           $ 2,000
    RALEIGH DURHAM, AIRPORT
     AUTHORITY RB, SER A,
     LOC (A)
       4.650%, 11/01/00              200               200
    WINSTON-SALEM TECP
       4.250%, 11/08/00            2,700             2,700
--------------------------------------------------------------------------------
    TOTAL NORTH CAROLINA                           $ 8,700
--------------------------------------------------------------------------------
    PENNSYLVANIA -- 11.1%
    BUCKS COUNTY, INDUSTRIAL
     DEVELOPMENT AUTHORITY
     RB, LOC (A)
       4.350%, 11/01/00            3,100             3,100
    CHESTER COUNTY, HEALTH &
     EDUCATION FACILITIES AUTHORITY
     RB, BARCLAY FRIENDS PROJECT,
     SER A LOC (A)
       4.300%, 11/01/00            1,000             1,000
    CUMBERLAND COUNTY, DICKINSON
     COLLEGE RB, SER A, MANDATORY
     PUT @ 100, LOC (B)
       3.800%, 11/01/00            2,860             2,860
    CUMBERLAND COUNTY, MUNICIPAL
     AUTHORITY RB, UNITED
     METHODIST HOMES FOR THE
     AGING PROJECT, MANDATORY
     PUT @ 100, LOC (A) (B)
       4.900%, 12/01/00            2,890             2,890
    DELAWARE VALLEY, REGIONAL
     GOVERNMENT FINANCE RB (A)
       4.300%, 11/01/00            1,000             1,000
    LEHIGH COUNTY, INDUSTRIAL
     DEVELOPMENT AUTHORITY RB,
     ALLEGHENY ELECTRIC,
     SER A, LOC (A)
       4.350%, 11/01/00            1,400             1,400
    MONTGOMERY COUNTY, INDUSTRIAL
     DEVELOPMENT AUTHORITY
     RB, LOC (A)
       4.250%, 11/07/00              500               500
    PENNSYLVANIA STATE, HIGHER
     EDUCATION FACILITIES AUTHORITY
     RB, COUNCIL OF INDEPENDENT
     COLLEGES, SER A3, LOC
       4.250%, 04/01/01            1,000             1,000
--------------------------------------------------------------------------------
    TOTAL PENNSYLVANIA                             $13,750
--------------------------------------------------------------------------------



                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    TEXAS -- 14.2%
    GEORGETOWN, HIGHER EDUCATION
     FINANCING AUTHORITY RB,
     SOUTHWESTERN UNIVERSITY
     PROJECT, SERIES 1984,
     LOC (A)
       4.400%, 11/01/00          $ 3,000          $  3,000
    GULF COAST COUNTY, WASTE
     DISPOSAL AUTHORITY RB,
     EXXON PROJECT (A)
       4.600%, 11/01/00            1,900             1,900
    CITY OF MIDLOTHIAN, INDUSTRIAL
     DEVELOPMENT AUTHORITY RB,
     BOX-CROW CEMENT PROJECT,
     LOC (A)
       4.300%, 11/01/00            1,900             1,900
    TEXAS MUNICIPAL GAS RB,
     FSA (A)
       4.400%, 11/01/00            4,000             4,000
    TEXAS STATE, HIGHER EDUCATION
     AUTHORITY RB, SER B, FGIC (A)
       4.400%, 11/01/00            1,865             1,865
    TEXAS STATE TRAN
       5.250%, 08/31/01            5,000             5,039
--------------------------------------------------------------------------------
    TOTAL TEXAS                                   $ 17,704
--------------------------------------------------------------------------------
    VERMONT -- 1.6%
    VERMONT STATE, EDUCATIONAL &
     HEALTH BUILDINGS RB, CAPITAL
     ASSET FINANCING PROGRAM,

     SER 1, LOC (A)

       4.450%, 11/02/00            2,000             2,000

--------------------------------------------------------------------------------
    TOTAL VERMONT                                  $ 2,000
--------------------------------------------------------------------------------
    WYOMING -- 1.6%
    LINCOLN COUNTY, POLLUTION
     CONTROL AUTHORITY RB,
     EXXON PROJECT (A)
       4.600%, 11/01/00              100               100
    SWEETWATER COUNTY TECP
       4.250%, 11/08/00            1,900             1,900
--------------------------------------------------------------------------------
    TOTAL WYOMING                                  $ 2,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
    (Cost $123,758)                               $123,758
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.5%
    (Cost $123,758)                               $123,758
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 0.5%            $  611
================================================================================

                                                                           -----

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET PORTFOLIO CONCLUDED

                                                    MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 58,741,372 outstanding
   shares of beneficial interest                 $  58,733
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 34,049,617 outstanding shares
   of beneficial interest                           34,048
Portfolio Shares of Institutional II Class
   (unlimited authorization -- no par
   value) based on 31,584,579 outstanding
   shares of beneficial interest                    31,583
Undistributed net investment income                      6
Accumulated net realized loss on investments            (1)
================================================================================
TOTAL NET ASSETS -- 100.0%                        $124,369
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS           $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL II CLASS        $1.00
================================================================================
(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 2000. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) MANDATORY PUT SECURITY. THE MANDATORY PUT DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
BAN--BOND ANTICIPATION NOTE
COP--CERTIFICATE OF PARTICIPATION
GO--GENERAL OBLIGATION
LOC--SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR
     BANK OR OTHER FINANCIAL INSTITUTION.
RB--REVENUE BOND
SER--SERIES
SPA--STANDBY PURCHASE AGREEMENT
TECP--TAX-EXEMPT COMMERCIAL PAPER
TRAN--TAX & REVENUE ANTICIPATION NOTE

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE, AS INDICATED.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA--FINANCIAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Repurchase Agreements -- 47%
U.S. Government Agency Obligations -- 53%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 53.2%
    FFCB
       5.850%, 12/01/00          $25,000         $  24,995
    FFCB (A)
       6.290%, 04/03/01           15,000            14,599
    FHLB
       6.500%, 03/15/01           25,000            24,981
    FHLB (B)
       6.480%, 01/18/01           25,000            24,988
    FHLB (A)
       6.640%, 11/24/00           30,000            29,873
       6.465%, 01/10/01           50,000            49,371
       6.460%, 01/03/01           50,000            49,435
       6.470%, 01/26/01           25,000            24,614
       6.300%, 04/16/01           12,900            12,525
    FHLMC
       6.350%, 01/05/01          149,000           148,875
    FHLMC (A)
       6.610%, 11/09/00           50,000            49,927
       6.440%, 01/11/01           80,000            78,984
       6.440%, 01/18/01           10,000             9,860
    FHLMC, MTN (C)
       6.450%, 01/16/01           25,000            24,681
    FNMA (B)
       6.470%, 01/04/01           40,000            39,976
    FNMA (A)
       6.420%, 12/14/00           25,000            24,808
       6.300%, 04/12/01           40,000            38,866
    FNMA, MTN
       6.570%, 02/22/01           25,000            24,995
       5.860%, 07/19/01           10,000             9,927
    SLMA (B)
       6.752%, 01/25/00           25,000            24,996
    SLMA, MTN (B)
       6.732%, 11/07/00           10,000             9,996
       6.929%, 11/15/00           25,000            25,000
       6.752%, 11/26/00           25,000            24,993
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $791,265)                               $791,265
--------------------------------------------------------------------------------



                                PRINCIPAL           MARKET
  DESCRIPTION                AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 47.0%
    DEUTSCHE BANK
     6.560%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $200,036,444 (collateralized
     by U.S. Treasury Obligations:
     total market value
     $204,000,148)              $200,000       $   200,000
    GOLDMAN SACHS GROUP
     6.300%-6.550, dated 10/31/00,
     matures 11/01/00, repurchase
     price $322,061,230 (collateralized
     by U.S. Treasury Obligations:
     total market value
     $328,442,837)               322,003           322,003
    SALOMON SMITH BARNEY
     6.530%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $177,032,106 (collateralized
     by U.S. Treasury Obligations:
     total market value
     $180,602,203)               177,000           177,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $699,003)                             $  699,003
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.2%
    (Cost $1,490,268)                           $1,490,268
================================================================================
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)     $   (3,096)
================================================================================

                                                                           -----

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET PORTFOLIO CONCLUDED

                                                    MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 1,214,912,366 outstanding
   shares of beneficial interest               $ 1,214,815
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 157,863,672 outstanding shares
   of beneficial interest                          157,860
Portfolio Shares of Institutional II Class
   (unlimited authorization -- no par
   value) based on 114,395,903 outstanding
   shares of beneficial interest                   114,389
Undistributed net investment income                    148
Accumulated net realized loss on investments           (40)
================================================================================
TOTAL NET ASSETS -- 100.0%                      $1,487,172
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS           $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL II CLASS        $1.00
================================================================================
(A) DISCOUNT NOTES. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE DISCOUNT YIELD AT THE TIME OF PURCHASE.
(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 2000. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(C) ZERO COUPON SECURITY. THE EFFECTIVE YIELD AT TIME OF PURCHASE IS SHOWN AS THE RATE ON THE STATEMENT OF NET ASSETS.
FFCB--FEDERAL FARM CREDIT BANK
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN--MEDIUM TERM NOTE
SLMA--STUDENT LOAN MARKETING  ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

U.S. Treasury Notes -- 39%
U.S. Treasury Bills -- 61%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 99.7%
    U.S. TREASURY BILLS (A)
       5.993%, 11/09/00         $  3,079          $  3,075
       6.020%, 11/09/00               66                66
       6.023%, 11/09/00            4,102             4,097
       6.031%, 11/09/00            3,278             3,274
       6.058%, 11/09/00            5,650             5,642
       6.061%, 11/09/00            5,425             5,418
       6.071%, 11/09/00            5,054             5,047
       6.077%, 11/09/00              522               521
       6.142%, 11/09/00            3,012             3,008
       6.150%, 11/09/00              832               831
       6.194%, 11/09/00            4,935             4,928
       6.040%, 12/07/00              986               980
       6.052%, 12/07/00           26,566            26,407
       6.065%, 12/07/00            5,255             5,223
       6.072%, 12/07/00           20,000            19,880
       6.118%, 12/07/00            8,629             8,578
       6.070%, 12/28/00            3,977             3,939
       6.109%, 12/28/00           26,476            26,224
       6.118%, 12/28/00            5,115             5,067
       6.120%, 12/28/00               27                27
       6.179%, 12/28/00            2,987             2,958
       6.257%, 12/28/00           16,881            16,715
       6.101%, 01/11/01           17,700            17,490
       6.139%, 01/11/01              690               682
       6.220%, 01/18/01           16,572            16,352
       6.226%, 01/18/01            3,504             3,457
       6.273%, 01/18/01            2,012             1,985


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
       6.129%, 01/25/01          $15,337         $  15,119
       6.085%, 02/08/01           11,398            11,212
       6.121%, 03/08/01           30,000            29,371
       6.173%, 03/08/01            2,037             1,994
       6.197%, 03/15/01            4,375             4,277
       6.184%, 03/22/01            1,079             1,054
       6.277%, 04/19/01            2,775             2,696
       6.296%, 04/19/01           16,426            15,955
    U.S. TREASURY NOTES
       8.500%, 11/15/00           50,000            50,038
       4.500%, 01/31/01           50,000            49,775
       5.250%, 01/31/01           50,000            49,867
       7.750%, 02/15/01           25,000            25,094
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $448,323)                               $448,323
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7%
    (Cost $448,323)                               $448,323
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 0.3%           $ 1,239
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 307,632,577 outstanding
   shares of beneficial interest                   307,609
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 20,086,129 outstanding shares
   of beneficial interest                           20,085
Portfolio Shares of Institutional II Class
   (unlimited authorization -- no par
   value) based on 121,809,963 outstanding
   shares of beneficial interest                   121,802
Undistributed net investment income                     48
Accumulated net realized gain on investments            18
================================================================================
TOTAL NET ASSETS-- 100.0%                         $449,562
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS           $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL II CLASS        $1.00
================================================================================
(A) THE EFFECTIVE YIELD AT TIME OF PURCHASE IS SHOWN AS THE RATE ON THE STATEMENT OF NET ASSETS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

SHORT-TERM TREASURY PORTFOLIO

[PHOTO OMITTED]

JAMES M. HANNAN
-----------------------
PORTFOLIO MANAGER
-----------------------

JAMES M. HANNAN IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. HE IS PORTFOLIO MANAGER OF THE MONEY MARKET PORTFOLIOS AND THE SHORT-TERM TREASURY PORTFOLIO. HE HAS MORE THAN 13 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      The Federal Reserve (the "Fed") has not changed monetary policy since May 16th of this year, when it raised short-term interest rates by 1/2% to 6.5%. However, the Fed continues to be more concerned with the risks of inflation than with the risk of an economic slowdown. The Federal Open Market Committe (FOMC) released the following statement at the conclusion of their meeting on October 3, 2000: "Against the background of its long-term goals of price stability and sustainable economic growth . . . the Committee believes the risks continue to be weighted mainly toward conditions that may generate heightened inflation pressures in the future."

      Clearly, the economy is slowing as the one-two punch of higher oil prices and higher short-term interest rates around the world are taking effect. For the quarter ended September 30, 2000, the Gross Domestic Product (GDP) increased at only a 2.7% rate versus a 5.6% pace for the second quarter of the year. The labor market is no longer tightening as the unemployment rate has remained between 3.9% and 4.1% for the last year. Another sign of the slowdown is the decline in the Purchasing Managers Survey, which registered its lowest reading since December 1998. Inflation, as measured by the Consumer Price Index (CPI), is up 3.5% for the past year while the core rate of inflation is up only 2.6%. The core CPI is up only 0.2% above its five-year average of 2.4%. The economic slowdown and stable inflation is good news to the Fed and may signal the end of their tightening cycle, which started in June 1999. As economic statistics have revealed a slowdown, investors have changed their expectations for future monetary policy. Currently, we share the market's expectations that the Fed will leave interest rates unchanged for the remainder of the year. This change in perception resulted in two-year U.S. Treasury yields declining from 6.67% on May 31, 2000 to 5.92% on October 31st.

      During this period of declining interest rates, we maintained the average maturity of the Portfolio in a narrow range. Given the inverted yield curve, where two-year securities are yielding almost 1/2% less than 6-month securities, we did not see the value of purchasing longer-dated Treasury securities. Looking forward, we will extend the duration of the Portfolio when either two-year Treasury yields move higher or we believe the Fed is much closer to easing monetary policy. As always, we will continue to utilize our relative value investment process and actively manage the ARK Short-Term Treasury Portfolio.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000

--------------------------------------------------------------------------------

PERFORMANCE AS OF

OCTOBER 31, 2000

                                                                LIPPER SHORT
                  INSTITUTIONAL  RETAIL    LEHMAN 1-3 YEAR      U.S. TREASURY
                      CLASS      CLASS A   GOV'T BOND INDEX    FUNDS OBJECTIVE
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN         5.33%       5.11%          6.13%               5.66%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN         4.90%       4.69%          5.57%               4.95%
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE    5.15%       5.08%           N/A                 N/A
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning March 20, 1996. Retail Class A shares were offered beginning September 9, 1996.

  The performance of the Lehman 1-3 Year Government Bond Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

U.S. Treasury Bills -- 1%
U.S. Treasury Notes -- 99%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 98.8%
    U.S. TREASURY BILLS (A)
       6.149%, 11/09/00             $ 16              $ 16
       6.287%, 01/18/01               91                90
       6.245%, 01/18/01              134               132
       6.224%, 01/18/01              219               216
    U.S. TREASURY BONDS
      11.625%, 11/15/02            2,000             2,213
      10.750%, 02/15/03            2,000             2,200
      10.750%, 05/15/03            2,000             2,222
    U.S. TREASURY NOTES
       6.625%, 04/30/02            2,000             2,015
       6.500%, 08/31/01           10,000            10,009
       6.250%, 02/28/02            4,000             4,004
       5.875%, 11/30/01            4,000             3,982

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
       5.750%, 04/30/03           $5,000         $   4,980
       5.750%, 11/30/02            3,000             2,988
       5.500%, 01/31/03            2,000             1,981
       5.500%, 02/28/03            2,000             1,981
       5.375%, 02/15/01            3,500             3,488
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $42,597)                                 $42,517
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.8%
    (Cost $42,597)                                 $42,517
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 1.2%            $  500
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 3,484,255 outstanding
   shares of beneficial interest                    34,921
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 832,680 outstanding shares
   of beneficial interest                            8,400
Accumulated net realized loss on investments          (224)
Net unrealized depreciation on investments             (80)
================================================================================
TOTAL NET ASSETS-- 100.0%                          $43,017
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS            $9.97
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS A                 $9.96
================================================================================
(A) THE EFFECTIVE YIELD AT TIME OF PURCHASE IS SHOWN AS THE RATE ON THE STATEMENT OF NET ASSETS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

SHORT-TERM BOND PORTFOLIO

[PHOTO OMITTED]

STEVEN M. GRADOW

---------------------------
CO-PORTFOLIO MANAGER
---------------------------

STEVEN M. GRADOW IS THE MANAGING DIRECTOR OF FIXED INCOME INVESTMENTS FOR ALLIED INVESTMENT ADVISORS, INC. HE IS THE PORTFOLIO MANAGER OF THE INCOME PORTFOLIO AND CO-PORTFOLIO MANAGER OF THE U.S. GOVERNMENT BOND PORTFOLIO AND THE SHORT-TERM BOND PORTFOLIO. HE HAS MORE THAN 17 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

[PHOTO OMITTED]

WILMER C. STITH III, CFA
---------------------------
CO-PORTFOLIO MANAGER
---------------------------

WILMER C. STITH III IS A VICE PRESIDENT OF ALLIED INVESTMENT ADVISORS, INC. HE IS CO-PORTFOLIO MANAGER OF THE SHORT-TERM BOND PORTFOLIO AND OVERSEES FIXED INCOME TRADING. HE HAS MORE THAN NINE YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      Over the course of the last six months, the ARK Short-Term Bond Portfolio increased its allocation to short (2-3 year) defensive corporate securities as well as increased its allocation to longer-dated (5-year) U.S. Treasury securities. This repositioning of the Portfolio positively contributed to the Portfolio's return. Relative value was achieved through sector allocation to the energy sector. With oil and natural gas prices maintaining their upward price momentum, this recently out-of-favor sector has become sought-after, resulting in its out-performance versus other corporate sectors.

      During this calendar year, we have seen the bond market place a premium on U.S. Treasury securities, resulting from a growing federal budget surplus and the subsequent pay down of U.S. Treasury securities. The market initially placed this "scarcity" premium on long-dated U.S. Treasurys. However, as the Congressional Budget Office revised future economic growth assumptions, the rate of anticipated Treasury buybacks by the federal government increased. Additionally, the U.S. Treasury Department stated that its buyback of U.S. Treasury securities would include the entire yield curve and not just the long end. As a result of these developments, investors escalated the "scarcity" premium on shorter-dated U.S. Treasury securities, resulting in lower yields (higher prices) in the 5-year part of the U.S. Treasury curve. In anticipation of this development we increased our allocation to U.S. Treasury securities.

      As the year-end approaches, we expect greater market volatility as uncertainties surrounding inflationary expectations, stemming primarily from energy costs and future Federal Reserve actions continue. Volatility in corporate bond prices is at levels not experienced since the Russian default crisis in the summer of 1998. As we view the best period of credit conditions to be behind us, we are guarded towards increasing our short-dated corporate exposure to sectors that are not defensive in nature. Going forward, our strategy will continue to focus on adding incremental yield in medium-grade corporate securities in selective sectors, which we view to have sound underlying credit fundamentals. We expect this allocation to continue to provide relative value versus high-grade corporate securities. Additionally, our allocation to AAA-rated asset-backed securities continues to provide a relatively attractive level of current income versus other sectors in the fixed income market. We will continue to employ our conservative and disciplined investment strategy of actively pursuing relative value in both sector allocation and security selection.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE AS OF
OCTOBER 31, 2000

                                                             LIPPER SHORT
                  INSTITUTIONAL     LEHMAN 1-3 YEAR     INVESTMENT-GRADE DEBT
                      CLASS      GOVERNMENT BOND INDEX      FUNDS AVERAGE
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN         4.93%              6.13%                  5.76%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN         4.57%              5.57%                  4.92%
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE    4.97%               N/A                    N/A
--------------------------------------------------------------------------------

Past performance of the Portfolio is not predictive of future performance.

Institutional Class shares were offered beginning March 22, 1998. Inception to date performance includes the performance of the Marketvest Short-Term Bond Fund from its inception date of March 31, 1996.

The performance of the Lehman 1-3 Year Government Bond Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Repurchase Agreements -- 1%
Non-Agency Mortgage-Backed Obligations -- 1%
U.S. Treasury Obligations -- 19%
Asset-Backed Securities -- 21%
U.S. Government Agency Obligations -- 6%
Corporate Obligations -- 52%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.4%
    U.S. TREASURY NOTES
       7.875%, 08/15/01           $  200           $   202
       6.500%, 05/15/05            2,000             2,054
       6.500%, 08/31/01            1,550             1,551
       6.375%, 06/30/02            3,000             3,015
       6.250%, 04/30/01            2,000             1,999
       6.250%, 10/31/01            3,000             2,998
       6.250%, 02/28/02            2,000             2,002
       6.000%, 07/31/02            1,000             1,000
       5.750%, 08/15/03              500               498
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $15,368)                                 $15,319
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.5%
    FHLMC
       4.750%, 12/14/01            3,000             2,943
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $2,998)                                  $ 2,943
--------------------------------------------------------------------------------


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 2.6%
    FNMA (A)
       7.272%, 09/01/27           $    2           $     2
    SLMA, REMIC (A)
       6.971%, 01/25/07            2,148             2,148
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
    (Cost $2,145)                                   $2,150
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 51.6%
    BANKS -- 4.3%
    BANK ONE, N.A. ILLINOIS
       6.840%, 01/12/01              500               500
    MBNA, MTN
       6.150%, 10/01/03            1,000               964
    NATIONAL WESTMINSTER BANK
       9.375%, 11/15/03            1,000             1,065
    PNC FUNDING
       9.875%, 03/01/01            1,000             1,009
--------------------------------------------------------------------------------
    TOTAL BANKS                                     $3,538
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 2.3%
    COMDISCO
       5.750%, 02/15/01            1,000               889
    SEAGATE TECHNOLOGY
       7.125%, 03/01/04            1,000             1,000
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                      $1,889
--------------------------------------------------------------------------------
    ELECTRICAL SERVICES -- 1.2%
    TXU
       7.375%, 08/01/01            1,000             1,002
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL SERVICES                       $1,002
--------------------------------------------------------------------------------
    ENERGY -- 8.3%
    ENRON
       6.500%, 08/01/02            1,000               994
    HUSKY OIL, YB
       6.875%, 11/15/03            3,000             2,940
    NRG NORTHEAST GENERATING (B)
       8.065%, 12/15/04            1,000             1,005
    WILLIAMS
       6.500%, 11/15/02            2,000             1,985
--------------------------------------------------------------------------------
    TOTAL ENERGY                                   $ 6,924
--------------------------------------------------------------------------------

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------

SHORT-TERM BOND PORTFOLIO CONTINUED

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    ENTERTAINMENT -- 4.2%
    TIME WARNER, MTN (B)
       6.100%, 12/30/01           $2,000          $  1,970
    VIACOM
       6.750%, 01/15/03            1,500             1,489
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                            $ 3,459
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 18.0%
    ASSOCIATES N.A.
       5.750%, 10/15/03            1,000               971
    BEAR STEARNS
       6.450%, 08/01/02              800               790
    CONSECO, MANDATORY
       PUT @ 100 (C)
       6.400%, 06/15/11            2,000             1,780
    CREDIT SUISSE FIRST
       BOSTON, MTN  (A)
       6.620%, 08/09/01            1,000             1,000
    FORD MOTOR CREDIT
       7.500%, 06/15/03            2,000             2,010
       7.600%, 08/01/05            1,000             1,007
    GMAC
       7.125%, 05/01/03            2,000             2,002
    GOLDMAN SACHS GROUP, MTN (A)
       6.940%, 01/25/01            1,000             1,000
    HOUSEHOLD FINANCE, MTN (A)
       6.989%, 10/30/02            1,000             1,000
    LEHMAN BROTHERS HOLDINGS
       7.750%, 01/15/05            1,000             1,002
    LEHMAN BROTHERS HOLDINGS, MTN
       6.900%, 01/29/01              400               400
    MERRILL LYNCH, MTN
       7.180%, 02/11/03            1,000             1,003
       7.150%, 09/15/04            1,000             1,001
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $14,966
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO -- 3.6%
    COCA-COLA, PAT (B)
       6.000%, 03/15/01            2,000             1,987
    CONAGRA
       5.500%, 10/15/02            1,000               976
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                 $ 2,963
--------------------------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 3.9%
    ANADARKO PETROLEUM
       6.800%, 07/02/02            1,200             1,190
       6.500%, 05/15/05              500               484
    PHILLIPS PETROLEUM
       9.000%, 06/01/01            1,525             1,536
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                $ 3,210
--------------------------------------------------------------------------------

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    REAL ESTATE INVESTMENT TRUSTS -- 2.3%
    SPIEKER PROPERTIES LP
       6.875%, 02/01/05           $2,000           $ 1,953
--------------------------------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUSTS            $ 1,953
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 3.5%
    SPRINT CAPITAL
       5.875%, 05/01/04            1,000               954
    WORLDCOM
       6.250%, 08/15/03            2,000             1,960
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS          $ 2,914
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (Cost $43,330)                                 $42,818
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 20.3%
    EQCC HOME EQUITY LOAN TRUST,
     SER 1998-1, CL A4F
       6.459%, 03/15/21            2,000             1,979
    EQCC HOME EQUITY LOAN TRUST,
     SER 1999-1, CL A2F
       5.765%, 06/20/15            1,000               983
    EQCC HOME EQUITY LOAN TRUST,
     SER 1999-1, CL A3F
       5.915%, 11/20/24            1,000               973
    EQUICREDIT FUNDING TRUST,
     SER 1996-A, CL A3
       7.350%, 11/15/19            1,348             1,351
    FORD CREDIT AUTO OWNER TRUST,
     SER 2000-A, CL A3
       6.820%, 06/17/02            1,331             1,332
    FORD CREDIT AUTO OWNER TRUST,
     SER 2000-C, CL A4
       7.240%, 02/15/04            1,000             1,005
    GREEN TREE HOME IMPROVEMENT
     LOAN TRUST,
     SER 1995-F, CL B1
       6.750%, 01/15/21            2,000             1,960
    GREEN TREE HOME IMPROVEMENT
     LOAN TRUST, SER 1996-F,
     CL HIB1
       7.250%, 11/15/27            2,000             1,973
    GREENPOINT MANUFACTURED
     HOUSING TRUST,
     SER 1999-1, CL A2
       6.010%, 08/15/15              500               487
    KEY AUTO FINANCE TRUST,
     SER 1997-1, CL B
       6.400%, 04/15/04              489               488
    KEY AUTO FINANCE TRUST,
     SER 1999-1, CL A3
       5.630%, 07/15/03            1,250             1,244

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000

--------------------------------------------------------------------------------
                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    PREMIER AUTO TRUST,
     SER 1998-4, CL A3
       5.690%, 06/08/02           $  646         $     643
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1996-C, CL A4
       7.400%, 06/15/21              832               830
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1997-D, CL AF3
       6.345%, 11/15/21              629               626
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1998-B, CL AF4
       6.115%, 06/15/21            1,000               989
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (Cost $17,024)                                 $16,863
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.1%
    ADVANTA MORTGAGE LOAN TRUST,
     SER 1997-1, CL A2
       7.100%, 04/25/20                3                 3
    PRUDENTIAL HOME MORTGAGE
     SECURITIES TRUST,
     SER 1994-25, CL A7
       7.500%, 08/25/24              941               930
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS
    (Cost $967)                                       $933
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $1,156,923 (collateralized
     by U.S. Government Obligations:
     total market value
     $1,192,945)                   1,157             1,157
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $1,157)                                  $ 1,157
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.9%
    (Cost $82,989)                                 $82,183
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 1.1%            $  941
================================================================================

                                                   MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 8,506,883 outstanding

   shares of beneficial interest                  $ 85,019
Undistributed net investment income                     63
Accumulated net realized loss on investments        (1,152)
Net unrealized depreciation on investments            (806)
================================================================================
TOTAL NET ASSETS-- 100.0%                          $83,124
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS           $ 9.77
================================================================================
(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 2000.
(B) SECURITY EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT OF
    1933.   THESE   SECURITIES  MAY  BE  RESOLD  IN  TRANSACTIONS   EXEMPT  FROM
    REGISTRATION NORMALLY QUALIFIED TO INSTITUTIONAL INVESTORS.
(C) MANDATORY PUT SECURITY. THE MANDAORY PUT DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
LP--LIMITED PARTNERSHIP
MTN--MEDIUM TERM NOTE
N.A.--NORTH AMERICA
PAT--PUTABLE ASSET TRUST
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER--SERIES
SLMA--STUDENT LOAN MARKETING ASSOCIATION
YB--YANKEE BOND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------

MARYLAND AND PENNSYLVANIA TAX-FREE PORTFOLIOS

[PHOTO OMITTED]

SUSAN L. SCHNAARS, CFA
------------------------------
PORTFOLIO MANAGER
------------------------------

SUSAN L. SCHNAARS, CFA, IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. SHE IS THE PORTFOLIO MANAGER OF THE INTERMEDIATE FIXED INCOME PORTFOLIO, MARYLAND TAX-FREE PORTFOLIO, AND PENNSYLVANIA TAX-FREE PORTFOLIO. SHE HAS 11 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      The municipal market has performed extremely well over the past six months due to favorable supply and demand factors. Supply has been low, as higher interest rates have made refundings unfeasible and borrowing needs are down as municipalities find themselves flush with cash. The Federal Reserve's bias toward a tight monetary policy, and a benign inflation story coupled with strong productivity and the shrinking amount of outstanding U.S. Treasury debt, has resulted in an inverted Treasury yield curve (albeit not quite as inverted as it was in April). The municipal yield curve remains positively sloped (although flatter than one year ago) due to individual investor preference for shorter-maturity securities and the absence of demand in longer-dated municipals from this segment's customary buyers -- insurance companies and mutual funds. The yield differential between shorter- and longer-term maturities has fallen to a five-year low with an approximately 120 basis point difference between 1- and 30-year municipal securities.

      We believe that investors will continue to shift funds into municipal securities and taxable fixed income securities in search of relative after-tax value, away from the volatile stock market where they may have experienced significant gains or realized sizeable profits over the past several years. As supply is not expected to keep pace with demand, we expect tax-exempt securities to perform well.

      Municipals appeared not to be responding to the candidates' proposals for tax reform during the 2000 election season. Four years ago municipals dramatically under-performed their taxable counterparts when candidates' talk of severe tax reform threatened to jeopardize the tax-exempt status of municipals. Even if the highest tax bracket were reduced to a mid-thirties percentage, we believe municipals, at their current levels, will most likely continue to be attractive to most investors currently involved in the tax-exempt market.

      After slightly shortening the duration of the Portfolios earlier this year, we have held the duration posture steady during the past six months. Sector exposure has been held relatively stable, with minor adjustments being made to diversify out of hospital revenue bonds, which continue to underperform the overall municipal market, into various other revenue-backed issues. Quality structure has also remained stable, as we do not believe the minor increase in yield gained by lowering credit quality warrants assuming additional risk as the economy slows.

      We will continue to focus on securities with strong structures and good call protection as market demand for municipal bonds continues to be strong and quality spreads remain narrow. The focus of future purchases will be in the higher quality, 12 to 17 year maturity range due to the advantageous after-tax relative value of municipals in that segment. We remain focused on maintaining a high credit quality profile for the Portfolios. Any modification to the Portfolios reflects our bias to maximize after-tax total return, while providing a high level of tax-free income.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE AS OF
OCTOBER 31, 2000
MARYLAND TAX-FREE PORTFOLIO

--------------------------------------------------------------------------------
                                                     LEHMAN  LEHMAN
                                                     7 YEAR  10 YEAR  LIPPER MD
                                                      MUNI    MUNI    MUNICIPAL
                          INST'L   RETAIL    RETAIL   BOND    BOND   DEBT FUNDS
                          CLASS   CLASS A*  CLASS B*  INDEX   INDEX   OBJECTIVE
--------------------------------------------------------------------------------
ONE YEAR
TOTAL RETURN                7.32%   7.06%    6.31%    6.84%   8.23%     7.06%
--------------------------------------------------------------------------------
ONE YEAR
TOTAL RETURN WITH LOAD       N/A    2.25%    1.31%     N/A     N/A       N/A
--------------------------------------------------------------------------------
ANNUALIZED 3 YEAR
TOTAL RETURN                3.64%   3.45%    6.90%    4.69%   5.01%     3.46%
--------------------------------------------------------------------------------
ANNUALIZED 3 YEAR
TOTAL RETURN WITH LOAD       N/A    1.87%    6.07%     N/A     N/A       N/A
--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURN
INCEPTION TO DATE           4.39%   4.23%    6.57%     N/A     N/A       N/A
--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURN
INCEPTION TO DATE WITH LOAD  N/A    3.02%    5.97%     N/A     N/A       N/A
--------------------------------------------------------------------------------
  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning November 15, 1996. Retail Class A shares were offered beginning January 2, 1997. Performance for the Retail Class A shares with load reflects the deduction of the 4.50% sales charge. Retail Class B shares were offered beginning September 9, 1999. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).

* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total operating expenses applicable to Retail Class A shares and Retail Class B shares. The Retail Class A and Retail Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 4.29% without CDSC and 3.04% with CDSC. Annualized performance since actual inception for Retail Class B shares is 16.02% without CDSC and 12.59% with CDSC.

  The performance of the Lehman 7 Year Municipal Bond Index and the Lehman 10 Year Municipal Bond Index does not include operating expenses that are incurred by the Portfolio.

PENNSYLVANIA TAX-FREE PORTFOLIO



----------------------------------------------------------------------------------------------------
                                                             LEHMAN  LEHMAN   LEHMAN
                                                             5 YEAR  7 YEAR   10 YEAR   LIPPER PA
                                                              MUNI    MUNI     MUNI    INTERMEDIATE
                                INST'L   RETAIL     RETAIL    BOND    BOND     BOND     MUNICIPAL
                                CLASS    CLASS A*  CLASS B*   INDEX   INDEX    INDEX    OBJECTIVE
----------------------------------------------------------------------------------------------------

 ONE YEAR
 TOTAL RETURN                    7.17%    6.99%     6.40%     5.81%    6.84%    8.23%      6.58%
----------------------------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD           N/A     2.13%     1.40%      N/A      N/A     N/A         N/A
----------------------------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN                    2.92%    2.81%     5.38%     4.42%    4.69%    5.01%      3.45%
----------------------------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD           N/A     1.24%     4.53%      N/A      N/A     N/A         N/A
----------------------------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE               3.90%    3.67%     5.08%      N/A      N/A     N/A         N/A
----------------------------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD      N/A     2.64%     4.74%      N/A      N/A     N/A         N/A
----------------------------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  For each class, performance presented prior to March 22, 1998, reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund from its inception date of March 31, 1996. Retail Class A shares were offered beginning March 23, 1998. Performance for the Retail Class A shares with load reflects the deduction of the 4.50% sales charge. Retail Class B shares were offered beginning September 9, 1999. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).

* Performance shown prior to the actual inception dates of Retail Class A shares and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total operating expenses applicable to Retail Class A shares and Retail Class B shares. The Retail Class A and Retail Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Class A shares is 2.24% without load and 0.46% with load. Annualized performance since actual inception for Retail Class B shares is 12.93% without CDSC and 9.49% with CDSC.

  The performance of the Lehman 5 Year Municipal Bond Index, Lehman 7 Year Municipal Bond Index, and Lehman 10 Year Municipal Bond Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

General Obligations -- 33%
Cash Equivalents -- 2%
Revenue Bonds -- 65%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 98.2%
    MARYLAND -- 92.5%
    ALLEGANY COUNTY, PUBLIC
     IMPROVEMENTS GO, AMBAC
       5.300%, 03/01/12           $1,190            $1,226
    ANNE ARUNDEL COUNTY, PUBLIC
     IMPROVEMENTS GO
       6.000%, 09/01/06            2,000             2,147
    BALTIMORE, AUTO PARKING
     RB, FGIC
       5.250%, 07/01/17            1,000               999
    BALTIMORE, CONVENTION CENTER
     RB, MBIA
       5.375%, 09/01/11            2,910             3,019
    BALTIMORE COUNTY, PUBLIC
     IMPROVEMENTS GO
       5.500%, 06/01/16            1,500             1,522
       5.250%, 06/01/11            1,000             1,027
    BALTIMORE GO, SER B, MBIA
       7.000%, 10/15/03            1,000             1,070
    BALTIMORE, PORT FACILITIES RB,
     DUPONT PROJECT
       6.500%, 10/01/11            1,000             1,050
    BALTIMORE, WATER PROJECT
     RB, FSA
       5.750%, 07/01/30            3,000             3,034
    CALVERT COUNTY, PUBLIC &
     SCHOOL IMPROVEMENTS GO
       5.750%, 01/01/11            1,900             1,995
    CALVERT COUNTY RB,
     BALTIMORE GAS, MBIA
       5.550%, 07/15/14            2,500             2,547
    CARROLL COUNTY, REFUNDING
     RB, ASSET
       5.375%, 01/01/16            2,000             2,000
    CHARLES COUNTY GO
       5.700%, 03/01/10              750               784

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
MARYLAND TAX-FREE PORTFOLIO CONTINUED

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    FREDERICK COUNTY GO, SER B
       6.300%, 07/01/08           $2,000            $2,090
    FREDERICK COUNTY, RETIREMENT
     COMMUNITY RB,
     BUCKINGHAMS CHOICE
       5.900%, 01/01/17            1,000               864
    HARFORD COUNTY GO
       5.500%, 12/01/08            1,895             2,002
    HOWARD COUNTY, PUBLIC
     IMPROVEMENTS GO, SER A
       5.250%, 02/15/14            1,350             1,362
    MARYLAND STATE, NATIONAL PARKS
     & PLANNING COMMISSION RB
       5.375%, 01/15/14            1,000             1,015
    MARYLAND STATE, COMMUNITY
     DEVELOPMENT ADMINISTRATION
     RB, HOUSING & COMMUNITY
     DEVELOPMENT
       5.600%, 03/01/17            1,000             1,010
       5.050%, 04/01/08            1,000             1,016
    MARYLAND STATE, COMMUNITY
     DEVELOPMENT ADMINISTRATION
     RB, MULTI-FAMILY HOUSING
     DEVELOPMENT
       5.200%, 12/01/29            2,000             1,965
    MARYLAND STATE, ECONOMIC
     DEVELOPMENT AUTHORITY RB,
     HEALTH CARE FACILITIES, GNMA
       4.650%, 12/20/08              855               820
    MARYLAND STATE, ECONOMIC
     DEVELOPMENT AUTHORITY RB,
     LUTHERAN WORLD RELIEF
       7.125%, 04/01/19            1,000             1,010
    MARYLAND STATE, ECONOMIC
     DEVELOPMENT AUTHORITY RB,
     STUDENT HOUSING
       5.600%, 06/01/10            1,950             1,982
    MARYLAND STATE GO
       6.100%, 10/15/06            1,500             1,551
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, CATHOLIC
     HEALTH ST. JOSEPH'S, SER A
       6.000%, 12/01/13            1,370             1,442
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB,
     DAUGHTERS OF CHARITY
       4.750%, 11/01/14            1,600             1,478

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, DOCTORS
     COMMUNITY HOSPITAL
       5.500%, 07/01/24           $2,500            $1,984
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, HELIX HEALTH
     ISSUE, AMBAC, ETM
       5.000%, 07/01/27            2,500             2,281
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, HOWARD COUNTY
     GENERAL HOSPITAL PROJECT
       5.500%, 07/01/13            1,000             1,016
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, JOHNS
     HOPKINS MEDICINE, MBIA
       5.000%, 07/01/19            1,500             1,429
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, JOHNS HOPKINS
     UNIVERSITY
       5.250%, 07/01/17            2,000             1,987
       5.125%, 07/01/20            2,000             1,912
       4.750%, 05/15/33            2,000             1,685
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB,
     KENNEDY KRIEGER
       5.125%, 07/01/22            2,000             1,565
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, LOYOLA
     COLLEGE ISSUE
       5.000%, 10/01/39            1,500             1,352
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, LOYOLA COLLEGE
     PROJECT, SER A, MBIA
       5.375%, 10/01/11              950               980
       5.375%, 10/01/26            1,000               971
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, MEDLANTIC/
     HELIX, SER A
       5.250%, 08/15/12            1,175             1,182
       5.250%, 08/15/11            2,000             2,030

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, MERCY MEDICAL
     CENTER PROJECT, AMBAC
       5.750%, 07/01/15           $2,000            $2,043
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, NORTH ARUNDEL
     PROJECT, MBIA
       6.000%, 07/01/12              500               521
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, PENINSULA
     REGIONAL MEDICAL CENTER PROJECT
       5.000%, 07/01/08            1,000               970
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION FACILITIES
     AUTHORITY RB, PICKERSGILL
     PROJECT, SER A
       6.000%, 01/01/15            1,500             1,504
    MARYLAND STATE, HEALTH &
     HIGHER EDUCATION
     FACILITIES AUTHORITY RB,
     PUMHHERON POINT
       5.250%, 10/01/28            1,000               967
    MARYLAND STATE, LOCAL FACILITIES
     AUTHORITY GO, SECOND SER AA
       5.500%, 06/01/08            1,500             1,562
    MARYLAND STATE, LOCAL FACILITIES
     AUTHORITY GO, THIRD SER
       5.000%, 10/15/06            1,000             1,025
    MARYLAND STATE, STADIUM
     AUTHORITY RB, AMBAC
       5.500%, 03/01/12            1,000             1,028
    MARYLAND STATE, TRANSPORTATION
     AUTHORITY RB
       5.750%, 07/01/15            3,000             3,026
    MARYLAND STATE, TRANSPORTATION
     AUTHORITY RB, BALTIMORE/
     WASHINGTON INTERNATIONAL
     AIRPORT PROJECT, FGIC
       6.000%, 07/01/07            1,000             1,061
    MARYLAND STATE, WATER QUALITY
     FINANCING ADMINISTRATION RB,
     REVOLVING LOAN FUND, SER A
       6.550%, 09/01/14              945               980
       5.500%, 09/01/12            1,250             1,277
    MONTGOMERY COUNTY, PARKING
     AUTHORITY RB, SILVER SPRING
     PARKING LOT PROJECT,
     SER A, FGIC
       6.250%, 06/01/09              500               522

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    MONTGOMERY COUNTY, PUBLIC
     IMPROVEMENTS GO, SER A
       5.800%, 07/01/07           $1,000            $1,070
       5.600%, 01/01/16            2,000             2,060
    NEW BALTIMORE, SCHOOL
     BOARD SYSTEM RB
       5.000%, 11/01/13            1,135             1,126
    PRINCE GEORGES COUNTY, PUBLIC
     IMPROVEMENTS GO, FSA
       5.500%, 10/01/10            2,000             2,128
    PRINCE GEORGES COUNTY,
     PUBLIC IMPROVEMENTS GO,
     SER A, MBIA
       6.000%, 03/01/07            1,450             1,504
    PRINCE GEORGES COUNTY, SOLID
     WASTE MANAGEMENT SYSTEM
     RB, FSA
       5.000%, 06/15/04            1,000             1,015
    PRINCE GEORGES COUNTY, WATER
     UTILITY IMPROVEMENTS
     GO, STORMWATER
     MANAGEMENT PROJECT
       5.500%, 03/15/13            2,575             2,681
    QUEEN ANNES COUNTY, PUBLIC
     FACILITIES GO, FGIC
       5.400%, 11/15/11            1,000             1,045
    QUEEN ANNES COUNTY, SCHOOL
     & RECREATIONAL FACILITIES
     IMPROVEMENTS GO, FGIC
       6.000%, 11/15/08            1,000             1,091
    ST. MARY'S COUNTY, ACADEMIC &
     AUXILIARY FACILITIES RB, MBIA
       5.250%, 09/01/27            2,000             1,900
    UNIVERSITY OF MARYLAND,
     AUXILIARY FACILITY & TUITION
     RB, SER A
       5.500%, 04/01/11            1,500             1,536
       5.000%, 04/01/10            1,250             1,264
    UNIVERSITY OF MARYLAND, LOAN
     PROGRAM RB, SECOND SER
       6.000%, 06/01/05              500               520
    UNIVERSITY OF MARYLAND,
     MEDICAL SYSTEMS PROJECT
     RB, SER A
       5.500%, 04/01/10            2,000             2,075
    WASHINGTON COUNTY, PUBLIC
     IMPROVEMENTS GO, MBIA
       5.800%, 01/01/15            1,250             1,294
    WASHINGTON, SUBURBAN
     SANITATION DISTRICT GO
       6.000%, 06/01/18            1,000             1,080

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------

MARYLAND TAX-FREE PORTFOLIO CONCLUDED

                       PRINCIPAL AMOUNT             MARKET
DESCRIPTION                 (000)/SHARES       VALUE (000)
--------------------------------------------------------------------------------
    WASHINGTON, SUBURBAN
     SANITATION DISTRICT GO,
     SEWER IMPROVEMENTS
      5.300%, 06/01/08           $1,000       $     1,026
--------------------------------------------------------------------------------
    TOTAL MARYLAND                                $103,302
--------------------------------------------------------------------------------
    PUERTO RICO -- 5.7%
    COMMONWEALTH OF PUERTO RICO,
     HIGHWAY & TRANSPORTATION
     AUTHORITY RB, SER A, MBIA
       5.000%, 07/01/38            2,000             1,835
    COMMONWEALTH OF PUERTO RICO,
     PUBLIC FINANCE AUTHORITY
     RB, AMBAC
       5.375%, 06/01/19            1,500             1,534
    COMMONWEALTH OF PUERTO RICO,
     PUBLIC IMPROVEMENTS
     GO, MBIA
       6.250%, 07/01/12            1,000             1,139
       4.875%, 07/01/23            2,000             1,838
--------------------------------------------------------------------------------
    TOTAL PUERTO RICO                              $ 6,346
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
    (Cost $109,400)                               $109,648
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.7%
    DREYFUS TAX-EXEMPT CASH
     MANAGEMENT FUND           1,945,910             1,946
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (Cost $1,946)                                  $ 1,946
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
    (Cost $111,346)                               $111,594
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 0.1%            $  123
================================================================================

                                                    MARKET
DESCRIPTION                                    VALUE (000)

--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 9,067,975 outstanding
   shares of beneficial interest                 $  87,964
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 2,374,516 outstanding shares
   of beneficial interest                           24,591
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 33,303 outstanding shares
   of beneficial interest                              322
Accumulated net realized loss on investments        (1,408)
Net unrealized appreciation on investments             248
================================================================================
TOTAL NET ASSETS-- 100.0%                         $111,717
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS            $9.74
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                $9.73
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($9.73 / 95.50%)                 $10.19
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS B                 $9.74
================================================================================
ETM--ESCROWED TO MATURITY
GO--GENERAL OBLIGATION
RB--REVENUE BOND
SER--SERIES
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE, AS INDICATED.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ASSET--ASSET GUARANTY
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FSA--FINANCIAL SECURITY ASSURANCE
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

PENNSYLVANIA TAX-FREE PORTFOLIO
STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

General Obligations -- 15%
Cash Equivalents -- 1%
Revenue Bonds -- 84%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 97.9%
    PENNSYLVANIA -- 97.9%
    ALLEGHENY COUNTY, INDUSTRIAL
     DEVELOPMENT AUTHORITY RB,
     USX PROJECT
       6.100%, 01/15/18           $5,255            $5,163
    ALLENTOWN, SACRED HEART
     HOSPITAL RB, SER A
       6.500%, 11/15/08            2,665             2,675
    BUCKS COUNTY, INDUSTRIAL
     DEVELOPMENT AUTHORITY
     RB, ETM
      10.000%, 05/15/19            4,775             7,246
    BURRELL, SCHOOL DISTRICT
     GO, FGIC, STAID
       5.250%, 11/15/10            4,000             4,125
    CHESTER COUNTY, HEALTH &
     EDUCATION FACILITIES
     AUTHORITY RB, CHESTER
     COUNTY HOSPITAL, MBIA
       5.625%, 07/01/09            1,985             2,074
       5.625%, 07/01/10            1,675             1,744
       5.500%, 07/01/07              965             1,005
    CHESTER COUNTY, HEALTH &
     EDUCATION FACILITIES
     AUTHORITY RB, IMMACULATA
     COLLEGE, ASSET
       5.625%, 10/15/27            2,250             2,182
    CHESTER COUNTY, HEALTH &
     EDUCATION FACILITIES
     AUTHORITY RB, MAIN LINE
     HEALTH SYSTEMS, MBIA
       5.300%, 05/15/07            3,045             3,121
    CUMBERLAND COUNTY, MESSIAH
     COLLEGE PROJECT RB, AMBAC
       5.125%, 10/01/15            2,800             2,748




                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    DAUPHIN COUNTY, PINNACLE
     HEALTH SYSTEM PROJECT
     RB, MBIA
       5.200%, 05/15/09           $  910            $  932
    DELAWARE COUNTY, CATHOLIC
     HEALTH SYSTEMS EAST
     RB, SER A
       4.875%, 11/15/14            3,910             3,715
    DELAWARE COUNTY, COMMUNITY
     HOSPITAL AUTHORITY RB
       6.000%, 12/15/20            4,000             3,525
    DELAWARE COUNTY, DUNWOODY
     VILLAGE PROJECT RB
       5.550%, 04/01/06              300               303
    INDIANA COUNTY, INDUSTRIAL
     DEVELOPMENT AUTHORITY
     POLLUTION CONTROL RB,
     NY STATE ELECTRIC & GAS,
     SER A, MBIA
       6.000%, 06/01/06            1,500             1,601
    LANCASTER COUNTY, HOSPITAL
     AUTHORITY RB, MASONIC
     HOMES PROJECT
       4.750%, 11/15/02            1,000             1,000
    LANCASTER COUNTY, SOLID WASTE
     MANAGEMENT AUTHORITY
     RB, AMBAC
       5.375%, 12/15/15            4,000             4,015
    LEHIGH COUNTY, MUHLENBERG
     HOSPITAL CENTER PROJECT
     RB, ETM, GOH
       5.750%, 07/15/10            3,000             3,165
    LEHIGH COUNTY, PUBLIC
     IMPROVEMENTS PROJECT GO,
     SER A, CNTY GTD
       5.500%, 11/15/11            2,000             2,058
       5.550%, 11/15/12            2,100             2,153
    LOWER MERION TOWNSHIP,
     SCHOOL DISTRICT GO, STAID
       5.125%, 05/15/13            3,185             3,197
    MCKEAN COUNTY, BRADFORD
     HOSPITAL PROJECT RB, ACA
       6.100%, 10/01/20            2,500             2,500
    MONTGOMERY COUNTY,
     HEALTH & HIGHER EDUCATION
     AUTHORITY RB
       7.250%, 12/01/19            3,000             2,846
    MONTGOMERY COUNTY, HEALTH
     & HIGHER EDUCATION
     AUTHORITY RB, AMBAC
       5.500%, 10/01/08            1,275             1,331
       5.250%, 10/01/04            2,070             2,114

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO CONTINUED

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    MONTGOMERY COUNTY, HEALTH
     & HIGHER EDUCATION
     AUTHORITY RB, BEAVER COLLEGE
     PROJECT, CONLEE
       5.700%, 04/01/10           $  500            $  526
    MONTGOMERY COUNTY,
     INDUSTRIAL DEVELOPMENT
     AUTHORITY RB, RETIREMENT-
     LIFE COMMUNITIES
       5.250%, 11/15/28            2,500             2,100
    NORRISTOWN, SCHOOL DISTRICT
     AUTHORITY GO, FGIC, STAID
       5.500%, 09/01/14              500               508
    NORTHAMPTON COUNTY, HIGHER
     EDUCATION AUTHORITY RB,
     LEHIGH UNIVERSITY, MBIA
       5.750%, 08/15/03            2,710             2,798
    PENNSYLVANIA STATE, CONVENTION
     CENTER AUTHORITY RB,
     ETM, FGIC
       6.000%, 09/01/19            5,410             5,748
    PENNSYLVANIA STATE, CONVENTION
     CENTER AUTHORITY
     RB, MBIA
       6.750%, 09/01/19            2,500             2,669
    PENNSYLVANIA STATE, ECONOMIC
     DEVELOPMENT AUTHORITY
     RB, AMBAC
       6.000%, 07/01/06            3,000             3,206
    PENNSYLVANIA STATE, FINANCING
     AUTHORITY RB, CAPITAL
     IMPROVEMENT PROGRAM
       6.600%, 11/01/09            3,500             3,728
    PENNSYLVANIA STATE, HIGHER
     EDUCATION FACILITIES AUTHORITY
     RB, DREXEL UNIVERSITY
       6.000%, 05/01/24            4,075             4,111
    PENNSYLVANIA STATE, HIGHER
     EDUCATION FACILITIES AUTHORITY
     RB, GWYNEDD-MERCY
     COLLEGE, ASSET
       5.600%, 11/01/22            2,600             2,574
    PENNSYLVANIA STATE, HIGHER
     EDUCATION FACILITIES
     AUTHORITY RB, SER B
       5.350%, 01/01/08            3,750             3,684
    PENNSYLVANIA STATE, HIGHER
     EDUCATION FACILITIES AUTHORITY
     RB, UNIVERSITY OF PENNSYLVANIA
     HEALTH SERVICES PROJECT, SER A
       5.500%, 01/01/09            3,000             2,951

                               PRINCIPAL            MARKET
DESCRIPTION                       AMOUNT       VALUE (000)
--------------------------------------------------------------------------------
    PENNSYLVANIA STATE, HIGHER
     EDUCATION FACILITIES AUTHORITY
     RB, UNIVERSITY OF
     PENNSYLVANIA PROJECT
       5.600%, 01/01/10          $   500          $    491
    PENNSYLVANIA STATE, HOUSING
     FINANCE AGENCY RB, SER A
       6.000%, 10/01/13            1,500             1,564
    PENNSYLVANIA STATE, INFRASTRUCTURE
     INVESTMENT AUTHORITY RB, WATER
     UTILITY IMPROVEMENTS, MBIA
       5.250%, 09/01/07            1,000             1,034
    PENNSYLVANIA, INTERGOVERNMENTAL
     COOPERATIVE AUTHORITY RB,
     PHILADELPHIA FUNDING
     PROGRAM, FGIC
       5.400%, 06/15/09            4,845             4,996
    PHILADELPHIA GO, FGIC
       5.125%, 05/15/14            5,000             4,944
    PHILADELPHIA, INDUSTRIAL
     DEVELOPMENT AUTHORITY RB,
     FRANKLIN INSTITUTE PROJECT
       5.200%, 06/15/18            2,100             1,895
       5.200%, 06/15/26            3,100             2,534
    PHILADELPHIA, INDUSTRIAL
     DEVELOPMENT AUTHORITY RB,
     GIRARD ESTATE COAL MINING
     PROJECT, ETM
       5.500%, 11/15/16            3,590             3,621
    PHILADELPHIA, INDUSTRIAL
     DEVELOPMENT AUTHORITY
     RB, SER A, MBIA
       6.000%, 02/15/07            1,365             1,462
    PHILADELPHIA, JEFFERSON
     HEALTH SYSTEMS RB
       5.500%, 05/15/05            1,000             1,013
    PHILADELPHIA, JUSTICE LEASE
     AUTHORITY RB, SER A, MBIA
       7.100%, 11/15/06            4,095             4,287
    PENNSYLVANIA STATE, PUBLIC
     IMPROVEMENTS GO, SECOND
     SER, FGIC
       5.375%, 11/15/07            5,000             5,225
    PHILADELPHIA, TEMPLE UNIVERSITY
     HOSPITAL RB, SER A
       6.625%, 11/15/23            4,300             4,004
    PHILADELPHIA, WATER &
     WASTEWATER RB, MBIA
       6.250%, 08/01/07            3,000             3,270
       6.250%, 08/01/08            2,150             2,362
    PHILADELPHIA, WATER &
     WASTEWATER RB, SER A,
     AMBAC
       5.000%, 08/01/22            5,000             4,613

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

                        PRINCIPAL AMOUNT            MARKET
DESCRIPTION                 (000)/SHARES       VALUE (000)
--------------------------------------------------------------------------------
    PITTSBURGH & ALLEGHENY
     COUNTIES, PUBLIC AUDITORIUM
     RB, AMBAC
       5.250%, 02/01/17           $5,000          $  4,906
    RIDLEY PARK, TAYLOR HOSPITAL
     RB, SER A, ETM
       6.000%, 12/01/05              670               692
    SCRANTON-LACKAWANNA,
     MERCY HEALTH HOSPITAL
     FACILITIES RB, SER B, MBIA
       5.625%, 01/01/16            2,000             2,023
    UNION COUNTY, HIGHER
     EDUCATION FACILITIES RB,
     BUCKNELL COLLEGE, MBIA
       4.500%, 04/01/18            2,805             2,451
    WEST MIFFLIN, AREA SCHOOL
     DISTRICT GO, FGIC, STAID
       4.875%, 02/15/23            2,500             2,231
--------------------------------------------------------------------------------
    TOTAL PENNSYLVANIA                            $160,759
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
    (Cost $161,775)                               $160,759
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.5%
    BLACKROCK PENNSYLVANIA MUNICPAL
     MONEY MARKET PORTFOLIO      809,628               810
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (Cost $810)                                     $  810
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.4%
    (Cost $162,585)                               $161,569
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 1.6%           $ 2,577
================================================================================




                                                    MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 16,623,728 outstanding
   shares of beneficial interest                 $ 166,739
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 333,632 outstanding shares
   of beneficial interest                            3,592
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 5,503 outstanding shares
   of beneficial interest                               50
Undistributed net investment income                      5
Accumulated net realized loss on investments        (5,224)
Net unrealized depreciation on investments          (1,016)
================================================================================
TOTAL NET ASSETS-- 100.0%                         $164,146
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS            $9.68
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                $9.67
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($9.67 / 95.50%)                 $10.13
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS B                 $9.69
================================================================================
ETM--ESCROWED TO MATURITY
GO--GENERAL OBLIGATION
RB--REVENUE BOND
SER--SERIES
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE, AS INDICATED.
ACA--AMERICAN CAPITAL ACCESS
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ASSET--ASSET GUARANTY
CNTY GTD--COUNTY GUARANTEED
CONLEE--COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
GOH--GENERAL OBLIGATION OF HOSPITAL
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
STAID--STATE AID WITHHOLDING

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME PORTFOLIO

[PHOTO OMITTED]

SUSAN L. SCHNAARS, CFA
----------------------------
PORTFOLIO MANAGER
----------------------------

SUSAN L. SCHNAARS, CFA, IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. SHE IS THE PORTFOLIO MANAGER OF THE INTERMEDIATE FIXED INCOME PORTFOLIO, MARYLAND TAX-FREE PORTFOLIO, AND PENNSYLVANIA TAX-FREE PORTFOLIO. SHE HAS 11 YEARS OF

INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      Higher interest rates and oil prices are beginning to have a slowing affect on the economy. The main discussion among investors now seems to be whether the Federal Reserve has been able to orchestrate a soft landing, or if the economy will land with a thud. Recent economic releases point to a moderate inflation picture; however, the labor markets remain tight. The consumer, benefiting from the wealth effect of the stock market, had been a major force in driving economic growth, but now that we've seen a fall-off in the equity market, the markets will continue to look to the consumer as a predictor of future growth. At this point in time, we believe that the economy may slow to a more gentle level of growth.

      Over the past six months, the yield curve has flattened dramatically, although it remains slightly inverted when comparing U.S. Treasury securities with 2- and 30-year maturities. The yield on the 2- and 5-year U.S. Treasury notes have fallen by approximately 3/4% to 5.92% and 5.81%, respectively, while the yield on the long bond has fallen less than 1/4%, to 5.78%. The 5-year U.S. Treasury note actually generated the highest return of the bellwether Treasurys for the past six months. For the period, the intermediate sector of the bond market held its ground against longer-duration benchmarks as the U.S. Treasury buyback program worked its way down the yield curve and as the credit curve steepened. The higher yielding corporate sector outperformed the Treasury sector only slightly during the period. Higher quality securities generated nearly 85 basis points more than lower rated issues. Mortgage and asset-backed securities outpaced the government sector as volatility remained low and interest rates stabilized.

      During the six-month period, we reduced our duration in the corporate sector, while maintaining the overall exposure to the segment. We eliminated exposure to several lower quality issuers and reduced our position in AT&T as we were concerned about how the performance of the company will translate to bondholders going forward. We increased our exposure to the agency sector, capturing higher yields in high quality government-supported securities. Holdings in the mortgage and asset-backed sectors were also increased over the past six months, and we will look to continue to add to these segments. We anticipate maintaining the Portfolio's exposure to the corporate segment awaiting further stabilization in spreads and discriminating among specific industries and issuers.

      Our purchases over the period, both in U.S. Treasurys and selected spread-sectors, modestly increased the effective duration or interest rate sensitivity of the Portfolio. After being slightly shorter than the broad intermediate government/corporate segment of the bond market for a portion of the period, the overall effective duration of the Portfolio is now neutral to the index. We continue to be over-

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
weighted in the mortgage and asset-backed sectors on an absolute and duration-weighted basis, however, we are slightly under-weighted in the corporate sector. We will continue to follow our core strategy, taking advantage of the excess spread and value offered by the corporate, mortgage and asset-backed sectors; however, we will be closely following the unfolding economic slowdown and the impact that it has on corporate earnings and debt coverage.

PERFORMANCE AS OF
OCTOBER 31, 2000
--------------------------------------------------------------------------------
                                    LEHMAN        LEHMAN        LIPPER
                                 INTERMEDIATE  INTERMEDIATE  INTERMEDIATE
                 INSTITUTIONAL   GOV'T/CREDIT   GOVERNMENT    INVESTMENT
                     CLASS           INDEX      BOND INDEX    GRADE DEBT
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN        5.34%           6.44%        6.73%          5.84%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN        4.49%           5.45%        5.62%          4.51%
--------------------------------------------------------------------------------
 ANNUALIZED
 TOTAL RETURN
 INCEPTION TO DATE   4.98%            N/A          N/A            N/A
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning November 15, 1996.

  The performance of the Lehman Intermediate Government Bond Index and the Lehman Intermediate Government/Corporate Bond Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

U.S. Government Mortgage- Backed Obligations -- 17%
U.S. Government Agency Obligations -- 6%
Asset-Backed Securities -- 8%
Repurchase Agreements -- 2%
U.S. Treasury Obligations -- 30%
Corporate Obligations -- 33%
Yankee Bonds -- 3%
Preferred Stock -- 1%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 29.8%
    U.S. TREASURY NOTES
       7.875%, 11/15/04           $7,500          $  8,029
       7.500%, 11/15/01            1,000             1,012
       6.500%, 05/15/05            2,175             2,234
       6.500%, 02/15/10            4,000             4,187
       6.250%, 02/28/02            4,550             4,554
       6.250%, 02/15/07            6,175             6,298
       5.875%, 11/15/05            1,000             1,004
       5.625%, 02/15/06            1,000               991
       5.625%, 05/15/08            2,000             1,972
       5.500%, 03/31/03            4,000             3,961
       5.375%, 06/30/03            3,000             2,962
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $37,169)                                 $37,204
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.1%
    FHLB
       7.100%, 03/23/05            2,000             1,986
    FNMA
       6.000%, 05/15/08            3,260             3,136
    FNMA, MTN
       5.890%, 04/06/04            1,000               977
    PRIVATE EXPORT FUNDING,
     SER UU
       7.950%, 11/01/06            1,495             1,557
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $7,829)                                 $  7,656
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 16.7%
    FHLMC
       6.500%, 07/01/09            2,687             2,631
    FNMA
       7.500%, 12/01/29            2,661             2,657
       7.500%, 04/01/30            2,571             2,567
       7.000%, 06/01/03              241               240
       6.500%, 05/01/08              497               487
       6.500%, 10/01/08            1,698             1,664
       6.000%, 04/01/11            1,810             1,743

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------

INTERMEDIATE FIXED INCOME PORTFOLIO CONTINUED

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    FNMA, REMIC
       6.500%, 04/25/23           $2,705          $  2,640
       6.250%, 07/25/08            1,590             1,562
       6.000%, 11/25/28            1,048             1,032
    GNMA
       7.000%, 02/15/29            1,069             1,054
    SLMA, REMIC (A)
       7.094%, 07/25/06            1,609             1,604
       7.024%, 04/25/07            1,023             1,020
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
    (Cost $20,993)                                 $20,901
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 32.9%
    BANKS -- 6.1%
    BANK OF AMERICA, MTN
       7.125%, 05/12/05            1,500             1,504
    BANK OF NEW YORK
       6.625%, 06/15/03            1,500             1,492
    BANK ONE, MTN
       6.700%, 03/15/02            1,500             1,496
    STAR BANK N.A.
       6.375%, 03/01/04            1,715             1,674
    SUNTRUST BANKS
       7.375%, 07/01/06            1,500             1,502
--------------------------------------------------------------------------------
    TOTAL BANKS                                   $  7,668
--------------------------------------------------------------------------------
    COMMUNICATION EQUIPMENT -- 1.5%
    MOTOROLA
       7.600%, 01/01/07            1,850             1,908
--------------------------------------------------------------------------------
    TOTAL COMMUNICATION EQUIPMENT                 $  1,908
--------------------------------------------------------------------------------
    COMPUTERS -- 1.7%
    UNISYS
      11.750%, 10/15/04            2,000             2,095
--------------------------------------------------------------------------------
    TOTAL COMPUTERS                               $  2,095
--------------------------------------------------------------------------------
    ELECTRICAL EQUIPMENT & SERVICES -- 2.0%
    COLUMBUS SOUTHERN POWER, MTN
       6.510%, 02/01/08            1,250             1,184
    NATIONAL RURAL UTILITIES
       7.300%, 09/15/06            1,250             1,264
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL EQUIPMENT & SERVICES         $  2,448
--------------------------------------------------------------------------------
    ENTERTAINMENT -- 1.9%
    COMCAST CABLEVISION, MTN
       8.375%, 05/01/07            1,000             1,040
    TIME WARNER
       9.125%, 01/15/13            1,225             1,369
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                           $  2,409
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 11.6%
    ASSOCIATES N.A., MTN
       8.430%, 11/23/01            1,000             1,017
    BEAR STEARNS
       7.625%, 02/01/05              800               802


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    CIT GROUP
       7.375%, 03/15/03           $1,790          $  1,794
    CITIFINANCIAL
       7.750%, 03/01/05            1,285             1,314
    CSC HOLDINGS, SER B
       8.125%, 08/15/09            1,000               974
    FORD MOTOR CREDIT
       8.000%, 06/15/02            1,175             1,195
    GOLDEN STATE ESCROW
       7.125%, 08/01/05            1,000               930
    GOLDMAN SACHS GROUP
       7.350%, 10/01/09            1,940             1,904
    MERRILL LYNCH, MTN
       7.200%, 10/15/12            1,500             1,429
    PNC FUNDING
       7.000%, 09/01/04            1,740             1,712
    WELLS FARGO FINANCIAL
       6.375%, 09/15/02            1,370             1,358
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $14,429
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO -- 1.3%
    SARA LEE, MTN
       6.150%, 06/19/08            1,700             1,589
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                 $ 1,589
--------------------------------------------------------------------------------
    REAL ESTATE INVESTMENT TRUSTS -- 1.6%
    ROUSE
       8.500%, 01/15/03            1,000             1,019
    SUSA PARTNERSHIP
       7.125%, 11/01/03            1,000               982
--------------------------------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUSTS            $ 2,001
--------------------------------------------------------------------------------
       6.690%, 08/01/07            1,370               901
    TARGET
       6.800%, 10/01/01              600               597
--------------------------------------------------------------------------------
    TOTAL RETAIL                                   $ 1,498
--------------------------------------------------------------------------------
    RETAIL -- 1.6%
    DILLARD'S
    TELEPHONES & TELECOMMUNICATIONS -- 4.0%
    ALLTEL
       7.500%, 03/01/06            1,385             1,381
       7.125%, 03/01/03              125               124
    QWEST COMMUNICATIONS
     INTERNATIONAL, SER B
       7.250%, 11/01/08            1,000               974
    SPRINT CAPITAL
       6.125%, 11/15/08            1,500             1,337
    WORLDCOM
       6.400%, 08/15/05            1,275             1,226
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS          $ 5,042
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (Cost $42,602)                                 $41,087
--------------------------------------------------------------------------------

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

                       PRINCIPAL AMOUNT             MARKET
DESCRIPTION                 (000)/SHARES       VALUE (000)
--------------------------------------------------------------------------------
    YANKEE BONDS -- 2.8%
    MERITA BANK
       6.500%, 01/15/06           $2,060          $  1,975
    CANADIAN NATIONAL RAILWAY (A)
       6.450%, 07/15/06            1,545             1,462
--------------------------------------------------------------------------------
    TOTAL YANKEE BONDS (COST $3,483)              $  3,437
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.6%
    EQCC HOME EQUITY LOAN TRUST,
     SER 1999-1, CL A3F
       5.915%, 11/20/24            1,535             1,494
    FORD CREDIT AUTO OWNER TRUST,
     SER 2000-C, CL A4
       7.240%, 02/15/04            1,765             1,774
    IMC HOME EQUITY LOAN TRUST,
     SER 1997-3, CL A4
       6.840%, 10/20/13               18                17
    KEY AUTO FINANCE TRUST,
     SER 1999-1, CL A3
       5.630%, 07/15/03            1,915             1,905
    PP&L TRANSITION BOND,
     SERIES 1999-1, CLASS A1
       6.080%, 03/25/03              303               302
    PREMIER AUTO TRUST,
     SER 1998-4, CL A3
       5.690%, 06/08/02              391               389
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1996-C, CL A4
       7.400%, 06/15/21              420               419
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1997-D, CL AF5
       6.555%, 12/15/38            1,780             1,726
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1998-B, CL AF4
       6.115%, 06/15/21            1,530             1,513
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (Cost $9,653)                                 $  9,539
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.7%
    SPG PROPERTIES                20,000               854
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
    (Cost $1,012)                               $      854
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $2,873,146 (collateralized
     by U.S. Government Obligations:
     total market value $2,967,190) 2,873         $  2,873
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $2,873)                                  $ 2,873
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.9%
    (Cost $125,614)                               $123,551
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 1.1%           $ 1,354
================================================================================

                                                    MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 13,044,364 outstanding
   shares of beneficial interest                  $127,891
Undistributed net investment income                      2
Accumulated net realized loss on investments          (925)
Net unrealized depreciation on investments          (2,063)
================================================================================
TOTAL NET ASSETS-- 100.0%                         $124,905
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS           $ 9.58
================================================================================
(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 2000.
CL--CLASS
FHLB--FEDERAL HOME LOAN BANK
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN--MEDIUM TERM NOTE
N.A.--NORTH AMERICA
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER--SERIES
SLMA--STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------

U.S. GOVERNMENT BOND PORTFOLIO

[PHOTO OMITTED]

STEVEN M. GRADOW
----------------------------
CO-PORTFOLIO MANAGER
----------------------------

STEVEN M. GRADOW IS THE MANAGING DIRECTOR OF FIXED INCOME INVESTMENTS FOR ALLIED INVESTMENT ADVISORS, INC. HE IS THE PORTFOLIO MANAGER OF THE INCOME PORTFOLIO AND CO-PORTFOLIO MANAGER OF THE U.S. GOVERNMENT BOND PORTFOLIO AND THE SHORT-TERM BOND PORTFOLIO. HE HAS MORE THAN 17 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

[PHOTO OMITTED]

N. BETH VOLK, CFA
----------------------------
CO-PORTFOLIO MANAGER
----------------------------

N. BETH VOLK, CFA, IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. SHE IS THE CO-PORTFOLIO MANAGER OF THE U.S. GOVERNMENT BOND PORTFOLIO AND OVERSEES CREDIT RESEARCH FOR THE FIXED INCOME GROUP. SHE HAS MORE THAN 19 YEARS OF INVESTMENT RESEARCH AND MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      An economic slowdown continues to be an underlying theme as we expect the Federal Reserve to remain on hold as to further actions for the remainder of the year. Inflation continues to exhibit minimal evidence of acceleration as U.S. productivity gains have mitigated the shortage of labor pool participants. Without the gains in productivity, we would have expected substantially larger increases in unit labor and productivity costs flowing into much higher core inflation. The bond markets have been well behaved given the increases in volatility experienced within the equity markets. The outlook for corporate profits, particularly within the "new economy" sectors have not left the bond market unscathed. We see substantial increases in credit problems going into a slower growth environment and favor mortgage- and asset-backed securities over the corporate sector.

      For the six-month period, we made some modest shifts in the composition of each sector's exposure to duration. While the absolute weighting of government holdings did not change significantly, we did lengthen the duration of the instruments in that sector. Within the corporate sector we continue to upgrade the credit profile of the corporate holdings and reduced the exposure to some lower quality high-yield bonds. We continue to favor energy, railroad and telecommunication issues and AAA-rated asset-backed home equity issues.

      We continue to overweight the mortgage-backed securities area with the outlook that prepayments will be modest. We expect interest rates to be range-bound with little likelihood of a substantial rally. Yield should dominate total return for the remainder of the year.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
PERFORMANCE AS OF
OCTOBER 31, 2000

--------------------------------------------------------------------------------
                                                       LEHMAN         LIPPER
                                                    INTERMEDIATE   INTERMEDIATE
                            INSTITUTIONAL  RETAIL   GOV'T/CREDIT    U.S. GOV'T
                                CLASS      CLASS A*     INDEX         FUNDS
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN                   5.22%       5.06%       6.44%          6.29%
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD          N/A        0.32%        N/A            N/A
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN                   4.19%       6.61%       5.45%          4.60%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD          N/A        4.98%        N/A            N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE              4.88%       6.29%        N/A            N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD     N/A        5.22%         N/A           N/A
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  For each class, performance presented prior to March 22, 1998 reflects the performance of the Marketvest Intermediate U.S. Government Bond Fund from its inception date of March 31, 1996. Retail Class A shares were offered beginning April 1, 1998. Performance for Retail Class A shares with load reflects the deduction of the 4.50% sales charge.

* Performance shown prior to the actual inception date of the Retail Class A shares represents that of the Institutional Class adjusted for the sales charge and total operating expenses applicable to Retail Class A shares. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 6.83% without load and 4.93% with load.

  The performance of the Lehman Intermediate Government/Credit Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

U.S. Government Mortgage-Backed Obligations -- 39%
U.S. Government Agency Obligations -- 11%
Repurchase  Agreements -- 1%
U.S. Treasury Obligations -- 17%
Preferred Stock -- 2%
Corporate Obligations -- 24%
Asset-Backed Securities -- 6%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.9%
    U.S. TREASURY BONDS
       7.500%, 11/15/16          $ 1,500          $  1,728
       6.250%, 05/15/30            3,000             3,195
    U.S. TREASURY NOTES
       6.750%, 05/15/05            3,000             3,110
       5.500%, 01/31/03            5,000             4,954
       5.500%, 03/31/03           10,000             9,902
       5.375%, 02/15/01            2,000             1,993
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $25,275)                                 $24,882
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.1%
    FHLB
       6.400%, 01/19/01 (C)        2,000             1,972
       5.375%, 03/02/01            5,000             4,978
    FHLMC (A)
       0.000%, 12/01/28            1,000               111
    FNMA (C)
       6.485%, 01/18/01            2,000             1,972
    FNMA, MTN
       6.470%, 09/25/12            7,500             7,235
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $16,645)                                 $16,268
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 39.0%
    FHLMC
       6.000%, 03/01/13           11,638            11,228
    FHLMC, REMIC
       6.250%, 01/15/20            3,000             2,968
       6.250%, 09/15/23            5,000             4,843
       6.000%, 04/15/21            5,000             4,860

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------

U.S.GOVERNMENT BOND PORTFOLIO CONTINUED

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    FNMA
       7.000%, 09/01/27           $2,771           $ 2,730
       7.000%, 03/01/29            2,493             2,444
       6.500%, 08/01/28           13,462            12,955
       6.500%, 03/01/29            8,268             7,947
       6.500%, 05/01/29            2,731             2,625
    SLMA, REMIC (B)
       7.094%, 07/25/06            1,916             1,910
       7.024%, 04/25/07            2,776             2,768
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
    (Cost $58,967)                                 $57,278
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 23.3%
    ENTERTAINMENT -- 2.6%
    CSC HOLDINGS, SER B
       8.125%, 07/15/09            1,000               974
    ROYAL CARIBBEAN CRUISES, YB
       8.250%, 04/01/05            3,000             2,906
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                           $  3,880
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 4.7%
    AMVESCAP, YB
      6.375%, 05/15/03            2,500             2,437
    GOLDEN STATE ESCROW
       7.000%, 08/01/03            2,000             1,915
    PNC FUNDING
       7.500%, 11/01/09            2,500             2,481
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $ 6,833
--------------------------------------------------------------------------------
    ELECTRIC UTILITIES -- 1.3%
    NRG ENERGY
       7.500%, 06/01/09            2,000             1,925
--------------------------------------------------------------------------------
    TOTAL ELECTRIC UTILITIES                       $ 1,925
--------------------------------------------------------------------------------
    ENERGY -- 5.5%
    HUSKY OIL, YB
       7.550%, 11/15/16            2,000             1,850
    NORSK HYDRO A/S, SER B, YB
       9.125%, 07/15/14            4,000             4,509
    TENNESSEE GAS PIPELINE
       7.000%, 10/15/28            2,000             1,795
--------------------------------------------------------------------------------
    TOTAL ENERGY                                   $ 8,154
--------------------------------------------------------------------------------
    RAILROADS -- 2.4%
    UNION PACIFIC
       7.600%, 05/01/05            2,000             2,020
       7.375%, 09/15/09            1,500             1,472
--------------------------------------------------------------------------------
    TOTAL RAILROADS                                $ 3,492
--------------------------------------------------------------------------------

                       PRINCIPAL AMOUNT             MARKET
DESCRIPTION                 (000)/SHARES       VALUE (000)
--------------------------------------------------------------------------------
    REAL ESTATE INVESTMENT TRUSTS -- 1.9%
    SPIEKER PROPERTIES
       6.750%, 01/15/08           $3,000         $   2,801
--------------------------------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUSTS           $  2,801
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 4.9%
    ALLTEL
       7.600%, 04/01/09            3,000             2,963
    AT&T CANADA
       7.650%, 09/15/06            1,500             1,468
    QWEST COMMUNICATIONS
     INTERNATIONAL, SER B
       7.250%, 11/01/08            1,000               974
    SPRINT CAPITAL
       6.125%, 11/15/08            2,000             1,783
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS         $  7,188
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (Cost $36,061)                                 $34,273
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.9%
    CONTIMORTGAGE HOME EQUITY
     LOAN TRUST, SER 1998-1, CL A6
       6.580%, 12/15/18            3,000             2,961
    CONTIMORTGAGE HOME EQUITY
     LOAN TRUST, SER 1998-2, CL A6
       6.360%, 11/15/19            2,500             2,444
    EQCC HOME EQUITY LOAN
     TRUST, SER 1998-1, CL A4F
       6.459%, 03/15/21            1,500             1,484
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1996-C, CL A4
       7.400%, 06/15/21            1,109             1,107
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1997-D, CL AF3
       6.345%, 11/15/21              719               715
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (Cost $8,805)                                 $  8,711
--------------------------------------------------------------------------------
PREFERRED STOCK -- 2.3%
    SPG PROPERTIES                80,000             3,418
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
    (Cost $4,032)                                 $  3,418
--------------------------------------------------------------------------------

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $1,417,411 (collateralized by
     U.S. Government Obligations:
     total market value $1,461,500) $1,417        $  1,417
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $1,417)                                  $ 1,417
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.5%
    (Cost $151,202)                               $146,247
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 0.5%          $    806
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 15,304,912 outstanding
   shares of beneficial interest                   156,998
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 241,183 outstanding shares
   of beneficial interest                            2,406
Undistributed net investment income                     34
Accumulated net realized loss on investments        (7,430)
Net unrealized depreciation on investments          (4,955)
================================================================================
TOTAL NET ASSETS-- 100.0%                         $147,053
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS           $9.46
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                $9.47
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($9.47 / 95.50%)                  $9.92
================================================================================
(A) ZERO COUPON SECURITY.
(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 2000.
(C) DISCOUNT NOTES. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE DISCOUNT YIELD AT THE TIME OF PURCHASE.
CL--CLASS
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN--MEDIUM TERM NOTE
SER--SERIES
SLMA--STUDENT LOAN MARKETING ASSOCIATION
REMIC--REAL ESTATE MORTGAGEINVESTMENT CONDUIT
YB--YANKEE BOND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------
INCOME PORTFOLIO

[PHOTO OMITTED]

STEVEN M. GRADOW
---------------------------
PORTFOLIO MANAGER
---------------------------

STEVEN M. GRADOW IS THE MANAGING DIRECTOR OF FIXED INCOME INVESTMENTS FOR ALLIED INVESTMENT ADVISORS, INC. HE IS THE PORTFOLIO MANAGER OF THE INCOME PORTFOLIO AND CO-PORTFOLIO MANAGER OF THE U.S. GOVERNMENT BOND PORTFOLIO AND THE SHORT-TERM BOND PORTFOLIO. HE HAS MORE THAN 17 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK

      An economic slowdown continues to be an underlying theme as we expect the Federal Reserve to remain on hold for the remainder of the year. Inflation continues to exhibit minimal evidence of acceleration as U.S. productivity gains have mitigated the shortage of existing labor pool partici-pants. Without the gains in productivity, we would have expected substantially larger increases in unit labor and production costs flowing into much higher core inflation. The bond markets have been well behaved given the increases in volatility experienced within the equity markets. The outlook for corporate profits, particularly within the "new economy" sectors have not left the bond market unscathed. We see substantial increases in credit problems going into a slower growth environment and favor the mortgage and asset-backed securities sectors over the corporate sector.

      For the six-month period we increased the Portfolio's weighting in higher quality mortgage and Treasury securities and focused on the shorter end of the yield curve within the medium-grade corporate market. We reduced the holdings of high-yield bonds and took profits in long-maturity Treasury strips. We remained slightly short of the market in terms of overall interest rate posture and remained particularly defensive as to adding holdings in long corporate issues. We expect to move to a neutral-to-positive duration stance as the winter months will validate a continuing slowdown. We expect interest rates to be range-bound with little likelihood of a substantial rally with a new administration coming on board in January. Areas within the bond market to expect strong performance remain the higher quality mortgage and asset-backed securities area together with general avoidance of the high-yield market. On August 12, 2000, the assets of the Govett Global Income Fund were transferred into the Income Portfolio.

PERFORMANCE AS OF
OCTOBER 31, 2000

--------------------------------------------------------------------------------
                                                          LEHMAN   LIPPER CORP.
                                                         AGGREGATE   A-RATED
                        INSTITUTIONAL  RETAIL    RETAIL     BOND       DEBT
                            CLASS     CLASS A*  CLASS B*   INDEX      FUNDS
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN                5.65%      5.51%     4.73%    7.30%       5.52%
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD       N/A       0.80%    -0.23%     N/A         N/A
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN                4.15%      4.01%     3.39%    5.65%       4.06%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD       N/A       2.41%     2.50%     N/A         N/A
--------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN                5.22%      5.03%     4.31%    6.33%       5.14%
--------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN WITH LOAD       N/A       4.07%     3.99%     N/A         N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE           5.60%      5.29%     4.61%     N/A         N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD  N/A       4.62%     4.61%     N/A         N/A
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning July 16, 1993. Retail Class A shares were offered beginning April 12, 1994. Performance for Retail Class A shares with load reflects the deduction of the 4.50% sales charge. Retail Class B shares were offered beginning September 14, 1998. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).

* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A shares. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 6.01% without CDSC and 5.26% with CDSC. Annualized performance since actual inception for Retail Class B shares is 1.77% without CDSC and 0.48% with CDSC.

  The performance of the Lehman Aggregate Bond Index does not include operating expenses that are incurred by the Portfolio.

-----

--------------------------------------------------------------------------------
ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000

(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Asset-Backed Securities -- 4%
U.S. Treasury Obligations -- 21%
U.S. Government Agency Obligations -- 1%
U.S. Government Mortgage-Backed Obligations -- 29%
Non-Agency Mortgage-Backed Obligations -- 1%
Yankee Bonds-- 3%
Corporate Obligations -- 40%
Preferred Stock -- 1%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 26.4%
    U.S. TREASURY BONDS
      10.750%, 08/15/05          $15,000         $  17,998
       6.000%, 02/15/26            5,000             5,011
    U.S. TREASURY NOTES
       7.875%, 11/15/04           15,000            16,058
       6.750%, 05/15/05           15,750            16,328
       6.500%, 02/15/10           18,000            18,842
       6.000%, 08/15/09            7,000             7,073
       5.875%, 11/15/04           11,500            11,504
       5.750%, 08/15/10            8,500             8,492
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $100,040)                               $101,306
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
    FHLB (A)
     0.000%, 07/27/18              6,100             1,538
    FHLMC (A)
     0.000%, 01/26/18              4,480             1,157
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $2,582)                               $    2,695
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 37.1%
    FHLMC
      14.750%, 03/01/10               17                20
       9.000%, 01/01/02                6                 6
       8.500%, 11/01/01               10                10
       8.500%, 09/01/26              614               628
       8.000%, 01/01/08               45                46
    FHLMC, GTD
       9.000%, 09/15/08               15                15
    FNMA
       7.000%, 02/01/26            1,924             1,886
       7.000%, 03/01/29            1,556             1,526
    FNMA (B)
       8.000%, 11/01/30           30,500            30,853
       7.500%, 11/01/30           73,500            73,339



                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    FNMA, REMIC
       9.750%, 09/25/18           $  239            $  250
       6.000%, 07/18/26           10,732             9,976
    GNMA
       7.500%, 05/15/22              450               451
       7.500%, 10/15/23            2,170             2,179
       7.500%, 12/15/23              976               979
       7.500%, 05/15/24            1,879             1,886
       7.500%, 10/15/24            1,584             1,590
       7.000%, 02/15/24            2,735             2,698
       7.000%, 05/15/24            5,402             5,328
       7.000%, 09/20/25            1,053             1,033
    GNMA, REMIC
       7.750%, 06/16/20            1,000             1,011
    SLMA, REMIC (C)
       7.094%, 07/25/06            3,193             3,184
       7.024%, 04/25/07            3,717             3,706
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
    (Cost $142,625)                               $142,600
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 50.5%
    AUTOMOTIVE -- 0.7%
    FORD MOTOR
       7.450%, 07/16/31            3,000             2,764
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                $2,764
--------------------------------------------------------------------------------
    BANKS -- 16.6%
    AMERICAN EXPRESS CENTURION (C)
       6.670%, 07/13/01           10,000             9,999
    BANK OF AMERICA (C)
       6.780%, 09/06/01            5,000             5,000
       6.670%, 03/22/01            5,000             5,000
       6.650%, 04/27/01            4,000             4,000
    BANK OF NEW YORK (D)
       7.780%, 12/01/26            1,500             1,361
    BANK ONE (C)
       6.780%, 09/27/01            5,000             5,001
    BANKAMERICA (D)
       8.070%, 12/31/26            2,500             2,366
    CIT GROUP, MTN  (C)
       6.640%, 05/09/01            5,000             5,000
    CRESTAR CAPITAL TRUST I
       8.160%, 12/15/26            3,500             3,224
    FIRST UNION NATIONAL BANK (C)
       6.670%, 05/16/01           10,000            10,000
    MBNA, MTN (C)
       7.241%, 02/09/01            4,400             4,403
    MBNA, MTN, SER B (C)
       6.980%, 09/13/01            3,650             3,651
    ROYAL BANK OF CANADA,
     SER CD (C)
       6.620%, 03/22/01            5,000             4,986
--------------------------------------------------------------------------------
    TOTAL BANKS                                    $63,991
--------------------------------------------------------------------------------

                                                                           -----

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------

INCOME PORTFOLIO CONTINUED

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 1.4%
    SEAGATE TECHNOLOGY
       7.370%, 03/01/07           $2,035         $   1,999
       7.125%, 03/01/04            3,500             3,500
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                     $ 5,499
--------------------------------------------------------------------------------
    ENTERTAINMENT -- 1.8%
    COMCAST CABLEVISION
       8.875%, 05/01/17            2,000             2,175
    COMCAST CABLEVISION, MTN
       8.375%, 05/01/07            2,725             2,834
    TIME WARNER
       7.250%, 10/15/17            2,000             1,880
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                           $  6,889
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 15.5%
    ABBEY NATIONAL CAPITAL
     TRUST I
       8.963%, 12/29/49            2,000             1,992
    CIT HOLDINGS, SER B
       6.875%, 02/16/05            3,500             3,310
    CSC HOLDINGS
       7.875%, 02/15/18            2,500             2,262
    CSC HOLDINGS, SER B
       8.125%, 07/15/09            1,000               974
    FORD MOTOR CREDIT (C)
       6.911%, 08/01/02            5,000             4,989
    GENERAL MOTORS ACCEPTANCE,
     MTN (C)
       7.110%, 07/11/01            7,000             7,017
    GOLDEN STATE ESCROW
       7.125%, 08/01/05            2,000             1,859
       7.000%, 08/01/03            4,500             4,309
    GOLDMAN SACHS GROUP,
     MTN, SER 1 (C)
       6.880%, 09/30/02            8,000             7,997
    HOUSEHOLD FINANCE,
     MTN, SER 1 (C)
       6.860%, 10/25/01            5,000             5,005
    LEHMAN BROTHERS HOLDINGS
       7.875%, 08/15/10            4,000             3,957
    LEHMAN BROTHERS HOLDINGS,
     MTN, SER F (C)
       7.598%, 07/15/02            1,400             1,400
    MELLON CAPITAL I, SER A
       7.720%, 12/01/26            2,500             2,266
    SALOMON SMITH BARNEY
     HOLDINGS, MTN, SER H (C)
       7.020%, 03/08/02           10,000            10,010
    SUSA PARTNERSHIP
       7.125%, 11/01/03            2,250             2,211
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $59,558
--------------------------------------------------------------------------------
    INDUSTRIAL -- 4.5%
    ANADARKO PETROLEUM
       7.200%, 03/15/29            3,800             3,558


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    HUSKY OIL
       7.550%, 11/15/16           $2,100           $ 1,943
    J SEAGRAM & SONS
       7.500%, 12/15/18            4,000             4,325
    NRG ENERGY
       7.500%, 06/01/09            4,000             3,850
    TENNESSEE GAS PIPELINE
       7.000%, 10/15/28            4,000             3,590
--------------------------------------------------------------------------------
    TOTAL INDUSTRIAL                              $ 17,266
--------------------------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 0.3%
    NORSK HYDRO A/S, SER B

       9.125%, 07/15/14            1,000             1,127
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS              $   1,127
--------------------------------------------------------------------------------
    RAILROADS -- 1.3%
    UNION PACIFIC
       7.600%, 05/01/05            3,000             3,030
       7.375%, 09/15/09            2,000             1,963
--------------------------------------------------------------------------------
    TOTAL RAILROADS                              $   4,993
--------------------------------------------------------------------------------
    REAL ESTATE INVESTMENT TRUSTS -- 0.7%
    SPIEKER PROPERTIES
       6.750%, 01/15/08            3,000             2,801
--------------------------------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUSTS          $   2,801
--------------------------------------------------------------------------------
    RETAIL -- 0.9%
    DILLARD'S
       7.000%, 12/01/28            3,000             1,691
       5.790%, 11/15/01            2,000             1,818
--------------------------------------------------------------------------------
    TOTAL RETAIL                                 $   3,509
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 6.8%
    ALLTEL
       7.600%, 04/01/09            5,000             4,938
    QWEST COMMUNICATIONS
     INTERNATIONAL, SER B
       7.250%, 11/01/08            5,000             4,869
    SPRINT CAPITAL
       6.900%, 05/01/19            5,000             4,256
    VERIZON COMMUNICATIONS (C)
       6.820%, 01/05/01            5,000             4,999
    WORLDCOM  (C)
       6.920%, 11/26/01            7,000             7,009
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS        $  26,071
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (Cost $199,382)                               $194,468
--------------------------------------------------------------------------------
YANKEE BONDS -- 3.3%
    AMVESCAP
       6.375%, 05/15/03            2,000             1,950
    AT&T CANADA
       7.650%, 09/15/06            2,000             1,958
    CANADIAN NATIONAL RAILWAY
       6.450%, 07/15/06            2,000             1,893
    DEUTSCHE AUSGLEICHSBANK
       7.000%, 06/23/05              250               252

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

                       PRINCIPAL AMOUNT             MARKET
DESCRIPTION                 (000)/SHARES       VALUE (000)
--------------------------------------------------------------------------------
    GULF CANADA RESOURCES
       8.250%, 03/15/17           $2,000           $ 2,015
    PROVINCE OF ONTARIO
       7.375%, 01/27/03              250               254
    ROYAL CARIBBEAN CRUISES
       7.250%, 08/15/06            5,000             4,556
--------------------------------------------------------------------------------
TOTAL YANKEE BONDS
    (Cost $13,456)                                 $12,878
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.7%
    CHASE FUNDING MORTGAGE
     LOAN, SER 2000-1, CL IA3
       7.674%, 10/25/19            4,500             4,541
    CITIBANK CREDIT CARD MASTER
     TRUST I, SER 1998-9, CL A
       5.300%, 01/09/06            2,000             1,917
    CONTIMORTGAGE HOME EQUITY
     TRUST, SER 1998-1, CL A6
       6.580%, 12/15/18            3,000             2,961
    IMC HOME EQUITY LOAN
     TRUST, SER 1997-3, CL A4
       6.840%, 10/20/13               45                45
    L.A. ARENA FUNDING,
     SER 1, CL A
       7.656%, 12/15/26            2,000             1,899
    PREMIER AUTO TRUST,
     SER 1998-3, CL A3
       5.880%, 12/08/01            1,109             1,108
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1996-C, CL A4
       7.400%, 06/15/21              832               830
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1997-D, CL AF3
       6.345%, 11/15/21              719               715
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1997-D, CL AF5
       6.555%, 12/15/38            4,350             4,217
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (Cost $18,555)                                 $18,233
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 1.3%
    COUNTRYWIDE FUNDING,
     SER 1994-4, CL A12
       6.950%, 04/25/24            5,452             5,026
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATION
    (Cost $5,295)                                 $  5,026
--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.0%
    SPG PROPERTIES                90,000             3,845
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
    (Cost $4,573)                                 $  3,845
--------------------------------------------------------------------------------




                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 0.1%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $238,108 (collateralized
     by U.S. Government Obligations:
     total market value $247,023)   $238             $ 238
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $238)                                       $238
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 125.1%
    (Cost $486,746)                               $481,289
================================================================================
OTHER ASSETS AND LIABILITIES, NET -- (25.1%)
Investment Securities Purchased                   (103,855)
Other Assets and Liabilities, Net                    7,166
================================================================================
TOTAL OTHER ASSETS AND LIABILITIES, NET            (96,689)
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 38,767,288 outstanding
   shares of beneficial interest                   388,235
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 851,568 outstanding shares
   of beneficial interest                           13,755
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 44,999 outstanding shares
   of beneficial interest                              455
Undistributed net investment income                     44
Accumulated net realized loss on investments       (12,432)
Net unrealized depreciation on investments          (5,457)
================================================================================
TOTAL NET ASSETS -- 100.0%                        $384,600
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS           $9.69
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A                $9.81
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($9.81 / 95.50%)                 $10.27
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS B                $9.69
================================================================================
(A) ZERO COUPON SECURITY.
(B) WHEN ISSUED SECURITY (TOTAL COST $103,854,531)
(C) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 2000.
(D) SECURITY EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT OF
    1933.   THESE   SECURITIES  MAY  BE  RESOLD  IN  TRANSACTIONS   EXEMPT  FROM
    REGISTRATION NORMALLY QUALIFIED TO INSTITUTIONS.
CL--CLASS
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GTD--GUARANTEED MORTGAGE CERTIFICATE
MTN--MEDIUM TERM NOTE
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER--SERIES
SLMA--STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS

MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------

BALANCED PORTFOLIO

[PHOTO OMITTED]

CHARLES E. KNUDSEN III, CFA
------------------------------
PORTFOLIO MANAGER
------------------------------

CHARLES E. KNUDSEN III, CFA, IS THE MANAGING DIRECTOR OF ALLIED INVESTMENT ADVISORS, INC. HE IS THE PORTFOLIO MANAGER OF THE BALANCED PORTFOLIO. HE HAS MORE THAN 12 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      Be careful what you wish for because you just might get it! Since the first quarter, stock investors have wanted to see signs that economic growth was slowing so that they could feel more confident the Federal Reserve would stop raising interest rates, an annoying policy it began late last year. Sure enough, in June signs began to surface that the economy was easing to a more manageable 3.5% growth rate (versus 5.5% in the first quarter), and the equity markets celebrated. That is until September, when companies began to announce that the tougher economic environment in the U.S. and Europe, combined with a much stronger dollar, were taking a bite out of their bottom lines. Stocks tumbled in response. The S&P 500 Composite Index ended the period down about 1%. The NASDAQ, with its heavy weighting in technology stocks, was hit even harder and was down 12.6% for the six-month period. On the other hand, the bond market basked in the glow of the sluggish economic data. Interest rates fell slightly, which helped push the Lehman Aggregate Bond Index up 5.8%, handily beating stocks.

      The ARK Balanced Portfolio weathered the storm relatively well. Holdings that did well were in diverse industries, ranging from technology (EMC, Jabil Circuit) to finance (Freddie Mac, AIG) to consumer (Pepsico and Ralston Purina). Signs that telecommunication equipment spending and semiconductor sales were easing hurt stocks like Lucent, Motorola and Texas Instruments. In fact, we cut our technology sector allocation and are now about in line with the S&P 500's weighting for the first time in several quarters. We moved funds into other sectors like capital equipment (Honeywell), media (Time Warner), and retail (Best Buy and Lowe's). We also reduced slightly our equity allocation and are now about 60% in stocks, 31% in bonds and 9% in cash.

      While there is still some uncertainty, we continue to believe that the overall environment of low inflation and moderate economic growth will still provide a positive backdrop for financial assets. Regardless of what lies ahead, we will continue to manage the ARK Balanced Portfolio as we always have, by seeking attractive, high quality investment opportunities in both the bond and the stock markets that can provide our investors with attractive, long-term returns.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
PERFORMANCE AS OF
OCTOBER 31, 2000



-------------------------------------------------------------------------------------------------------
                                                           60/40 BLEND
                                                             OF THE               S&P 500    LEHMAN
                               INST'L   RETAIL    RETAIL     S&P500      LIPPER  COMPOSITE  AGGREGATE
                               CLASS   CLASS A*  CLASS B*  & LEHMAN**   BALANCED   INDEX      BOND
-------------------------------------------------------------------------------------------------------

 ONE YEAR
 TOTAL RETURN                  14.88%   14.67%    13.86%     6.85%        7.88%     6.09%     7.30%
-------------------------------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD         N/A      9.23%     8.86%      N/A         N/A       N/A       N/A
-------------------------------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN                  17.79%   17.58%    16.32%    13.07%        9.48%    17.60%     5.65%
-------------------------------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD         N/A     15.67%    15.58%      N/A         N/A       N/A       N/A
-------------------------------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN                  17.07%   16.82%    15.68%    15.61%       12.76%    21.67%     6.33%
-------------------------------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN WITH LOAD         N/A     15.68%    15.46%      N/A         N/A       N/A       N/A
-------------------------------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE             14.17%   13.76%    12.84%      N/A         N/A       N/A       N/A
-------------------------------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD    N/A     13.00%    12.84%      N/A         N/A       N/A       N/A
-------------------------------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning July 16, 1993. Retail Class A shares were offered beginning March 9, 1994. Performance for the Retail Class A shares with load reflects the deduction of the 4.75% sales charge. Retail Class B shares were offered beginning September 14, 1998. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).

* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total operating expenses applicable to Retail Class A shares and Retail Class B shares. The Retail Class A &B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 14.05% without CDSC and 13.21% with CDSC. Annualized performance since actual inception for Retail Class B shares is 19.95% without CDSC and 18.80% with CDSC.

  The performance of the S&P 500 Composite Index and Lehman Aggregate Bond Index does not include operating expenses that are incurred by the Portfolio.

**Benchmark is comprised of two unmanaged index,  weighted 60% S&P 500 Composite
  Index and 40% Lehman Brothers Aggregate Bond Index. The Portfolio uses a blended index as a comparison index because it is better suited to the Portfolio's objective.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

U.S. Government Agency Obligations -- 1%
Asset-Backed Securities -- 1%

Repurchase Agreements -- 9%
U.S. Treasury Obligations -- 8%

U.S. Government Mortgage-Backed Obligations -- 10%
Corporate Obligations --9%
Non-Agency Mortgage-Backed Obligations -- 1%

Common Stock -- 61%

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 60.7%
    AUTOMOTIVE -- 0.5%
    GENTEX*                       75,000          $  1,856
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                               $ 1,856
--------------------------------------------------------------------------------
    BANKS -- 3.4%
    CHASE MANHATTAN              101,550             4,621
    FIRSTAR                      150,000             2,953
    WELLS FARGO                  129,375             5,992
--------------------------------------------------------------------------------
    TOTAL BANKS                                    $13,566
--------------------------------------------------------------------------------
    BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.2%
    CLEAR CHANNEL
     COMMUNICATIONS*              40,000             2,402
    INTERPUBLIC GROUP             60,000             2,576
--------------------------------------------------------------------------------
    TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING   $ 4,978
--------------------------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT -- 4.9%
    CIENA*                        20,000             2,102
    CISCO SYSTEMS*                55,000             2,963
    COMVERSE TECHNOLOGY*          42,000             4,693
    CORNING                       20,000             1,530
    LUCENT TECHNOLOGIES           90,000             2,098
    MOTOROLA                     133,500             3,329
    NORTEL NETWORKS               65,800             2,994
--------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                 $19,709
--------------------------------------------------------------------------------
    COMPUTER SOFTWARE -- 2.1%
    MICROSOFT*                    40,400             2,783
    ORACLE*                      170,000             5,610
--------------------------------------------------------------------------------
    TOTAL COMPUTER SOFTWARE                        $ 8,393
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 6.2%
    AMERICAN POWER CONVERSION*    40,000               517
    COMPAQ COMPUTER               80,000             2,433
    EMC*                          80,000             7,125
    HEWLETT-PACKARD               81,000             3,761
    JABIL CIRCUIT*               124,100             7,081
    SCI SYSTEMS*                  90,000             3,870
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                     $24,787
--------------------------------------------------------------------------------

                                                                           -----

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    DIVERSIFIED OPERATIONS -- 4.0%
    GENERAL ELECTRIC             155,400          $  8,518
    HONEYWELL INTERNATIONAL       60,000             3,229
    TYCO INTERNATIONAL            80,000             4,535
--------------------------------------------------------------------------------
    TOTAL DIVERSIFIED OPERATIONS                   $16,282
--------------------------------------------------------------------------------
    DRUGS -- 6.6%
    ABBOTT LABORATORIES           50,000             2,641
    AMGEN*                        92,000             5,330
    BRISTOL-MYERS SQUIBB         130,000             7,922
    PFIZER                       165,000             7,126
    SCHERING-PLOUGH               71,800             3,711
--------------------------------------------------------------------------------
    TOTAL DRUGS                                    $26,730
--------------------------------------------------------------------------------
    ENTERTAINMENT -- 2.9%
    AT&T - LIBERTY MEDIA*         75,668             1,362
    ROYAL CARIBBEAN CRUISES      100,000             2,250
    TIME WARNER                   35,000             2,657
    VIACOM*                       27,125             1,543
    WALT DISNEY                  109,000             3,904
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                            $11,716
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 4.6%
    CITIGROUP                     70,000             3,684
    FREDDIE MAC                   35,000             2,100
    MERRILL LYNCH                 50,000             3,500
    MORGAN STANLEY DEAN WITTER    90,000             7,228
    WADDELL & REED FINANCIAL,
     CL A                         60,000             1,912
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $18,424
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO -- 3.6%
    PEPSICO                      142,100             6,883
    RALSTON PURINA GROUP         200,000             4,850
    SEAGRAM                       45,000             2,571
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                 $14,304
--------------------------------------------------------------------------------
    HOUSEHOLD PRODUCTS -- 1.5%
    COLGATE-PALMOLIVE            100,400             5,899
--------------------------------------------------------------------------------
    TOTAL HOUSEHOLD PRODUCTS                      $  5,899
--------------------------------------------------------------------------------
    INSURANCE -- 2.5%
    AMERICAN INTERNATIONAL GROUP 103,827            10,175
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                $10,175
--------------------------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES-- 1.7%
    GUIDANT*                     102,400             5,421
    JOHNSON & JOHNSON             15,000             1,382
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES              $ 6,803
--------------------------------------------------------------------------------
    MISCELLANEOUS BUSINESS SERVICES-- 1.7%
    CONVERGYS*                    50,000             2,178
    FIRST DATA                    96,700             4,847
--------------------------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES          $ 7,025
--------------------------------------------------------------------------------
    PAPER & PAPER PRODUCTS -- 0.7%
    KIMBERLY-CLARK                45,000             2,970
--------------------------------------------------------------------------------
    TOTAL PAPER & PAPER PRODUCTS                   $ 2,970
--------------------------------------------------------------------------------



                        SHARES/PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

    PETROLEUM & FUEL PRODUCTS -- 1.8%
    SMITH INTERNATIONAL*          80,000        $    5,640
    HALLIBURTON                   40,000             1,482
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS             $    7,122
--------------------------------------------------------------------------------
    RETAIL -- 4.4%
    BEST BUY*                     40,000             2,007
    CVS                           60,000             3,176
    HOME DEPOT                    82,600             3,552
    LOWE'S                        70,000             3,198
    RADIOSHACK                    15,000               894
    TARGET                       141,400             3,906
    WAL-MART STORES               22,000               998
--------------------------------------------------------------------------------
    TOTAL RETAIL                                 $  17,731
--------------------------------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS-- 3.7%
    ALTERA*                      141,800             5,805
    INTEL                        112,400             5,058
    TEXAS INSTRUMENTS             85,200             4,180
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS            $  15,043
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 2.7%
    ADC TELECOMMUNICATIONS*       50,000             1,069
    ALLTEL                        62,000             3,995
    VOICESTREAM WIRELESS*         27,000             3,550
    WILLIAMS COMMUNICATIONS
     GROUP*                      120,000             2,197
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS        $  10,811
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $211,282)                               $244,324
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.2%
    SPG PROPERTIES                20,000               854
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
    (Cost $939)                                $       854
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.2%
    U.S. TREASURY BONDS
       8.000%, 11/15/21           $  500               618
       6.000%, 02/15/26            4,000             4,009
    U.S. TREASURY NOTES
       7.750%, 02/15/01            4,000             4,015
       7.500%, 11/15/01            2,400             2,428
       7.500%, 02/15/05            3,500             3,714
       7.000%, 07/15/06            2,500             2,635
       6.625%, 05/15/07            3,175             3,305
       6.500%, 02/15/10            5,000             5,234
       6.250%, 02/28/02            2,000             2,002
       5.750%, 08/15/10            1,000               999
       5.500%, 03/31/03            4,000             3,961
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $32,794)                               $  32,920
--------------------------------------------------------------------------------

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

                              PRINCIPAL             MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.3%
    FHLMC
       5.750%, 06/15/01           $3,500          $  3,481
    FNMA
       6.000%, 05/15/08            1,750             1,684
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $5,259)                                 $  5,165
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 9.7%
    FHLMC
      11.000%, 01/01/16               58                64
       9.500%, 07/01/02                1                 1
       9.000%, 11/01/01               26                27
       9.000%, 08/01/01                7                 8
       9.000%, 01/01/02                7                 7
       8.500%, 11/01/01               20                21
       8.500%, 09/01/26               68                70
       7.000%, 08/01/29            1,709             1,676
       6.500%, 04/01/08              583               571
    FNMA
       8.000%, 12/01/08              205               206
       7.500%, 03/01/20            2,928             2,924
       7.500%, 01/01/30            5,966             5,990
       7.500%, 04/01/30            7,923             7,911
       7.000%, 02/01/07              170               169
       7.000%, 12/01/25              600               588
       7.000%, 02/01/26            1,625             1,593
       7.000%, 07/01/29            1,841             1,806
       7.000%, 11/01/29            1,124             1,102
       7.000%, 08/01/30            5,737             5,624
    FNMA, REMIC
       9.750%, 09/25/18               80                83
    GNMA
       7.500%, 10/15/23            1,953             1,961
       7.500%, 12/15/23              649               652
       7.000%, 02/15/24            1,561             1,540
       7.000%, 05/15/24            3,241             3,197
       7.000%, 09/20/25              790               775
    GNMA, REMIC
       7.750%, 06/16/20              300               303
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
    (Cost $38,488)                                 $38,869
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 9.1%
    BANKS -- 0.9%
    BANK OF NEW YORK (A)
       7.780%, 12/01/26              500               454
    CIT GROUP
       7.375%, 03/15/03              850               852
    CITICORP CAPITAL I
       7.933%, 02/15/27              250               233
    CRESTAR CAPITAL TRUST I
       8.160%, 12/15/26              800               737
    PNC FUNDING
       7.500%, 11/01/09            1,500             1,489
--------------------------------------------------------------------------------
    TOTAL BANKS                                    $ 3,765
--------------------------------------------------------------------------------


                              PRINCIPAL             MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 0.2%
    SEAGATE TECHNOLOGY
       7.125%, 03/01/04           $1,000            $1,000
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                      $1,000
--------------------------------------------------------------------------------
    ENTERTAINMENT -- 1.2%
    COMCAST CABLEVISION
       8.875%, 05/01/17              500               544
    COMCAST CABLEVISION, MTN
       8.375%, 05/01/07            1,000             1,040
    ROYAL CARIBBEAN CRUISES
       7.250%, 08/15/06            1,400             1,276
    TIME WARNER
       9.125%, 01/15/13            1,250             1,397
    VIACOM
       6.750%, 01/15/03              500               496
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                             $4,753
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 2.6%
    ASSOCIATES N.A.
       5.500%, 02/15/04              500               478
    AT&T CAPITAL, SER F, MTN
       7.500%, 11/15/00            1,000             1,000
    BEAR STEARNS
       7.625%, 02/01/05            1,000             1,003
    CIT HOLDINGS, SER B
       6.875%, 02/16/05            1,500             1,419
    CSC HOLDINGS
       7.875%, 02/15/18              750               679
    CSC HOLDINGS, SER B
       8.125%, 07/15/09            1,000               974
    GENERAL ELECTRIC CAPITAL,
     SER A, MTN
       7.375%, 01/19/10              875               900
    GOLDEN STATE ESCROW
       7.000%, 08/01/03            1,000               958
    HOUSEHOLD FINANCE
       7.250%, 05/15/06            1,000               991
    LEHMAN BROTHERS HOLDINGS
       7.875%, 08/15/10            1,000               989
    MELLON CAPITAL I, SER A
       7.720%, 12/01/26              600               544
    MELLON CAPITAL II, SER B
       7.995%, 01/15/27              500               466
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $10,401
--------------------------------------------------------------------------------
    INDUSTRIAL -- 2.0%
    APACHE
       7.625%, 07/01/19            1,500             1,478
    CANADIAN NATIONAL RAILWAY
       6.900%, 07/15/28              500               433
    HUSKY OIL, YB
       7.550%, 11/15/16            1,225             1,133
    HYDRO-QUEBEC, SER IO
       8.050%, 07/07/24              500               544
    HYDRO-QUEBEC, SER IU
       7.500%, 04/01/16              890               903

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

BALANCED PORTFOLIO CONTINUED

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    J SEAGRAM & SONS
       7.500%, 12/15/18           $1,000          $  1,081
    NORSK HYDRO A/S, SER B
       9.125%, 07/15/14            1,000             1,127
    TENNESSEE GAS PIPELINE
       7.000%, 10/15/28            1,500             1,346
--------------------------------------------------------------------------------
    TOTAL INDUSTRIAL                              $  8,045
--------------------------------------------------------------------------------
    RAILROADS -- 0.4%
    UNION PACIFIC
       7.375%, 09/15/09            1,500             1,472
--------------------------------------------------------------------------------
    TOTAL RAILROADS                               $  1,472
--------------------------------------------------------------------------------
    RETAIL -- 0.3%
    DILLARD'S
       7.850%, 10/01/12              540               364
       7.000%, 12/01/28            1,200               677
--------------------------------------------------------------------------------
    TOTAL RETAIL                                   $ 1,041
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 1.5%
    ALLTEL
       7.600%, 04/01/09            1,250             1,234
    AT&T CANADA
       7.625%, 03/15/05            1,500             1,476
    QWEST COMMUNICATIONS
     INTERNATIONAL, SER B
       7.250%, 11/01/08            1,000               974
    SPRINT CAPITAL
       6.125%, 11/15/08            2,150             1,916
    WORLDCOM
       7.550%, 04/01/04              500               504
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS          $ 6,104
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (Cost $37,617)                                 $36,581
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.2%
    CHASE FUNDING MORTGAGE LOAN,
     SER 2000-1, CL IA3
       7.674%, 10/25/19            1,500             1,514
    CONTIMORTGAGE HOME EQUITY
     LOAN TRUST, SER 1998-2, CL A6
       6.360%, 11/15/19              600               587
    CONTIMORTGAGE HOME EQUITY LOAN
     TRUST, SER 1998-1, CL A4
       6.280%, 01/15/13              450               447


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    IMC HOME EQUITY LOAN TRUST,
     SER 1997-3, CL A4
       6.840%, 10/20/13         $     13      $         13
    PREMIER AUTO TRUST,
     SER 1998-3, CL A4
       5.960%, 10/08/02              475               471
    PREMIER AUTO TRUST,
     SER 1998-4, CL A3
       5.690%, 06/08/02              323               322
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1996-C, CL A4
       7.400%, 06/15/21              236               235
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1997-D, CL AF3
       6.345%, 11/15/21              157               156
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1997-D, CL AF5
       6.555%, 12/15/38              400               388
    THE MONEY STORE HOME EQUITY
     TRUST, SER 1998-B, CL AF4
       6.115%, 06/15/21              900               890
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (Cost $5,024)                                $   5,023
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 0.4%
    COUNTRYWIDE FUNDING,
     SER 1994-4, CL A12
       6.950%, 04/25/24            1,905             1,756
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATION
    (Cost $1,814)                                  $ 1,756
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.4%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $33,693,476 (collateralized
     by U.S. Government Obligation:
     total market value
     $34,695,676)                 33,687            33,687
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $33,687)                                $ 33,687
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.2%
    (Cost $366,904)                               $399,179
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 0.8%           $ 3,098
================================================================================

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000

--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 20,674,619 outstanding
   shares of beneficial interest                 $ 295,553
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 2,769,912 outstanding shares
   of beneficial interest                           37,751
Portfolio Shares of Retail Class B
    (unlimited authorization -- no par value)
    based on 833, 428 outstanding shares
    of beneficial interest                          12,887
Undistributed net investment income                    738
Accumulated net realized gain on investments        23,073
Net unrealized appreciation on investments          32,275
================================================================================
TOTAL NET ASSETS-- 100.0%                         $402,277
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS          $16.58
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A               $16.51
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($16.51 / 95.25%)                $17.33
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS B                $16.49
================================================================================
*NON-INCOME PRODUCING SECURITY

(A) SECURITY EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT OF
    1933.   THESE   SECURITIES  MAY  BE  RESOLD  IN  TRANSACTIONS   EXEMPT  FROM
    REGISTRATION NORMALLY QUALIFIED TO INSTITUTIONAL INVESTORS.
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN--MEDIUM TERM NOTE
N.A.--NORTH AMERICA
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER--SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

[PHOTO OMITTED]

CLYDE L. RANDALL, CFA
--------------------------
CO-PORTFOLIO MANAGER
--------------------------

CLYDE L. RANDALL, CFA, IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. HE IS THE CO-PORTFOLIO MANAGER OF THE BLUE CHIP EQUITY PORTFOLIO AND THE EQUITY INCOME PORTFOLIO. HE HAS MORE THAN 13 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

[PHOTO OMITTED]

ALLEN J. ASHCROFT, JR.
---------------------------
CO-PORTFOLIO MANAGER
--------------------------

ALLEN J. ASHCROFT, JR. IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. HE IS THE CO-PORTFOLIO MANAGER OF THE BLUE CHIP EQUITY PORTFOLIO AND THE EQUITY INCOME PORTFOLIO. HE HAS MORE THAN 19 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      Recent stock market activity has been characterized by a resurgence of interest in such unloved sectors as utilities and financials, as well as in under-valued stocks in the consumer and healthcare sectors. In this environment, equity income funds in general have outperformed after several years of trailing the technology-driven broad market averages. The ARK Equity Income Portfolio maintained its broadly diversified stance and has outperformed its benchmark year-to-date.

      The best performing stocks in the past six months came from several groups: consumer staples -- Pepsico and Heinz; financials -- Hartford and Waddell & Reed; and utilities -- Excelon (formerly Unicom) and Dynegy. The worst performers came from the technology and telecommunications sectors. We have added to our modest positions in "growth-oriented" stocks, and believe this has benefited the Portfolio's longer-term performance, even though some stocks in this classification have lagged over the past several months. New positions include PNC Financial, Santa Fe International, Lucent, and Constellation Energy.

      We seek dividend-paying stocks with good fundamental characteristics and attractive valuations. We seek to be broadly represented in the market, rather than focusing solely on the sectors with the highest dividend payout. While equity income has been a difficult fund class during the technology-driven market, we have been pleased with the results of our strategy in the Portfolio.

PERFORMANCE AS OF
OCTOBER 31, 2000

--------------------------------------------------------------------------------
                                                     S&P 500   LIPPER EQUITY
                           INSTITUTIONAL   RETAIL   COMPOSITE   INCOME FUNDS
                               CLASS      CLASS A     INDEX    CLASSIFICATION
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN                  15.53%      15.41%     6.09%        6.94%
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD          N/A        9.96%      N/A          N/A
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN                   9.90%       9.75%    17.60%        8.98%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD          N/A        7.98%      N/A          N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE             13.71%      12.05%      N/A          N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD     N/A       10.50%      N/A          N/A
--------------------------------------------------------------------------------
  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning November 15, 1996. Retail Class A shares were offered beginning May 9, 1997. Performance for Retail Class A shares with load reflects the deduction of the 4.75% sales charge.

  The performance of the S&P 500 Composite Index does not include operating expenses that are incurred by the Portfolio.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Real Estate Investment Trusts -- 4%
Miscellaneous Business Services -- 3%
Durable Goods -- 10%
Chemicals & Drugs -- 15%
Consumer Non-Durable -- 8%
Repurchase Agreements -- 2%
Technology -- 13%
Energy -- 25%
Convertible Preferred Stock -- 4%
Financial -- 16%

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 92.9%
    AEROSPACE & DEFENSE -- 2.9%
    UNITED TECHNOLOGIES           35,000           $ 2,443
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                       $2,443
--------------------------------------------------------------------------------
    AUTOMOTIVE -- 3.6%
    FORD MOTOR                    52,445             1,370
    TRW                           40,000             1,680
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                $3,050
--------------------------------------------------------------------------------
    BANKS -- 10.6%
    CHASE MANHATTAN               40,000             1,820
    FIRSTAR                       80,000             1,575
    FLEETBOSTON FINANCIAL         50,000             1,900
    PNC FINANCIAL SERVICES GROUP  22,000             1,471
    WELLS FARGO                   50,000             2,316
--------------------------------------------------------------------------------
    TOTAL BANKS                                     $9,082
--------------------------------------------------------------------------------
    CHEMICALS -- 2.1%
    EI DU PONT DE NEMOURS         40,000             1,815
--------------------------------------------------------------------------------
    TOTAL CHEMICALS                                 $1,815
--------------------------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT -- 5.0%
    KONINKLIJKE PHILIPS
     ELECTRONICS, ADR             38,800             1,550
    LUCENT TECHNOLOGIES           25,000               583
    MOTOROLA                      39,000               973
    NORTEL NETWORKS               25,000             1,137
--------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                  $4,243
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 1.6%
    HEWLETT-PACKARD               30,000             1,393
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                      $1,393
--------------------------------------------------------------------------------
    DIVERSIFIED OPERATIONS -- 4.6%
    GENERAL ELECTRIC              45,000             2,467
    HALLIBURTON                   40,000             1,482
--------------------------------------------------------------------------------
    TOTAL DIVERSIFIED OPERATIONS                    $3,949
--------------------------------------------------------------------------------



                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    DRUGS -- 12.7%
    ABBOTT LABORATORIES           60,000          $  3,169
    AMERICAN HOME PRODUCTS        30,000             1,905
    BRISTOL-MYERS SQUIBB          45,000             2,742
    PFIZER                        70,000             3,023
--------------------------------------------------------------------------------
    TOTAL DRUGS                                    $10,839
--------------------------------------------------------------------------------
    ELECTRICAL SERVICES -- 5.9%
    CONSTELLATION ENERGY GROUP    25,000             1,042
    DUKE ENERGY                   16,000             1,383
    EXELON                        43,750             2,630
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL SERVICES                      $ 5,055
--------------------------------------------------------------------------------
    ELECTRICAL SERVICES & UTILITIES -- 2.0%
    MONTANA POWER                 60,000             1,695
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL SERVICES & UTILITIES          $ 1,695
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 5.6%
    HARTFORD FINANCIAL SERVICES   30,000             2,233
    WADDELL & REED FINANCIAL, CL A 80,000            2,550
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $ 4,783
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO -- 6.0%
    HJ HEINZ                      35,000             1,468
    PEPSICO                       45,000             2,180
    PHILIP MORRIS                 40,000             1,465
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                 $ 5,113
--------------------------------------------------------------------------------
    GAS/NATURAL GAS -- 4.9%
    DYNEGY, CL A                  50,000             2,316
    WILLIAMS                      45,000             1,882
--------------------------------------------------------------------------------
    TOTAL GAS/NATURAL GAS                          $ 4,198
--------------------------------------------------------------------------------
    HOUSEHOLD PRODUCTS -- 2.7%
    COLGATE-PALMOLIVE             40,000             2,350
--------------------------------------------------------------------------------
    TOTAL HOUSEHOLD PRODUCTS                       $ 2,350
--------------------------------------------------------------------------------
    MACHINERY -- 1.5%
    INGERSOLL RAND                35,000             1,321
--------------------------------------------------------------------------------
    TOTAL MACHINERY                                $ 1,321
--------------------------------------------------------------------------------
    MARINE TRANSPORTATION -- 1.9%
    KNIGHTSBRIDGE TANKERS         75,000             1,617
--------------------------------------------------------------------------------
    TOTAL MARINE TRANSPORTATION                    $ 1,617
--------------------------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 7.5%
    CHEVRON                       25,000             2,053
    EXXON MOBIL                   33,003             2,943
    SANTA FE INTERNATIONAL        40,000             1,460
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                $ 6,456
--------------------------------------------------------------------------------
    REAL ESTATE INVESTMENT TRUSTS-- 3.6%
    BOSTON PROPERTIES             36,000             1,458
    SPIEKER PROPERTIES            30,000             1,661
--------------------------------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUSTS            $ 3,119
--------------------------------------------------------------------------------

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO CONCLUDED

                        SHARES/PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    RETAIL -- 1.9%
    TARGET                        60,000          $  1,658
--------------------------------------------------------------------------------
    TOTAL RETAIL                                   $ 1,658
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 6.3%
    BELLSOUTH                     45,000             2,174
    QWEST COMMUNICATIONS
     INTERNATIONAL*               25,000             1,216
    TELEFONICA, ADR*              35,000             2,028
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS          $ 5,418
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $53,667)                                 $79,597
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 4.8%
    NISOURCE, 7.750%              22,500             1,084
    CVS, TRACES, 6.000%           20,000             1,800
    WBK STRYPES TRUST,
     10.000%                      40,000             1,238
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
    (Cost $3,793)                                  $ 4,122
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $1,966,051 (collateralized
     by U.S. Government Obligations:
     total market value
     $2,029,317)                  $1,966             1,966
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $1,966)                                  $ 1,966
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
    (Cost $59,426)                                 $85,685
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 0.0%             $  --
================================================================================



                                                    MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 6,524,193 outstanding
   shares of beneficial interest                  $ 48,651
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 286,143 outstanding shares
   of beneficial interest                            3,507
Accumulated net realized gain on investments         7,268
Net unrealized appreciation on investments          26,259
================================================================================
TOTAL NET ASSETS-- 100.0%                          $85,685
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS           $12.58
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A               $12.57
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($12.57 / 95.25%)                $13.20
================================================================================
*NON-INCOME PRODUCING SECURITY.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
STRYPES-- STRUCTURED YIELD PRODUCT EXCHANGE SECURITIES
TRACES--TRUST AUTOMATIC COMMON EXCHANGE SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------

VALUE EQUITY PORTFOLIO

[PHOTO OMITTED]

J. ERIC LEO
-----------------------
PORTFOLIO MANAGER
-----------------------

J. ERIC LEO IS THE CHIEF INVESTMENT OFFICER AND MANAGING DIRECTOR OF EQUITY INVESTMENTS FOR ALLIED INVESTMENT ADVISORS, INC. HE IS THE PORTFOLIO MANAGER OF THE VALUE EQUITY PORTFOLIO. HE HAS MORE THAN 26 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      From May 1, 2000 through October 31, 2000, the ARK Value Equity Portfolio underperformed the S&P 500 Composite Index and the S&P 500/BARRA Value Index. On a calendar year-to-date basis, higher market volatility has resulted in wide performance dispersions, with the Portfolio outperforming the S&P 500 Composite Index, but lagging behind the S&P 500/BARRA Value Index.

      Performance was helped by holdings in the energy, healthcare and utility sectors, but hurt by holdings in the telecommunications and technology sectors. On the positive side, individual securities that significantly impacted performance included Questar and El Paso Energy -- both gas pipeline and energy producers -- and Schering Plough and Abbott Laboratories in the drug sector. BellSouth and Southwestern Bell rebounded sharply late in the period. On the negative side the weakness fell heavily on the technology sector, especially on those that had performed well in the last fiscal year. Corning and Northern Telecom, in which holdings were reduced during the period, hurt the most because of their substantial weighting in the Portfolio. Amgen was also weak because of an ongoing legal issue, which we expect to be favorably resolved in the next few months. International Flavors & Fragrances and Newell Rubbermaid were defensive stocks that disappointed Wall Street in sales and earnings growth and suffered materially.

      The ARK Value Equity Portfolio is focused on the purchase of high quality companies at lower than market (S&P 500) valuation in terms of: price/earnings ratio (P/E) and price/earnings to growth rate (PEG). In short, the majority of companies we purchase are expected to develop consistent growth rates of at least 12 to 15% as well as a solid top line growth over a two- to three-year period.

      We believe the current correction in technology stocks (the second this calendar year) should help cool some of the excessive valuation issues. The speculative excesses have for the most part been washed out of the marketplace at a tremendous cost to investors. We expect to add technology stocks gradually over the next few months after having reduced holdings in prior months. We also expect to reduce some holdings in energy stocks in favor of consumer and/or financial service companies. The economy will be an important factor in stock price performance going forward, because it will influence decisions the Federal Reserve makes with regard to interest rate policy, as well as corporate earnings. With one foot in the old economy and one in the new, we are excited about the long-term outlook for the Portfolio and for equities in general.

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

VALUE EQUITY PORTFOLIO CONTINUED
PERFORMANCE AS OF
OCTOBER 31, 2000

--------------------------------------------------------------------------------
                                                                       LIPPER
                                                 S&P 500/             LARGE-CAP
                                                  BARRA    S&P 500   VALUE FUNDS
                INSTITUTIONAL  RETAIL    RETAIL   VALUE   COMPOSITE    CLASSI-
                    CLASS     CLASS A*  CLASS B*  INDEX     INDEX     FICATION
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN      12.81%      12.67%    11.86%   9.68%      6.09%      7.11%
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN
  WITH LOAD          N/A        7.35%     7.18%    N/A        N/A        N/A
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN      12.78%      12.43%    11.05%  13.41%     17.60%     12.15%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN
 WITH LOAD           N/A       10.63%    10.24%    N/A        N/A        N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL
 RETURN INCEPTION
 TO DATE           16.77%      16.71%    15.17%    N/A        N/A        N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL
 RETURN INCEPTION TO
 DATE WITH LOAD      N/A       15.47%    14.91%    N/A        N/A        N/A
--------------------------------------------------------------------------------
  Past performance of the Portfolio is not predictive of future performance.

  For each class, performance presented prior to March 29, 1998 reflects the performance of the Marketvest Equity Fund from its inception date of March 31, 1996. Retail Class A shares were offered beginning April 1, 1998. Performance for Retail Class A shares with load reflects the deduction of the 4.75% sales charge. Retail Class B shares were offered beginning September 14, 1998. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).

* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge only. No adjustments have been made for Retail Class 12b-1 fees and expenses. With such adjustments, performance would be lower than shown. Annualized performance since actual inception for Retail Class A shares is 7.55% without load and 5.53% with load. Annualized performance since actual inception for Retail Class B shares is 14.50% without CDSC and 13.28% with CDSC.

  The performance of the S&P 500 Composite Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Miscellanous Business Services -- 21%
Consumer Non-Durable -- 6%
Chemicals & Drugs -- 12%
Financial -- 12%
Energy -- 13%
Durable Goods -- 8%
Technology -- 28%

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.6%
    AEROSPACE & DEFENSE -- 1.1%
    RAYTHEON, CL B               125,000           $ 4,273
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                      $ 4,273
--------------------------------------------------------------------------------
    AUTOMOTIVE -- 3.1%
    ROCKWELL INTERNATIONAL       125,000             4,914
    TRW                          175,000             7,350
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                               $12,264
--------------------------------------------------------------------------------
    BANKS -- 4.3%
    CHASE MANHATTAN              150,000             6,825
    WELLS FARGO                  220,000            10,189
--------------------------------------------------------------------------------
    TOTAL BANKS                                    $17,014
--------------------------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT -- 5.5%
    HARRIS                       175,000             5,545
    MOTOROLA                     375,000             9,352
    NORTEL NETWORKS              150,000             6,825
--------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                 $21,722
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 4.8%
    COMPAQ COMPUTER              225,000             6,842
    DELL COMPUTER*               135,000             3,982
    HEWLETT-PACKARD               80,000             3,715
    IBM                           45,000             4,432
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                     $18,971
--------------------------------------------------------------------------------
    DIVERSIFIED OPERATIONS -- 10.9%
    BAKER HUGHES                  75,000             2,578
    GENERAL ELECTRIC             135,000             7,400
    HALLIBURTON                  175,400             6,501
    HONEYWELL INTERNATIONAL      200,000            10,763
    TYCO INTERNATIONAL           278,224            15,772
--------------------------------------------------------------------------------
    TOTAL DIVERSIFIED OPERATIONS                   $43,014
--------------------------------------------------------------------------------
    DRUGS -- 11.7%
    ABBOTT LABORATORIES          160,000             8,450
    AMERICAN HOME PRODUCTS       225,000            14,287
    AMGEN*                       200,000            11,587

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    BRISTOL-MYERS SQUIBB          90,000          $  5,484
    SCHERING-PLOUGH              125,000             6,461
--------------------------------------------------------------------------------
    TOTAL DRUGS                                    $46,269
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 8.0%
    CIT GROUP, CL A              200,000             3,487
    CITIGROUP                    300,000            15,787
    WADDELL & REED
     FINANCIAL, CL A             385,000            12,272
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $31,546
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO -- 3.3%
    HJ HEINZ                     110,000             4,613
    PEPSICO                      175,000             8,477
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                 $13,090
--------------------------------------------------------------------------------
    GAS/NATURAL GAS -- 4.2%
    EL PASO ENERGY               105,212             6,595
    QUESTAR                      365,600             9,894
--------------------------------------------------------------------------------
    TOTAL GAS/NATURAL GAS                          $16,489
--------------------------------------------------------------------------------
    LEASING & RENTING -- 0.3%
    COMDISCO                     100,000             1,231
--------------------------------------------------------------------------------
    TOTAL LEASING & RENTING                        $ 1,231
--------------------------------------------------------------------------------
    MACHINERY -- 3.0%
    INGERSOLL-RAND               200,000             7,550
    PARKER HANNIFIN              100,000             4,138
--------------------------------------------------------------------------------
    TOTAL MACHINERY                                $11,688
--------------------------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES-- 6.3%
    BAXTER INTERNATIONAL         100,000             8,219
    BECTON DICKINSON             225,000             7,538
    EDWARDS LIFESCIENCES*         18,000               242
    MEDTRONIC                    160,000             8,690
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES              $24,689
--------------------------------------------------------------------------------
    MISCELLANEOUS BUSINESS SERVICES-- 3.7%
    CONVERGYS*                   100,000             4,356
    FIRST DATA                   200,000            10,025
--------------------------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES          $14,381
--------------------------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 8.8%
    BP AMOCO, ADR                214,114            10,906
    CHEVRON                       84,400             6,931
    EXXON MOBIL                  133,000            11,862
    UNOCAL                       150,000             5,119
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                $34,818
--------------------------------------------------------------------------------
    RETAIL -- 2.0%
    LOWE'S                       175,000             7,995
--------------------------------------------------------------------------------
    TOTAL RETAIL                                   $ 7,995
--------------------------------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS-- 5.8%
    APPLIED MATERIALS*            45,000             2,391
    CADENCE DESIGN SYSTEMS*      200,000             5,138
    INTEL                        220,000             9,900
    NATIONAL SEMICONDUCTOR*      210,000             5,460
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $22,889
--------------------------------------------------------------------------------

                        SHARES/PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    STEEL & STEEL WORKS -- 1.1%
    ENGELHARD                    200,000          $  4,175
--------------------------------------------------------------------------------
    TOTAL STEEL & STEEL WORKS                      $ 4,175
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 11.7%
    BELLSOUTH                    200,000             9,663
    CORNING                      165,000            12,623
    SBC COMMUNICATIONS           200,000            11,538
    SPRINT (FON GROUP)           161,400             4,116
    VERIZON COMMUNICATIONS       143,350             8,287
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS         $ 46,227
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $225,359)                               $392,745
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $2,309,948 (collateralized
     by U.S. Government Obligations:
     total market value
     $2,393,047)                  $2,310             2,310
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $2,310)                                  $ 2,310
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.2%
    (Cost $227,669)                               $395,055
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- (0.2%)           $(689)
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 27,771,114 outstanding
   shares of beneficial interest                   167,073
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 552,652 outstanding shares
   of beneficial interest                            7,959
Portfolio Shares of Retail Class B
    (unlimited authorization -- no par value)
    based on 45,751 outstanding shares
    of beneficial interest                             662
Undistributed net investment income                     39
Accumulated net realized gain on investments        51,247
Net unrealized appreciation on investments         167,386
================================================================================
TOTAL NET ASSETS-- 100.0%                         $394,366
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS           $13.90
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A               $13.89
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($13.89 / 95.25%)                $14.58
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS B                $13.68
================================================================================
*NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO
[PHOTO OMITTED]

CLARENCE W. WOODS, JR.
------------------------------
CO-PORTFOLIO MANAGER
------------------------------

CLARENCE W. WOODS, JR. IS A PRINCIPAL OF AND CHIEF EQUITY TRADER FOR ALLIED INVESTMENT ADVISORS, INC. HE IS CO-MANAGER OF THE EQUITY INDEX PORTFOLIO. HE HAS MORE THAN 16 YEARS EXPERIENCE IN THE INVESTMENT INDUSTRY.

[PHOTO OMITTED]

PETER C. HASTINGS
------------------------------
CO-PORTFOLIO MANAGER
------------------------------

PETER C. HASTINGS IS A VICE PRESIDENT OF ALLIED INVESTMENT ADVISORS, INC. HE IS CO-MANAGER OF THE EQUITY INDEX PORTFOLIO. HE HAS MORE THAN FIVE YEARS EXPERIENCE

IN THE INVESTMENT INDUSTRY.

REVIEW AND OUTLOOK
      The last six months have seen incredible volatility in the U.S. equity markets. It is quite remarkable that after the roller coaster ride investors have been on, the S&P 500 Composite Index ended down only about 1% for that period. The big story was the significant correction in technology stocks in general and those traded on the NASDAQ in particular. The technology-heavy NASDAQ was down over 12% for the six-month period, and over 5% in October. There was a significant rotation out of all things Internet-related into stocks with earnings. Even those technology stocks with earnings were shunned as investors realized that the growth prospects were not quite as rosy as initially anticipated. Even when good news came, there was a general lack of enthusiasm to follow through on a technology rally. Value stocks led, with the healthcare and finance sectors turning in very solid returns. Also of note were energy stocks, which were very strong due to recent increases in oil prices. The biggest surprise continues to be utility companies, which are now the best-performing sector for the year. The stocks with the most positive impact on the S&P 500 were Philip Morris, Boeing, PE Biosystems and PeopleSoft. The stocks that most adversely affected the Portfolio were Lucent, Sprint, Teradyne and Apple Computer.

      The ARK Equity Index Portfolio continues to track the performance of the S&P 500 Composite Index very closely, with many sectors experiencing most of their relative outperformance over the last few months. The U.S. economy appears to be in good shape. We believe the Federal Reserve will lean towards an easing of interest rates rather than a further tightening. A repeat of the S&P 500's prior years' double-digit performance seems unlikely; however, it is still possible that the equity markets in general could end the year in positive territory. As we prepare for 2001, we feel confident that the strong U.S. economy and new administration in the White House will have a positive effect on the U.S. equity markets.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE AS OF
OCTOBER 31, 2000

--------------------------------------------------------------------------------
                                                   S&P 500    LIPPER S&P 500
                           INSTITUTIONAL  RETAIL  COMPOSITE   INDEX OBJECTIVE
                               CLASS     CLASS A    INDEX      FUNDS AVERAGE
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN                   6.27%     6.02%      6.09%          5.48%
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD          N/A      0.96%       N/A            N/A
--------------------------------------------------------------------------------
 THREE YEAR
 TOTAL RETURN                  17.93%      N/A      17.60%         17.00%
--------------------------------------------------------------------------------
 THREE YEAR
 TOTAL RETURN WITH LOAD          N/A       N/A        N/A            N/A

--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE             15.53%    16.59%       N/A            N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD     N/A     14.70%       N/A            N/A
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning October 1, 1997. Retail Class A shares were offered beginning November 3, 1997. Performance of Retail Class A shares with load reflects the deduction of the 4.75% sales charge.

  The performance of the S&P 500 Composite Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Financial -- 16%
Technology -- 31%
Cash Equivalents -- 1%
Energy -- 9%
Consumer Non-Durable -- 14%
Chemicals & Drugs -- 10%
Miscellaneous Business Services -- 12%
Durable Goods -- 5%
Repurchase Agreements -- 2%

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%
    AEROSPACE & DEFENSE -- 1.2%
    BF GOODRICH                      985              $ 40
    BOEING                         8,755               594
    GENERAL DYNAMICS               2,260               162
    LOCKHEED MARTIN                4,590               165
    NORTHROP GRUMMAN                 720                60
    RAYTHEON, CL B                 3,580               122
    UNITED TECHNOLOGIES            4,560               318
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                       $1,461
--------------------------------------------------------------------------------
    AIR TRANSPORTATION -- 0.4%
    AMR*                           1,670                55
    DELTA AIR LINES                1,530                72
    FEDEX*                         3,317               155
    SOUTHWEST AIRLINES             5,773               165
    US AIRWAYS GROUP*                635                24
--------------------------------------------------------------------------------
    TOTAL AIR TRANSPORTATION                        $  471
--------------------------------------------------------------------------------
    APPAREL/TEXTILES -- 0.2%
    LIZ CLAIBORNE                    670                28
    NIKE, CL B                     3,115               124
    REEBOK INTERNATIONAL*            170                 4
    RUSSELL                          110                 2
    SPRINGS INDUSTRIES, CL A          60                 1
    VF                             1,375                38
--------------------------------------------------------------------------------
    TOTAL APPAREL/TEXTILES                          $  197
--------------------------------------------------------------------------------
    AUTOMOTIVE -- 0.7%
    DANA                           1,681                37
    DELPHI AUTOMOTIVE SYSTEMS      6,543               103
    FORD MOTOR                    18,505               483
    GENUINE PARTS                  1,760                38
    NAVISTAR INTERNATIONAL*          545                18
    PACCAR                           620                26
    ROCKWELL INTERNATIONAL         1,890                74
    TRW                            1,195                50
    VISTEON                        2,024                36
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                $  865
--------------------------------------------------------------------------------

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO CONTINUED

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    BANKS -- 4.1%
    AMSOUTH BANCORPORATION         4,250             $  59
    BANK OF AMERICA                4,275               205
    BANK OF NEW YORK               7,135               411
    BANK ONE                       2,050                75
    BB&T                           3,585               114
    CHARTER ONE FINANCIAL          2,835                65
    COMERICA                       1,532                92
    FIFTH THIRD BANCORP            4,567               235
    FLEETBOSTON FINANCIAL          8,819               335
    GOLDEN WEST FINANCIAL          1,875               105
    HUNTINGTON BANCSHARES          2,542                37
    KEYCORP                        5,045               125
    MELLON FINANCIAL               4,760               230
    NATIONAL CITY                  6,910               148
    NORTHERN TRUST                 2,520               215
    OLD KENT FINANCIAL             1,391                39
    PNC FINANCIAL SERVICES GROUP   2,840               190
    PROVIDIAN FINANCIAL            1,600               166
    REGIONS FINANCIAL              2,220                52
    SOUTHTRUST                     1,900                62
    STATE STREET                   1,800               225
    SUMMIT BANCORP                 1,700                64
    SUNTRUST BANKS                 2,945               144
    SYNOVUS FINANCIAL              2,742                59
    U S BANCORP                   14,800               358
    UNION PLANTERS                 1,450                49
    WACHOVIA                       2,200               119
    WASHINGTON MUTUAL              5,206               229
    WELLS FARGO                   16,055               744
--------------------------------------------------------------------------------
    TOTAL BANKS                                     $4,951
--------------------------------------------------------------------------------
    BEAUTY PRODUCTS -- 0.1%
    ALBERTO-CULVER, CL B             170                 6
    AVON PRODUCTS                  2,585               125
    INTERNATIONAL FLAVORS &
     FRAGRANCES                      860                14
--------------------------------------------------------------------------------
    TOTAL BEAUTY PRODUCTS                           $  145
--------------------------------------------------------------------------------
    BROADCASTING, NEWSPAPERS & ADVERTISING-- 0.8%
    CLEAR CHANNEL COMMUNICATIONS*  5,785               347
    COMCAST*                       8,800               359
    INTERPUBLIC GROUP              3,200               137
    OMNICOM GROUP                  1,775               164
--------------------------------------------------------------------------------
    TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING    $1,007
--------------------------------------------------------------------------------
    BUILDING & CONSTRUCTION -- 0.1%
    ARMSTRONG HOLDINGS               195                 1
    CENTEX                           480                18
    FLUOR                            755                26
    KAUFMAN & BROAD HOME             120                 4
    MASCO                          4,955                93
    PULTE                            120                 4
--------------------------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                   $  146
--------------------------------------------------------------------------------



                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    CHEMICALS -- 0.7%
    AIR PRODUCTS & CHEMICALS       2,275             $  85
    AVERY DENNISON                 1,240                63
    DOW CHEMICAL                   7,475               229
    EASTMAN CHEMICAL                 900                39
    EI DU PONT DE NEMOURS          1,975                90
    GREAT LAKES CHEMICAL             600                20
    HERCULES                         800                15
    PPG INDUSTRIES                 1,990                89
    PRAXAIR                        1,555                58
    ROHM & HAAS                    2,564                77
    SIGMA-ALDRICH                    985                35
    UNION CARBIDE                  1,370                59
    WR GRACE*                        360                 1
--------------------------------------------------------------------------------
    TOTAL CHEMICALS                                 $  860
--------------------------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT -- 4.5%
    ADAPTEC*                       1,100                17
    CISCO SYSTEMS*                68,650             3,699
    COMVERSE TECHNOLOGY*           1,500               168
    LUCENT TECHNOLOGIES           32,711               763
    MOTOROLA                      21,351               532
    NETWORK APPLIANCE*             3,000               357
--------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                  $5,536
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 7.2%
    AMERICAN POWER CONVERSION*     2,500                32
    APPLE COMPUTER*                3,615                71
    CABLETRON SYSTEMS*             2,120                57
    CERIDIAN*                      1,650                41
    COMPAQ COMPUTER               16,596               505
    COMPUTER SCIENCES*             1,920               121
    DELL COMPUTER*                25,330               747
    ELECTRONIC DATA SYSTEMS        5,125               241
    EMC*                          21,011             1,871
    GATEWAY*                       3,550               183
    HEWLETT-PACKARD               19,590               910
    IBM                           17,245             1,699
    LEXMARK INTERNATIONAL*         1,500                61
    NCR*                           1,100                47
    PALM*                          5,950               319
    SEAGATE TECHNOLOGY*            2,330               163
    SOLECTRON*                     5,900               260
    SUN MICROSYSTEMS*             13,030             1,445
    UNISYS*                        3,270                42
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                     $ 8,815
--------------------------------------------------------------------------------
    COMPUTER SOFTWARE -- 5.7%
    ADOBE SYSTEMS                  2,200               167
    AUTODESK                         690                15
    BMC SOFTWARE*                  2,650                54
    CITRIX SYSTEMS*                2,000                44
    COMPUTER ASSOCIATES
     INTERNATIONAL                 1,825                58
    MERCURY INTERACTIVE*             900               100

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    MICROSOFT*                    51,285         $   3,532
    NOVELL*                        3,325                30
    ORACLE*                       54,888             1,811
    PARAMETRIC TECHNOLOGY*         2,670                33
    PEOPLESOFT*                    2,750               120
    SIEBEL SYSTEMS*                4,000               420
    VERITAS SOFTWARE*              3,900               550
--------------------------------------------------------------------------------
    TOTAL COMPUTER SOFTWARE                       $  6,934
--------------------------------------------------------------------------------
    CONSUMER PRODUCTS -- 0.1%
    AMERICAN GREETINGS, CL A         355                 6
    FORTUNE BRANDS                 1,850                54
    TUPPERWARE                       180                 3
--------------------------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS                          $  63
--------------------------------------------------------------------------------
    CONTAINERS & PACKAGING -- 0.0%
    BALL                              90                 3
    CROWN CORK & SEAL                970                 9
    OWENS-ILLINOIS*                1,525                 9
--------------------------------------------------------------------------------
    TOTAL CONTAINERS & PACKAGING                     $  21
--------------------------------------------------------------------------------
    DIVERSIFIED OPERATIONS -- 6.4%
    BAKER HUGHES                   3,220               111
    COOPER INDUSTRIES                910                35
    CRANE                            760                20
    DANAHER                        1,440                91
    EATON                            770                52
    FMC*                             300                23
    GENERAL ELECTRIC              97,110             5,323
    HALLIBURTON                    4,290               159
    HONEYWELL INTERNATIONAL        7,841               422
    ILLINOIS TOOL WORKS            3,280               182
    ITT INDUSTRIES                   845                28
    MINNESOTA MINING &
     MANUFACTURING                 3,835               371
    NATIONAL SERVICE INDUSTRIES      130                 3
    TYCO INTERNATIONAL            17,065               967
--------------------------------------------------------------------------------
    TOTAL DIVERSIFIED OPERATIONS                   $ 7,787
--------------------------------------------------------------------------------
    DRUGS -- 9.1%
    ABBOTT LABORATORIES           15,165               801
    ALLERGAN                       1,480               124
    ALZA*                          1,035                84
    AMERICAN HOME PRODUCTS        12,665               804
    AMGEN*                        10,040               582
    BIOGEN*                        1,850               111
    BRISTOL-MYERS SQUIBB          19,175             1,168
    ELI LILLY                     11,050               988
    KING PHARMACEUTICALS*          1,600                72
    MEDIMMUNE*                     2,300               150
    MERCK                         22,570             2,030
    PFIZER                        61,686             2,664
    PHARMACIA                     12,719               700
    SCHERING-PLOUGH               14,370               743
    WATSON PHARMACEUTICAL*           800                50
--------------------------------------------------------------------------------
    TOTAL DRUGS                                    $11,071
--------------------------------------------------------------------------------


                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)

--------------------------------------------------------------------------------
    ELECTRICAL SERVICES -- 2.3%
    AES*                           4,700            $  266
    AMEREN                         1,360                54
    AMERICAN ELECTRIC POWER        3,277               136
    CINERGY                        1,560                48
    CMS ENERGY                     1,000                27
    C P & L ENERGY                 1,575                63
    CONSOLIDATED EDISON            2,260                80
    CONSTELLATION ENERGY GROUP     1,655                69
    DOMINION RESOURCES             2,750               164
    DTE ENERGY                     1,445                52
    DUKE ENERGY                    3,650               315
    EDISON INTERNATIONAL           3,465                83
    EXELON                         3,916               235
    FIRSTENERGY                    2,310                60
    FLORIDA PROGRESS                 825                44
    FPL GROUP                      1,760               116
    GPU                            1,400                46
    MOLEX                          2,187               118
    NIAGARA MOHAWK HOLDINGS*       1,980                32
    PINNACLE WEST CAPITAL            900                39
    POWER-ONE*                       700                50
    PPL                            1,215                50
    PUBLIC SERVICE ENTERPRISE
     GROUP                         2,210                92
    RELIANT ENERGY                 2,960               122
    SEMPRA ENERGY                  2,676                55
    SOUTHERN                       7,210               212
    TXU                            2,790               103
    XCEL ENERGY                    3,228                83
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL SERVICES                       $2,814
--------------------------------------------------------------------------------
    ENTERTAINMENT -- 0.6%
    HARRAH'S ENTERTAINMENT*        1,000                29
    WALT DISNEY                   20,380               730
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                             $  759
--------------------------------------------------------------------------------
    ENVIRONMENTAL SERVICES -- 0.0%
    ALLIED WASTE INDUSTRIES*       1,900                18
--------------------------------------------------------------------------------
    TOTAL ENVIRONMENTAL SERVICES                     $  18
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 7.5%
    AMERICAN EXPRESS              13,005               780
    ASSOCIATES FIRST CAPITAL,
     CL A                          7,120               264
    BEAR STEARNS                   1,279                78
    CAPITAL ONE FINANCIAL          2,260               143
    CHARLES SCHWAB                13,528               475
    CIT GROUP, CL A                2,500                44
    CITIGROUP                     39,854             2,097
    COUNTRYWIDE CREDIT             1,215                45
    DUN & BRADSTREET*                617                13
    EQUIFAX                        1,625                56
    FANNIE MAE                     9,865               760
    FRANKLIN RESOURCES             2,500               107
    FREDDIE MAC                    6,810               409
    HOUSEHOLD INTERNATIONAL        4,608               232
    H & R BLOCK                    1,150                41

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO CONTINUED

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    JP MORGAN                      5,140            $  851
    LEHMAN BROTHERS HOLDINGS       2,760               178
    MBNA                           8,830               332
    MERRILL LYNCH                  7,870               551
    MERRILL LYNCH (TELECOM
     HOLDERS TRUST)                3,800               256
    MOODY'S                        1,635                43
    MORGAN STANLEY DEAN WITTER    11,000               883
    PAINEWEBBER GROUP              1,625               116
    STILWELL FINANCIAL             2,400               108
    T ROWE PRICE ASSOCIATES        1,300                61
    TEXTRON                        1,760                89
    USA EDUCATION                  1,625                91
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                        $9,103
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO -- 3.5%
    ADOLPH COORS, CL B               285                18
    ANHEUSER-BUSCH                 8,880               406
    ARCHER-DANIELS-MIDLAND         6,406                70
    BROWN-FORMAN, CL B               780                47
    CAMPBELL SOUP                  4,815               141
    COCA-COLA                     17,790             1,074
    COCA-COLA ENTERPRISES          4,900                90
    CONAGRA FOODS                  5,755               123
    GENERAL MILLS                  3,425               143
    HJ HEINZ                       3,960               166
    HERSHEY FOODS                  1,385                75
    KELLOGG                        4,475               114
    NABISCO GROUP HOLDINGS         3,225                93
    PEPSICO                       14,195               688
    PHILIP MORRIS                  4,500               165
    QUAKER OATS                    1,335               109
    RALSTON PURINA GROUP           3,225                78
    SARA LEE                       9,620               207
    UNILEVER NV                    5,602               285
    UST                            1,865                47
    WM WRIGLEY JR                  1,155                91
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                  $4,230
--------------------------------------------------------------------------------
    GAS/NATURAL GAS -- 1.0%
    COLUMBIA ENERGY GROUP            922                66
    DYNEGY, CL A                   3,000               139
    EASTERN ENTERPRISES              310                20
    EL PASO ENERGY                 2,580               162
    ENRON                          7,200               591
    KEYSPAN                        1,300                46
    NICOR                            540                19
    ONEOK                             80                 3
    PEOPLES ENERGY                   100                 3
    WILLIAMS                       4,875               204
--------------------------------------------------------------------------------
    TOTAL GAS/NATURAL GAS                           $1,253
--------------------------------------------------------------------------------
    HOME APPLIANCES & PRODUCTS -- 0.2%
    LEGGETT & PLATT                2,100                34
    MAYTAG                           720                21
    NEWELL RUBBERMAID              2,800                54

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    SHERWIN-WILLIAMS               1,910             $  41
    WHIRLPOOL                        800                35
--------------------------------------------------------------------------------
    TOTAL HOME APPLIANCES & PRODUCTS                $  185
--------------------------------------------------------------------------------
    HOTELS & LODGING -- 0.1%
    HILTON HOTELS                  4,120                39
    MARRIOTT INTERNATIONAL         2,480               100
--------------------------------------------------------------------------------
    TOTAL HOTELS & LODGING                          $  139
--------------------------------------------------------------------------------
    HOUSEHOLD PRODUCTS -- 0.6%
    CLOROX                         2,665               119
    COLGATE-PALMOLIVE              5,580               328
    ECOLAB                         1,445                57
    GILLETTE                       1,800                63
    PROCTER & GAMBLE               3,050               218
--------------------------------------------------------------------------------
    TOTAL HOUSEHOLD PRODUCTS                        $  785
--------------------------------------------------------------------------------
    INSURANCE -- 4.3%
    AETNA                          1,510                87
    AFLAC                          2,975               217
    ALLSTATE                       7,185               289
    AMERICAN GENERAL               2,815               227
    AMERICAN INTERNATIONAL GROUP  22,592             2,214
    AON                            3,030               126
    CHUBB                          2,025               171
    CIGNA                          1,825               223
    CINCINNATI FINANCIAL           1,645                60
    HARTFORD FINANCIAL SERVICES    2,420               180
    HUMANA*                          790                10
    JEFFERSON-PILOT                1,067                73
    LINCOLN NATIONAL               1,980                96
    LOEWS                          1,150               105
    MARSH & MCLENNAN               2,607               341
    MBIA                           1,080                78
    MGIC INVESTMENT                1,235                84
    PROGRESSIVE                      720                71
    SAFECO                         1,025                25
    ST. PAUL                       2,404               123
    TORCHMARK                      1,475                49
    UNITEDHEALTH GROUP             1,775               194
    UNUMPROVIDENT                  2,545                72
    WELLPOINT HEALTH NETWORKS*       600                70
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                 $5,185
--------------------------------------------------------------------------------
    INTERNET SERVICE PROVIDERS -- 1.2%
    AMERICA ONLINE*               21,900             1,104
    YAHOO*                         5,350               314
--------------------------------------------------------------------------------
    TOTAL INTERNET SERVICE PROVIDERS                $1,418
--------------------------------------------------------------------------------
    LEASING & RENTING -- 0.1%
    PITNEY BOWES                   2,880                85
--------------------------------------------------------------------------------
    TOTAL LEASING & RENTING                          $  85
--------------------------------------------------------------------------------
    LUMBER & WOOD PRODUCTS -- 0.1%
    GEORGIA-PACIFIC GROUP          1,850                50
    LOUISIANA-PACIFIC                870                 7
    WEYERHAEUSER                   2,605               122
--------------------------------------------------------------------------------
    TOTAL LUMBER & WOOD PRODUCTS                    $  179
--------------------------------------------------------------------------------

----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)

--------------------------------------------------------------------------------
    MACHINERY -- 0.7%
    BLACK & DECKER                   725             $  27
    BRIGGS & STRATTON                 80                 3
    BRUNSWICK                        900                17
    CATERPILLAR                    3,360               118
    CUMMINS ENGINE                   410                14
    DEERE                          2,730               100
    DOVER                          2,110                90
    EMERSON ELECTRIC               4,160               305
    INGERSOLL-RAND                 1,800                68
    MCDERMOTT INTERNATIONAL          160                 2
    PALL                             980                21
    PARKER HANNIFIN                1,165                48
    SNAP-ON                          680                17
    STANLEY WORKS                  1,000                27
    TIMKEN                           190                 3
--------------------------------------------------------------------------------
    TOTAL MACHINERY                                 $  860
--------------------------------------------------------------------------------
    MEASURING DEVICES -- 0.5%
    AGILENT TECHNOLOGIES*          4,880               226
    PE BIOSYSTEMS GROUP            2,040               239
    TEKTRONIX                        550                39
    THERMO ELECTRON*               1,580                46
--------------------------------------------------------------------------------
    TOTAL MEASURING DEVICES                         $  550
--------------------------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES-- 2.5%
    CR BARD                          445                19
    BAUSCH & LOMB                    640                25
    BAXTER INTERNATIONAL           2,845               234
    BECTON DICKINSON               2,505                84
    BIOMET                         1,327                48
    BOSTON SCIENTIFIC*             4,610                73
    GUIDANT*                       3,345               177
    HCA                            6,160               246
    HEALTHSOUTH*                   3,110                37
    JOHNSON & JOHNSON             13,670             1,259
    MANOR CARE*                      790                13
    MEDTRONIC                     11,740               638
    ST. JUDE MEDICAL*                840                46
    TENET HEALTHCARE*              3,075               121
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES               $3,020
--------------------------------------------------------------------------------
    METALS & MINING -- 0.2%
    BARRICK GOLD                   3,855                52
    FREEPORT-MCMORAN COPPER
     & GOLD, CL B*                 1,830                15
    HOMESTAKE MINING               1,540                 6
    INCO*                          1,905                29
    NEWMONT MINING                 1,640                22
    PHELPS DODGE                     908                42
    PLACER DOME                    2,805                23
    VULCAN MATERIALS                 900                38
--------------------------------------------------------------------------------
    TOTAL METALS & MINING                           $  227
--------------------------------------------------------------------------------




                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    MISCELLANEOUS BUSINESS SERVICES-- 0.7%
    AUTOMATIC DATA PROCESSING      6,020             $ 393
    CENDANT*                       8,116                97
    CONVERGYS*                     2,000                87
    DELUXE                           640                14
    FIRST DATA                     4,570               229
    RYDER SYSTEM                     370                 7
    SAPIENT*                       1,500                53
--------------------------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES           $  880
--------------------------------------------------------------------------------
    MOTORCYCLES, BICYCLES & PARTS -- 0.1%
    HARLEY-DAVIDSON                3,000               145
--------------------------------------------------------------------------------
    TOTAL MOTORCYCLES, BICYCLES & PARTS             $  145
--------------------------------------------------------------------------------
    MULTIMEDIA -- 1.7%
    SEAGRAM                        4,255               243
    TIME WARNER                   12,990               986
    VIACOM*                       14,822               843
--------------------------------------------------------------------------------
    TOTAL MULTIMEDIA                                $2,072
--------------------------------------------------------------------------------
    OFFICE PRODUCTS & SUPPLIES -- 0.0%
    JOHNSON CONTROLS                 850                51
--------------------------------------------------------------------------------
    TOTAL OFFICE PRODUCTS & SUPPLIES                 $  51
--------------------------------------------------------------------------------
    PAPER & PAPER PRODUCTS -- 0.6%
    BEMIS                            560                14
    BOISE CASCADE                    575                16
    FORT JAMES                     2,180                72
    INTERNATIONAL PAPER            5,390               197
    KIMBERLY-CLARK                 5,230               345
    MEAD                             905                26
    PACTIV*                        1,265                13
    POTLATCH                          90                 3
    TEMPLE-INLAND                    450                20
    WESTVACO                         990                28
    WILLAMETTE INDUSTRIES          1,085                39
--------------------------------------------------------------------------------
    TOTAL PAPER & PAPER PRODUCTS                    $  773
--------------------------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 2.5%
    ANADARKO PETROLEUM             2,578               165
    APACHE                         1,310                72
    BURLINGTON RESOURCES           2,767               100
    CHEVRON                        6,365               523
    DEVON ENERGY                   1,400                71
    KERR-MCGEE                     1,094                71
    NABORS INDUSTRIES*             2,500               127
    OCCIDENTAL PETROLEUM           4,205                84
    ROWAN*                         1,060                27
    ROYAL DUTCH PETROLEUM, ADR    21,025             1,248
    SCHLUMBERGER                   5,365               408
    TRANSOCEAN SEDCO FOREX         2,493               132
    UNOCAL                         2,405                82
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                 $3,110
--------------------------------------------------------------------------------
    PETROLEUM REFINING -- 3.4%
    AMERADA HESS                     970                60
    ASHLAND                          610                20
    COASTAL                        2,460               186

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO CONTINUED

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    CONOCO, CL B                   7,025            $  191
    EXXON MOBIL                   33,552             2,992
    USX-MARATHON GROUP             3,280                89
    PHILLIPS PETROLEUM             2,835               175
    SUNOCO                           735                22
    TEXACO                         5,420               320
    TOSCO                          1,625                47
--------------------------------------------------------------------------------
    TOTAL PETROLEUM REFINING                        $4,102
--------------------------------------------------------------------------------
    PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.1%
    EASTMAN KODAK                  3,360               151
    POLAROID                         140                 1
--------------------------------------------------------------------------------
    TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES         $  152
--------------------------------------------------------------------------------
    PRINTING & PUBLISHING -- 0.6%
    RR DONNELLEY & SONS            1,105                24
    DOW JONES                      1,015                60
    GANNETT                        2,890               168
    HARCOURT GENERAL                 565                32
    KNIGHT RIDDER                    930                47
    MCGRAW-HILL                    2,325               149
    MEREDITH                         560                18
    NEW YORK TIMES                 1,920                71
    TRIBUNE                        2,977               110
--------------------------------------------------------------------------------
    TOTAL PRINTING & PUBLISHING                     $  679
--------------------------------------------------------------------------------
    PROFESSIONAL SERVICES -- 0.2%
    IMS HEALTH                     3,150                74
    PAYCHEX                        3,605               204
--------------------------------------------------------------------------------
    TOTAL PROFESSIONAL SERVICES                     $  278
--------------------------------------------------------------------------------
    RAILROADS -- 0.3%
    BURLINGTON NORTHERN SANTA FE   5,195               138
    CSX                            2,170                55
    NORFOLK SOUTHERN               3,775                53
    UNION PACIFIC                  3,195               150
--------------------------------------------------------------------------------
    TOTAL RAILROADS                                 $  396
--------------------------------------------------------------------------------
    RETAIL -- 5.8%
    ALBERTSON'S                    5,417               128
    AUTOZONE*                      1,190                32
    BED BATH & BEYOND*             3,000                77
    BEST BUY*                      2,350               118
    CIRCUIT CITY STORES-CIRCUIT    2,350                31
    CONS STORES*                     540                 6
    COSTCO WHOLESALE*              4,930               181
    CVS                            4,340               230
    DARDEN RESTAURANTS             1,100                25
    DILLARDS, CL A                 1,080                11
    DOLLAR GENERAL                 3,793                59
    FEDERATED DEPARTMENT STORES*   2,400                78
    GAP                            9,495               245
    HOME DEPOT                    22,667               975
    K MART*                        4,930                29
    KOHL'S*                        3,250               176
    KROGER*                        9,265               209
    LIMITED                        5,484               138

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    LONGS DRUG STORES                120              $  3
    LOWE'S                         4,195               192
    MAY DEPARTMENT STORES          3,835               101
    MCDONALD'S                    12,910               400
    NORDSTROM                      1,175                19
    OFFICE DEPOT*                  3,300                27
    RADIOSHACK                     2,075               124
    SAFEWAY*                       4,855               266
    SEARS, ROEBUCK                 3,380               100
    STAPLES*                       5,200                74
    STARBUCKS*                     2,000                89
    TARGET                         8,820               244
    TIFFANY                        1,600                68
    TJX                            3,420                93
    TOYS `R' US*                   2,090                36
    TRICON GLOBAL RESTAURANTS*     1,532                46
    WAL-MART STORES               43,370             1,968
    WALGREEN                       9,875               451
    WENDY'S INTERNATIONAL          1,235                27
    WINN-DIXIE STORES              1,450                28
--------------------------------------------------------------------------------
    TOTAL RETAIL                                    $7,104
--------------------------------------------------------------------------------
    RUBBER & PLASTIC -- 0.1%
    COOPER TIRE & RUBBER             230                 3
    GOODYEAR TIRE & RUBBER         1,545                29
    SEALED AIR*                      882                42
--------------------------------------------------------------------------------
    TOTAL RUBBER & PLASTIC                           $  74
--------------------------------------------------------------------------------
    SCIENTIFIC INSTRUMENTS -- 0.1%
    MILLIPORE                        530                28
    PERKINELMER                      515                62
--------------------------------------------------------------------------------
    TOTAL SCIENTIFIC INSTRUMENTS                     $  90
--------------------------------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS-- 6.0%
    ADVANCED MICRO DEVICES*        3,400                77
    ALTERA*                        3,900               160
    ANALOG DEVICES*                3,500               227
    APPLIED MATERIALS*             7,970               423
    BROADCOM*                      2,200               489
    CONEXANT SYSTEMS*              2,300                61
    INTEL                         64,240             2,891
    JDS UNIPHASE*                  9,000               733
    KLA-TENCOR*                    2,120                72
    LINEAR TECHNOLOGY              3,450               223
    LSI LOGIC*                     3,360               110
    MAXIM INTEGRATED PRODUCTS*     3,150               209
    MICRON TECHNOLOGY*             5,500               191
    NATIONAL SEMICONDUCTOR*        1,885                49
    NOVELLUS SYSTEMS*              1,700                70
    SANMINA*                       1,700               194
    TERADYNE*                      2,000                62
    TEXAS INSTRUMENTS             16,930               831
    THOMAS & BETTS                   565                 9
    XILINX*                        3,200               232
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS               $7,313
--------------------------------------------------------------------------------

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    STEEL & STEEL WORKS -- 0.3%
    ALCAN ALUMINIUM                2,295             $  72
    ALCOA                          8,413               241
    ALLEGHENY TECHNOLOGIES           765                15
    BETHLEHEM STEEL*                 330                 1
    ENGELHARD                      1,130                24
    NUCOR                            995                35
    USX-U.S. STEEL GROUP             915                15
    WORTHINGTON INDUSTRIES           290                 3
--------------------------------------------------------------------------------
    TOTAL STEEL & STEEL WORKS                       $  406
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS-- 5.8%
    ADC TELECOMMUNICATIONS*        7,700               165
    ALLTEL                         3,035               196
    ANDREW*                          270                 7
    AT&T                          22,000               510
    AVAYA*                         2,725                37
    BELLSOUTH                     18,095               874
    CENTURYTEL                     1,500                58
    CORNING                        8,670               663
    GLOBAL*                        8,605               203
    NEXTEL COMMUNICATIONS*         7,490               288
    QWEST COMMUNICATIONS
     INTERNATIONAL*               13,147               639
    SBC COMMUNICATIONS            27,316             1,576
    SPRINT (FON GROUP)             2,650                68
    SPRINT (PCS GROUP)*            9,084               346
    VERIZON COMMUNICATIONS        20,580             1,190
    WORLDCOM*                     10,620               252
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS           $7,072
--------------------------------------------------------------------------------
    TELECOMMUNICATIONS EQUIPMENT & SERVICES-- 1.7%
    NORTEL NETWORKS               29,209             1,329
    QUALCOMM*                      7,300               475
    SCIENTIFIC-ATLANTA             1,910               131
    TELLABS*                       3,985               199
--------------------------------------------------------------------------------
    TOTAL TELECOMMUNICATIONS EQUIPMENT & SERVICES   $2,134
--------------------------------------------------------------------------------
    TESTING LABORATORIES -- 0.0%
    QUINTILES TRANSNATIONAL*       1,300                18
--------------------------------------------------------------------------------
    TOTAL TESTING LABORATORIES                       $  18
--------------------------------------------------------------------------------
    TOYS -- 0.1%
    HASBRO                         2,000                21
    MATTEL                         4,440                57
--------------------------------------------------------------------------------
    TOTAL TOYS                                       $  78
--------------------------------------------------------------------------------
    TRANSPORTATION SERVICES -- 0.0%
    SABRE HOLDINGS*                1,206                40
--------------------------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                    $  40
--------------------------------------------------------------------------------
    UTILITIES -- 0.2%
    ENTERGY                        2,440                93
    PG&E                           4,880               131
--------------------------------------------------------------------------------
    TOTAL UTILITIES                                 $  224
--------------------------------------------------------------------------------

                        SHARES/PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    WHOLESALE -- 0.7%
    CARDINAL HEALTH                2,700             $ 256
    GENERAL MOTORS                 5,270               327
    WW GRAINGER                    1,105                35
    MCKESSON HBOC                  2,731                77
    SUPERVALU                      1,180                18
    SYSCO                          3,715               194
--------------------------------------------------------------------------------
    TOTAL WHOLESALE                                 $  907
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $112,521)                               $119,238
--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY -- 0.6%
    STANDARD AND POOR'S 500 INDEX  5,000               715
--------------------------------------------------------------------------------
TOTAL REGULATED INVESTMENT COMPANY
    (Cost $678)                                     $  715
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.2%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $2,692,970 (collateralized
     by U.S. Government Obligations:
     total market value
     $2,775,712)                  $2,692             2,692
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $2,692)                                  $ 2,692
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.5%
    (Cost $115,891)                               $122,645
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- (0.5%)          $ (668)
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 7,824,027 outstanding
   shares of beneficial interest                    88,275
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 513,626 outstanding shares
   of beneficial interest                            6,474
Undistributed net investment income                     65
Accumulated net realized gain on investments        20,409
Net unrealized appreciation on investments           6,754
================================================================================
TOTAL NET ASSETS-- 100.0%                         $121,977
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS           $14.63
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A               $14.60
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($14.60 / 95.25%)                $15.33
================================================================================
*NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

BLUE CHIP EQUITY PORTFOLIO

[PHOTO OMITTED]

ALLEN J. ASHCROFT, JR.
-------------------------------
CO-PORTFOLIO MANAGER
-------------------------------

ALLEN J. ASHCROFT, JR. IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. HE IS THE CO-PORTFOLIO MANAGER OF THE BLUE CHIP EQUITY PORTFOLIO AND THE EQUITY INCOME PORTFOLIO. HE HAS MORE THAN 19 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

[PHOTO OMITTED]

CLYDE L. RANDALL, CFA
-------------------------------
CO-PORTFOLIO MANAGER
-------------------------------

CLYDE L. RANDALL, CFA, IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. HE IS THE CO-PORTFOLIO MANAGER OF THE BLUE CHIP EQUITY PORTFOLIO AND THE EQUITY INCOME PORTFOLIO. HE HAS MORE THAN 13 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      Although the Dow Jones Industrial Average ended October almost at its closing mark of six months ago, this period was certainly marked by high market volatility. The Dow Jones Industrial Average closed April 2000 at 10,733, and traded sideways through most of the spring and early summer months before a late-summer rally lifted the Dow to 11,518 by Labor Day. Shortly thereafter the volatility began. Over the next six weeks, the Dow dropped more than 1,300 points as technology and telecommunications companies came under selling pressure. These groups had been the primary catalysts for recent market appreciation, and when they were pressured, the markets became concerned. This concern seemed to be short-lived, as several bell-weather technology companies reported better than expected third quarter earnings. The Dow rallied 1,000 points in only nine trading days to close October 2000 at 10,971. This was volatility at its "finest".

      This year, market returns have been driven primarily by technology and telecommunications related issues; however, recent performance came from quite an eclectic group of companies. We have found that over long periods, industry diversification plays a key role in our search for equities that perform well. It appears that after having been dominated by just two industries, market performance is now gravitating back towards the norm.

      The Portfolio's largest positive contributors to performance have been Abbott Laboratories, Ralston Purina, and Emerson Electric. Each appreciated over 35% in the last six months. A year ago, Abbott Laboratories was one of our poorer performers. Now, with a new management team, this company has become one of our top performing equities. Buying and holding a company such as Abbott Laboratories, believing its valuation would eventually climb, exemplifies our investment style. Lucent and Motorola, both of which are telecommunication companies, negatively impacted the Portfolio. Each was down over 30% in the last six months. It appears that technology and telecommunication stocks hit the wall in September, as valuations finally seemed to matter with investors.

      Throughout this period the ARK Blue Chip Equity Portfolio remained focused on our strategy of seeking quality large-cap companies that are recognized leaders in their markets with solid management teams and a history of delivering above-average equity performance. This strategy has enabled us to be broadly diversified among the major sectors of the economy, in dozens of quality companies, with a long-term investment horizon.

      We continue with our positive long-term bias on the equity markets. While market volatility continues to be of concern, valuations in several industries now seem to be somewhat compelling. The Federal Reserve appears to be on hold after a year of continuing interest rate hikes, and its next move may in fact be to ease rates. Our robust economy also seems to be slowing down after an unprecedented nine years of expansion, and we will be monitoring it with watchful eyes.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
PERFORMANCE AS OF
OCTOBER 31, 2000

--------------------------------------------------------------------------------
                                                                     LIPPER
                                                                    LARGE CAP
                                                         S&P 500      VALUE
                        INSTITUTIONAL  RETAIL   RETAIL  COMPOSITE     FUNDS
                            CLASS     CLASS A* CLASS B*   INDEX   CLASSIFICATION
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN               12.71%     12.60%   11.78%     6.09%      7.11%
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD       N/A       7.28%    6.78%      N/A        N/A
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN               19.84%     19.68%   19.53%    17.60%     12.15%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD       N/A      17.75%   18.83%      N/A        N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE          21.76%     21.60%   21.02%      N/A        N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD  N/A      20.32%   20.80%      N/A        N/A
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning April 1, 1996. Retail Class A shares were offered beginning May 16, 1996. Performance for the Retail Class A shares with load reflects the deduction of the 4.75% sales charge. Retail Class B shares were offered beginning July 31, 1998. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC).

* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A shares and Retail Class B shares. The Class A &B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 21.35% without CDSC and 20.02% with CDSC. Annualized performance since actual inception for Retail Class B shares is 15.03% without CDSC and 13.91% with CDSC.

  The performance of the S&P 500 Composite Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000

(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Repurchase Agreements -- 4%
Financial -- 13%
Technology -- 30%
Energy -- 10%
Consumer Non-Durable -- 13%
Chemical & Drugs -- 12%
Miscellaneous Business Services -- 12%
Durable Goods -- 6%

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.3%
    AUTOMOTIVE -- 2.0%
    FORD MOTOR                   236,003          $  6,166
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                               $ 6,166
--------------------------------------------------------------------------------
    BANKS -- 7.0%
    CHASE MANHATTAN              150,000             6,825
    FLEETBOSTON FINANCIAL        175,000             6,650
    WELLS FARGO                  175,000             8,105
--------------------------------------------------------------------------------
    TOTAL BANKS                                    $21,580
--------------------------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT -- 11.3%
    CISCO SYSTEMS*               120,000             6,465
    KONINKLIJKE PHILIPS
     ELECTRONICS, ADR            140,000             5,591
    LUCENT TECHNOLOGIES          230,000             5,362
    MOTOROLA                     225,000             5,611
    NOKIA, ADR                   160,000             6,840
    NORTEL NETWORKS              110,000             5,005
--------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                 $34,874
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 5.0%
    HEWLETT-PACKARD              100,000             4,644
    SCI SYSTEMS*                 125,000             5,375
    SUN MICROSYSTEMS*             50,000             5,544
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                     $15,563
--------------------------------------------------------------------------------
    COMPUTER SOFTWARE -- 2.2%
    MICROSOFT*                   100,000             6,887
--------------------------------------------------------------------------------
    TOTAL COMPUTER SOFTWARE                        $ 6,887
--------------------------------------------------------------------------------
    DIVERSIFIED OPERATIONS -- 8.6%
    GENERAL ELECTRIC             180,000             9,866
    HONEYWELL INTERNATIONAL      100,000             5,381
    TYCO INTERNATIONAL           200,000            11,337
--------------------------------------------------------------------------------
    TOTAL DIVERSIFIED OPERATIONS                   $26,584

--------------------------------------------------------------------------------

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

BLUE CHIP EQUITY PORTFOLIO CONCLUDED

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)

--------------------------------------------------------------------------------
    DRUGS -- 11.3%
    ABBOTT LABORATORIES          195,000          $ 10,298
    AMGEN*                       115,000             6,663
    PFIZER                       230,000             9,933
    SCHERING-PLOUGH              160,000             8,270
--------------------------------------------------------------------------------
    TOTAL DRUGS                                    $35,164
--------------------------------------------------------------------------------
    ELECTRICAL EQUIPMENT -- 2.4%
    EMERSON ELECTRIC             100,000             7,344
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL EQUIPMENT                      $7,344
--------------------------------------------------------------------------------
    ENERGY -- 2.4%
    HALLIBURTON                  200,000             7,412
--------------------------------------------------------------------------------
    TOTAL ENERGY                                    $7,412
--------------------------------------------------------------------------------
    ENTERTAINMENT -- 2.0%
    WALT DISNEY                  170,000             6,088
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                             $6,088
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 2.6%
    MORGAN STANLEY DEAN WITTER   100,000             8,031
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                        $8,031
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO -- 4.8%
    PEPSICO                      170,000             8,234
    RALSTON PURINA GROUP         275,000             6,669
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                 $14,903
--------------------------------------------------------------------------------
    HOUSEHOLD PRODUCTS -- 2.4%
    PROCTER & GAMBLE             105,000             7,501
--------------------------------------------------------------------------------
    TOTAL HOUSEHOLD PRODUCTS                        $7,501
--------------------------------------------------------------------------------
    INSURANCE -- 3.6%
    AMERICAN INTERNATIONAL GROUP 112,500            11,025
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                $11,025
--------------------------------------------------------------------------------
    MACHINERY -- 1.8%
    INGERSOLL-RAND               150,000             5,662
--------------------------------------------------------------------------------
    TOTAL MACHINERY                                 $5,662
--------------------------------------------------------------------------------
    MEASURING DEVICES -- 1.2%
    AGILENT TECHNOLOGIES*         80,000             3,705
--------------------------------------------------------------------------------
    TOTAL MEASURING DEVICES                         $3,705
--------------------------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES -- 2.6%
    GUIDANT*                     150,000             7,941
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES               $7,941
--------------------------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 5.5%
    EXXON MOBIL                  100,000             8,919
    ROYAL DUTCH PETROLEUM, ADR   135,000             8,016
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                $16,935
--------------------------------------------------------------------------------
    RETAIL -- 4.0%
    HOME DEPOT                   150,000             6,450
    TARGET                       220,000             6,078
--------------------------------------------------------------------------------
    TOTAL RETAIL                                   $12,528
--------------------------------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS-- 4.1%
    ALTERA*                       70,000             2,866
    INTEL                        140,000             6,300
    TEXAS INSTRUMENTS             75,000             3,680
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $12,846

--------------------------------------------------------------------------------


                        SHARES/PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    STEEL & STEEL WORKS -- 2.1%
    ALCOA                        225,000        $    6,455
--------------------------------------------------------------------------------
    TOTAL STEEL & STEEL WORKS                  $     6,455
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 7.4%
    ADC TELECOMMUNICATIONS*      110,000             2,351
    AVAYA*                        24,999               336
    BELLSOUTH                    130,000             6,281
    QWEST COMMUNICATIONS
     INTERNATIONAL*              138,345             6,727
    SBC COMMUNICATIONS           125,000             7,211
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS       $   22,906
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $221,276)                             $  298,100
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.6%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $11,301,483 (collateralized
     by U.S. Government Obligations:
     total market value
     $11,628,113)                $11,299            11,299
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $11,299)                              $   11,299
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
    (Cost $232,575)                             $  309,399
================================================================================
OTHER ASSETS AND LIABILITIES, NET -- 0.1%         $    158
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 9,818,565 outstanding
   shares of beneficial interest                   165,130
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 3,215,911 outstanding shares
   of beneficial interest                           47,285
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
    based on 600,628 outstanding shares
    of beneficial interest                          12,577
Undistributed net investment income                     64
Accumulated net realized gain on investments         7,677
Net unrealized appreciation on investments          76,824
================================================================================
TOTAL NET ASSETS-- 100.0%                       $  309,557
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS           $22.72
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A               $22.69
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($22.69 / 95.25%)                $23.82
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS B                $22.45
================================================================================
*NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO

[PHOTO OMITTED]

ALLIED INVESTMENT ADVISORS' EQUITY TEAM
-------------------------------------------

THE ARK CAPITAL GROWTH PORTFOLIO IS MANAGED BY ALLIED INVESTMENT ADVISORS' EQUITY TEAM. THEIR DISCIPLINED APPROACH TO EQUITY INVESTING IS PARTICULARLY SUITED TO INVESTORS WITH A LONG-TERM INVESTMENT PERSPECTIVE.

REVIEW AND OUTLOOK
      The equity markets continued to experience extreme volatility as investors tried to react to the Federal Reserve's series of interest rate increases in its attempt to slow the U.S. economy into a "soft landing." The ARK Capital Growth Portfolio continued to perform well, although its heavy exposure to large-capitalization technology stocks began to work against the Portfolio late in the first half of 2000.

      Finance and healthcare sectors fared well, with Morgan Stanley Dean Witter, Merrill Lynch, and Federal Home Loan Banks providing solid gains in finance, while Bristol Myers, Pfizer and Eli Lilly outperformed in healthcare. Additions to the Portfolio included Williams Communications and SCI Systems in telecommunications and electronic manufacturing, respectively. One initial public offering (IPO), Southern Energy, was purchased to participate in electric power generation and distribution, an investment category that we feel will become more important in the near future.

      The technology sector has been under pressure in part because marginal Internet and telecommunication companies, which not many months ago sported huge valuations and no hint of profitability for years, have begun to close their doors. Faulty business models and dramatically reduced access to capital are the primary causes. At the same time, component shortages early in the year resulted in double ordering, which created too much inventory and a resultant slowing of order rates. While we do not believe this is an end-of-cycle event, it has technology investors nervous enough to reduce technology exposure and seek shelter in other market sectors. We believe it is a temporary phenomenon, but have allowed cash to build to the 10% level to take advantage of the attractive opportunities we expect over the next few months.

      The markets should be less indecisive once the presidential election results are confirmed. We believe the economy will witness slower growth, allowing the Federal Reserve to cease its policy of higher interest rates, which should help the financial market. We continue to believe that technology capital spending (60% of total capital spending) will remain robust. Applied technology will remain the method of choice for increasing productivity and competitiveness. We feel computer, semiconductors and telecommunication stocks will again be market leaders as we head into the new year. The ARK Capital Growth Portfolio will continue seeking investments in fast-growing companies that provide opportunities to invest in exciting new technologies.

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO CONTINUED

PERFORMANCE AS OF
OCTOBER 31, 2000

--------------------------------------------------------------------------------
                                                                     LIPPER
                                                                    MULTI-CAP
                                                         S&P 500     GROWTH
                        INSTITUTIONAL  RETAIL   RETAIL  COMPOSITE     FUNDS
                            CLASS     CLASS A* CLASS B*   INDEX   CLASSIFICATION

--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN               21.54%     21.43%   20.52%     6.09%      34.32%
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD       N/A      15.66%   15.52%      N/A        N/A
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN               29.94%     29.75%   28.11%    17.60%      27.09%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD       N/A      27.66%   27.50%      N/A        N/A
--------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN               28.35%     28.19%   26.57%    21.67%      23.56%
--------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN WITH LOAD       N/A      26.95%   26.41%      N/A        N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE          20.76%     20.40%   19.17%      N/A        N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD  N/A      19.61%   19.17%      N/A        N/A
--------------------------------------------------------------------------------

  Past  performance  of the Portfolio is not  predictive of future  performance.

  Institutional Class shares were offered beginning July 16, 1993. Retail Class A shares were offered beginning March 9, 1994. Performance for the Retail Class A shares with load reflects the deduction of the 4.75% sales charge. Retail Class B shares were offered beginning September 14, 1998. Performance for Retail Class B shares with load reflects the deduction of the applicable contingent deferred sales charge.

* Performance shown prior to the actual inception date of the Retail Class A and Retail Class B shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A shares and Retail Class B shares. The Class A &B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 21.02% without CDSC and 20.15% with CDSC. Annualized performance since actual inception for Retail Class B shares is 37.96% without CDSC and 36.98% with CDSC.

  The performance of the S&P 500 Composite Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000

(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Financial -- 15%
Technology -- 37%
Energy -- 3%

Consumer Non-Durable -- 10%
Chemicals & Drugs -- 11%

Miscellaneous Business Services -- 14%
Repurchase Agreements-- 10%

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 90.2%
    BANKS -- 6.8%
    CHASE MANHATTAN              130,000          $  5,915
    FLEETBOSTON FINANCIAL        125,000             4,750
    WELLS FARGO                  150,000             6,947
--------------------------------------------------------------------------------
    TOTAL BANKS                                    $17,612
--------------------------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT -- 10.4%
    CIENA*                        30,000             3,154
    CISCO SYSTEMS*               100,000             5,387
    COMVERSE TECHNOLOGY*          60,000             6,705
    LUCENT TECHNOLOGIES           65,000             1,515
    MOTOROLA                     200,000             4,987
    NOKIA, ADR                    50,000             2,137
    NORTEL NETWORKS               70,000             3,185
--------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                 $27,070
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 12.0%
    COMPUTER SCIENCES*            35,000             2,205
    EMC*                          70,000             6,234
    HEWLETT-PACKARD              100,000             4,644
    JABIL CIRCUIT*               120,000             6,847
    ORACLE*                      100,000             3,300
    SCI SYSTEMS*                  90,000             3,870
    VERITAS SOFTWARE*             30,000             4,230
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                     $31,330
--------------------------------------------------------------------------------
    DIVERSIFIED OPERATIONS -- 7.4%
    GENERAL ELECTRIC             120,000             6,578
    HONEYWELL INTERNATIONAL      129,000             6,942
    TYCO INTERNATIONAL           100,000             5,669
--------------------------------------------------------------------------------
    TOTAL DIVERSIFIED OPERATIONS                   $19,189
--------------------------------------------------------------------------------
    DRUGS -- 11.1%
    AMGEN*                        80,000             4,635
    BRISTOL-MYERS SQUIBB         140,000             8,531
    ELI LILLY                     65,000             5,809
    PFIZER                       137,500             5,938
    SCHERING-PLOUGH               75,000             3,877
--------------------------------------------------------------------------------
    TOTAL DRUGS                                    $28,790
--------------------------------------------------------------------------------

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    ELECTRICAL EQUIPMENT & SERVICES -- 0.8%
    SOUTHERN ENERGY*              79,000          $  2,153
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL EQUIPMENT & SERVICES          $ 2,153
--------------------------------------------------------------------------------
    ENTERTAINMENT -- 0.6%
    ROYAL CARIBBEAN CRUISES       64,000             1,440
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                            $ 1,440
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 5.9%
    FREDDIE MAC                   80,000             4,800
    MERRILL LYNCH                 80,000             5,600
    MORGAN STANLEY DEAN WITTER    60,000             4,819
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $15,219
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO -- 1.9%
    PEPSICO                      100,000             4,844
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                 $ 4,844
--------------------------------------------------------------------------------
    INSURANCE -- 2.0%
    MARSH & MCLENNAN              40,000             5,230
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                $ 5,230
--------------------------------------------------------------------------------
    MEASURING DEVICES -- 0.3%
    AGILENT TECHNOLOGIES*         19,070               883
--------------------------------------------------------------------------------
    TOTAL MEASURING DEVICES                           $883
--------------------------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES -- 2.4%
    GUIDANT*                     120,000             6,353
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES              $ 6,353
--------------------------------------------------------------------------------
    MISCELLANEOUS BUSINESS SERVICES-- 4.3%
    CONVERGYS*                   140,000             6,099
    FIRST DATA                   100,000             5,013
--------------------------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES          $11,112
--------------------------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 2.1%
    DEVON ENERGY                  40,000             2,016
    SMITH INTERNATIONAL*          50,000             3,525
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                $ 5,541
--------------------------------------------------------------------------------
    RETAIL -- 7.3%
    BEST BUY*                     70,000             3,513
    CVS                          100,000             5,294
    HOME DEPOT                    30,000             1,290
    LOWE'S                        75,000             3,427
    TARGET                       200,000             5,525
--------------------------------------------------------------------------------
    TOTAL RETAIL                                   $19,049
--------------------------------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS-- 7.1%
    ALTERA*                      170,000             6,959
    INTEL                        120,000             5,400
    NOVELLUS SYSTEMS*             50,000             2,047
    TEXAS INSTRUMENTS             85,000             4,170
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $18,576
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS-- 7.8%
    ADC TELECOMMUNICATIONS*      110,000             2,351
    CORNING                       60,000             4,590
    NEXTEL COMMUNICATIONS*        80,000             3,075
    RCN*                          75,000             1,331




                        SHARES/PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    VOICESTREAM WIRELESS*         40,000          $  5,260
    WILLIAMS COMMUNICATIONS
     GROUP*                      205,000             3,754
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS         $ 20,361
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $174,596)                               $234,752
--------------------------------------------------------------------------------
WARRANT -- 0.0%
    INDIGO WARRANTS*
     EXPIRES 10/21/01                499                 1
--------------------------------------------------------------------------------
TOTAL WARRANT
    (Cost $0)                                           $1
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 9.9%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $25,779,251 (collateralized
     by U.S. Government Obligations:
     total market value
     $27,071,979)                $25,775            25,775
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $25,775)                                 $25,775
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%
    (Cost $200,371)                               $260,528
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- (0.1%)           $(390)
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 7,808,403 outstanding
   shares of beneficial interest                   126,391
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 2,138,905 outstanding shares
   of beneficial interest                           37,598
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
    based on 715,376 outstanding shares
    of beneficial interest                          15,874
Undistributed net investment income                     61
Accumulated net realized gain on investments        20,057
Net unrealized appreciation on investments          60,157
================================================================================
TOTAL NET ASSETS-- 100.0%                         $260,138
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS           $24.47
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A               $24.24
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($24.24 / 95.25%)                $25.45
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS B                $24.01
================================================================================
*NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

MID-CAP EQUITY PORTFOLIO

[PHOTO OMITTED]

ALLIED INVESTMENT ADVISORS' EQUITY TEAM
---------------------------------------------

THE ARK MID-CAP EQUITY PORTFOLIO IS MANAGED BY ALLIED INVESTMENT ADVISORS' EQUITY TEAM. THEIR DISCIPLINED APPROACH TO EQUITY INVESTING IS PARTICULARLY SUITED TO INVESTORS WITH A LONG-TERM INVESTMENT PERSPECTIVE.

REVIEW AND OUTLOOK
      The mid-cap equity class continued to outperform other equity classes and the ARK Mid-Cap Equity Portfolio enjoyed very acceptable results for the first half of its fiscal year. Stocks such as Veritas Software, Ciena, Cyprus Semiconductor, Siebel Systems and Triquint Semiconductor, which were solid leaders last year, remained so over this period. Technology, inclusive of computer hardware, semiconductors, telecommunications and Internet software, remains overweighted, although some reductions have recently been made and cash levels allowed to build in order to take advantage of market weakness.

      The equity markets remain volatile, as investors are concerned about higher wage levels, higher energy prices and slowing economic conditions. Federal Reserve policy continues to focus on slowing the U.S. economy to a "soft landing" this year, thereby reducing any inflationary pressures in the system. The consumer, however, remains fairly confident and this fact lends more belief to the prospect of a "soft landing" occurring early in 2001.

      The stock market appears to be broadening into more mid- and small-cap names rather than the previous highly narrow list of giants such as Microsoft, Intel, Sun Microsystems, EMC, and Oracle. We believe this trend will generate more interest in the mid-cap equity class. Mid-cap companies are also expected to report adequate earnings gains next year and are generally selling at more appealing valuations than many large capitalization names. We feel a "soft landing" will lead to higher investor interest in industries such as retail, restaurants, banking, insurance and, of course, mid-cap technology and telecommunications.

PERFORMANCE AS OF
OCTOBER 31, 2000

--------------------------------------------------------------------------------
                                                                LIPPER MID-CAP
                         INSTITUTIONAL  RETAIL      S&P 400      GROWTH FUNDS
                             CLASS     CLASS A*  MID-CAP INDEX  CLASSIFICATION
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN                37.66%     37.47%      31.65%           37.80%
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD        N/A      30.92%        N/A              N/A
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN                23.20%     22.62%      19.36%           25.12%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD        N/A      20.65%        N/A              N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE           24.01%     23.44%        N/A              N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD   N/A      21.92%        N/A              N/A
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning November 15, 1996. Retail Class A shares were offered beginning September 1, 1999. Performance for the Retail Class A shares with load reflects the deduction of the 4.75% sales charge.

* Performance shown prior to the actual inception date of the Retail Class A shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Retail Class A shares. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities. Annualized performance since actual inception for Retail Class A shares is 32.56% without load and 27.13% with load.

  The performance for the S&P 400 Mid-Cap Index does not include operating expenses that are incurred by the Portfolio.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Financial -- 12%
Technology -- 32%
Energy -- 11%
Consumer Non-Durable -- 8%
Chemicals & Drugs -- 11%
Miscellanous Business Services -- 16%
Durable Goods -- 6%
Repurchase Agreements -- 4%

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.8%
    AEROSPACE & DEFENSE -- 0.4%
    HUBBELL                        3,816              $ 91
    LEAR*                          5,600               153
    LITTON INDUSTRIES*             3,350               174
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                         $418
--------------------------------------------------------------------------------
    AIR TRANSPORTATION -- 0.1%
    AIRBORNE FREIGHT               2,900                29
    ALASKA AIR GROUP*              1,000                26
--------------------------------------------------------------------------------
    TOTAL AIR TRANSPORTATION                           $55
--------------------------------------------------------------------------------
    APPAREL/TEXTILES -- 0.3%
    JONES APPAREL GROUP*           5,400               150
    SHAW INDUSTRIES                9,300               173
    WESTPOINT STEVENS              3,200                23
--------------------------------------------------------------------------------
    TOTAL APPAREL/TEXTILES                            $346
--------------------------------------------------------------------------------
    AUTOMOTIVE -- 0.3%
    ARVINMERITOR                   2,700                45
    FEDERAL SIGNAL                 2,882                67
    FEDERAL-MOGUL                  1,450                 5
    KAYDON                         2,200                48
    MODINE MANUFACTURING           1,250                33
    SUPERIOR INDUSTRIES
     INTERNATIONAL                 1,155                39
    TELEFLEX                       3,200               111
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                  $348
--------------------------------------------------------------------------------
    BANKS -- 5.9%
    ASSOCIATED BANC-CORP           5,362               129
    ASTORIA FINANCIAL              4,000               150
    BANKNORTH GROUP               16,500               299
    CHARTER ONE FINANCIAL          7,875               181
    CITY NATIONAL                  4,200               144
    COMPASS BANCSHARES             9,000               164
    DIME BANCORP                   9,500               232
    FIRST TENNESSEE NATIONAL      12,000               276
    FIRST VIRGINIA BANKS           4,750               197


                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    HIBERNIA                      13,500            $  161
    MARSHALL & ILSLEY             11,000               498
    MERCANTILE BANKSHARES          5,075               191
    NATIONAL COMMERCE BANCORP     19,065               405
    NORTH FORK BANCORPORATION     46,000               929
    PACIFIC CENTURY FINANCIAL      4,000                51
    PROVIDENT FINANCIAL GROUP      3,500               106
    SILICON VALLEY BANCSHARES*     4,500               208
    SOVEREIGN BANCORP             14,600               121
    TCF FINANCIAL                  6,500               263
    WELLS FARGO                    8,875               411
    WILMINGTON TRUST               1,900               100
    ZIONS BANCORPORATION          15,000               862
--------------------------------------------------------------------------------
    TOTAL BANKS                                     $6,078
--------------------------------------------------------------------------------
    BROADCASTING, NEWSPAPERS & ADVERTISING-- 2.3%
    CHRIS-CRAFT INDUSTRIES*        2,663               196
    COX COMMUNICATIONS*           10,000               441
    HISPANIC BROADCASTING*         9,000               281
    L90*                          20,000               121
    STAN LEE MEDIA*               57,000               520
    UNIVISION COMMUNICATIONS*     20,000               765
--------------------------------------------------------------------------------
    TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING    $2,324
--------------------------------------------------------------------------------
    BUILDING & CONSTRUCTION -- 0.2%
    MARTIN MARIETTA MATERIALS      5,000               192
--------------------------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                   $  192
--------------------------------------------------------------------------------
    CHEMICALS -- 0.5%
    AIRGAS*                        6,000                40
    CABOT                          5,000               110
    CABOT MICROELECTRONICS*        1,402                62
    HB FULLER                        590                20
    IMC GLOBAL                     8,500               110
    LUBRIZOL                       2,900                63
    SOLUTIA                       12,000               153
--------------------------------------------------------------------------------
    TOTAL CHEMICALS                                 $  558
--------------------------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT -- 4.3%
    3COM*                         40,000               710
    ASPECT COMMUNICATIONS*        10,000               165
    COMVERSE TECHNOLOGY*          15,000             1,676
    HARRIS                         7,000               222
    JUNIPER NETWORKS*                250                49
    POLYCOM*                       6,000               390
    POWERWAVE TECHNOLOGIES*        3,400               164
    SAWTEK*                        5,000               254
    SIRIUS SATELLITE RADIO*        8,000               402
    VISHAY INTERTECHNOLOGY*       13,950               418
--------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                  $4,450
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 8.0%
    AMERICAN POWER CONVERSION*    15,500               201
    ARROW ELECTRONICS*             7,000               224
    AVNET                          7,350               198
    AVOCENT*                       1,500               106

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

MID-CAP EQUITY PORTFOLIO CONTINUED

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    BROCADE COMMUNICATIONS
     SYSTEM*                       5,000         $   1,137
    CDW COMPUTER CENTERS*         10,000               644
    CIRRUS LOGIC*                  5,000               216
    DIEBOLD                        3,854               100
    INFOCUS*                       5,000               221
    JABIL CIRCUIT*                30,000             1,712
    QUANTUM - DLT & STORAGE*       5,000                75
    SCI SYSTEMS*                  19,900               856
    SOLECTRON*                    16,000               704
    SUNGARD DATA SYSTEMS*         15,000               767
    SYMBOL TECHNOLOGIES           11,516               523
    VERTEX INTERACTIVE*           40,000               600
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                     $ 8,284
--------------------------------------------------------------------------------
    COMPUTER SOFTWARE -- 4.9%
    INFORMIX*                     18,000                76
    INTUIT*                       17,500             1,075
    LEGATO SYSTEMS*               10,400                93
    NETWORK ASSOCIATES*           22,000               423
    RATIONAL SOFTWARE*            20,000             1,194
    SYMANTEC*                     10,000               391
    VERITAS SOFTWARE*             13,000             1,833
--------------------------------------------------------------------------------
    TOTAL COMPUTER SOFTWARE                        $ 5,085
--------------------------------------------------------------------------------
    CONCRETE & MINERAL PRODUCTS-- 0.2%
    FERRO                          1,575                32
    SOUTHDOWN                      2,800               198
--------------------------------------------------------------------------------
    TOTAL CONCRETE & MINERAL PRODUCTS               $  230
--------------------------------------------------------------------------------
    DRUGS -- 10.0%
    AMERISOURCE HEALTH*            5,800               252
    BIOGEN*                       10,000               602
    CARTER-WALLACE                 2,400                66
    CHIRON*                       19,564               847
    FOREST LABORATORIES*          15,868             2,103
    GENZYME - GENERAL DIVISION*    8,024               570
    ICN PHARMACEUTICALS            5,000               190
    IDEC PHARMACEUTICALS*          9,000             1,765
    IVAX*                         15,000               652
    MEDIMMUNE*                    11,100               726
    MILLENNIUM PHARMACEUTICALS*   20,000             1,451
    MYLAN LABORATORIES            15,000               420
    PERRIGO*                       6,050                40
    SEPRACOR*                      9,300               634
--------------------------------------------------------------------------------
    TOTAL DRUGS                                    $10,318
--------------------------------------------------------------------------------
    ELECTRICAL SERVICES & UTILITIES-- 6.4%
    ALLEGHENY ENERGY               8,729               357
    ALLETE                         3,650                79
    ALLIANT ENERGY                 5,500               167
    CALPINE*                      16,500             1,302
    CONECTIV                       8,687               156
    DPL                           10,000               284
    DQE                           10,000               349
    ENERGY EAST                    7,300               147
    HAWAIIAN ELECTRIC INDUSTRIES   1,475                49
    IDACORP                        1,650                81

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    IPALCO ENTERPRISES             4,742            $  106
    KANSAS CITY POWER & LIGHT      3,250                78
    LG&E ENERGY                   10,150               249
    MONTANA POWER                 10,000               282
    NISOURCE                       8,700               217
    NORTHEAST UTILITIES           10,000               204
    NSTAR                          5,000               193
    NU HORIZONS ELECTRONICS*      73,200             1,180
    OGE ENERGY                     6,106               126
    POTOMAC ELECTRIC POWER        10,150               232
    PUGET SOUND ENERGY             4,200               103
    SCANA                          8,750               232
    TECO ENERGY                    9,372               261
    WISCONSIN ENERGY               8,000               150
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL SERVICES & UTILITIES           $6,584
--------------------------------------------------------------------------------
    ELECTRICAL TECHNOLOGY -- 0.2%
    ENERGIZER HOLDINGS*           10,000               197
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL TECHNOLOGY                     $  197
--------------------------------------------------------------------------------
    ENTERTAINMENT -- 0.9%
    INTERNATIONAL GAME TECHNOLOGY* 6,600               242
    MANDALAY RESORT GROUP*         7,500               156
    PARK PLACE ENTERTAINMENT*     30,000               382
    SIX FLAGS*                     6,500               102
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                             $  882
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 3.9%
    E*TRADE GROUP*                28,000               408
    AG EDWARDS                     8,018               407
    FEDERATED INVESTORS, CL B     12,500               364
    GREENPOINT FINANCIAL           8,200               244
    LEGG MASON                     4,600               239
    NATIONAL DISCOUNT BROKERS
     GROUP*                        7,500               365
    STILWELL FINANCIAL            18,400               825
    T ROWE PRICE ASSOCIATES       19,000               889
    WADDELL & REED FINANCIAL,
      CL A                        10,000               319
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                        $4,060
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO -- 1.4%
    DEAN FOODS                     3,575               114
    FLOWERS INDUSTRIES             5,656                87
    HORMEL FOODS                   7,600               128
    INTERSTATE BAKERIES            5,200                73
    LANCASTER COLONY               1,848                44
    MCCORMICK                      5,750               182
    RJ REYNOLDS TOBACCO
     HOLDINGS                     10,000               358
    SUIZA FOODS*                   2,500               116
    TYSON FOODS, CL A             17,510               196
    UNIVERSAL FOODS*               2,400                47
    WHITMAN                        5,300                69
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                  $1,414
--------------------------------------------------------------------------------
    FORESTRY -- 0.1%
    RAYONIER                       2,100                74
--------------------------------------------------------------------------------
    TOTAL FORESTRY                                   $  74
--------------------------------------------------------------------------------

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
 GAS/NATURAL GAS -- 0.8%
    AGL RESOURCES                  2,150             $  44
    KINDER MORGAN                  5,750               222
    MCN ENERGY GROUP               4,100               101
    NATIONAL FUEL GAS              1,425                76
    QUESTAR                        5,800               157
    UTILICORP UNITED               4,425               118
    WASHINGTON GAS & LIGHT         2,000                51
--------------------------------------------------------------------------------
    TOTAL GAS/NATURAL GAS                           $  769
--------------------------------------------------------------------------------
    HOME BUILDERS -- 0.1%
    CLAYTON HOMES                 11,701               108
--------------------------------------------------------------------------------
    TOTAL HOME BUILDERS                             $  108
--------------------------------------------------------------------------------
    HOUSEHOLD PRODUCTS -- 0.2%
    DIAL                          11,700               131
    RPM                            3,890                35
--------------------------------------------------------------------------------
    TOTAL HOUSEHOLD PRODUCTS                        $  166
--------------------------------------------------------------------------------
    INSURANCE -- 2.5%
    AFLAC                          5,460               399
    ALLMERICA FINANCIAL            9,000               568
    AMBAC FINANCIAL GROUP          5,000               399
    AMERICAN FINANCIAL GROUP       4,500                96
    FIRST HEALTH GROUP*            2,800               109
    HSB GROUP                      1,350                53
    OHIO CASUALTY                  5,000                42
    OLD REPUBLIC INTERNATIONAL    10,000               260
    OXFORD HEALTH PLANS*           3,500               118
    PACIFICARE HEALTH SYSTEMS*     3,153                33
    PMI GROUP INC.                 2,550               188
    PROTECTIVE LIFE                4,900               113
    UNITRIN                        5,000               155
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                 $2,533
--------------------------------------------------------------------------------
    LEASING & RENTING -- 0.2%
    COMDISCO                      17,500               215
--------------------------------------------------------------------------------
    TOTAL LEASING & RENTING                         $  215
--------------------------------------------------------------------------------
    LEISURE PRODUCTS -- 0.8%
    ELECTRONIC ARTS*              15,500               775
--------------------------------------------------------------------------------
    TOTAL LEISURE PRODUCTS                          $  775
--------------------------------------------------------------------------------
    LUMBER & WOOD PRODUCTS -- 0.1%
    GEORGIA-PACIFIC (TIMBER GROUP) 5,000               142
--------------------------------------------------------------------------------
    TOTAL LUMBER & WOOD PRODUCTS                    $  142
--------------------------------------------------------------------------------
    MACHINERY -- 1.3%
    COOPER CAMERON*                7,000               382
    DONALDSON                      2,200                50
    FLOWSERVE*                     2,137                43
    GRANT PRIDECO*                15,000               278
    KENNAMETAL                     1,600                47
    LAM RESEARCH*                  7,500               145
    PENTAIR                        1,574                47
    SPX*                           3,000               371
--------------------------------------------------------------------------------
    TOTAL MACHINERY                                 $1,363
--------------------------------------------------------------------------------

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    MANUFACTURING -- 0.1%
    TRINITY INDUSTRIES             3,200              $ 77
--------------------------------------------------------------------------------
    TOTAL MANUFACTURING                              $  77
--------------------------------------------------------------------------------
    MARINE TRANSPORTATION -- 0.1%
    ALEXANDER & BALDWIN            1,900                47
--------------------------------------------------------------------------------
    TOTAL MARINE TRANSPORTATION                      $  47
--------------------------------------------------------------------------------
    MEASURING DEVICES -- 1.2%
    BECKMAN COULTER                2,250               158
    WATERS*                       15,000             1,088
--------------------------------------------------------------------------------
    TOTAL MEASURING DEVICES                         $1,246
--------------------------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES-- 3.4%
    BERGEN BRUNSWIG, CL A          5,112                46
    DENTSPLY INTERNATIONAL         3,900               135
    EXPRESS SCRIPTS, CL A*         4,000               269
    GILEAD SCIENCES*               3,500               301
    HEALTH MANAGEMENT
     ASSOCIATES, CL A*            25,000               495
    LINCARE HOLDINGS*              3,200               135
    MINIMED*                       9,400               686
    ORATEC INTERVENTIONS*          5,000                50
    STERIS*                        5,300                80
    STRYKER                       19,000               895
    SYBRON INTERNATIONAL*          7,800               193
    TRIGON HEALTHCARE*             1,500               108
    VISX*                          7,000               150
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES               $3,543
--------------------------------------------------------------------------------
    METALS & MINING -- 0.3%
    MINERALS TECHNOLOGIES          1,900                59
    VULCAN MATERIALS               5,925               249
--------------------------------------------------------------------------------
    TOTAL METALS & MINING                           $  308
--------------------------------------------------------------------------------
    MISCELLANEOUS BUSINESS SERVICES-- 7.6%
    ACNIELSEN*                     3,000                72
    ACXIOM*                       15,000               604
    AFFILIATED COMPUTER SERVICES,
     CL A*                         3,500               195
    CHECKFREE*                     5,000               249
    CINTAS                        16,950               786
    CONCORD EFS*                  18,050               746
    CONVERGYS*                    20,700               902
    CSG SYSTEMS INTERNATIONAL*     2,700               125
    DST SYSTEMS*                  11,000               678
    FISERV*                       12,818               672
    GTECH HOLDINGS*                1,000                17
    MANPOWER                       7,000               244
    MACROMEDIA*                    3,800               293
    NIKU*                          5,000                79
    NOVA*                          5,500                86
    RETEK*                         6,000               237
    REYNOLDS & REYNOLDS, CL A      4,100                73
    ROBERT HALF INTERNATIONAL*    13,200               403
    SEQUOIA SOFTWARE*             10,000                50
    SOTHEBY'S HOLDINGS, CL A*      4,300               117

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS

--------------------------------------------------------------------------------

MID-CAP EQUITY PORTFOLIO CONTINUED

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    TRANSACTION SYSTEMS
     ARCHITECTS, CL A*             2,300              $ 31
    VIAD                           6,900               147
    WESTWOOD ONE*                 30,000               568
    WIND RIVER SYSTEMS*           10,000               411
--------------------------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES           $7,785
--------------------------------------------------------------------------------
    MISCELLANEOUS MANUFACTURING-- 0.5%
    HARSCO                        13,500               273
    HILLENBRAND INDUSTRIES         6,000               278
--------------------------------------------------------------------------------
    TOTAL MISCELLANEOUS MANUFACTURING               $  551
--------------------------------------------------------------------------------
    MOTORCYCLES, BICYCLES & PARTS -- 0.9%
    HARLEY-DAVIDSON               20,000               964
--------------------------------------------------------------------------------
    TOTAL MOTORCYCLES, BICYCLES & PARTS             $  964
--------------------------------------------------------------------------------
    OFFICE FURNITURE & FIXTURES-- 0.2%
    HON INDUSTRIES                 2,400                58
    HERMAN MILLER                  5,900               154
--------------------------------------------------------------------------------
    TOTAL OFFICE FURNITURE & FIXTURES               $  212
--------------------------------------------------------------------------------
    PAPER & PAPER PRODUCTS -- 0.1%
    BOWATER                        2,650               143
--------------------------------------------------------------------------------
    TOTAL PAPER & PAPER PRODUCTS                    $  143
--------------------------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 3.0%
    BJ SERVICES*                   9,200               482
    ENSCO INTERNATIONAL           10,500               349
    GLOBAL MARINE*                14,075               373
    NOBLE AFFILIATES               4,400               161
    NOBLE DRILLING*               15,000               623
    OCEAN ENERGY*                  7,000                97
    SMITH INTERNATIONAL*          10,000               705
    TIDEWATER                      4,855               224
    VALERO ENERGY                  3,300               109
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                 $3,123
--------------------------------------------------------------------------------
    PETROLEUM REFINING -- 0.7%
    LYONDELL CHEMICAL             10,000               144
    MURPHY OIL                     2,400               139
    TOSCO                         11,800               338
    ULTRAMAR DIAMOND SHAMROCK      4,800               126
--------------------------------------------------------------------------------
    TOTAL PETROLEUM REFINING                        $  747
--------------------------------------------------------------------------------
    PRINTING & PUBLISHING -- 1.4%
    AH BELO, SER A                 7,200               138
    HARTE-HANKS COMMUNICATIONS     5,000               111
    HOUGHTON MIFFLIN               1,380                51
    LEE ENTERPRISES                1,850                51
    MEDIA GENERAL, CL A            1,100                42
    READERS DIGEST ASSOCIATION,
      CL A                         7,500               275
    SCHOLASTIC*                      600                48
    VALASSIS COMMUNICATIONS*      10,000               278
    WASHINGTON POST, CL B            850               454
--------------------------------------------------------------------------------
    TOTAL PRINTING & PUBLISHING                     $1,448
--------------------------------------------------------------------------------





                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    PROFESSIONAL SERVICES -- 0.6%
    APOLLO GROUP, CL A*            7,000          $    274
    DEVRY*                         5,000               185
    MARCHFIRST*                   20,000               116
--------------------------------------------------------------------------------
    TOTAL PROFESSIONAL SERVICES                    $   575
--------------------------------------------------------------------------------
    RETAIL -- 2.4%
    ABERCROMBIE & FITCH, CL A*    12,000               283
    BEST BUY*                     11,000               552
    BJ'S WHOLESALE CLUB*           6,000               198
    BOB EVANS FARMS                3,000                56
    BRINKER INTERNATIONAL*         4,849               190
    CBRL GROUP                     3,500                63
    DOLLAR TREE STORES*            7,750               303
    FAMILY DOLLAR STORES          10,000               194
    FASTENAL                       1,650                95
    LANDS' END*                    3,350                86
    LONE STAR STEAKHOUSE & SALOON  3,000                25
    OUTBACK STEAKHOUSE*            5,700               162
    PAPA JOHN'S INTERNATIONAL*     2,500                63
    WILLIAMS-SONOMA*               7,600               158
--------------------------------------------------------------------------------
    TOTAL RETAIL                                   $ 2,428
--------------------------------------------------------------------------------
    RUBBER & PLASTIC -- 0.7%
    CARLISLE                       1,200                50
    SONOCO PRODUCTS                7,550               146
    WEATHERFORD INTERNATIONAL*    15,000               548
--------------------------------------------------------------------------------
    TOTAL RUBBER & PLASTIC                          $  744
--------------------------------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS-- 12.2%
    ALTERA*                       26,000             1,064
    ANALOG DEVICES*               14,000               910
    ATMEL*                        55,400               828
    CADENCE DESIGN SYSTEMS*       22,000               565
    CYPRESS SEMICONDUCTOR*        18,250               683
    EMS TECHNOLOGIES*             25,000               397
    INTEGRATED DEVICE TECHNOLOGY* 12,000               676
    INTERNATIONAL RECTIFIER*       5,000               223
    LATTICE SEMICONDUCTOR*         5,000               146
    LINEAR TECHNOLOGY             18,000             1,162
    MAXIM INTEGRATED PRODUCTS*    12,500               829
    MICREL*                        7,500               339
    MICROCHIP TECHNOLOGY*         17,250               546
    NEW FOCUS*                     5,800               368
    NVIDIA*                        5,400               336
    QLOGIC*                        8,500               822
    SANMINA*                       5,000               572
    SEMTECH*                      10,000               323
    SYNOPSYS*                      6,000               209
    TRIQUINT SEMICONDUCTOR*        8,000               307
    VITESSE SEMICONDUCTOR*        18,800             1,315
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $12,620
--------------------------------------------------------------------------------
    SPECIALTY CONSTRUCTION -- 0.2%
    QUANTA SERVICES*               6,100               189
--------------------------------------------------------------------------------
    TOTAL SPECIALTY CONSTRUCTION                    $  189
--------------------------------------------------------------------------------

   72

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

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

                        SHARES/PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    SPECIALTY MACHINERY -- 0.3%
    AMERICAN STANDARD*             6,000             $ 275
--------------------------------------------------------------------------------
    TOTAL SPECIALTY MACHINERY                       $  275
--------------------------------------------------------------------------------
    STEEL & STEEL WORKS -- 0.2%
    AK STEEL HOLDING               3,500                32
    CARPENTER TECHNOLOGY           1,100                34
    PRECISION CASTPARTS            2,100                79
--------------------------------------------------------------------------------
    TOTAL STEEL & STEEL WORKS                       $  145
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS-- 2.8%
    ADTRAN*                        4,500               171
    BROADWING*                    17,700               500
    COMMSCOPE*                     5,600               142
    COPPER MOUNTAIN NETWORKS*     10,000               114
    DOBSON COMMUNICATIONS*        28,000               364
    MASTEC*                        2,500                72
    TELEPHONE & DATA SYSTEMS       6,400               675
    TRANSWITCH*                    9,500               549
    WINSTAR COMMUNICATIONS*       15,000               293
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS        $   2,880
--------------------------------------------------------------------------------
    TESTING LABORATORIES -- 0.8%
    INCYTE GENOMICS*               5,000               183
    QUEST DIAGNOSTICS*             7,000               674
--------------------------------------------------------------------------------
    TOTAL TESTING LABORATORIES                      $  857
--------------------------------------------------------------------------------
    TRANSPORTATION SERVICES -- 0.7%
    CH ROBINSON WORLDWIDE          5,500               301
    CNF TRANSPORTATION             4,400               117
    GALILEO INTERNATIONAL         10,000               198
    GATX                           2,550               107
--------------------------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                   $  723
--------------------------------------------------------------------------------
    WATER UTILITIES -- 0.1%
    AMERICAN WATER WORKS           5,600               137
--------------------------------------------------------------------------------
    TOTAL WATER UTILITIES                           $  137
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $77,606)                                $ 99,735
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.6%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $3,728,969 (collateralized
     by U.S. Government Obligations:
     total market value
     $3,841,687)                  $3,728             3,728
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $3,728)                                  $ 3,728
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4%
    (Cost $81,334)                                $103,463
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- (0.4%)          $ (429)
================================================================================




                                                    MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 5,386,371 outstanding
   shares of beneficial interest                 $  57,755
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 162,829 outstanding shares
   of beneficial interest                            2,878
Accumulated net investment loss                         (1)
Accumulated net realized gain on investments        20,273
Net unrealized appreciation on investments          22,129
================================================================================
TOTAL NET ASSETS-- 100.0%                         $103,034
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS           $18.57
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A               $18.54
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($18.54 / 95.25%)                $19.46
================================================================================
*NON-INCOME PRODUCING SECURITY
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

SMALL-CAP EQUITY PORTFOLIO

[PHOTO OMITTED]

H. GILES KNIGHT
-------------------------
PORTFOLIO MANAGER
-------------------------

H. GILES KNIGHT IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. HE IS THE PORTFOLIO MANAGER OF THE SMALL-CAP EQUITY PORTFOLIO. HE HAS MORE THAN 29 YEARS

OF INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      Stock market volatility continued to be intense during the past six months as investors favored one equity class after another; and while the Dow Jones Industrial Average showed positive returns, other groups such as the NASDAQ Composite lagged. What is clear is that the Federal Reserve's intention to slow the U.S. economy is succeeding, and high valuation stocks in computer software, telecommunications, Internet dot coms and business-to-consumer (B to C) stocks have suffered severely.

      The ARK Small-Cap Equity Portfolio has responded to this pressure of prolonged higher interest rates by reducing technology holdings sharply and increasing holdings in healthcare, finance and energy. Health South, Health Management Associates, Caremark RX and Rightchoice Management Care were medical industry additions to the Portfolio. LaBranche, Stanhope Financial, Eaton Vance and Dime Bancorp were examples of financial holdings added. Barrett Resources, Pride International and Cross Timbers are investments selected from the oil services, exploration, and production sector.

      Looking ahead, we believe the equity markets will calm down somewhat in the absence of presidential party politics, although the Federal Reserve will in all probability remain steadfast in maintaining its current interest rate policy until next year. Given this outlook, "stockpicking" and industry selection will become of paramount importance. However, small- and mid-cap stocks have historically been the equities of choice at the time of a Fed monetary ease, which is expected in 2001. On September 17, 2000, the assets of the Govett Smaller Companies Fund were transferred into the Small-Cap Equity Portfolio.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
PERFORMANCE AS OF
OCTOBER 31, 2000


--------------------------------------------------------------------------------------------
                                                                           LIPPER MID-CAP
                        INSTITUTIONAL   RETAIL   RUSSELL 2000    RUSSELL    GROWTH FUNDS
                            CLASS      CLASS A   GROWTH INDEX  2000 INDEX  CLASSIFICATION*
--------------------------------------------------------------------------------------------

 ONE YEAR
 TOTAL RETURN               38.40%      38.42%      16.16%        17.41%       37.80%
--------------------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD       N/A       31.85%        N/A            N/A          N/A
--------------------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN               38.83%      38.67%       8.11%         5.94%       25.12%
--------------------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD       N/A       36.44%        N/A            N/A          N/A
--------------------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN               28.35%       N/A        11.65%        12.39%       21.04%
--------------------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN WITH LOAD       N/A        N/A          N/A            N/A          N/A

--------------------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE          29.18%      22.50%        N/A            N/A          N/A
--------------------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD  N/A       21.17%        N/A            N/A          N/A
--------------------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

  Institutional Class shares were offered beginning July 13, 1995. Retail Class A shares were offered beginning May 16, 1996. Performance for Retail Class A shares with load reflects the deduction of the 4.75% sales charge.

  The performance of the Frank Russell 2000 Growth Index and the Frank Russell 2000 Index does not include operating expenses that are incurred by the Portfolio.

* Lipper has reclassified the Small-Cap Equity Portfolio into its new mid-cap comparison category.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(UNAUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Financial -- 18%
Technology -- 10%
Energy -- 16%
Consumer Non-Durable -- 3%
Chemicals & Drugs -- 7%
Miscellaneous Business Services -- 36%
Durable Goods -- 8%
Repurchase Agreements -- 2%

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.8%
    AEROSPACE & DEFENSE -- 1.1%
    TELEDYNE TECHNOLOGIES*        65,000          $  1,629
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                      $ 1,629
--------------------------------------------------------------------------------
    BANKS -- 3.5%
    BANKNORTH GROUP              150,000             2,719
    DIME BANCORP                 100,000             2,444
--------------------------------------------------------------------------------
    TOTAL BANKS                                    $ 5,163
--------------------------------------------------------------------------------
    BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.3%
    TRUE NORTH COMMUNICATIONS     50,000             1,884
--------------------------------------------------------------------------------
    TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING   $ 1,884
--------------------------------------------------------------------------------
    COMPUTERS & SERVICES -- 3.8%
    BALTIMORE TECHNOLOGIES, ADR*  75,000             1,200
    INFOCUS*                      65,000             2,872
    JABIL CIRCUIT*                10,000               571
    VERTEX INTERACTIVE*           60,000               900
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                     $ 5,543
--------------------------------------------------------------------------------
    DRUGS -- 6.9%
    CIMA LABS*                    92,700             5,098
    DURECT*                       50,200               750
    GELTEX PHARMACEUTICALS*       52,500             2,605
    NOVEN PHARMACEUTICALS*        15,000               668
    SUPERGEN*                      6,000                77
    VICAL*                        43,000               914
--------------------------------------------------------------------------------
    TOTAL DRUGS                                    $10,112
--------------------------------------------------------------------------------
    ELECTRICAL EQUIPMENT & SERVICES-- 2.7%
    NU HORIZONS ELECTRONICS*     113,000             1,822
    PROTON ENERGY SYSTEMS*           500                13
    SOUTHERN ENERGY*              79,000             2,153
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL EQUIPMENT & SERVICES          $ 3,988
--------------------------------------------------------------------------------
    ELECTRICAL TECHNOLOGY -- 2.5%
    C&D TECHNOLOGIES              61,600             3,642
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL TECHNOLOGY                    $ 3,642
--------------------------------------------------------------------------------

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

SMALL-CAP EQUITY PORTFOLIO CONTINUED

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    ENTERTAINMENT -- 0.8%
    STAN LEE MEDIA*              135,500          $  1,236
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                            $ 1,236
--------------------------------------------------------------------------------
    ENVIRONMENTAL SERVICES -- 1.0%
    WASTE CONNECTIONS*            60,000             1,534
--------------------------------------------------------------------------------
    TOTAL ENVIRONMENTAL SERVICES                   $ 1,534
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 11.8%
    BLACKROCK*                    55,000             2,344
    EATON VANCE                   50,000             2,491
    LABRANCHE*                    90,000             3,566
    LEGG MASON                    50,000             2,597
    PAINEWEBBER GROUP             30,000             2,137
    SOUTHWEST SECURITIES GROUP    82,000             2,316
    WADDELL & REED FINANCIAL,
     CL A                         60,000             1,913
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $17,364
--------------------------------------------------------------------------------
    INSURANCE -- 3.2%
    STANCORP FINANCIAL GROUP      72,000             2,934
    SUN LIFE FINANCIAL SERVICES
     OF CANADA*                   85,000             1,743
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                $ 4,677
--------------------------------------------------------------------------------
    MACHINERY -- 5.7%
    GRANT PRIDECO*               140,000             2,599
    KULICKE & SOFFA INDUSTRIES*  392,500             5,765
--------------------------------------------------------------------------------
    TOTAL MACHINERY                                $ 8,364
--------------------------------------------------------------------------------
    MARINE SERVICES -- 1.1%
    TRICO MARINE SERVICES*       100,000             1,663
--------------------------------------------------------------------------------
    TOTAL MARINE SERVICES                          $ 1,663
--------------------------------------------------------------------------------
    MARINE TRANSPORTATION -- 0.2%
    NORDIC AMERICAN TANKER
     SHIPPING                     17,700               378
--------------------------------------------------------------------------------
    TOTAL MARINE TRANSPORTATION                     $  378
--------------------------------------------------------------------------------
    MEASURING DEVICES -- 1.3%
    BRUKER DALTONICS*              6,100               209
    NANOGEN*                      32,500               504
    PE BIOSYSTEMS GROUP           10,000             1,170
--------------------------------------------------------------------------------
    TOTAL MEASURING DEVICES                        $ 1,883
--------------------------------------------------------------------------------
    MEDICAL LABORATORIES -- 11.8%
    CELGENE*                      31,000             1,996
    CHARLES RIVER LABORATORIES
     INTERNATIONAL*               60,000             1,575
    COMMUNITY HEALTH SYSTEMS*     60,000             1,691
    GENOME THERAPEUTICS*          50,000               747
    LIFEPOINT HOSPITALS*         145,000             5,619
    QUORUM HEALTH GROUP*         160,000             2,140
    UNIVERSAL HEALTH SERVICES*    42,500             3,565
--------------------------------------------------------------------------------
    TOTAL MEDICAL LABORATORIES                     $17,333
--------------------------------------------------------------------------------



                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES-- 19.8%
    BIOMET                        70,500          $  2,551
    CAREMARK RX*                 200,000             2,500
    DIAGNOSTIC PRODUCTS           30,000             1,369
    EDWARDS LIFESCIENCES*        235,000             3,158
    HEALTH MANAGEMENT
     ASSOCIATES, CL A*           150,000             2,972
    HEALTHSOUTH*                 250,000             3,000
    ICOS*                         75,000             3,853
    INTERMUNE PHARMACEUTICALS*    24,900             1,245
    MEADE INSTRUMENTS*            45,000               824
    MEDAREX*                      24,000             1,467
    PHARMANETICS*                 55,000               894
    REHABCARE GROUP*              50,000             2,159
    RIGHTCHOICE MANAGED CARE*     90,300             2,495
    VIVUS*                       175,000               569
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES              $29,056
--------------------------------------------------------------------------------
    OIL DRILLING & REFINING -- 8.8%
    BARRETT RESOURCES*           109,500             3,983
    CROSS TIMBERS OIL            165,000             3,104
    PARKER DRILLING*             129,400               776
    PATINA OIL & GAS              27,900               490
    PRIDE INTERNATIONAL*          75,000             1,898
    VINTAGE PETROLEUM            125,000             2,641
--------------------------------------------------------------------------------
    TOTAL OIL DRILLING & REFINING                  $12,892
--------------------------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 2.7%
    DEVX ENERGY*                 130,000               910
    SMITH INTERNATIONAL*          15,000             1,058
    STOLT OFFSHORE*              160,000             1,910
    W-H ENERGY SERVICES*           3,000                42
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                $ 3,920
--------------------------------------------------------------------------------
    PROFESSIONAL SERVICES -- 0.5%
    VASTERA*                      39,000               692
--------------------------------------------------------------------------------
    TOTAL PROFESSIONAL SERVICES                     $  692
--------------------------------------------------------------------------------
    RESTAURANTS -- 0.6%
    WENDY'S INTERNATIONAL         40,000               870
--------------------------------------------------------------------------------
    TOTAL RESTAURANTS                               $  870
--------------------------------------------------------------------------------
    RETAIL -- 0.2%
    TUESDAY MORNING*              54,000               236
--------------------------------------------------------------------------------
    TOTAL RETAIL                                    $  236
--------------------------------------------------------------------------------
    RUBBER & PLASTIC -- 0.2%
    DECKERS OUTDOOR*              50,100               250
--------------------------------------------------------------------------------
    TOTAL RUBBER & PLASTIC                          $  250
--------------------------------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS-- 2.1%
    NVIDIA*                       15,000               932
    PARK ELECTROCHEMICAL          25,000             1,653
    VIASYSTEMS GROUP*             34,200               485
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS               $3,070
--------------------------------------------------------------------------------



   76

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

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

                        SHARES/PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS-- 3.8%
    ADC TELECOMMUNICATIONS*       83,920          $  1,794
    ANDREW*                       75,000             1,973
    FORSOFT*                      55,000               486
    INRANGE TECHNOLOGIES*         15,000               549
    VOICESTREAM WIRELESS*          6,500               855
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS        $   5,657
--------------------------------------------------------------------------------
    TESTING LABORATORIES -- 1.4%
    QUINTILES TRANSNATIONAL*     150,000             2,091
--------------------------------------------------------------------------------
    TOTAL TESTING LABORATORIES                     $ 2,091
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $129,781)                               $145,127
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
    SPARTA PHARMACEUTICALS*
     EXPIRES 08/23/01             13,334                --
    SUPERGEN*
     EXPIRES 08/12/01              2,125                --
--------------------------------------------------------------------------------
TOTAL WARRANTS
    (Cost $5)                                         $ --
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.8%
    CREDIT SUISSE FIRST BOSTON
     6.620%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $2,577,949 (collateralized
     by U.S. Government Obligations:
     total market value $2,682,686) $2,577           2,577
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (Cost $2,577)                                  $ 2,577
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.6%
    (Cost $132,363)                               $147,704
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- (0.6%)          $ (831)
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 4,375,579 outstanding
   shares of beneficial interest                    64,771
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 3,965,099 outstanding shares
   of beneficial interest                           71,914
Accumulated net realized loss on investments        (5,153)
Net unrealized appreciation on investments          15,341
================================================================================
TOTAL NET ASSETS-- 100.0%                         $146,873
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS           $17.68
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A               $17.53
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($17.53 / 95.25%)                $18.40
================================================================================
*NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
   (FORMERLY INTERNATIONAL EQUITY SELECTION PORTFOLIO)

[PHOTO OMITTED]

LOUISE MCGUIGAN
-------------------------
PORTFOLIO MANAGER
-------------------------

LOUISE MCGUIGAN HAS MORE THAN EIGHT YEARS OF EXPERIENCE IN INTERNATIONAL INVESTMENT MARKETS. SHE IS THE HEAD OF AIB GOVETT, INC.'S EAFEPRODUCT LINE, AND IS THE PORTFOLIO MANAGER FOR THE ARKINTERNATIONAL EQUITY PORTFOLIO.

REVIEW AND OUTLOOK
      The equity market background during the last six months was extremely volatile, with market sentiment focusing on the outlook for global economic growth and the inflation and interest rate conditions prevailing globally. The coordinated global economic growth seen in late 1999 and early 2000 closed the Organization for Economic Cooperation and Development (OECD) output gap for the first time in almost a decade. Simultaneously, the price of oil continued its strong rise. Markets worried about the inflationary repercussions of such developments. Central Banks had already responded to these conditions and in Europe and Japan continued to do so. The benchmark Morgan Stanley Capital International Europe Australia Far East and Emerging Markets (MSCI EAFE+ EMG) Index fell by 10.15% in U.S. dollar terms over the six months ending October 31.

      Additionally, following the strong run in equity markets in late 1999 and early 2000, valuations were demanding. This applied particularly to many technology-related stocks, whose valuations came under particular scrutiny. The combination of these factors resulted in underperformance by the technology and telecommunication sectors.

      The Portfolio was underweighted in technology at the start of the period, having lightened positions shortly beforehand. The telecommunication weighting in the Portfolio was higher than that of the MSCI EAFE+EMG Index at the start of the period. The Portfolio's weighting in both technology and telecommunication was reduced early in the period, with particular emphasis on stocks whose valuations were at a significant premium to the overall market. Profits were taken on media stocks Vivendi and UPC and on technology stock Nokia. Later, positions in stocks within the technology and telecommunication sectors were rebuilt, after significant weakness. The Portfolio's sectoral mix now reflects an overweight position in the technology and telecommunication sectors. This position is based on our view that the quality companies in both of these sectors became oversold during extreme market nervousness late in the period and have good medium-term prospects.

      The emerging markets weighting in the Portfolio was slightly higher than its benchmark's weighting at the start of the period. The concerns regarding the peaking of global growth weighed on this asset class and the area was a weaker performer than the developed markets over the period. The Portfolio currently has a neutral weighting to emerging markets. The exposure will be monitored with the magnitude of the global slowdown the main determinant of the short-term weighting of this group of markets.

      The current cash position on the Portfolio is less than 1.5%, reflecting our greater level of comfort with equity markets at current levels than was the case at the start of the period, when cash represented more than 6% of the value of the Portfolio.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------

         On August 8, 2000, the International Equity Selection Portfolio (currently the International Equity Portfolio) changed its investment policy of investing in mutual funds to investing directly in equity securities. On August 12, 2000 Govett International Equity Fund was reorganized into the Portfolio. AIBGovett, Inc. (AIBGovett), the investment advisor to the Govett Fund and an affiliate of Allied Investment Advisors (AIA), has entered into an agreement with AIA under which AIB Govett will subadvise the ARKInternational Equity Portfolio. Additional information about AIBGovett is contained in theARK Funds Prospectus.

PERFORMANCE AS OF
OCTOBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                            INSTITUTIONAL   RETAIL    MSCI EAFE   MSCI EAFE &
                               CLASS*      CLASS A**    INDEX      EMG INDEX
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN                  -8.95%       -9.25%     -2.90%        -3.28%
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD          N/A       -13.58%       N/A          N/A
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN                   6.84%        6.59%      9.42%         8.52%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD          N/A         4.88%       N/A          N/A
--------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN                   7.41%        7.26%      8.65%         7.82%
--------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN WITH LOAD          N/A         6.22%       N/A          N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE              8.53%        8.45%       N/A          N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD     N/A        7.85%        N/A          N/A
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

* Institutional Class Shares of the Govett International Equity Fund were offered beginning July 24, 1998. Performance results prior to that date are for the Class A Retail Shares of the Govett Fund, which began offering shares on January 7, 1992 and was reorganized into the Portfolio on August 12, 2000. The investment objectives and policies of the Govett Fund and revised investment objectives and policies of the Portfolio are substantially similar. There was no sales charge applicable to Class A Retail shares of the Govett Fund. Annualized performance since actual inception for Institutional shares is 1.24%.

**Class A Retail Shares of the Govett Fund were offered  beginning on January 7,
  1992. They were reorganized into the Portfolio on August 12, 2000. There was no sales charge applicable to Class ARetail Shares of the Govett Fund.

  The performance of the MSCI EAFE Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(AUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Mutual Funds -- 1%
Foreign Preferred  Stocks -- 1%
Foreign Common Stocks -- 97%

Common Stocks -- 1%

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 0.9%
    UNITED STATES -- 0.9%
    COMVERSE TECHNOLOGY*           4,120             $ 460
--------------------------------------------------------------------------------
    TOTAL UNITED STATES                             $  460
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS

    (Cost $343)                                     $  460
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 96.1%
    BRAZIL -- 1.9%
    COMPANHIA BRASILEIRA DE
     DISTRIBUICAO GRUPO PAO
     DE ACUCAR, ADR               10,730               382
    CVRD-COMPANHIA VALE DO
     RIO DOCE, ADR                13,960               326
    PETROLEO BRASILEIRO, ADR*     10,000               291
--------------------------------------------------------------------------------
    TOTAL BRAZIL                                    $  999
--------------------------------------------------------------------------------
    CHINA -- 0.4%
    PETROCHINA                   980,000               206
--------------------------------------------------------------------------------
    TOTAL CHINA                                     $  206
--------------------------------------------------------------------------------
    FINLAND -- 2.6%
    NOKIA                         32,875             1,351
--------------------------------------------------------------------------------
    TOTAL FINLAND                                   $1,351
--------------------------------------------------------------------------------
    FRANCE -- 15.8%
    ACCOR                          9,456               382
    AIR LIQUIDE                    3,165               374
    AVENTIS                       15,011             1,081
    AXA                            8,877             1,174
    BNP PARIBAS                    8,210               707
    CAP GEMINI                     1,925               307
    FRANCE TELECOM                 6,890               719
    GROUPE DANONE                  6,138               857
    LAFARGE                        5,584               412
    STMICROELECTRONICS            10,131               511
    TOTAL FINA ELF                 6,789               970
    VIVENDI                       11,855               851
--------------------------------------------------------------------------------
    TOTAL FRANCE                                    $8,345
--------------------------------------------------------------------------------

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO CONTINUED

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    GERMANY -- 8.7%
    DEUTSCHE BANK                 12,908         $   1,061
    DEUTSCHE TELEKOM              26,135               976
    E.ON                           9,002               457
    HENKEL KGAA                    7,440               446
    MG TECHNOLOGIES                9,813               105
    SIEMENS                        9,928             1,262
    VOLKSWAGEN                     5,788               289
--------------------------------------------------------------------------------
    TOTAL GERMANY                                  $ 4,596
--------------------------------------------------------------------------------
    HONG KONG -- 0.8%
    HUTCHISON WHAMPOA             31,808               395
--------------------------------------------------------------------------------
    TOTAL HONG KONG                                 $  395
--------------------------------------------------------------------------------
    HUNGARY -- 0.7%
    MATAV RT, ADR                 16,000               376
--------------------------------------------------------------------------------
    TOTAL HUNGARY                                   $  376
--------------------------------------------------------------------------------
    ITALY -- 0.7%
    SAN PAOLO-IMI SPA             23,190               375
--------------------------------------------------------------------------------
    TOTAL ITALY                                     $  375
--------------------------------------------------------------------------------
    INDIA -- 0.7%
    ICICI*                       114,000               181
    MAHANAGAR TELEPHONE
     NIGAM, GDR                   33,000               195
--------------------------------------------------------------------------------
    TOTAL INDIA                                     $  376
--------------------------------------------------------------------------------
    JAPAN -- 22.8%
    ACOM                           4,200               340
    BANK OF TOKYO-MITSUBISHI      11,000               132
    FUJI HEAVY INDUSTRIES         37,000               258
    FUJITSU                       27,000               481
    HITACHI                       55,000               589
    ITO-YOKADO                    18,000               813
    MATSUSHITA ELECTRIC
     INDUSTRIAL                   34,000               987
    MAZDA MOTOR                   78,000               151
    MURATA MANUFACTURING           7,700               921
    NIPPON STEEL                 338,000               548
    NIPPON TELEGRAPH & TELEPHONE      75               682
    NTT DOCOMO                        10               246
    PROMISE                        8,700               653
    SAKURA BANK                   29,000               211
    SHIN-ETSU CHEMICAL            14,000               574
    SMC                            5,000               707
    SOFTBANK                       1,300                78
    SONY                           9,400               751
    SUMITOMO BANK                 39,000               473
    SUMITOMO CHEMICAL            154,000               759
    SUMITOMO MARINE & FIRE        95,000               579
    TAKEDA CHEMICAL INDUSTRIES    17,000             1,119
--------------------------------------------------------------------------------
    TOTAL JAPAN                                    $12,052
--------------------------------------------------------------------------------
    MEXICO -- 1.8%
    TELEFONOS DE MEXICO, ADR       7,200               388
    WALMART DE MEXICO, SER C*    249,800               568
--------------------------------------------------------------------------------
    TOTAL MEXICO                                    $  956
--------------------------------------------------------------------------------


                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    NETHERLANDS -- 8.4%
    EQUANT*                        3,161            $  106
    FORTIS                        18,922               577
    ING GROEP                     15,581             1,069
    KONINKLIJKE AHOLD             27,619               801
    ROYAL DUTCH PETROLEUM          6,567               389
    ROYAL KPN                     27,899               564
    VNU                           20,338               957
--------------------------------------------------------------------------------
    TOTAL NETHERLANDS                               $4,463
--------------------------------------------------------------------------------
    RUSSIA -- 0.2%
    SURGUTNEFTEGAZ, ADR*          10,000               129
--------------------------------------------------------------------------------
    TOTAL RUSSIA                                    $  129
--------------------------------------------------------------------------------
    SOUTH AFRICA -- 0.7%
    EDGARS CONSOLIDATED STORES       314                 1
    SAPPI                         53,300               365
--------------------------------------------------------------------------------
    TOTAL SOUTH AFRICA                              $  366
--------------------------------------------------------------------------------
    SOUTH KOREA -- 1.1%
    KOREA ELECTRIC POWER, ADR     17,000               207
    SAMSUNG ELECTRONICS, GDR       5,364               396
--------------------------------------------------------------------------------
    TOTAL SOUTH KOREA                               $  603
--------------------------------------------------------------------------------
    SPAIN -- 1.9%
    TELEFONICA*                   49,343               940
    TELEFONICA, ADR*               1,400                81
--------------------------------------------------------------------------------
    TOTAL SPAIN                                     $1,021
--------------------------------------------------------------------------------
    SWEDEN -- 3.8%
    ATLAS COPCO                   12,474               264
    FORENINGSSPARBANKEN           33,454               479
    NORDIC BALTIC HOLDING         25,401               190
    SANDVIK                        7,900               174
    TELEFONAKTIEBOLAGET LM
     ERICSSON, CL B               69,496               922
--------------------------------------------------------------------------------
    TOTAL SWEDEN                                    $2,029
--------------------------------------------------------------------------------
    SWITZERLAND -- 5.5%
    NESTLE                           265               549
    NOVARTIS                         293               444
    ROCHE HOLDING                     39               356
    SWISSCOM                       1,430               363
    UBS                            6,794               941
    ZURICH FINANCIAL SERVICES        480               232
--------------------------------------------------------------------------------
    TOTAL SWITZERLAND                               $2,885
--------------------------------------------------------------------------------
    TAIWAN -- 1.3%
    ASUSTEK COMPUTER INC, GDR     82,016               449
    SILICONWARE PRECISION
     INDUSTRIES, ADR*             61,776               247
--------------------------------------------------------------------------------
    TOTAL TAIWAN                                    $  696
--------------------------------------------------------------------------------
    TURKEY -- 1.1%
    AKSIGORTA                 14,900,000               295
    YAPI VE KREDI BANKASI*    31,603,980               273
--------------------------------------------------------------------------------
    TOTAL TURKEY                                    $  568
--------------------------------------------------------------------------------

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    UNITED KINGDOM -- 15.2%
    3I GROUP                       3,526              $ 80
    ABBEY NATIONAL                 8,350               115
    ANGLO AMERICAN                 1,542                84
    ASTRAZENECA                    4,831               226
    BARCLAYS                      12,356               354
    BARRATT DEVELOPMENTS          35,482               147
    BILLITON                      26,960               103
    BP AMOCO                      65,034               552
    BRITISH TELECOMMUNICATIONS    28,025               329
    CABLE & WIRELESS              15,627               221
    CONDUIT, GDR*                  3,320                51
    DIAGEO                        31,174               294
    DIMENSION DATA HOLDINGS*      11,077                97
    EMI GROUP                      8,758                66
    GLAXO WELLCOME                26,325               758
    GRANADA COMPASS*              22,041               190
    HALIFAX GROUP                 18,728               147
    HSBC HOLDINGS                 23,905               341
    IMPERIAL CHEMICAL INDUSTRIES  12,711                78
    LLOYDS TSB GROUP              34,322               350
    LOGICA                         3,771               112
    MARCONI                       12,879               163
    PEARSON                        4,669               125
    PRUDENTIAL                    26,314               354
    RAILTRACK GROUP               14,001               217
    REUTERS GROUP                 12,771               249
    RMC GROUP                      7,427                66
    ROYAL BANK OF SCOTLAND GROUP   6,410               144
    SCOTTISH POWER                15,291               115
    SEMA GROUP                     7,920               100
    SERCO GROUP PLC                3,006                28
    SEVERN TRENT WATER            13,391               143
    SHELL TRANSPORT & TRADING     19,128               154
    SMITHKLINE BEECHAM             6,137                79
    SMITHS INDUSTRIES              5,820                62
    TESCO                         34,028               130
    UNILEVER                      22,772               154
    VODAFONE GROUP               253,279             1,055
--------------------------------------------------------------------------------
    TOTAL UNITED KINGDOM                           $ 8,033
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
    (Cost $55,236)                                 $50,820
--------------------------------------------------------------------------------
FOREIGN PREFERED STOCKS -- 0.8%
    BRAZIL -- 0.5%
    BRASIL TELECOM PARTICIPACOES 25,829,000            280
--------------------------------------------------------------------------------
    TOTAL BRAZIL                                    $  280
--------------------------------------------------------------------------------
    GERMANY -- 0.3%
    SAP                              824               167
--------------------------------------------------------------------------------
    TOTAL GERMANY                                   $  167
--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERED STOCKS
    (Cost $552)                                     $  447
--------------------------------------------------------------------------------

                                                    MARKET
DESCRIPTION                        SHARES      VALUE (000)
--------------------------------------------------------------------------------
OFF-SHORE MONEY MARKET FUND -- 0.9%
    DREYFUS CASH MANAGEMENT
     FUND                        463,896            $  464
--------------------------------------------------------------------------------
TOTAL OFF-SHORE MONEY MARKET FUND
    (Cost $464)                                       $464
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.7%
    (Cost $56,595)                                 $52,191
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 1.3%              $682
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 3,816,776 outstanding
   shares of beneficial interest                    44,701
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 982,319 outstanding shares
   of beneficial interest                           10,220
Undistributed net investment income                   (128)
Accumulated net realized gain on investments         2,488
Net unrealized depreciation on investments          (4,408)
================================================================================
TOTAL NET ASSETS-- 100.0%                          $52,873
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- INSTITUTIONAL CLASS           $11.02
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- RETAIL CLASS A               $11.01
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($11.01 / 95.25%)                $11.56
================================================================================
* NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
GDR--GLOBAL DEPOSITORY RECEIPT
SER--SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY PORTFOLIO

[PHOTO OMITTED]

CALUM GRAHAM
--------------------
PORTFOLIO MANAGER
--------------------

CALUM GRAHAM IS A DIRECTOR OF EMERGING MARKETS AND A DIRECTOR OF AIBGOVETT ASSET MANAGEMENT LIMITED. HE IS THE PORTFOLIO MANAGER FOR THE ARK EMERGING MARKETS EQUITY PORTFOLIO. MR. GRAHAM HAS MORE THAN EIGHT YEARS OF EMERGING MARKETS INVESTMENT EXPERIENCE.

REVIEW AND OUTLOOK
      Emerging markets experienced a difficult six months, as a combination of doubts over the impact of U.S. monetary tightening, further oil price rises, and a strengthening U.S. dollar led to drops in most markets.

      Asian markets were worst hit. Export concerns over the effect of slower U.S. growth, particularly in electronic products, led to significant falls in Korea and Taiwan. Looking ahead, we will seek to add selectively to the quality blue chip electronics companies in Korea and Taiwan, whose shares have clearly been oversold. More positively, the Portfolios holdings in Hong Kong and China have performed well against a background of economic recovery and strong inflows into Chinese stocks since the Morgan Stanley Capital International Index increased its China weightings earlier this year. We also like Malaysia, where domestic demand has been consistently strong.

      Relatively modest falls were recorded in the major Latin American markets. Continued economic recovery and monetary easing provided support in Brazil, while the July Mexican election result underlined the positive background there. We remain positive on the prospects -- both economies are growing well and are financially more robust than they have been for years. The change in U.S. interest rate expectations has had an extremely positive effect on sentiment towards Brazil, which remains the single largest weighting in the Portfolio. We are more neutrally weighted to Mexico as its economy is more exposed to any slowdown in the U.S.

      The markets of emerging Europe, the Middle East, and Africa weathered the heightened instability better than their Asian counterparts, particularly the Israeli market, which was the only emerging market to record a gain during the past six months. This was driven almost entirely by its U.S.-listed technology stocks that continue to deliver strong earnings. The South African market also performed well, particularly the resources sector, to which the Portfolio has important exposure. Elsewhere, the Eastern European markets, which are primarily made up of telecommunications companies, have been caught up in worries over the rising costs of investment in the European telecommunications market. The Portfolio has trimmed positions in this sector, and increased investment in the undervalued banking stocks in the Czech Republic and Hungary.

      As of August 12, 2000, the assets of the Govett Emerging Markets Equity Fund were transferred to the newly organized ARKEmerging Markets Equity
Portfolio. AIB Govett, Inc. (AIB Govett), the investment advisor to the Govett Fund and an affiliate of AIA, has entered into an agreement with AIA under which AIBGovett will subadvise the ARK Emerging Markets Equity Portfolio. Additional information about AIB Govett is contained in the ARK Funds prospectus.

-----

--------------------------------------------------------------------------------
                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000
--------------------------------------------------------------------------------
PERFORMANCE AS OF
OCTOBER 31, 2000
(UNAUDITED)

--------------------------------------------------------------------------------
                                RETAIL      MSCI EMERGING
                               CLASS A*     MARKETS INDEX
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN                  -11.34%         -7.59%
--------------------------------------------------------------------------------
 ONE YEAR
 TOTAL RETURN WITH LOAD        -15.55%           N/A%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN                   -9.13%         -1.24%
--------------------------------------------------------------------------------
 ANNUALIZED 3 YEAR
 TOTAL RETURN WITH LOAD        -10.59%           N/A
--------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN                   -4.72%         -1.73%
--------------------------------------------------------------------------------
 ANNUALIZED 5 YEAR
 TOTAL RETURN WITH LOAD         -5.65%           N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE               1.98%           N/A
--------------------------------------------------------------------------------
 ANNUALIZED TOTAL RETURN
 INCEPTION TO DATE WITH LOAD     1.42%           N/A
--------------------------------------------------------------------------------

  Past performance of the Portfolio is not predictive of future performance.

* Retail Class A shares were offered beginning January 7, 1992. Performance results shown are for the Class A Retail shares of the Govett Emerging Markets Equity Fund, which was reorganized into the Portfolio on August 12, 2000. Performance for the Retail Class A shares with load reflects the deduction of the 4.75% sales charge. The investment objectives and policies of the Govett Fund and the Portfolio are substantially similar. There was no sales charge applicable to Class A Retail shares of the Govett Fund.

  The performance of the MSCI Emerging Markets Index does not include operating expenses that are incurred by the Portfolio.

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000
(AUDITED)

% OF TOTAL PORTFOLIO INVESTMENTS
[Pie chart omitted--plot points as follows:]

Foreign Preferred Stocks -- 10%
Foreign Common Stocks-- 88%
Common Stocks-- 2%

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 88.9%
    BRAZIL -- 9.7%
    COMPANHIA BRASILEIRA DE
     DISTRIBUICAO GRUPO PAO
     DE ACUCAR, ADR                4,930              $176
    COMPANHIA DE BEBIDAS
     DAS AMERICAS, ADR*            5,500               124
    EMBRATEL PARTICIPACOES, ADR    5,000                81
    PETROLEO BRASILEIRO, ADR*      4,000               116
    TELECOMUNICACOES
     BRASILEIRAS, ADR              1,410               103


                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    TELEMIG CELULAR
     PARTICIPACOES, ADR            2,092              $110
    UNIBANCO, GDR                  6,900               174
--------------------------------------------------------------------------------
    TOTAL BRAZIL                                      $884
--------------------------------------------------------------------------------
    CZECH REPUBLIC -- 1.3%
    CESKY TELECOM*                 4,298                57
    KOMERCNI BANKA, GDR*           8,500                60
--------------------------------------------------------------------------------
    TOTAL CZECH REPUBLIC                              $117
--------------------------------------------------------------------------------
    GREECE -- 1.1%
    COSMOTE MOBILE COMMUNICATIONS* 13,360              100
--------------------------------------------------------------------------------
    TOTAL GREECE                                      $100
--------------------------------------------------------------------------------
    HONG KONG -- 7.8%
    CHINA MOBILE (HONG KONG)*     14,000                90
    HSBC HOLDINGS                 10,600               147
    HUTCHISON WHAMPOA             10,000               124
    NEW WORLD INFRASTRUCTURE*    100,200                91
    PETROCHINA COMPANY, CL H     992,000               209
    YUE YUEN INDUSTRIAL
     HOLDINGS                     29,000                54
--------------------------------------------------------------------------------
    TOTAL HONG KONG                                   $715
--------------------------------------------------------------------------------
    HUNGARY -- 2.4%
    GEDEON RICHTER RT., GDR        1,392                67
    MATAX RT., ADR                 4,284               101
    OTP BANK RT., GDR              1,000                46
--------------------------------------------------------------------------------
    TOTAL HUNGARY                                     $214
--------------------------------------------------------------------------------
    INDIA -- 6.9%
    HINDALCO INDUSTRIES            6,893               105
    HINDUSTAN LEVER                  500                 2
    HINDUSTAN LEVER*              38,000               144
    ICICI*                        46,000                73
    ITC                            3,300                54
    MAHANAGAR TELEPHONE NIGAM*    22,000                66
    RANBAXY LABORATORIES*          7,800               116
    SATYAM COMPUTER SERVICES*      9,500                62
    SSI                              250                11
--------------------------------------------------------------------------------
    TOTAL INDIA                                       $633
--------------------------------------------------------------------------------
    ISRAEL -- 4.5%
    CHECK POINT SOFTWARE
     TECHNOLOGIES*                 1,170               185
    NICE SYSTEMS, ADR*             1,300                61
    ORBOTECH*                      3,050               161
--------------------------------------------------------------------------------
    TOTAL ISRAEL                                      $407
--------------------------------------------------------------------------------
    MALAYSIA -- 3.3%
    AMMB HOLDINGS BERHAD          93,400               105
    RESORTS WORLD BERHAD         114,000               200
--------------------------------------------------------------------------------
    TOTAL MALAYSIA                                    $305
--------------------------------------------------------------------------------
    MEXICO -- 12.2%
    CEMEX, ADR                     5,270               111
    FOMENTO ECONOMICO MEXICANO    32,541               124
    GRUPO FINANCIERO
     BANAMEX ACCIVAL*             60,000                93

                                                                           -----

--------------------------------------------------------------------------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY PORTFOLIO CONCLUDED

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    GRUPO MODELO, SER C           38,500          $    103
    GRUPO TELEVISA, GDR*           2,260               122
    TELEFONOS DE MEXICO, SER L   148,694               401
    WALMART DE MEXICO, SER C*     70,750               161
--------------------------------------------------------------------------------
    TOTAL MEXICO                                    $1,115
--------------------------------------------------------------------------------
    POLAND -- 1.0%
    AGORA, GDR*                    5,000                91
--------------------------------------------------------------------------------
    TOTAL POLAND                                  $     91
--------------------------------------------------------------------------------
    RUSSIA -- 2.5%
    LUKOIL HOLDINGS, ADR           1,779                95
    MOBILE TELESYSTEMS, ADR*       2,118                59
    SURGUTNEFTEGAZ, ADR            6,073                78
--------------------------------------------------------------------------------
    TOTAL RUSSIA                                    $  232
--------------------------------------------------------------------------------
    SOUTH AFRICA -- 6.0%
    ANGLO AMERICAN                 1,800                98
    BOE LIMITED                  206,000               105
    DIMENSION DATA HOLDINGS*       8,668                75
    JD GROUP                      17,000                85
    MASSMART HOLDINGS             57,145                94
    NEDCOR LIMITED                 5,000                94
--------------------------------------------------------------------------------
    TOTAL SOUTH AFRICA                              $  551
--------------------------------------------------------------------------------
    SOUTH KOREA -- 12.0%
    HYUNDAI MOTOR                  8,400                96
    KOOKMIN BANK                   8,000                91
    KOREA ELECTRIC POWER           8,270               185
    KOREA TELECOM, ADR             3,100               114
    KOREA TELECOM FREETEL*         1,830                65
    LG CHEMICAL                    8,466                83
    POHANG IRON & STEEL            3,000               174
    SAMSUNG ELECTRO-MECHANICS*     2,900                93
    SAMSUNG ELECTRONICS              504                63
    SK TELECOM                       590               126
--------------------------------------------------------------------------------
    TOTAL SOUTH KOREA                               $1,090
--------------------------------------------------------------------------------
    TAIWAN -- 9.8%
    ACER COMMUNICATIONS
     & MULTIMEDIA                 61,200                73
    ASUSTEK COMPUTER              25,737               128
    FAR EASTERN TEXTILE          175,840               145
    SHINKONG SYNTHETIC FIBERS*         1                --
    SILICONWARE PRECISION
     INDUSTRIES*                 163,020               124
    SYSTEX*                       19,000                32
    TAIWAN CELLULAR*              26,000                54
    UNITED MICROELECTRONICS*     110,540               195
    UNIVERSAL SCIENTIFIC
     INDUSTRIES*                  59,600                53
    VIA TECHNOLOGIES*              9,000                65
    WINBOND ELECTRONICS*          25,000                24
--------------------------------------------------------------------------------
    TOTAL TAIWAN                                    $  893
--------------------------------------------------------------------------------

                                                    MARKET
DESCRIPTION                       SHARES       VALUE (000)
--------------------------------------------------------------------------------
    TURKEY -- 8.4%
    AK ENERJI ELEKTRIK URETIM* 1,185,000          $     48
    AKSIGORTA                  6,206,916               123
    NETAS TELEKOMUNIK          1,602,801               204
    TUPRAS TURKIYE
     PETROL RAFINE             2,500,000               114
    VESTEL ELEKTRONIK SANAYI*    479,786                98
    YAPI VE KREDI BANKASI*    20,984,522               181
--------------------------------------------------------------------------------
    TOTAL TURKEY                                    $  768
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
    (Cost $9,012)                                   $8,115
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS -- 9.5%
    BRAZIL -- 9.5%
    BANCO ITAU                 1,199,000                93
    PETROLEO BRASILEIRO           12,129               321
    TELESP CELULAR
     PARTICIPACOES             4,167,454                49
    TELE NORTE LESTE
     PARTICIPACOES*           11,733,627               256
    CVRD-COMPANHIA VALE
     DO RIO DOCE                   6,320               146
--------------------------------------------------------------------------------
    TOTAL BRAZIL                                    $  865
--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
    (Cost $532)                                     $  865
--------------------------------------------------------------------------------
COMMON STOCK -- 2.2%
    COMVERSE TECHNOLOGY*           1,800               201
--------------------------------------------------------------------------------
TOTAL COMMON STOCK

    (Cost $161)                                     $  201
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.6%
    (Cost $9,705)                                   $9,181
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- (0.6%)           $ (57)
================================================================================
NET ASSETS:
Portfolio  Shares of Retail  Class A (unlimited
   authorization  -- no par value)
   based on 988,857 outstanding shares
   of beneficial interest                           20,477
Accumulated net realized loss on investments       (10,829)
Net unrealized depreciation on investments            (524)
================================================================================
TOTAL NET ASSETS-- 100.0%                           $9,124
================================================================================
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE-- RETAIL CLASS A                 $9.23
================================================================================
MAXIMUM OFFERING PRICE PER SHARE --
    RETAIL CLASS A ($9.23 / 95.25%)                  $9.69
================================================================================
* NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
DEMAT--DEMATERIALIZATION SHARES
GDR--GLOBAL DEPOSITORY RECEIPT
SER--SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----

                      This page is intentionally left blank

                                                                           -----


                   STATEMENTS OF OPERATIONS (000) (UNAUDITED)

                      FOR THE PERIOD ENDED OCTOBER 31, 2000


                                           TAX-FREE     U.S. GOVERNMENT    U.S. TREASURY     SHORT-TERM     SHORT-TERM      MARYLAND
                            MONEY MARKET  MONEY MARKET   MONEY MARKET      MONEY MARKET       TREASURY         BOND         TAX-FREE
                             PORTFOLIO     PORTFOLIO      PORTFOLIO         PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                             ----------- -------------  ---------------    -------------    -----------     ----------  ------------

INVESTMENT INCOME:

   Interest                    $35,836     $ 3,010         $49,218           $13,296           $ 1,241       $ 2,902+       $ 3,093
                               -------     -------         -------           -------           -------       -------        -------
     Total Investment Income    35,836       3,010          49,218            13,296             1,241         2,902          3,093
                               -------     -------         -------           -------           -------       -------        -------

EXPENSES:
   Administrator Fees              700          92             977               285                29            58             74
   Investment Advisory Fees      1,345         176           1,878               547                78           336            370
   Less: Waiver of Investment
     Advisory Fees                (700)       (113)           (827)             (131)               --           (22)           (91)
   Custodian Fees                  105          17             164                49                 7            11             12
   Transfer Agency Fees             54           7              75                22                 3             5              6
   Professional Fees                55           8              70                22                 2             4              6
   Registration Fees                31          10              --                24                 6             5              6
   Distribution Fees--
     Retail Class A                338          52             167                25                19            --             38
   Less: Waiver of Distribution
     Fees-- Retail Class A          --          --              --                --                (7)           --             (6)
   Distribution Fees--
     Retail Class B                 --          --              84                --                --            --              1
   Distribution Fees--
     Institutional II Class        235          27              --                94                --            --             --
   Printing Fees                    61           9              88                20                 3             5              8
   Trustee Fees                     10           2              15                 4                --             1              1
   Amortization of Deferred
     Organization Costs             --          --              --                --                 2             4             --
   Miscellaneous Fees               11           3              39                 6                --             2              2
   Shareholder Servicing Fees       --
     Institutional Class           369          47             943               220                26            67             66
   Less: Waiver of Shareholder
     Servicing
     Fees--Institutional Class    (172)        (22)           (440)             (103)              (16)          (40)           (13)
   Shareholder Servicing Fees--
     Retail Class A                203          32             100                15                 7            --             19
   Less: Waiver of Shareholder
     Servicing
     Fees--Retail Class A         (122)        (19)            (60)               (9)               (7)           --            (19)
   Shareholder Servicing Fees--
     Retail Class B                 --          --              --                --                --            --             --
     Total Expenses              2,523         328           3,273             1,090               152           436            480
                               -------     -------         -------           -------           -------       -------        -------
   Net Investment Income        33,313       2,682          45,945            12,206             1,089         2,466          2,613
                               -------     -------         -------           -------           -------       -------        -------
   Net Realized Gain (Loss) on
     Investments                    --          --              --                43               (92)         (799)          (382)
   Net Change in Unrealized
     Appreciation on Investments    --          --              --                --               574         2,152          3,428
                               -------     -------         -------           -------           -------       -------        -------

Net Realized and Unrealized
  Gain on Investments               --          --              --                43               482         1,353          3,046
                               -------     -------         -------           -------           -------       -------        -------
Net Increase in Net Assets
  Resulting from Operations    $33,313     $ 2,682         $45,945           $12,249           $ 1,571       $ 3,819        $ 5,659
                               =======     =======         =======           =======           =======       =======        =======




                                  PENNSYLVANIA      INTERMEDIATE    U.S. GOVERNMENT
                                    TAX-FREE        FIXED INCOME          BOND         INCOME
                                   PORTFOLIO         PORTFOLIO          PORTFOLIO     PORTFOLIO
                                  ------------      ------------    ---------------   ---------

INVESTMENT INCOME:

   Interest                          $ 4,467          $ 4,027+         $ 5,303+       $13,187+
                                     -------           -------          -------        -------
     Total Investment Income           4,467            4,027            5,303         13,187
                                     -------           -------          -------        -------

EXPENSES:

   Administrator Fees                   107                79              103            242
   Investment Advisory Fees             535               363              594          1,115
   Less: Waiver of Investment
     Advisory Fees                       --               (67)             (71)          (167)
   Custodian Fees                        11                15               22             38
   Transfer Agency Fees                   8                 6                8             19
   Professional Fees                      7                 6                7             19
   Registration Fees                      8                10                4             20
   Distribution Fees--
     Retail Class A                       5                --                4             10
   Less: Waiver of Distribution
     Fees-- Retail Class A               (1)               --               (1)            (2)
   Distribution Fees--
     Retail Class B                       1                --               --              2
   Distribution Fees--
     Institutional II Class              --                --               --             --
   Printing Fees                          8                 8               10             22
   Trustee Fees                           2                 1                2              4
   Amortization of Deferred
     Organization Costs                   7                --                4             --
   Miscellaneous Fees                     3                 2                3              4
   Shareholder Servicing Fees
     Institutional Class                121                91              117            273
   Less: Waiver of Shareholder
     Servicing
     Fees--Institutional Class          (32)              (24)             (31)           (55)
   Shareholder Servicing Fees--
     Retail Class A                       2                --                2              5
   Less: Waiver of Shareholder
     Servicing
     Fees--Retail Class A                (2)               --               (2)            (5)
   Shareholder Servicing Fees--
     Retail Class B                      --                --               --              1
     Total Expenses                     790               490              775          1,545
                                    -------           -------          -------        -------
   Net Investment Income              3,677             3,537            4,528         11,642
                                    -------           -------          -------        -------
   Net Realized Gain (Loss) on

     Investments                       (434)             (832)          (2,651)          (228)
   Net Change in Unrealized
     Appreciation on Investments      5,394             2,837            5,677          7,523
                                    -------           -------          -------        -------

Net Realized and Unrealized
  Gain on Investments                 4,960             2,005            3,026          7,295
                                    -------           -------          -------        -------
Net Increase in Net Assets
  Resulting from Operations         $ 8,637           $ 5,542          $ 7,554        $18,937
                                    =======           =======          =======        =======

 + Includes income from securities lending program. See Notes to the Financial Statements for additional information.


    The accompanying notes are an integral part of the financial statements.

  86 & 87

---------



                   STATEMENTS OF OPERATIONS (000) (UNAUDITED)

                      FOR THE PERIOD ENDED OCTOBER 31, 2000

                                                                     EQUITY           VALUE              EQUITY          BLUE CHIP
                                                 BALANCED            INCOME           EQUITY             INDEX            EQUITY
                                                 PORTFOLIO          PORTFOLIO        PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                 ---------          ---------        --------           ---------        ---------
INVESTMENT INCOME:
   Dividends                                     $    902           $    942         $  2,647           $    808          $  1,567
   Less: Foreign Taxes Withheld                        (3)                --              (15)                (7)              (27)
   Interest                                         5,138                 94               51                 56               447
                                                 --------           --------         --------           --------          --------
     Total Investment Income                        6,037              1,036            2,683                857             1,987
                                                 --------           --------         --------           --------          --------
EXPENSES:
   Administrator Fees                                 264                 57              274                 95               203
   Less: Waiver of Administrator Fees                  --                 --               --                (34)               --
   Investment Advisory Fees                         1,319                305            2,108                146             1,092
   Less: Waiver of Investment
     Advisory Fees                                   (183)               (26)            (274)               (85)             (156)
   Less: Reimbursement by Investment
     Advisor                                           --                 --               --                 --                --
   Custodian Fees                                      38                 17               52                 27                24
   Transfer Agency Fees                                23                  4               21                  7                51
   Professional Fees                                   16                  5               18                  7                14
   Registration Fees                                   64                  4               --                  8                25
   Distribution Fees-- Retail Class A                  90                  7               16                 15               206
   Less: Waiver of Distribution Fees --
     Retail Class A                                   (34)                (3)              (6)                (6)             (112)
   Distribution Fees-- Retail Class B                  47                 --                2                 --                47
   Distribution Fees --
     Institutional II Class                            --                 --               --                 --                --
   Printing Fees                                       19                  5               24                 11                18
   Trustee Fees                                         3                  1                4                  1                 2
   Amortization of Deferred
     Organization Costs                                --                  1                5                  1                 2
   Miscellaneous Fees                                   6                  1                5                  2                 1
   Shareholder Servicing Fees --
     Institutional Class                              261                 63              310                103               169
   Less: Waiver of Shareholder
     Servicing Fees-- Institutional
     Class                                            (12)                (3)             (14)              (103)               (7)
   Shareholder Servicing Fees--
     Retail Class A                                    34                  3                6                  6                56
   Less: Waiver of Shareholder
     Servicing Fees-- Retail Class A                  (34)                (3)              (6)                (6)              (56)
   Shareholder Servicing Fees--
     Retail Class B                                    16                 --                1                 --                15
                                                 --------           --------         --------           --------          --------
     Total Expense                                  1,937                438            2,546                195             1,594
                                                 --------           --------         --------           --------          --------
   Net Investment Income (Loss)                     4,100                598              137                662               393
                                                 --------           --------         --------           --------          --------
   Net Realized Gain (Loss) on
     Investments                                    2,035              3,634              763             18,156            (6,772)
   Net Realized (Loss) on
     Foreign Currency Transactions                     --                 --               --                 --                --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                                (9,912)               539           (6,821)           (19,460)           (5,352)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Foreign Currency                               --                 --               --                 --                --
                                                 --------           --------         --------           --------          --------
   Net Realized and Unrealized
     Gain (Loss) on Investments                    (7,877)             4,173           (6,058)            (1,304)          (12,124)
                                                 --------           --------         --------           --------          --------
   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations                                  $ (3,777)          $  4,771         $ (5,921)          $   (642)         $(11,731)
                                                 ========           ========         ========           ========          ========




                                                  CAPITAL           MID-CAP        SMALL-CAP
                                                  GROWTH            EQUITY          EQUITY
                                                 PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                 ---------         ---------       ---------
INVESTMENT INCOME:
   Dividends                                     $    737           $    323        $    116
   Less: Foreign Taxes Withheld                        (1)                --              --
   Interest                                           992                 70             265
                                                 --------           --------        --------
     Total Investment Income                        1,728                393             381
                                                 --------           --------        --------
EXPENSES:
   Administrator Fees                                 175                 66              69
   Less: Waiver of Administrator Fees                  --                 --              --
   Investment Advisory Fees                           942                404             425
   Less: Waiver of Investment
     Advisory Fees                                    (67)               (30)             (5)
   Less: Reimbursement by Investment
     Advisor                                           --                 --              --
   Custodian Fees                                      15                 17              19
   Transfer Agency Fees                                22                  5               6
   Professional Fees                                   12                  5               4
   Registration Fees                                   17                  8              11
   Distribution Fees-- Retail Class A                 109                  3              52
   Less: Waiver of Distribution Fees --
     Retail Class A                                   (41)                (1)            (20)
   Distribution Fees-- Retail Class B                  60                 --              --
   Distribution Fees --
     Institutional II Class                            --                 --              --
   Printing Fees                                       16                  6               5
   Trustee Fees                                         2                  1               1
   Amortization of Deferred
     Organization Costs                                --                  1              --
   Miscellaneous Fees                                   4                  2               1
   Shareholder Servicing Fees --
     Institutional Class                              149                 74              60
   Less: Waiver of Shareholder
     Servicing Fees-- Institutional
     Class                                             (7)                (3)             (3)
   Shareholder Servicing Fees--
     Retail Class A                                    41                  1              20
   Less: Waiver of Shareholder
     Servicing Fees-- Retail Class A                  (41)                (1)            (20)
   Shareholder Servicing Fees--
     Retail Class B                                    20                 --              --
                                                 --------           --------        --------
     Total Expense                                  1,428                558             625
                                                 --------           --------        --------
   Net Investment Income (Loss)                       300               (165)           (244)
                                                 --------           --------        --------
   Net Realized Gain (Loss) on
     Investments                                   (2,919)            12,448         (20,151)
   Net Realized (Loss) on
     Foreign Currency Transactions                     --                 --              --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                               (15,102)            (8,763)         10,588
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Foreign Currency                               --                 --              --
                                                 --------           --------        --------
   Net Realized and Unrealized
     Gain (Loss) on Investments                   (18,021)             3,685          (9,563)
                                                 --------           --------        --------
   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations                                  $(17,721)          $  3,520        $ (9,807)
                                                 ========           ========        ========




                                                               INTERNATIONAL                    EMERGING MARKETS
                                                              EQUITY PORTFOLIO                  EQUITY PORTFOLIO
                                                    --------------- ----------------   --------------------------------
                                                    (AUDITED)(1)(2) (1/1/99-12/31/99)  (AUDITED)(1)(2) (1/1/99-12/31/99)
                                                    --------------- -----------------  --------------- ----------------

INVESTMENT INCOME:

   Dividends                                           $    260           $    378           $    132                308
   Less: Foreign Taxes Withheld                             (33)               (36)               (12)               (14)
   Interest                                                  56                 11                 --                 22
                                                       --------           --------           ---------             -----
     Total Investment Income                                283                353                120                316
                                                       --------           --------           ---------             -----
EXPENSES:

   Administrator Fees                                        81                111                 56                 88
   Less: Waiver of Administrator Fees                        --                 --                 --                 --
   Investment Advisory Fees                                 231                188                117                154
   Less: Waiver of Investment
     Advisory Fees                                          (87)              (145)               (93)              (154)
   Less: Reimbursement by Investment
     Advisor                                                 --                 --               (124)              (191)
   Custodian Fees                                            83                 43                 56                 85
   Transfer Agency Fees                                      32                 51                 86                121
   Professional Fees                                         28                 70                 30                 81
   Registration Fees                                          9                 16                  7                 21
   Distribution Fees-- Retail Class A                        34                 42                 42                 54
   Less: Waiver of Distribution Fees --

     Retail Class A                                          (4)                --                 (3)                --
   Distribution Fees-- Retail Class B                        --                 --                 --                 --
   Distribution Fees --

     Institutional II Class                                  --                 --                 --                 --
   Printing Fees                                              5                  4                  9                 --
   Trustee Fees                                              19                 34                 20                 32
   Amortization of Deferred
     Organization Costs                                      --                 --                 --                 --
   Miscellaneous Fees                                        20                 10                 20                 13
   Shareholder Servicing Fees --

     Institutional Class                                     14                 --                 --                 --
   Less: Waiver of Shareholder
     Servicing Fees-- Institutional

     Class                                                   --                 --                 --                 --
   Shareholder Servicing Fees--
     Retail Class A                                           4                 --                 --                 --
   Less: Waiver of Shareholder
     Servicing Fees-- Retail Class A                         (4)                --                 --                 --
   Shareholder Servicing Fees--
     Retail Class B                                          --                 --                 --                 --
                                                       --------           --------           ---------          --------
     Total Expense                                          465                424                223                304
                                                       --------           --------           ---------          --------
   Net Investment Income (Loss)                            (182)               (71)              (103)                12
                                                       --------           --------           ---------          --------
   Net Realized Gain (Loss) on

     Investments                                          3,040              2,229              2,110              1,335
   Net Realized (Loss) on
     Foreign Currency Transactions                         (177)                 8                (84)              (126)
   Net Change in Unrealized
     Appreciation (Depreciation)

     on Investments                                      (9,740)             2,595             (6,726)             7,013
   Net Change in Unrealized
     Appreciation (Depreciation)

     on Foreign Currency                                     (3)                (1)                16                 20
                                                       --------           --------           ---------          --------
   Net Realized and Unrealized

     Gain (Loss) on Investments                          (6,880)             4,831             (4,684)             8,242
                                                       --------           --------           ---------          --------
   Net Increase (Decrease) in Net
     Assets Resulting from

     Operations                                        $ (7,062)          $  4,760           $ (4,787)          $  8,254
                                                       ========           ========           ========           ========


(1)For the ten-month period from 1/1/00 through 10/31/00

(2)The operations of the Portfolio prior to August 12, 2000 are those of the former Govett Fund. See Note 8.



    The accompanying notes are an integral part of the financial statements.

                                                                         88 & 89

                                                                       ---------

              STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)

                        FOR THE YEAR OR PERIOD INDICATED



                                                   MONEY MARKET                TAX-FREE MONEY               U.S. GOVERNMENT MONEY
                                                    PORTFOLIO                 MARKET PORTFOLIO                MARKET PORTFOLIO
                                           -------------------------      ------------------------      ----------------------------
                                              5/1/00        5/1/99           5/1/00        5/1/99           5/1/00         5/1/99
                                            to 10/31/00   to 4/30/00      to 10/31/00   to 4/30/00       to 10/31/00     to 4/30/00
                                           ------------   ----------      -----------   ----------       -----------    -----------

OPERATIONS:
  Net Investment Income                    $   33,313     $   52,780        $  2,682      $  4,908       $   45,945     $   82,159
  Net Realized Gain (Loss) on
       Investments                                 --             --              --            (1)              --             (8)
     Net Change in Unrealized Appreciation
       (Depreciation) on Investments               --             --              --            --               --             --
     Net Increase (Decrease) in Net Assets
                                           ----------     ----------        --------      --------       ----------     ----------
       from Operations                         33,313         52,780           2,682         4,907           45,945         82,151
                                           ----------     ----------        --------      --------       ----------     ----------
  DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income

    Institutional Class                       (15,435)       (26,445)         (1,227)       (2,320)         (38,601)       (69,711)
    Retail Class A                             (8,207)       (13,178)           (778)       (1,407)          (3,951)        (6,664)
    Retail Class B                                 (1)            (1)             --            --               --             --
    Institutional II Class                     (9,677)       (13,156)           (685)       (1,180)          (3,406)        (5,784)
  Net Capital Gains
     Institutional Class                           --             --              --            --               --             --
     Retail Class A                                --             --              --            --               --             --
     Retail Class B                                --             --              --            --               --             --
     Institutional Class II                        --             --              --            --               --             --
                                           ----------     ----------        --------      --------       ----------     ----------
   Total Distributions                        (33,320)       (52,780)         (2,690)       (4,907)         (45,958)       (82,159)
                                           ----------     ----------        --------      --------       ----------     ----------
  CAPITAL SHARE TRANSACTIONS:
     Institutional Class:

       Shares Issued                          460,559        863,114          34,077        81,666        1,319,786      2,438,888
       Shares Issued in Lieu of Cash
       Distributions                            1,321          1,006              --            --               --             --
     Shares Redeemed                         (480,682)      (882,061)        (39,003)      (95,896)      (1,519,632)    (2,452,173)
                                           ----------     ----------        --------      --------       ----------     ----------
   Total Institutional Class Share
     Transactions                             (18,802)       (17,941)         (4,926)      (14,230)        (199,846)       (13,285)
                                           ----------     ----------        --------      --------       ----------     ----------
   Retail Class A:
     Shares Issued                             81,575        306,915          12,678       110,876          160,497        586,782
     Shares Issued in Lieu of Cash
       Distributions                            7,815         11,825             671         1,101               --             --
     Shares Redeemed                          (71,463)      (314,096)        (25,267)      (99,516)        (123,211)      (570,240)
                                           ----------     ----------        --------      --------       ----------     ----------
   Total Retail Class A Share Transactions     17,927          4,644         (11,918)       12,461           37,286         16,542
                                           ----------     ----------        --------      --------       ----------     ----------
   Retail Class B:
     Shares Issued                                  6             23              --            --               --             --
     Shares Issued in Lieu of Cash
       Distributions                                1              1              --            --               --             --
     Shares Redeemed                               --            (23)             --            --               --             --
                                           ----------     ----------        --------      --------       ----------     ----------
   Total Retail Class B Share Transactions          7              1              --            --               --             --
                                           ----------     ----------        --------      --------       ----------     ----------
   Institutional II Class:
     Shares Issued                            632,950      1,160,221          41,439        86,449          265,129        483,872
     Shares Issued in Lieu of Cash
       Distributions                               --             --              --            --               --              5
     Shares Redeemed                         (631,755)    (1,088,667)        (45,110)      (94,768)        (235,237)      (541,518)
                                           ----------     ----------        --------      --------       ----------     ----------
   Total Institutional II Class Share
     Transactions                               1,195         71,554          (3,671)       (8,319)          29,892        (57,641)
                                           ----------     ----------        --------      --------       ----------     ----------
   Increase (Decrease) in Net Assets from
     Shareholder Transactions                     327         58,258         (20,515)      (10,088)        (132,668)       (54,384)
                                           ----------     ----------        --------      --------       ----------     ----------
   NET INCREASE (DECREASE) IN NET ASSETS          320         58,258         (20,523)      (10,088)        (132,681)       (54,392)

NET ASSETS:
   Beginning of period                      1,060,954      1,002,696         144,892       154,980        1,619,853      1,674,245
                                           ----------     ----------        --------      --------       ----------     ----------
     End of period                         $1,061,274     $1,060,954        $124,369      $144,892       $1,487,172     $1,619,853
                                           ==========     ==========        ========      ========       ==========     ==========
  SHARES ISSUED AND REDEEMED:
   Institutional Class:

     Shares Issued                            460,559        863,114          34,077        81,666        1,319,786      2,438,888
Shares Issued in Lieu of Cash
       Distributions                            1,321          1,006              --            --               --             --
     Shares Redeemed                         (480,682)      (882,061)        (39,003)      (95,896)      (1,519,632)    (2,452,173)
                                           ----------     ----------        --------      --------       ----------     ----------
   Total Institutional Class Share
     Transactions                             (18,802)       (17,941)         (4,926)      (14,230)        (199,846)       (13,285)
                                           ----------     ----------        --------      --------       ----------     ----------
   Retail Class A:
     Shares Issued                             81,575        306,915          12,678       110,876          160,497        586,782
     Shares Issued in Lieu of Cash
       Distributions                            7,815         11,825             671         1,101               --             --
     Shares Redeemed                          (71,463)      (314,096)        (25,267)      (99,516)        (123,211)      (570,240)
                                           ----------     ----------        --------      --------       ----------     ----------
   Total Retail Class A Share Transactions     17,927          4,644         (11,918)       12,461           37,286         16,542
                                           ----------     ----------        --------      --------       ----------     ----------
   Retail Class B:
     Shares Issued                                  6             23              --            --               --             --
     Shares Issued in Lieu of Cash
       Distributions                                1              1              --            --               --             --
     Shares Redeemed                               --            (23)             --            --               --             --
                                           ----------     ----------        --------      --------       ----------     ----------
   Total Retail Class B Share Transactions          7              1              --            --               --             --
                                           ----------     ----------        --------      --------       ----------     ----------
   Institutional II Class:
     Shares Issued                            632,950      1,160,221          41,436        86,449          265,129        483,872
     Shares Issued in Lieu of Cash
       Distributions                               --             --              --            --               --              5
     Shares Redeemed                         (631,756)    (1,088,667)        (45,110)      (94,768)        (235,237)      (541,518)
                                           ----------     ----------        --------      --------       ----------     ----------
   Total Institutional II Class Share
     Transactions                               1,194         71,554          (3,674)       (8,319)          29,892        (57,641)
                                           ----------     ----------        --------      --------       ----------     ----------
   Net Increase (Decrease) in Share
     Transactions                                 326         58,258         (20,518)      (10,088)        (132,668)       (54,384)
                                           ==========     ==========        ========      ========       ==========     ==========




                                                U.S. TREASURY MONEY             SHORT-TERM                    SHORT-TERM
                                                  MARKET PORTFOLIO           TREASURY PORTFOLIO             BOND PORTFOLIO
                                             ------------------------     ------------------------       --------------------
                                              5/1/00          5/1/99          5/1/00     5/1/99           5/1/00      5/1/99
                                             to 10/31/00   to 4/30/00     to 10/31/00   to 4/30/00      to 10/31/00 to 4/30/00
                                             -----------   ----------     -----------   ----------      ----------- ----------

OPERATIONS:

  Net Investment Income                     $ 12,206        $ 19,658      $  1,089       $  2,163        $  2,466    $  4,973
  Net Realized Gain (Loss) on
       Investments                                43              12           (92)           (78)           (799)       (320)
     Net Change in Unrealized Appreciation
       (Depreciation) on Investments              --              --           574           (672)          2,152      (2,817)
     Net Increase (Decrease) in Net Assets
                                            --------        --------      --------       --------        --------    --------
       from Operations                        12,249          19,670         1,571          1,413           3,819       1,836
                                            --------        --------      --------       --------        --------    --------
  DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income

    Institutional Class                       (8,211)        (13,487)         (867)        (1,618)         (2,468)     (4,969)
    Retail Class A                              (542)           (978)         (222)          (545)             --          --
    Retail Class B                                --              --            --             --              --          --
    Institutional II Class                    (3,446)         (5,202)           --             --              --          --
  Net Capital Gains

     Institutional Class                          --              --            --            (60)             --         (67)
     Retail Class A                               --              --            --            (20)             --          --
     Retail Class B                               --              --            --             --              --          --
     Institutional Class II                       --              --            --             --              --          --
                                            --------        --------      --------       --------        --------    --------
   Total Distributions                       (12,199)        (19,667)       (1,089)        (2,243)         (2,468)     (5,036)
                                            --------        --------      --------       --------        --------    --------
  CAPITAL SHARE TRANSACTIONS:
     Institutional Class:

       Shares Issued                         378,686         515,143         2,414         10,814           6,262      29,734
       Shares Issued in Lieu of Cash
       Distributions                               4               6            91            192           1,230       2,687
     Shares Redeemed                        (349,598)       (526,546)       (3,035)        (9,619)        (17,904)    (48,163)
                                            --------        --------      --------       --------        --------    --------
   Total Institutional Class Share

     Transactions                             29,092         (11,397)         (530)         1,387         (10,412)    (15,742)
                                            --------        --------      --------       --------        --------    --------
   Retail Class A:
     Shares Issued                            22,526          75,494           322          2,699              --          --
     Shares Issued in Lieu of Cash
       Distributions                             373             658           207            530              --          --
     Shares Redeemed                         (21,430)        (77,167)       (2,145)        (7,199)             --          --
                                            --------        --------      --------       --------        --------    --------
   Total Retail Class A Share Transactions     1,469          (1,015)       (1,616)        (3,970)             --          --
                                            --------        --------      --------       --------        --------    --------
   Retail Class B:
     Shares Issued                                --              --            --             --              --          --
     Shares Issued in Lieu of Cash
       Distributions                              --              --            --             --              --          --
     Shares Redeemed                              --              --            --             --              --          --
                                            --------        --------      --------       --------        --------    --------
   Total Retail Class B Share Transactions        --              --            --             --              --          --
                                            --------        --------      --------       --------        --------    --------
   Institutional II Class:
     Shares Issued                           193,206         377,012            --             --              --          --
     Shares Issued in Lieu of Cash
       Distributions                              --              --            --             --              --          --
     Shares Redeemed                        (200,819)       (386,854)           --             --              --          --
                                            --------        --------      --------       --------        --------    --------
   Total Institutional II Class Share

     Transactions                             (7,613)         (9,842)           --             --              --          --
                                            --------        --------      --------       --------        --------    --------
   Increase (Decrease) in Net Assets from
     Shareholder Transactions                 22,948         (22,254)       (2,146)        (2,583)        (10,412)    (15,742)
                                            --------        --------      --------       --------        --------    --------
   NET INCREASE (DECREASE) IN NET ASSETS      22,998         (22,251)       (1,664)        (3,413)         (9,061)    (18,942)

NET ASSETS:

   Beginning of period                       426,564         448,815        44,681        48,094           92,185     111,127
                                            --------        --------      --------       --------        --------    --------
     End of period                          $449,562        $426,564      $ 43,017       $ 44,681        $ 83,124    $ 92,185
                                            ========        ========      ========       ========        ========    ========
  SHARES ISSUED AND REDEEMED:

   Institutional Class:

     Shares Issued                           378,686         515,143           243          1,092             643       3,032
     Shares Issued in Lieu of Cash
       Distributions                               5               6             9             19             127         274
     Shares Redeemed                        (349,598)       (526,546)         (306)          (971)         (1,840)     (4,906)
                                            --------        --------      --------       --------        --------    --------
   Total Institutional Class Share

     Transactions                             29,093         (11,397)          (54)           140          (1,070)     (1,600)
                                            --------        --------      --------       --------        --------    --------
   Retail Class A:
     Shares Issued                            22,526          75,494            33            270              --          --
     Shares Issued in Lieu of Cash
       Distributions                             373             658            21             53              --          --
     Shares Redeemed                         (21,430)        (77,167)         (216)          (725)             --          --
                                            --------        --------      --------       --------        --------    --------
   Total Retail Class A Share Transactions     1,469          (1,015)         (162)          (402)             --          --
                                            --------        --------      --------       --------        --------    --------
   Retail Class B:
     Shares Issued                                --              --            --             --              --          --
     Shares Issued in Lieu of Cash
       Distributions                              --              --            --             --              --          --
     Shares Redeemed                              --              --            --             --              --          --
                                            --------        --------      --------       --------        --------    --------
   Total Retail Class B Share Transactions        --              --            --             --              --          --
                                            --------        --------      --------       --------        --------    --------
   Institutional II Class:
     Shares Issued                           193,206         377,012            --             --              --          --
     Shares Issued in Lieu of Cash

       Distributions                              --              --            --             --              --          --
     Shares Redeemed                        (200,819)       (386,854)           --             --              --          --
                                            --------        --------      --------       --------        --------    --------
   Total Institutional II Class Share
     Transactions                             (7,613)         (9,842)           --             --              --          --
                                            --------        --------      --------       --------        --------    --------
   Net Increase (Decrease) in Share
     Transactions                             22,949         (22,254)         (216)          (262)         (1,070)     (1,600)
                                            ========        ========      ========       ========        ========    ========




                                                   MARYLAND                 PENNSYLVANIA             INTERMEDIATE FIXED
                                              TAX-FREE PORTFOLIO         TAX-FREE PORTFOLIO           INCOME PORTFOLIO
                                             --------------------       --------------------        --------------------
                                              5/1/00      5/1/99         5/1/00      5/1/99          5/1/00      5/1/99
                                            o 10/31/00  to 4/30/00    to 10/31/00  to 4/30/00     to 10/31/00  to 4/30/00
                                            ----------  ----------    -----------  ----------     -----------  ----------

OPERATIONS:

  Net Investment Income                      $  2,613    $  5,557       $  3,677    $  8,359        $  3,537    $  5,958
  Net Realized Gain (Loss) on
       Investments                               (382)     (1,021)          (434)     (4,790)           (832)       (205)
     Net Change in Unrealized Appreciation
       (Depreciation) on Investments            3,428      (7,849)         5,394     (12,547)          2,837      (5,262)
     Net Increase (Decrease) in Net Assets
                                             --------    --------       --------    --------        --------    --------
       from Operations                          5,659      (3,313)         8,637      (8,978)          5,542         491
                                             --------    --------       --------    --------        --------    --------
  DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income

    Institutional Class                        (2,031)     (4,199)        (3,601)     (8,167)         (3,542)     (5,959)
    Retail Class A                               (579)     (1,357)           (68)       (190)             --          --
    Retail Class B                                 (3)         (1)            (2)         (2)             --          --
    Institutional II Class                         --          --             --          --              --          --
  Net Capital Gains

     Institutional Class                           --        (401)            --        (624)             --         (94)
     Retail Class A                                --        (137)            --         (40)             --          --
     Retail Class B                                --          --             --          --              --          --
     Institutional Class II                        --          --             --          --              --          --
                                             --------    --------       --------    --------        --------    --------
   Total Distributions                         (2,613)     (6,095)        (3,671)     (9,023)         (3,542)     (6,053)
                                             --------    --------       --------    --------        --------    --------
  CAPITAL SHARE TRANSACTIONS:
     Institutional Class:

       Shares Issued                            5,616      17,060          7,524      31,011          15,821      40,307
       Shares Issued in Lieu of Cash
       Distributions                              148         473             58         670             679         964
     Shares Redeemed                           (7,695)    (17,744)       (12,245)    (77,970)         (8,149)    (21,574)
                                             --------    --------       --------    --------        --------    --------
   Total Institutional Class Share

     Transactions                              (1,931)       (211)        (4,663)    (46,289)          8,351      19,697
                                             --------    --------       --------    --------        --------    --------
   Retail Class A:
     Shares Issued                              1,072       8,139            217       8,207              --          --
     Shares Issued in Lieu of Cash

       Distributions                              430       1,254             51         190              --          --
     Shares Redeemed                           (4,990)    (13,447)          (174)     (8,708)             --          --
                                             --------    --------       --------    --------        --------    --------
   Total Retail Class A Share Transactions     (3,488)     (4,054)            94        (311)             --          --
                                             --------    --------       --------    --------        --------    --------
   Retail Class B:
     Shares Issued                                268          50              2         187              --          --
     Shares Issued in Lieu of Cash

       Distributions                                3           1              1           2              --          --
     Shares Redeemed                               --          --           (142)         --              --          --
                                             --------    --------       --------    --------        --------    --------
   Total Retail Class B Share Transactions        271          51           (139)        189              --          --
                                             --------    --------       --------    --------        --------    --------
   Institutional II Class:
     Shares Issued                                 --          --             --          --              --          --
     Shares Issued in Lieu of Cash

       Distributions                               --          --             --          --              --          --
     Shares Redeemed                               --          --             --          --              --          --
                                             --------    --------       --------    --------        --------    --------
   Total Institutional II Class Share

     Transactions                                  --          --             --          --              --          --
                                             --------    --------       --------    --------        --------    --------
   Increase (Decrease) in Net Assets from
     Shareholder Transactions                  (5,148)     (4,214)        (4,708)    (46,411)         8,351       19,697
                                             --------    --------       --------    --------        --------    --------
   NET INCREASE (DECREASE) IN NET ASSETS       (2,102)    (13,622)           258     (64,412)        10,351       14,135

NET ASSETS:

   Beginning of period                        113,819     127,441        163,888     228,300        114,554      100,419
                                             --------    --------       --------    --------        --------    --------
     End of period                           $111,717    $113,819       $164,146    $163,888        $124,905    $114,554
                                             ========    ========       ========    ========        ========    ========
  SHARES ISSUED AND REDEEMED:

   Institutional Class:

     Shares Issued                                586       1,776            786       3,270           1,669       4,196
     Shares Issued in Lieu of Cash
       Distributions                               15          49              6          70              72         101
     Shares Redeemed                             (803)     (1,862)        (1,287)     (8,164)           (857)     (2,253)
                                             --------    --------       --------    --------        --------    --------
   Total Institutional Class Share

     Transactions                                (202)        (37)          (495)     (4,824)            884       2,044
                                             --------    --------       --------    --------        --------    --------
   Retail Class A:
     Shares Issued                                112         825             23         858              --          --
     Shares Issued in Lieu of Cash

       Distributions                               45         130              5          20              --          --
     Shares Redeemed                             (518)     (1,392)           (18)       (928)             --          --
                                             --------    --------       --------    --------        --------    --------
   Total Retail Class A Share Transactions       (361)       (437)            10         (50)             --          --
                                             --------    --------       --------    --------        --------    --------
   Retail Class B:
     Shares Issued                                 28           5             --          20              --          --
     Shares Issued in Lieu of Cash

       Distributions                               --          --             --          --              --          --
     Shares Redeemed                               --          --            (14)         --              --          --
                                             --------    --------       --------    --------        --------    --------
   Total Retail Class B Share Transactions         28           5            (14)         20              --          --
                                             --------    --------       --------    --------        --------    --------
   Institutional II Class:
     Shares Issued                                 --          --             --          --              --          --
     Shares Issued in Lieu of Cash

       Distributions                               --          --             --          --              --          --
     Shares Redeemed                               --          --             --          --              --          --
                                             --------    --------       --------    --------        --------    --------
   Total Institutional II Class Share
     Transactions                                  --          --             --          --              --          --
                                             --------    --------       --------    --------        --------    --------
   Net Increase (Decrease) in Share
     Transactions                                (535)       (469)          (499)     (4,854)            884       2,044
                                             ========    ========       ========    ========        ========    ========

    The accompanying notes are an integral part of the financial statements.

                                                                         90 & 91

                                                                         -------

              STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)

                        FOR THE YEAR OR PERIOD INDICATED



                                         U.S. GOVERNMENT                   INCOME                      BALANCED
                                         BOND PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                      --------------------          --------------------         --------------------
                                       5/1/00      5/1/99            5/1/00      5/1/99           5/1/00      5/1/99
                                    to 10/31/00  to 4/30/00       to 10/31/00  to 4/30/00      to 10/31/00  to 4/30/00
                                      --------    --------          --------    --------         --------    --------

OPERATIONS:
   Net Investment Income (Loss)       $  4,528    $ 11,125          $ 11,642    $ 20,635         $  4,100    $  4,016
   Net Realized Gain (Loss)

      on Investments                    (2,651)     (2,751)             (228)     (5,446)           2,035      23,312
   Net Change in Unrealized
      Appreciation (Depreciation)

      on Investments                     5,677      (8,673)            7,523     (15,567)          (9,912)      7,859
                                      --------    --------          --------    --------         --------    --------
   Net Increase (Decrease)

     in Net Assets from Operations       7,554        (299)           18,937        (378)          (3,777)     35,187
                                      --------    --------          --------    --------         --------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income

     Institutional Class                (4,460)    (10,963)          (11,311)    (20,146)          (3,543)     (2,977)
     Retail Class A                        (65)       (134)             (269)       (400)            (438)       (532)
     Retail Class B                         --          --               (12)        (20)             (80)        (57)
   Net Capital Gains
     Institutional Class                    --          --                --          --               --      (6,347)
     Retail Class A                         --          --                --          --               --      (1,468)
     Retail Class B                         --          --                --          --               --        (286)
                                      --------    --------          --------    --------         --------    --------
   Total Distributions                  (4,525)    (11,097)          (11,592)    (20,566)          (4,061)    (11,667)
                                      --------    --------          --------    --------         --------    --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:

     Shares Issued                       1,472      15,267            30,748      61,253           15,947     238,125
     Shares Issued in Lieu of Cash
       Distributions                     1,156       3,036             8,076      13,799            3,522       9,288
     Shares Redeemed                   (27,677)    (95,534)          (13,490)    (67,796)         (18,294)    (34,794)
                                      --------    --------          --------    --------         --------    --------
   Total Institutional Class Share
     Transactions                      (25,049)    (77,231)           25,334       7,256            1,175     212,619
                                      --------    --------          --------    --------         --------    --------
   Retail Class A:
   Proceeds from Govett Merger              --          --             3,395          --               --          --
     Shares Issued                         199       1,392               123         782            6,641      14,922
     Shares Issued in Lieu of Cash
       Distributions                        50         124               180         360              423       1,953
     Shares Redeemed                      (388)     (1,246)           (1,294)     (3,443)          (3,551)     (5,886)
                                      --------    --------          --------    --------         --------    --------
   Total Retail Class A

      Share Transactions                  (139)        270             2,404      (2,301)           3,513      10,989
                                      --------    --------          --------    --------         --------    --------
   Retail Class B:
     Shares Issued                          --          --                62         296            3,532       7,784
     Shares Issued in Lieu of Cash
       Distributions                        --          --                10          18               79         341
     Shares Redeemed                        --          --               (74)       (141)            (605)       (633)
                                      --------    --------          --------    --------         --------    --------
   Total Retail Class B

      Share Transactions                    --          --                (2)        173            3,006       7,492
                                      --------    --------          --------    --------         --------    --------
   Increase (Decrease) in Net
     Assets from Shareholder

     Transactions                      (25,188)    (76,961)           27,736       5,128            7,694     231,100
                                      --------    --------          --------    --------         --------    --------
   NET INCREASE (DECREASE)

      IN NET ASSETS                    (22,159)    (88,357)           35,081     (15,816)            (144)    254,620
NET ASSETS:
   Beginning of period                 169,212     257,569           349,519     365,335          402,421     147,801
                                      --------    --------          --------    --------         --------    --------
   End of period                      $147,053    $169,212          $384,600    $349,519         $402,277    $402,421
                                      ========    ========          ========    ========         ========    ========
SHARES ISSUED AND REDEEMED:
   Institutional Class:

     Shares Issued                         157       1,611             3,228       6,333              944      14,127
     Shares Issued in Lieu of Cash
       Distributions                       124         321               842       1,427              209         595
     Shares Redeemed                    (2,968)    (10,040)           (1,404)     (7,011)          (1,088)     (2,198)
                                      --------    --------          --------    --------         --------    --------
   Total Institutional Class Share
     Transactions                       (2,687)     (8,108)            2,666         749               65      12,524
                                      --------    --------          --------    --------         --------    --------
   Retail Class A:
   Shares issued from Govett Merger         --          --               348          --               --          --
     Shares Issued                          22         145                12          79              395         968
     Shares Issued in Lieu of Cash
       Distributions                         5          13                19          37               25         126
     Shares Redeemed                       (42)       (131)             (133)       (350)            (210)       (380)
                                      --------    --------          --------    --------         --------    --------
   Total Retail Class A Share
     Transactions                          (15)         27               246        (234)             210         714
                                      --------    --------          --------    --------         --------    --------
   Retail Class B:
     Shares Issued                          --          --                 7          30              210         502
     Shares Issued in Lieu of Cash
       Distributions                        --          --                 1           2                5          22
     Shares Redeemed                        --          --                (8)        (15)             (36)        (40)
                                      --------    --------          --------    --------         --------    --------
   Total Retail Class B Share

     Transactions                           --          --                --          17              179         484
                                      --------    --------          --------    --------         --------    --------
     Net Increase (Decrease)

       in Share Transactions            (2,702)     (8,081)            2,912         532              454      13,722
                                      ========    ========          ========    ========         ========    ========





                                           EQUITY INCOME                 VALUE EQUITY
                                             PORTFOLIO                     PORTFOLIO
                                        -------------------          ---------------------
                                        5/1/00      5/1/99            5/1/00       5/1/99
                                      to 10/31/00 to 4/30/00       to 10/31/00   to 4/30/00
                                        -------    --------          --------     --------

OPERATIONS:

   Net Investment Income (Loss)         $   598    $  1,692          $    137     $    768
   Net Realized Gain (Loss)
      on Investments                      3,634       5,839               763       72,783
   Net Change in Unrealized
      Appreciation (Depreciation)

      on Investments                        539      (3,327)           (6,821)     (27,927)
                                        -------    --------          --------     --------
   Net Increase (Decrease)

     in Net Assets from Operations        4,771       4,204            (5,921)      45,624
                                        -------    --------          --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income

     Institutional Class                   (575)     (1,633)              (91)        (848)
     Retail Class A                         (22)        (59)               --           (5)
     Retail Class B                          --          --                --           --
   Net Capital Gains
     Institutional Class                     --      (3,176)               --      (75,007)
     Retail Class A                          --        (120)               --         (968)
     Retail Class B                          --          --                --          (86)
                                        -------    --------          --------     --------
   Total Distributions                     (597)     (4,988)              (91)     (76,914)
                                        -------    --------          --------     --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:

     Shares Issued                        2,313       2,573            14,884       28,880
     Shares Issued in Lieu of Cash
       Distributions                         10       3,201                26       52,387
     Shares Redeemed                     (7,712)    (22,640)          (51,636)    (158,506)
                                        -------    --------          --------     --------
   Total Institutional Class Share
     Transactions                        (5,389)    (16,866)          (36,726)     (77,239)
                                        -------    --------          --------     --------
   Retail Class A:
   Proceeds from Govett Merger               --          --                --           --
     Shares Issued                          342         474             1,803        5,487
     Shares Issued in Lieu of Cash
       Distributions                         21         172                --          670
     Shares Redeemed                       (289)       (933)           (1,527)      (1,849)
                                        -------    --------          --------     --------
   Total Retail Class A

      Share Transactions                     74        (287)              276        4,308
                                        -------    --------          --------     --------
   Retail Class B:
     Shares Issued                           --          --               115          451
     Shares Issued in Lieu of Cash
       Distributions                         --          --                --           86
     Shares Redeemed                         --          --               (61)         (86)
                                        -------    --------          --------     --------
   Total Retail Class B

      Share Transactions                     --          --                54          451
                                        -------    --------          --------     --------
   Increase (Decrease) in Net
     Assets from Shareholder

     Transactions                        (5,315)    (17,153)          (36,396)     (72,480)
                                        -------    --------          --------     --------
   NET INCREASE (DECREASE)

      IN NET ASSETS                      (1,141)    (17,937)          (42,408)    (103,770)
NET ASSETS:
   Beginning of period                   86,826     104,763           436,774      540,544
                                        -------    --------          --------     --------
   End of period                        $85,685    $ 86,826          $394,366     $436,774
                                        =======    ========          ========     ========
SHARES ISSUED AND REDEEMED:
   Institutional Class:

     Shares Issued                          185         219               534        2,052
     Shares Issued in Lieu of Cash
       Distributions                          1         290                 2        4,036
     Shares Redeemed                       (620)     (1,944)           (3,147)     (10,974)
                                        -------    --------          --------     --------
   Total Institutional Class Share
     Transactions                          (434)     (1,435)           (2,611)      (4,886)
                                        -------    --------          --------     --------
   Retail Class A:
   Shares issued from Govett Merger          --          --                --           --
     Shares Issued                           27          41               117          381
     Shares Issued in Lieu of Cash
       Distributions                          2          15                --           52
     Shares Redeemed                        (23)        (80)              (97)        (133)
                                        -------    --------          --------     --------
   Total Retail Class A Share
     Transactions                             6         (24)               20          300
                                        -------    --------          --------     --------
   Retail Class B:
     Shares Issued                           --          --                 7           30
     Shares Issued in Lieu of Cash
       Distributions                         --          --                --            7
     Shares Redeemed                         --          --                (3)          (6)
                                        -------    --------          --------     --------
   Total Retail Class B Share

     Transactions                            --          --                 4           31
                                        -------    --------          --------     --------
     Net Increase (Decrease)

       in Share Transactions               (428)     (1,459)           (2,587)      (4,555)
                                        =======    ========          ========     ========




                                                EQUITY INDEX                 BLUE CHIP EQUITY
                                                  PORTFOLIO                      PORTFOLIO
                                            ---------------------         ---------------------
                                             5/1/00       5/1/99            5/1/00      5/1/99
                                          to 10/31/00   to 4/30/00        to 10/31/00 to 4/30/00
                                            --------     --------         --------     --------

OPERATIONS:

   Net Investment Income (Loss)             $    662     $  1,230         $    393     $    785
   Net Realized Gain (Loss)
      on Investments                          18,156        4,081           (6,772)      14,155
   Net Change in Unrealized
      Appreciation (Depreciation)

      on Investments                         (19,460)       6,778           (5,352)      30,755
                                            --------     --------         --------     --------
   Net Increase (Decrease)

     in Net Assets from Operations              (642)      12,089          (11,731)      45,695
                                            --------     --------         --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income

     Institutional Class                        (663)      (1,143)            (367)        (538)
     Retail Class A                              (28)         (50)             (81)        (131)
     Retail Class B                               --           --               --           --
   Net Capital Gains
     Institutional Class                          --       (2,577)              --       (2,889)
     Retail Class A                               --         (143)              --       (1,091)
     Retail Class B                               --           --               --         (115)
                                            --------     --------         --------     --------
   Total Distributions                          (691)      (3,913)            (448)      (4,764)
                                            --------     --------         --------     --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:

     Shares Issued                             6,154       76,893           31,383       82,264
     Shares Issued in Lieu of Cash
       Distributions                             518        3,343              125        2,930
     Shares Redeemed                         (42,118)     (23,701)         (11,146)     (32,344)
                                            --------     --------         --------     --------
   Total Institutional Class Share
     Transactions                            (35,446)      56,535           20,362       52,850
                                            --------     --------         --------     --------
   Retail Class A:
   Proceeds from Govett Merger                    --           --               --           --
     Shares Issued                               814        3,049            6,467       13,891
     Shares Issued in Lieu of Cash
       Distributions                              28          192               80        1,200
     Shares Redeemed                            (696)      (1,227)          (4,094)      (9,289)
                                            --------     --------         --------     --------
   Total Retail Class A

      Share Transactions                         146        2,014            2,453        5,802
                                            --------     --------         --------     --------
   Retail Class B:
     Shares Issued                                --           --            3,784        6,763
     Shares Issued in Lieu of Cash
       Distributions                              --           --               --          115
     Shares Redeemed                              --           --             (454)        (523)
                                            --------     --------         --------     --------
   Total Retail Class B

      Share Transactions                          --           --            3,330        6,355
                                            --------     --------         --------     --------
   Increase (Decrease) in Net
     Assets from Shareholder

     Transactions                            (35,300)      58,549           26,145       65,007
                                            --------     --------         --------     --------
   NET INCREASE (DECREASE)

      IN NET ASSETS                          (36,633)      66,725           13,966      105,938
NET ASSETS:
   Beginning of period                       158,610       91,885          295,591      189,653
                                            --------     --------         --------     --------
   End of period                            $121,977     $158,610         $309,557     $295,591
                                            ========     ========         ========     ========
SHARES ISSUED AND REDEEMED:
   Institutional Class:

     Shares Issued                               414        5,337            1,330        3,861
     Shares Issued in Lieu of Cash
       Distributions                              35          232                5          137
     Shares Redeemed                          (2,820)      (1,641)            (479)      (1,521)
                                            --------     --------         --------     --------
   Total Institutional Class Share
     Transactions                             (2,371)       3,928              856        2,477
                                            --------     --------         --------     --------
   Retail Class A:
   Shares issued from Govett Merger               --           --               --           --
     Shares Issued                                55          216              275          649
     Shares Issued in Lieu of Cash
       Distributions                               2           13                3           56
     Shares Redeemed                             (47)         (85)            (174)        (435)
                                            --------     --------         --------     --------
   Total Retail Class A Share
     Transactions                                 10          144              104          270
                                            --------     --------         --------     --------
   Retail Class B:
     Shares Issued                                --           --              162          319
     Shares Issued in Lieu of Cash
       Distributions                              --           --               --            5
     Shares Redeemed                              --           --              (19)         (25)
                                            --------     --------         --------     --------
   Total Retail Class B Share

     Transactions                                 --           --              143          299
                                            --------     --------         --------     --------
     Net Increase (Decrease)

       in Share Transactions                  (2,361)       4,072            1,103        3,046
                                            ========     ========         ========     ========


    The accompanying notes are an integral part of the financial statements.

                                                                         92 & 93

                                                                         -------

              STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)

                        FOR THE YEAR OR PERIOD INDICATED



                                          CAPITAL GROWTH               MID-CAP EQUITY             SMALL-CAP EQUITY
                                             PORTFOLIO                    PORTFOLIO                  PORTFOLIO
                                    -----------------------       -----------------------      -----------------------
                                       5/1/00      5/1/99            5/1/00      5/1/99           5/1/00      5/1/99
                                    to 10/31/00  to 4/30/00       to 10/31/00  to 4/30/00      to 10/31/00  to 4/30/00
                                    -----------  ----------       -----------  ----------      -----------  ----------

OPERATIONS:
   Net Investment Income (Loss)       $    300    $   (408)         $   (165)    $  (198)        $   (244)    $  (304)
   Net Realized Gain (Loss)

      on Investments                    (2,919)     33,108            12,448      11,692          (20,151)     43,819
   Net Realized Loss on Foreign
     Currency Transactions                  --          --                --          --               --          --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                    (15,102)     40,192            (8,763)     14,550           10,588      (4,360)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Foreign Currency
     Transactions                           --          --                --          --               --          --
                                      --------    --------          --------     -------         --------     -------
   Net Increase (Decrease) in
     Net Assets from Operations        (17,721)     72,892             3,520      26,044           (9,807)     39,155
                                      --------    --------          --------     -------         --------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income

     Institutional Class                    --          --                --          --               --          --
     Retail Class A                         --          --                --          --               --          --
     Retail Class B                         --          --                --          --               --          --
   Return of Capital
     Institutional Class                    --          --                --          --             (460)         --
     Retail Class A                         --          --                --          --              (69)         --
   Net Capital Gains
     Institutional Class                    --     (10,574)               --      (9,259)              --     (11,450)
     Retail Class A                         --      (2,900)               --         (40)         (13,786)       (930)
     Retail Class B                         --        (600)               --          --           (2,066)         --
                                      --------    --------          --------     -------         --------     -------
   Total Distributions                      --     (14,074)               --      (9,299)         (16,381)    (12,380)
                                      --------    --------          --------     -------         --------     -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:

     Proceeds from Govett Merger            --          --                --          --               --          --
     Shares Issued                      29,682      86,807             8,634      13,963            8,281      26,251
     Shares Issued in Lieu of
        Cash Distributions                  --       9,997                --       9,191           14,035      11,275
     Shares Redeemed                   (19,714)    (37,657)           (4,355)    (11,190)          (5,961)    (12,185)
                                      --------    --------          --------     -------         --------     -------
   Total Institutional Class Share
     Transactions                        9,968      59,147             4,279      11,964           16,355      25,341
                                      --------    --------          --------     -------         --------     -------
   Retail Class A:
     Proceeds from Govett Merger            --          --                --          --           62,433          --
     Shares Issued                       8,273      18,664             1,979       1,064            2,217       7,791
     Shares Issued in Lieu of

       Cash Distributions                   --       2,855                --          27            2,105         911
     Shares Redeemed                    (4,983)     (3,968)             (158)        (34)          (2,716)       (961)
                                      --------    --------          --------     -------         --------     -------
   Total Retail Class A

      Share Transactions                 3,290      17,551             1,821       1,057           64,039       7,741
                                      --------    --------          --------     -------         --------     -------
   Retail Class B:
     Shares Issued                       4,793       9,728                --          --               --          --
     Shares Issued in Lieu of

       Cash Distributions                   --         595                --          --               --          --
     Shares Redeemed                      (593)       (677)               --          --               --          --
                                      --------    --------          --------     -------         --------     -------
   Total Retail Class B

       Share Transactions                4,200       9,646                --          --               --          --
                                      --------    --------          --------     -------         --------     -------
   Increase (Decrease) in Net Assets
     from Shareholder Transactions      17,458      86,344             6,100      13,021           80,394      33,082
                                      --------    --------          --------     -------         --------     -------
   NET INCREASE (DECREASE) IN

      NET ASSETS                          (263)    145,162             9,620      29,766           54,206      59,857
NET ASSETS:
   Beginning of period                 260,401     115,239            93,414      63,648           92,667      32,810
                                      --------    --------          --------     -------         --------     -------
   End of period                      $260,138    $260,401          $103,034     $93,414         $146,873     $92,667
                                      ========    ========          ========     =======         ========     =======
SHARES ISSUED AND REDEEMED:
   Institutional Class:

     Shares Issued from Govett Merger       --          --                --          --               --          --
     Shares Issued                       1,159       3,808               469         871              393       1,094
     Shares Issued in Lieu of
       Cash Distributions                   --         450                --         627              762         555
     Shares Redeemed                      (770)     (1,651)             (232)       (679)            (281)       (563)
                                      --------    --------          --------     -------         --------     -------
   Total Institutional Class
       Share Transactions                  389       2,607               237         819              874       1,086
                                      --------    --------          --------     -------         --------     -------
   Retail Class A:
     Shares issued from Govett Merger       --          --                --          --            3,398          --
     Shares Issued                         323         833               106          65              103         314
     Shares Issued in Lieu of
        Cash Distributions                  --         130                --           2              115          45
     Shares Redeemed                      (209)       (177)               (8)         (2)            (141)        (48)
                                      --------    --------          --------     -------         --------     -------
   Total Retail Class A
      Share Transactions                   114         786                98          65            3,475         311
                                      --------    --------          --------     -------         --------     -------
   Retail Class B:
     Shares Issued                         190         435                --          --               --          --
     Shares Issued in Lieu of

       Cash Distributions                   --          27                --          --               --          --
     Shares Redeemed                       (24)        (29)               --          --               --          --
                                      --------    --------          --------     -------         --------     -------
   Total Retail Class B

      Share Transactions                   166         433                --          --               --          --
                                      --------    --------          --------     -------         --------     -------
     Net Increase (Decrease) in

        Share Transactions                 669       3,826               335         884            4,349       1,397
                                      ========    ========          ========     =======         ========     =======



                                               INTERNATIONAL EQUITY                        EMERGING MARKETS EQUITY
                                                    PORTFOLIO                                     PORTFOLIO
                                                 (AUDITED)(1)(2)                               (AUDITED)(1)
                                     ------------------------------------------  ------------------------------------------
                                       1/1/00         1/1/99          1/1/98        1/1/00         1/1/99          1/1/98
                                     to 10/31/00   to 12/31/99     to 12/31/98   to 10/31/00    to 12/31/99     to 12/31/98
                                     -----------   -----------     -----------   -----------    -----------     -----------

OPERATIONS:
   Net Investment Income (Loss)        $  (182)      $   (71)        $   (92)      $  (103)       $    12        $     7
   Net Realized Gain (Loss)

      on Investments                     3,040         2,229           2,926         2,110          1,335         (7,679)
   Net Realized Loss on Foreign
     Currency Transactions                (177)            8              --           (84)          (126)            --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                     (9,740)        2,595             112        (6,726)         7,013           (914)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Foreign Currency
     Transactions                           (3)           (1)             --            16             20             --
                                       -------       -------         -------       -------        -------        -------
   Net Increase (Decrease) in
     Net Assets from Operations         (7,062)        4,760           2,946        (4,787)         8,254         (8,586)
                                       -------       -------         -------       -------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income

     Institutional Class                    --            --              --            --             --             --
     Retail Class A                         --            --              --            --             --             --
     Retail Class B                         --            --              --            --             --             --
   Return of Capital
     Institutional Class                    --            --              --            --             --             --
     Retail Class A                         --            --              --            --             --             --
   Net Capital Gains
     Institutional Class                (1,227)         (898)           (792)           --             --             --
     Retail Class A                     (1,923)       (1,386)         (1,796)           --             --           (338)
     Retail Class B                         --            --              --            --             --             --
                                       -------       -------         -------       -------        -------        -------
   Total Distributions                 (3,150)        (2,284)         (2,588)           --             --           (338)
                                       -------       -------         -------       -------        -------        -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:

     Proceeds from Govett Merger        40,471            --              --            --             --             --
     Shares Issued                       2,067             2           6,075            --             --             --
     Shares Issued in Lieu of

        Cash Distributions               1,224           898             790            --             --             --
     Shares Redeemed                    (4,129)         (127)            (52)           --             --             --
                                       -------       -------         -------       -------        -------        -------
   Total Institutional Class Share
     Transactions                       39,633           773           6,813            --             --             --
                                       -------       -------         -------       -------        -------        -------
   Retail Class A:
     Proceeds from Govett Merger         3,419            --              --            --             --             --
     Shares Issued                         354           814           1,655         1,303          1,150          5,030
     Shares Issued in Lieu of

       Cash Distributions                1,828         1,307           1,696            --             --            313
     Shares Redeemed                    (3,286)       (3,133)         (5,574)       (5,451)        (6,079)       (14,584)
                                       -------       -------         -------       -------        -------        -------
   Total Retail Class A

      Share Transactions                 2,315        (1,012)         (2,223)       (4,148)        (4,929)        (9,241)
                                       -------       -------         -------       -------        -------        -------
   Retail Class B:
     Shares Issued                          --            --              --            --             --             --
     Shares Issued in Lieu of

       Cash Distributions                   --            --              --            --             --             --
     Shares Redeemed                        --            --              --            --             --             --
                                       -------       -------         -------       -------        -------        -------
   Total Retail Class B

       Share Transactions                   --            --              --            --             --             --
                                       -------       -------         -------       -------        -------        -------
   Increase (Decrease) in Net Assets
     from Shareholder Transactions      41,948          (239)          4,590        (4,148)        (4,929)        (9,241)
                                       -------       -------         -------       -------        -------        -------
   NET INCREASE (DECREASE) IN

      NET ASSETS                        31,736         2,237           4,948        (8,935)         3,325         18,165
NET ASSETS:
   Beginning of period                  21,137        18,900          13,952        18,059         14,734         32,899
                                       -------       -------         -------       -------        -------        -------
   End of period                       $52,873       $21,137         $18,900       $ 9,124        $18,059        $14,734
                                       =======       =======         =======       =======        =======        =======
SHARES ISSUED AND REDEEMED:
   Institutional Class:

     Shares Issued from Govett Merge     3,354            --              --            --             --             --
     Shares Issued                         175            --             395            --             --             --
     Shares Issued in Lieu of

       Cash Distributions                   99            54              53            --             --             --
     Shares Redeemed                      (301)           (8)             (4)           --             --             --
                                       -------       -------         -------       -------        -------        -------
   Total Institutional Class

       Share Transactions                3,327            46             444            --             --             --
                                       -------       -------         -------       -------        -------        -------
   Retail Class A:
     Shares issued from Govett Merge       284            --              --            --             --             --
     Shares Issued                          28            50             100           108            110            555
     Shares Issued in Lieu of

        Cash Distributions                 149            78             110            --             --             25
     Shares Redeemed                      (216)         (198)           (347)         (453)          (627)        (1,417)
                                       -------       -------         -------       -------        -------        -------
   Total Retail Class A

      Share Transactions                   245           (70)           (137)         (345)          (517)          (837)
                                       -------       -------         -------       -------        -------        -------
   Retail Class B:
     Shares Issued                          --            --              --            --             --             --
     Shares Issued in Lieu of

       Cash Distributions                   --            --              --            --             --             --
     Shares Redeemed                        --            --              --            --             --             --
                                       -------       -------         -------       -------        -------        -------
   Total Retail Class B

      Share Transactions                    --            --              --            --             --             --
                                       -------       -------         -------       -------        -------        -------
     Net Increase (Decrease) in

        Share Transactions               3,572           (24)            307          (345)          (517)          (837)
                                       =======       =======         =======       =======        =======        =======


(1) The operations of the Portfolios prior to August 12, 2000 are those of the former Govett Funds. See Note 8
(2) Share activity for the period prior to August 12, 2000 have been restated to reflect the conversion ratio used in the merger.



                                                                         94 & 95

                                                                         -------

                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 2000
                  (UNAUDITED) AND THE PERIODS ENDED APRIL 30.



         NET ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS                                       RATIO OF
          VALUE,       NET         UNREALIZED      FROM NET        FROM      NET ASSET               NET ASSETS    EXPENSES
         BEGINNING  INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL   VALUE, END    TOTAL        END OF     TO AVERAGE
         OF PERIOD    INCOME     ON INVESTMENTS    INCOME          GAINS     OF PERIOD   RETURN(A)  PERIOD (000)  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
------------------------
MONEY MARKET PORTFOLIO
------------------------

  INSTITUTIONAL CLASS
  2000      $1.00      0.03            --           (0.03)         --         $1.00       3.19%+     $  490,424      0.39%
  2000       1.00      0.05            --           (0.05)         --          1.00       5.37          509,229      0.38
  1999       1.00      0.05            --           (0.05)         --          1.00       5.17          527,132      0.38
  1998       1.00      0.05            --           (0.05)         --          1.00       5.55          226,439      0.33
  1997       1.00      0.05            --           (0.05)         --          1.00       5.36          318,919      0.28
  1996       1.00      0.06            --           (0.06)         --          1.00       5.78          348,343      0.25

  RETAIL CLASS A
  2000      $1.00      0.03            --           (0.03)         --         $1.00       3.08%+     $  269,016      0.62%
  2000       1.00      0.05            --           (0.05)         --          1.00       5.13          251,140      0.61
  1999       1.00      0.05            --           (0.05)         --          1.00       4.91          246,496      0.62
  1998       1.00      0.05            --           (0.05)         --          1.00       5.25          188,048      0.62
  1997       1.00      0.05            --           (0.05)         --          1.00       5.03          128,693      0.59
  1996       1.00      0.05            --           (0.05)         --          1.00       5.44          104,703      0.58

  RETAIL CLASS B
  2000      $1.00      0.03            --           (0.03)         --         $1.00       2.72%+     $       30      1.31%
  2000       1.00      0.04            --           (0.04)         --          1.00       4.41               23      1.31
  1999 (1)   1.00      0.01            --           (0.01)         --          1.00       3.86*              22      1.30*

  INSTITUTIONAL II CLASS
  2000      $1.00      0.03            --           (0.03)         --         $1.00       3.16%+     $  301,804      0.46%
  2000       1.00      0.05            --           (0.05)         --          1.00       5.30          300,562      0.45
  1999       1.00      0.05            --           (0.05)         --          1.00       5.11          229,046      0.43
  1998       1.00      0.05            --           (0.05)         --          1.00       5.47           82,293      0.41
  1997       1.00      0.05            --           (0.05)         --          1.00       5.25           62,960      0.38
  1996 (2)   1.00      0.04            --           (0.04)         --          1.00       4.33+          28,790      0.36*

---------------------------------
TAX-FREE MONEY MARKET PORTFOLIO
---------------------------------

  INSTITUTIONAL CLASS
  2000      $1.00      0.02            --           (0.02)         --         $1.00       1.98%+    $    58,743      0.38%
  2000       1.00      0.03            --           (0.03)         --          1.00       3.17           63,666      0.37
  1999       1.00      0.03            --           (0.03)         --          1.00       2.99           77,896      0.36
  1998       1.00      0.03            --           (0.03)         --          1.00       3.45           90,446      0.32
  1997       1.00      0.03            --           (0.03)         --          1.00       3.29           69,091      0.28
  1996       1.00      0.04            --           (0.04)         --          1.00       3.61           74,739      0.22

  RETAIL CLASS A
  2000      $1.00      0.02            --           (0.02)         --         $1.00       1.86%+    $    34,043      0.61%
  2000       1.00      0.03            --           (0.03)         --          1.00       2.94           45,970      0.60
  1999       1.00      0.03            --           (0.03)         --          1.00       2.74           33,509      0.60
  1998       1.00      0.03            --           (0.03)         --          1.00       3.16           25,144      0.61
  1997       1.00      0.03            --           (0.03)         --          1.00       3.01           16,495      0.55
  1996       1.00      0.03            --           (0.03)         --          1.00       3.53           16,179      0.34

  INSTITUTIONAL II CLASS
  2000      $1.00      0.02            --           (0.02)         --         $1.00       1.94%+    $    31,583      0.45%
  2000       1.00      0.03            --           (0.03)         --          1.00       3.10           35,256      0.44
  1999       1.00      0.03            --           (0.03)         --          1.00       2.94           43,575      0.41
  1998       1.00      0.03            --           (0.03)         --          1.00       3.37           29,474      0.40
  1997       1.00      0.03            --           (0.03)         --          1.00       3.19           16,727      0.38
  1996 (3)   1.00      0.02            --           (0.02)         --          1.00       2.62+           9,387      0.33*

[table continued]
                          RATIO
         RATIO OF NET  OF EXPENSES
          INVESTMENT    TO AVERAGE
            INCOME      NET ASSETS
          TO AVERAGE    (EXCLUDING
          NET ASSETS      WAIVERS)
------------------------------------------

------------------------
MONEY MARKET PORTFOLIO
------------------------

  INSTITUTIONAL CLASS
  2000         6.25%         0.59%
  2000         5.25          0.58
  1999         5.01          0.60
  1998         5.41          0.50
  1997         5.23          0.43
  1996         5.62          0.44

  RETAIL CLASS A
  2000         6.02%         0.84%
  2000         5.02          0.83
  1999         4.79          0.85
  1998         5.13          0.85
  1997         4.92          0.83
  1996         5.25          0.77

  RETAIL CLASS B
  2000         5.35%         1.44%
  2000         4.39          1.44
  1999 (1)     3.76*         1.44*

  INSTITUTIONAL II CLASS
  2000         6.18%         0.59%
  2000         5.20          0.58
  1999         4.97          0.57
  1998         5.33          0.55
  1997         5.14          0.53
  1996 (2)     5.37*         0.55*

---------------------------------
TAX-FREE MONEY MARKET PORTFOLIO
---------------------------------

  INSTITUTIONAL CLASS
  2000         3.88%       0.61%
  2000         3.12        0.60
  1999         2.95        0.60
  1998         3.39        0.51
  1997         3.23        0.44
  1996         3.54        0.45

  RETAIL CLASS A
  2000         3.65%       0.86%
  2000         2.90        0.85
  1999         2.66        0.85
  1998         3.11        0.86
  1997         2.97        0.84
  1996         3.33        0.90

  INSTITUTIONAL II CLASS
  2000         3.80%       0.61%
  2000         3.04        0.60
  1999         2.87        0.57
  1998         3.31        0.56
  1997         3.14        0.54
  1996 (3)     3.35*       0.58*


    The accompanying notes are an integral part of the financial statements.

          96
------------

                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 2000
                  (UNAUDITED) AND THE PERIODS ENDED APRIL 30.

         NET ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS                                       RATIO OF
          VALUE,       NET         UNREALIZED      FROM NET        FROM      NET ASSET               NET ASSETS    EXPENSES
         BEGINNING  INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL   VALUE, END    TOTAL        END OF     TO AVERAGE
         OF PERIOD    INCOME     ON INVESTMENTS    INCOME          GAINS     OF PERIOD   RETURN(A)  PERIOD (000)  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
----------------------------------------

  INSTITUTIONAL CLASS
  2000     $ 1.00      0.03             --          (0.03)           --      $ 1.00         3.13%+   $1,214,916       0.41%
  2000       1.00      0.05             --          (0.05)           --        1.00         5.16      1,414,772       0.41
  1999       1.00      0.05             --          (0.05)           --        1.00         5.00      1,428,064       0.40
  1998       1.00      0.05             --          (0.05)           --        1.00         5.42      1,285,840       0.35
  1997       1.00      0.05             --          (0.05)           --        1.00         5.22      1,250,778       0.32
  1996       1.00      0.05             --          (0.05)           --        1.00         5.64      1,043,758       0.31

  RETAIL CLASS A
  2000     $ 1.00      0.03             --          (0.03)            --     $ 1.00         3.01%+   $  157,863       0.64%
  2000       1.00      0.05             --          (0.05)            --       1.00         4.92        120,578       0.64
  1999       1.00      0.05             --          (0.05)            --       1.00         4.75        104,037       0.64
  1998 (4)   1.00      0.04             --          (0.04)            --       1.00         5.19*        78,265       0.67*

  INSTITUTIONAL II CLASS
  2000     $ 1.00      0.03             --          (0.03)            --     $ 1.00         3.09%+   $  114,393       0.48%
  2000       1.00      0.05             --          (0.05)            --       1.00         5.08         84,503       0.48
  1999       1.00      0.05             --          (0.05)            --       1.00         4.95        142,144       0.45
  1998       1.00      0.05             --          (0.05)            --       1.00         5.33         91,629       0.44
  1997       1.00      0.05             --          (0.05)            --       1.00         5.12         37,284       0.42
  1996 (3)   1.00      0.04             --          (0.04)            --       1.00         4.11+        17,027       0.41*

-------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
-------------------------------------

  INSTITUTIONAL CLASS
  2000     $ 1.00      0.03             --          (0.03)            --      $ 1.00        2.85%+   $  307,692       0.47%
  2000       1.00      0.05             --          (0.05)            --        1.00        4.73        278,568       0.45
  1999       1.00      0.04             --          (0.04)            --        1.00        4.58        289,930       0.45
  1998       1.00      0.05             --          (0.05)            --        1.00        5.08        262,687       0.40
  1997       1.00      0.05             --          (0.05)            --        1.00        5.00        225,924       0.37
  1996       1.00      0.05             --          (0.05)            --        1.00        5.32        275,259       0.36

  RETAIL CLASS A
  2000     $ 1.00      0.03             --          (0.03)            --      $ 1.00        2.73%+   $   20,089       0.70%
  2000       1.00      0.04             --          (0.04)            --        1.00        4.49         18,618       0.68
  1999       1.00      0.04             --          (0.04)            --        1.00        4.33         19,632       0.69
  1998       1.00      0.05             --          (0.05)            --        1.00        4.77         35,302       0.70
  1997       1.00      0.05             --          (0.05)            --        1.00        4.71         13,673       0.64
  1996 (5)   1.00      0.02             --          (0.02)            --        1.00        1.82+         8,758       0.55*

  INSTITUTIONAL II CLASS
  2000     $ 1.00      0.03             --          (0.03)            --      $ 1.00        2.81%+   $  121,781       0.54%
  2000       1.00      0.05             --          (0.05)            --        1.00        4.66        129,378       0.52
  1999       1.00      0.04             --          (0.04)            --        1.00        4.53        139,253       0.50
  1998       1.00      0.05             --          (0.05)            --        1.00        4.99         94,844       0.48
  1997       1.00      0.05             --          (0.05)            --        1.00        4.89         63,496       0.47
  1996 (3)   1.00      0.04             --          (0.04)            --        1.00        3.87+        47,220       0.47*

-------------------------------
SHORT-TERM TREASURY PORTFOLIO
-------------------------------

  INSTITUTIONAL CLASS
  2000    $  9.86      0.25           0.11          (0.25)            --      $ 9.97        3.65%+    $  34,725       0.64%
  2000      10.03      0.46          (0.15)         (0.46)         (0.02)       9.86        3.11         34,877       0.64
  1999      10.05      0.48           0.03          (0.48)         (0.05)      10.03        5.24         34,088       0.63
  1998       9.96      0.53           0.10          (0.53)         (0.01)      10.05        6.48         24,929       0.55
  1997       9.96      0.50             --          (0.49)         (0.01)       9.96        5.13         21,563       0.55
  1996 (6)  10.00      0.06          (0.04)         (0.06)            --        9.96        0.16+        18,823       0.55*

  RETAIL CLASS A
  2000    $  9.85      0.23           0.12          (0.24)            --      $ 9.96        3.55%+    $   8,292       0.83%
  2000      10.03      0.44          (0.16)         (0.44)         (0.02)       9.85        2.80          9,804       0.82
  1999      10.05      0.47           0.03          (0.47)         (0.05)      10.03        5.04         14,006       0.82
  1998       9.96      0.52           0.09          (0.51)         (0.01)      10.05        6.23         14,410       0.78
  1997 (7)   9.95      0.27           0.03          (0.28)         (0.01)       9.96        3.39+        22,937       0.67*

[table continued]

                         RATIO
        RATIO OF NET  OF EXPENSES
        INVESTMENT    TO AVERAGE
       INCOME (LOSS)  NET ASSETS  PORTFOLIO
        TO AVERAGE    (EXCLUDING   TURNOVER
        NET ASSETS      WAIVERS)     RATE
-------------------------------------------------------------------
----------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
----------------------------------------

  INSTITUTIONAL CLASS
  2000       6.12%       0.59%       --
  2000       5.05        0.59        --
  1999       4.86        0.59        --
  1998       5.29        0.49        --
  1997       5.10        0.43        --
  1996       5.45        0.44        --

  RETAIL CLASS A
  2000      5.91%        0.84%       --
  2000      4.85         0.84        --
  1999      4.62         0.84        --
  1998 (4)  4.98*        0.87*       --

  INSTITUTIONAL II CLASS
  2000      6.06%        0.59%       --
  2000      4.91         0.59        --
  1999      4.76         0.56        --
  1998      5.21         0.55        --
  1997      5.01         0.53        --
  1996 (3)  5.25*        0.56*       --

-------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
-------------------------------------

  INSTITUTIONAL CLASS
  2000      5.59%        0.60%       --
  2000      4.63         0.58        --
  1999      4.47         0.59        --
  1998      4.96         0.48        --
  1997      4.88         0.43        --
  1996      5.18         0.45        --

  RETAIL CLASS A
  2000      5.36%        0.85%       --
  2000      4.34         0.83        --
  1999      4.31         0.84        --
  1998      4.66         0.85        --
  1997      4.62         0.83        --
  1996 (5)  4.71*        0.86*       --

  INSTITUTIONAL II CLASS
  2000      5.52%        0.60%       --
  2000      4.58         0.58        --
  1999      4.39         0.56        --
  1998      4.88         0.54        --
  1997      4.79         0.53        --
  1996 (3)  4.98*        0.55*       --

-------------------------------
SHORT-TERM TREASURY PORTFOLIO
-------------------------------

  INSTITUTIONAL CLASS
  2000      4.93%        0.73%    30.03%
  2000      4.60         0.73     80.49
  1999      4.79         0.72     70.64
  1998      5.26         0.60    124.24
  1997      5.11         0.60    147.86
  1996 (6) (0.55)*       0.60*       --

  RETAIL CLASS A
  2000      4.73%        1.13%    30.03%
  2000      4.39         1.12     80.49
  1999      4.61         1.12     70.64
  1998      5.02         1.07    124.24
  1997 (7)  5.07*        0.91*   147.86



                                                                         97
                                                                         -------

                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 2000
                  (UNAUDITED) AND THE PERIODS ENDED APRIL 30.

              NET ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS                                       RATIO OF
               VALUE,       NET         UNREALIZED      FROM NET        FROM      NET ASSET               NET ASSETS    EXPENSES
              BEGINNING  INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL   VALUE, END    TOTAL        END OF     TO AVERAGE
              OF PERIOD    INCOME     ON INVESTMENTS    INCOME          GAINS     OF PERIOD   RETURN(A)  PERIOD (000)  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
---------------------------
SHORT-TERM BOND PORTFOLIO
---------------------------

  INSTITUTIONAL CLASS
  2000        $ 9.63         0.28           0.13         (0.27)           --       $ 9.77      4.30%+      $ 83,124      0.97%
  2000          9.94         0.50          (0.30)        (0.50)        (0.01)        9.63      2.01          92,185      0.97
  1999          9.95         0.51          (0.01)        (0.51)           --         9.94      5.15         111,127      0.97
  1998          9.96         0.09          (0.01)        (0.09)           --         9.95      0.82+        131,669      0.97*
  1998++        9.95         0.57           0.01         (0.57)           --         9.96      5.98         133,544      0.82
  1997++ (8)   10.00         0.49          (0.05)        (0.49)           --         9.95      4.49+        146,178      0.90*

-----------------------------
MARYLAND TAX-FREE PORTFOLIO
-----------------------------

  INSTITUTIONAL CLASS
  2000        $ 9.48         0.22           0.26         (0.22)           --    $ 9.74         5.14%+      $ 88,291      0.81%
  2000         10.21         0.44          (0.69)        (0.44)        (0.04)     9.48        (2.37)         87,845      0.81
  1999         10.14         0.45           0.14         (0.45)        (0.07)    10.21         5.86          95,046      0.76
  1998          9.87         0.47           0.33         (0.47)        (0.06)    10.14         8.15          83,215      0.68
  1997 (9)     10.00         0.22          (0.13)        (0.22)           --      9.87         0.89+         79,608      0.67*

  RETAIL CLASS A
  2000        $ 9.48         0.21           0.26         (0.22)           --    $ 9.73         4.96%+      $ 23,102      0.94%
  2000         10.21         0.43          (0.69)        (0.43)        (0.04)     9.48        (2.50)         25,924      0.94
  1999         10.14         0.43           0.14         (0.43)        (0.07)    10.21         5.69          32,395      0.93
  1998          9.87         0.44           0.34         (0.45)        (0.06)    10.14         7.91          25,283      0.90
  1997(10)      9.96         0.13          (0.07)        (0.15)           --      9.87         0.63+          7,997      0.91*

  RETAIL CLASS B
  2000        $ 9.48         0.18           0.26         (0.18)           --    $ 9.74         4.71%+      $    324      1.70%
  2000(11)      9.75         1.51          (0.23)        (1.51)        (0.04)     9.48        13.17+             50      1.68*

--------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
--------------------------------

  INSTITUTIONAL CLASS
  2000        $ 9.38         0.21           0.30         (0.21)           --    $ 9.68         5.53%+      $160,868      0.95%
  2000         10.23         0.42          (0.81)        (0.42)        (0.04)     9.38        (3.88)        160,664      0.96
  1999         10.14         0.41           0.15         (0.41)        (0.06)    10.23         5.56         224,480      0.92
  1998         10.28         0.07          (0.14)        (0.07)           --     10.14        (0.66)+       215,182      0.84*
  1998++       10.09         0.40           0.19         (0.40)           --     10.28         6.68         195,322      0.80
  1997++(8)    10.00         0.40           0.09         (0.40)           --     10.09         5.03+        221,393      0.83*

  RETAIL CLASS A
  2000        $ 9.38         0.21           0.29         (0.21)           --    $ 9.67         5.34%+      $  3,225      1.09%
  2000         10.22         0.40          (0.80)        (0.40)        (0.04)     9.38        (3.95)          3,036      1.09
  1999         10.13         0.39           0.15         (0.39)        (0.06)    10.22         5.39           3,820      1.10
  1998 (12)    10.26         0.04          (0.13)        (0.04)           --     10.13        (0.94)+         2,577      1.01*

  RETAIL CLASS B
  2000        $ 9.39         0.17           0.30         (0.17)           --    $ 9.69         5.06%+      $     53      1.84%
  2000(11)      9.71         1.20          (0.28)        (1.20)        (0.04)     9.39         9.37 +           188      1.84*

-------------------------------------
INTERMEDIATE FIXED INCOME PORTFOLIO
-------------------------------------

  INSTITUTIONAL CLASS
  2000        $ 9.42         0.28           0.16         (0.28)           --    $ 9.58         4.72%+      $124,905      0.81%
  2000          9.93         0.53          (0.50)        (0.53)        (0.01)     9.42         0.32         114,554      0.81
  1999         10.00         0.55          (0.02)        (0.55)        (0.05)     9.93         5.40         100,419      0.77
  1998          9.80         0.60           0.23         (0.60)        (0.03)    10.00         8.65          84,328      0.69
  1997 (9)     10.00         0.28          (0.20)        (0.28)           --      9.80         0.78+         76,326      0.68*

[table continued]

                                RATIO
               RATIO OF NET  OF EXPENSES
               INVESTMENT    TO AVERAGE
              INCOME (LOSS)  NET ASSETS  PORTFOLIO
               TO AVERAGE    (EXCLUDING   TURNOVER
               NET ASSETS      WAIVERS)     RATE
---------------------------------------------------

---------------------------
SHORT-TERM BOND PORTFOLIO
---------------------------

  INSTITUTIONAL CLASS
  2000           5.50%          1.11%      78.50%
  2000           5.09           1.11       65.58
  1999           5.14           1.11       91.22
  1998           5.14*          1.16*     108.18
  1998++         5.78           1.01      135.00
  1997++ (8)     5.47*          1.08*     112.00

-----------------------------
MARYLAND TAX-FREE PORTFOLIO
-----------------------------

  INSTITUTIONAL CLASS
  2000           4.60%          1.00%      11.68%
  2000           4.57           1.00       24.29
  1999           4.35           0.99       30.83
  1998           4.62           0.77       22.40
  1997 (9)       4.95*          0.72*      11.13

  RETAIL CLASS A
  2000           4.47%          1.30%      11.68%
  2000           4.43           1.30       24.29
  1999           4.18           1.29       30.83
  1998           4.39           1.15       22.40
  1997(10)       4.70*          1.10*      11.13

  RETAIL CLASS B
  2000           3.72%          1.86%      11.68%
  2000(11)       3.82*          1.85*      24.29

--------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
--------------------------------

  INSTITUTIONAL CLASS
  2000           4.46%       0.99%       5.87%
  2000           4.32        1.00       30.92
  1999           4.01        1.00       43.46
  1998           3.84*       0.91*       3.50
  1998++         4.43        1.00       57.00
  1997++(8)      4.41*       1.02*      86.00

  RETAIL CLASS A
  2000           4.32%       1.29%       5.87%
  2000           4.23        1.29       30.92
  1999           3.84        1.30       43.46
  1998 (12)      3.72*       1.24*       3.50

  RETAIL CLASS B
  2000           3.58%       1.84%       5.87%
  2000(11)       3.63*       1.84*      30.92

-------------------------------------
INTERMEDIATE FIXED INCOME PORTFOLIO
-------------------------------------

  INSTITUTIONAL CLASS
  2000           5.83%       0.96%       9.25%
  2000           5.52        0.96       29.28
  1999           5.49        0.95       52.87
  1998           6.02        0.87       41.63
  1997 (9)       5.55*       0.83*      17.18


    The accompanying notes are an integral part of the financial statements.

     98
-------

                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 2000
                  (UNAUDITED) AND THE PERIODS ENDED APRIL 30.

              NET ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS                                       RATIO OF
               VALUE,       NET         UNREALIZED      FROM NET        FROM      NET ASSET               NET ASSETS    EXPENSES
              BEGINNING  INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL   VALUE, END    TOTAL        END OF     TO AVERAGE
              OF PERIOD    INCOME     ON INVESTMENTS    INCOME          GAINS     OF PERIOD   RETURN(A)  PERIOD (000)  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------
U.S. GOVERNMENT BOND PORTFOLIO
-------------------------------

  INSTITUTIONAL CLASS
  2000        $ 9.27        0.27           0.19          (0.27)            --       $ 9.46       5.01%+    $144,770      0.97%
  2000          9.78        0.51          (0.51)         (0.51)            --         9.27       0.04       166,837      0.96
  1999          9.85        0.54          (0.07)         (0.54)            --         9.78       4.82       255,329      0.93
  1998          9.85        0.10             --          (0.10)            --         9.85       1.02+      265,616      0.88*
  1998++        9.82        0.67           0.03          (0.67)            --         9.85       7.40       264,565      0.79
  1997++ (8)   10.00        0.59          (0.18)         (0.59)            --         9.82       4.18+      259,042      0.85*

  RETAIL CLASS A
  2000        $ 9.28        0.26           0.19          (0.26)            --       $ 9.47       4.93%+    $  2,283      1.11%
  2000          9.79        0.50          (0.51)         (0.50)            --         9.28      (0.09)        2,375      1.10
  1999          9.85        0.54          (0.06)         (0.54)            --         9.79       4.93         2,240      1.12
  1998 (13)     9.88        0.81          (0.03)         (0.81)            --         9.85       7.86+           30      1.05*

------------------
INCOME PORTFOLIO
------------------

  INSTITUTIONAL CLASS
  2000        $ 9.51        0.30           0.18          (0.30)            --       $ 9.69       4.80%+    $375,810      0.83%
  2000         10.08        0.56          (0.57)         (0.56)            --         9.51      (0.01)      343,260      0.82
  1999         10.25        0.59          (0.17)         (0.59)            --        10.08       4.22       356,482      0.78
  1998          9.82        0.61           0.43          (0.61)            --        10.25      10.84       322,304      0.73
  1997          9.80        0.59           0.02          (0.59)            --         9.82       6.51       242,966      0.68
  1996          9.60        0.61           0.20          (0.61)            --         9.80       8.46       180,962      0.73

  RETAIL CLASS A
  2000        $ 9.62        0.29           0.20          (0.30)            --       $ 9.81       4.81%+    $  8,354      0.96%
  2000         10.20        0.56          (0.58)         (0.56)            --         9.62      (0.18)        5,830      0.95
  1999         10.37        0.58          (0.16)         (0.59)            --        10.20       4.08         8,573      0.95
  1998          9.94        0.58           0.44          (0.59)            --        10.37      10.47         6,889      0.95
  1997          9.91        0.59           0.01          (0.57)            --         9.94       6.32         4,102      0.89
  1996          9.72        0.60           0.19          (0.60)            --         9.91       8.14         4,184      1.02

  RETAIL CLASS B
  2000        $ 9.51        0.26           0.18          (0.26)            --       $ 9.69       4.34%+    $    436      1.70%
  2000         10.08        0.48          (0.57)         (0.48)            --         9.51      (0.85)          429      1.71
  1999 (14)    10.40        0.35          (0.32)         (0.35)            --        10.08       0.35+          280      1.70*

--------------------
BALANCED PORTFOLIO
--------------------

  INSTITUTIONAL CLASS
  2000        $16.90        0.18          (0.33)         (0.17)            --       $16.58      (0.88)%+   $342,788      0.91%
  2000         14.64        0.28           2.90          (0.26)         (0.66)       16.90      22.39       348,332      0.90
  1999         13.24        0.28           2.03          (0.28)         (0.63)       14.64      18.17       118,395      0.85
  1998         11.43        0.30           3.04          (0.30)         (1.23)       13.24      30.95        96,858      0.79
  1997         11.38        0.33           0.53          (0.30)         (0.51)       11.43       7.85        76,987      0.74
  1996         10.04        0.34           1.71          (0.34)         (0.37)       11.38      20.90       102,233      0.75

  RETAIL CLASS A
  2000        $16.84        0.16          (0.33)         (0.16)            --       $16.51      (0.94)%+  $  45,744      1.02%
  2000         14.59        0.28           2.88          (0.25)         (0.66)       16.84      22.26        43,098      1.01
  1999         13.20        0.26           2.02          (0.26)         (0.63)       14.59      17.97        26,927      1.01
  1998         11.40        0.27           3.04          (0.28)         (1.23)       13.20      30.67        15,074      1.02
  1997         11.35        0.28           0.56          (0.28)         (0.51)       11.40       7.66         6,164      0.96
  1996         10.04        0.31           1.68          (0.31)         (0.37)       11.35      20.23         3,323      1.09

  RETAIL CLASS B
  2000        $16.82        0.10          (0.32)         (0.11)            --       $16.49      (1.34)%+  $  13,745      1.77%
  2000         14.60        0.16           2.87          (0.15)         (0.66)       16.82      21.32        10,991      1.77
  1999 (14)    12.58        0.16           2.67          (0.18)         (0.63)       14.60      23.13+        2,479      1.75*

[table continued]

                                RATIO
               RATIO OF NET  OF EXPENSES
               INVESTMENT    TO AVERAGE
              INCOME (LOSS)  NET ASSETS  PORTFOLIO
               TO AVERAGE    (EXCLUDING   TURNOVER
               NET ASSETS      WAIVERS)     RATE
---------------------------------------------------
-------------------------------
U.S. GOVERNMENT BOND PORTFOLIO
-------------------------------

  INSTITUTIONAL CLASS
  2000          5.70%       1.10%      18.04%
  2000          5.38        1.09        6.62
  1999          5.43        1.10      102.27
  1998          6.04*       1.06*      13.77
  1998++        6.88        0.98      431.00
  1997++ (8)    6.54*       1.03*     255.00

  RETAIL CLASS A
  2000          5.56%       1.40%      18.04%
  2000          5.26        1.40        6.62
  1999          5.11        1.41      102.27
  1998 (13)     6.02*       1.33*      13.77

------------------
INCOME PORTFOLIO
------------------

  INSTITUTIONAL CLASS
  2000          6.25%       0.95%     182.56%
  2000          5.82        0.94      328.20
  1999          5.77        0.94       50.41
  1998          6.05        0.77      154.87
  1997          6.19        0.68      271.60
  1996          6.00        0.73      107.33

  RETAIL CLASS A
  2000          6.17%       1.25%     182.56%
  2000          5.67        1.24      328.20
  1999          5.59        1.24       50.41
  1998          5.82        1.16      154.87
  1997          5.96        1.09      271.60
  1996          5.54        1.37      107.33

  RETAIL CLASS B
  2000          5.37%       1.79%     182.56%
  2000          4.97        1.80      328.20
  1999 (14)     4.71*       1.79*      50.41

--------------------
BALANCED PORTFOLIO
--------------------

  INSTITUTIONAL CLASS
  2000          2.05%       1.01%      14.64%
  2000          1.95        1.00       54.46
  1999          2.12        1.00       56.70
  1998          2.44        0.83       71.58
  1997          2.79        0.74      124.22
  1996          3.19        0.75      107.56

  RETAIL CLASS A
  2000          1.95%       1.41%      14.64%
  2000          1.84        1.40       54.46
  1999          1.94        1.40       56.70
  1998          2.20        1.33       71.58
  1997          2.56        1.19      124.22
  1996          2.51        1.55      107.56

  RETAIL CLASS B
  2000          1.21%       1.86%      14.64%
  2000          1.10        1.86       54.46
  1999 (14)     0.99*       1.84*      56.70


                                                                        99
                                                                        --------

                                                   FINANCIAL HIGHLIGHTS

     FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 2000 (UNAUDITED) AND THE PERIODS ENDED APRIL 30.

              NET ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS                                       RATIO OF
               VALUE,       NET         UNREALIZED      FROM NET        FROM      NET ASSET               NET ASSETS    EXPENSES
              BEGINNING  INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL   VALUE, END    TOTAL        END OF     TO AVERAGE
              OF PERIOD    INCOME     ON INVESTMENTS    INCOME          GAINS     OF PERIOD   RETURN(A)  PERIOD (000)  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
-------------------------
EQUITY INCOME PORTFOLIO
-------------------------

  INSTITUTIONAL CLASS
  2000        $12.00         0.09           0.58         (0.09)           --       $12.58      5.57%+    $  82,088       1.00%
  2000         12.05         0.20           0.38         (0.20)        (0.43)       12.00      5.40         83,473       0.98
  1999         12.52         0.25           0.22         (0.25)        (0.69)       12.05      4.17        101,104       0.91
  1998         10.67         0.31           3.06         (0.31)        (1.21)       12.52     33.04        106,643       0.84
  1997 (9)     10.00         0.12           0.67         (0.12)           --        10.67      7.88+        83,947       0.83*

  RETAIL CLASS A
  2000        $11.99         0.08           0.58         (0.08)           --       $12.57      5.52%+    $   3,597       1.11%
  2000         12.04         0.22           0.38         (0.22)        (0.43)       11.99      5.29          3,353       1.09
  1999         12.52         0.23           0.21         (0.23)        (0.69)       12.04      3.92          3,659       1.08
  1998 (15)    11.01         0.28           2.73         (0.29)        (1.21)       12.52     28.73+         3,428       1.07*

------------------------
VALUE EQUITY PORTFOLIO
------------------------

  INSTITUTIONAL CLASS
  2000        $14.11         0.01          (0.22)           --            --       $13.90     (1.47)%+    $386,065       1.20%
  2000         15.22         0.26           1.40         (0.26)        (2.51)       14.11     10.87        428,675       1.20
  1999         14.59         0.08           1.36         (0.09)        (0.72)       15.22     10.48        536,827       1.14
  1998         14.00         0.01           0.62         (0.01)        (0.03)       14.59      4.51+       645,202       1.08*
  1998++       11.91         0.15           3.45         (0.15)        (1.36)       14.00     31.64        577,154       1.00
  1997++ (8)   10.00         0.14           2.10         (0.14)        (0.19)       11.91     22.77+       540,889       1.05*

  RETAIL CLASS A
  2000        $14.10           --          (0.21)           --            --       $13.89     (1.49)%+    $   7,675      1.31%
  2000         15.22         0.14           1.40         (0.15)        (2.51)       14.10     10.72          7,516       1.32
  1999         14.60         0.05           1.36         (0.07)        (0.72)       15.22     10.29          3,553       1.31
  1998 (13)    14.55           --           0.05            --            --        14.60      0.34+           227       1.26*

  RETAIL CLASS B
  2000        $13.94        (0.04)         (0.22)           --            --       $13.68     (1.87)%+    $    626       2.06%
  2000         15.16        (0.07)          1.36            --         (2.51)       13.94      9.93            583       2.07
  1999 (14)    12.93         0.01           2.97         (0.03)        (0.72)       15.16     23.70+           164       2.07*

------------------------
EQUITY INDEX PORTFOLIO
------------------------

  INSTITUTIONAL CLASS
  2000        $14.83         0.07          (0.20)        (0.07)           --       $14.63     (0.85)%+    $114,478       0.25%
  2000         13.87         0.14           1.26         (0.14)        (0.30)       14.83     10.25        151,157       0.25
  1999         11.59         0.14           2.41         (0.14)        (0.13)       13.87     22.37         86,911       0.23
  1998 (16)    10.00         0.08           1.58         (0.07)           --        11.59     16.71+        45,531       0.20*

  RETAIL CLASS A
  2000        $14.79         0.05          (0.18)        (0.06)           --       $14.60     (0.91)%+    $  7,499       0.50%
  2000         13.84         0.11           1.25         (0.11)        (0.30)       14.79      9.95          7,453       0.50
  1999         11.57         0.11           2.40         (0.11)        (0.13)       13.84     22.05          4,974       0.48
  1998 (17)     9.78         0.06           1.80         (0.07)           --        11.57     19.08+         1,417       0.45*

----------------------------
BLUE CHIP EQUITY PORTFOLIO
----------------------------

  INSTITUTIONAL CLASS
  2000        $23.60         0.04          (0.88)        (0.04)           --       $22.72     (3.57)%+    $223,097       0.96% %
  2000         20.00         0.08           3.97         (0.07)        (0.38)       23.60     20.45        211,534       0.97
  1999         17.01         0.10           3.41         (0.12)        (0.40)       20.00     21.07        129,720       0.91
  1998         12.39         0.14           4.70         (0.13)        (0.09)       17.01     39.34         67,060       0.81
  1997         10.12         0.17           2.28         (0.17)        (0.01)       12.39     24.41         35,690       0.70
  1996 (8)     10.00           --           0.12            --            --        10.12      1.20+        11,456       0.65*

  RETAIL CLASS A
  2000        $23.57         0.02          (0.87)        (0.03)           --       $22.69     (3.63)%+    $ 72,975       1.06% %
  2000         19.98         0.06           3.95         (0.04)        (0.38)       23.57     20.29         73,347       1.08
  1999         16.98         0.09           3.40         (0.09)        (0.40)       19.98     20.96         56,771       1.07
  1998         12.38         0.10           4.69         (0.10)        (0.09)       16.98     38.93         43,300       1.04
  1997 (18)    10.33         0.16           2.06         (0.16)        (0.01)       12.38     21.74+        13,211       0.86*

  RETAIL CLASS B
  2000        $23.38        (0.04)         (0.89)           --            --       $22.45     (3.98)%+    $ 13,485       1.81% %
  2000         19.93        (0.07)          3.90            --         (0.38)       23.38     19.39         10,710       1.83
  1999 (19)    17.07         0.01           3.28         (0.03)        (0.40)       19.93     19.62+         3,162       1.84*

[table continued]

                                RATIO
               RATIO OF NET  OF EXPENSES
               INVESTMENT    TO AVERAGE
              INCOME (LOSS)  NET ASSETS  PORTFOLIO
               TO AVERAGE    (EXCLUDING   TURNOVER
               NET ASSETS      WAIVERS)     RATE
---------------------------------------------------

-------------------------
EQUITY INCOME PORTFOLIO
-------------------------

  INSTITUTIONAL CLASS
  2000          1.37%       1.07%      12.80%
  2000          1.83        1.05       41.43
  1999          2.10        1.04       56.03
  1998          2.58        0.97       39.88
  1997 (9)      2.47*       0.93*      34.38

  RETAIL CLASS A
  2000          1.27%       1.47%      12.80%
  2000          1.72        1.45       41.43
  1999          1.93        1.44       56.03
  1998 (15)     2.39*       1.45*      39.88

------------------------
VALUE EQUITY PORTFOLIO
------------------------

  INSTITUTIONAL CLASS
  2000          0.07%       1.34%       4.17%
  2000          0.16        1.34       25.00
  1999          0.58        1.34       32.21
  1998          0.65*       1.20*       4.34
  1998++        1.17        1.20       30.00
  1997++ (8)    1.48*       1.26*      37.00

  RETAIL CLASS A
  2000         (0.06)%      1.74%       4.17%
  2000         (0.01)       1.75       25.00
  1999          0.29        1.74       32.21
  1998 (13)     0.62*       1.67*       4.34

  RETAIL CLASS B
  2000         (0.80)%      2.19%       4.17%
  2000         (0.77)       2.20       25.00
  1999 (14)    (0.67)*      2.20*      32.21

------------------------
EQUITY INDEX PORTFOLIO
------------------------

  INSTITUTIONAL CLASS
  2000          0.92%       0.52%      30.71%
  2000          1.03        0.59       58.81
  1999          1.20        0.61       34.04
  1998 (16)     1.43*       0.62*      49.56

  RETAIL CLASS A
  2000          0.66%       0.97%      30.71%
  2000          0.78        0.99       58.81
  1999          0.92        1.00       34.04
  1998 (17)     1.02*       1.08*      49.56

----------------------------
BLUE CHIP EQUITY PORTFOLIO
----------------------------

  INSTITUTIONAL CLASS
  2000          0.31%       1.07%      14.07%
  2000          0.39        1.08       40.58
  1999          0.63        1.07       38.78
  1998          0.96        0.89       26.32
  1997          1.55        0.90       46.91
  1996 (8)      1.52*       1.38*       0.97

  RETAIL CLASS A
  2000          0.21%       1.61%      14.07%
  2000          0.28        1.63       40.58
  1999          0.49        1.62       38.78
  1998          0.71        1.50       26.32
  1997 (18)     1.29*       1.25*      46.91

  RETAIL CLASS B
  2000         (0.55)%      1.91%      14.07%
  2000         (0.49)       1.93       40.58
  1999 (19)    (0.43)*      1.94*      38.78

    The accompanying notes are an integral part of the financial statements.

     100
--------

                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 2000 (UNAUDITED UNLESS OTHERWISE NOTED) AND THE PERIODS ENDED APRIL 30 OR
                               DECEMBER 31.

              NET ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS                                  RATIO OF
               VALUE,       NET         UNREALIZED      FROM NET        FROM     RETURN   NET ASSET               NET ASSETS
              BEGINNING  INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL     OF    VALUE, END    TOTAL        END OF
              OF PERIOD    INCOME     ON INVESTMENTS    INCOME          GAINS    CAPITAL  OF PERIOD   RETURN(A)  PERIOD (000)
---------------------------------------------------------------------------------------------------------------------------------
----------------------------
  CAPITAL GROWTH PORTFOLIO
----------------------------

  INSTITUTIONAL CLASS
  2000        $26.13       0.04          (1.70)            --              --       --      $24.47     (6.35)%+     $191,110
  2000         18.71      (0.03)          9.31             --           (1.86)      --       26.13     51.36         193,827
  1999         14.90      (0.01)          4.33             --           (0.51)      --       18.71     29.51          90,042
  1998         11.92       0.02           4.96          (0.04)          (1.96)      --       14.90     45.19          50,615
  1997         11.60       0.11           1.41          (0.14)          (1.06)      --       11.92     13.46          34,170
  1996         10.20       0.16           2.17          (0.16)          (0.77)      --       11.60     23.62          39,560

  RETAIL CLASS A
  2000        $25.89       0.03          (1.68)            --              --       --      $24.24     (6.37)%+     $ 51,855
  2000         18.58      (0.05)          9.22             --           (1.86)      --       25.89     51.12          52,445
  1999         14.82      (0.03)          4.30             --           (0.51)      --       18.58     29.34          23,035
  1998         11.87         --           4.93          (0.02)          (1.96)      --       14.82     44.90          14,401
  1997         11.56       0.09           1.41          (0.13)          (1.06)      --       11.87     13.39           5,595
  1996         10.18       0.12           2.15          (0.12)          (0.77)      --       11.56     23.24           2,111

  RETAIL CLASS B
  2000        $25.74      (0.04)         (1.69)            --              --       --      $24.01     (6.72)%+     $ 17,173
  2000         18.61      (0.13)          9.12             --           (1.86)      --       25.74     50.03          14,129
  1999 (14)    13.53      (0.04)          5.63             --           (0.51)      --       18.61     41.88+          2,162

-------------------------
MID-CAP EQUITY PORTFOLIO
-------------------------

  INSTITUTIONAL CLASS
  2000        $17.92      (0.03)          0.68             --              --       --      $18.57      3.63%+      $100,015
  2000         14.70      (0.04)          5.30             --           (2.04)      --       17.92     38.90          92,253
  1999         14.11       0.01           1.16          (0.01)          (0.57)      --       14.70      8.76          63,648
  1998         10.17       0.04           4.61          (0.04)          (0.67)      --       14.11     46.92          55,280
  1997 (9)     10.00       0.03           0.17          (0.03)             --       --       10.17      1.98+         27,059

  RETAIL CLASS A
  2000 (20)   $17.90      (0.02)          0.66             --              --       --      $18.54      3.58%+      $  3,019
  2000 (20)    15.22      (0.02)          4.74             --           (2.04)      --       17.90     34.04+          1,161

----------------------------
SMALL-CAP EQUITY PORTFOLIO
----------------------------

  INSTITUTIONAL CLASS
  2000        $23.24      (0.03)         (1.50)            --           (3.90)   (0.13)     $17.68     (7.27)%+    $  77,381
  2000         12.65      (0.08)         15.39             --           (4.72)      --       23.24    126.42          81,375
  1999         11.86      (0.05)          1.17             --           (0.33)      --       12.65      9.89          30,562
  1998          8.53      (0.02)          3.97             --           (0.62)      --       11.86     47.93          27,372
  1997         14.72      (0.01)         (2.97)            --           (3.21)      --        8.53    (23.43)         17,746
  1996 (21)    10.00       0.09           4.72          (0.09)             --       --       14.72     48.34+         33,621

  RETAIL CLASS A
  2000        $23.07      (0.02)         (1.49)            --           (3.90)   (0.13)     $17.53     (7.23)%+    $  69,492
  2000         12.59      (0.05)         15.25             --           (4.72)      --       23.07    126.13          11,292
  1999         11.83      (0.07)          1.16             --           (0.33)      --       12.59      9.66           2,248
  1998          8.53      (0.06)          3.98             --           (0.62)      --       11.83     47.57           1,853
  1997 (18)    15.47      (0.01)         (3.72)            --           (3.21)      --        8.53    (27.14)+         1,075

-------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO (AUDITED)
-------------------------------------------

  INSTITUTIONAL CLASS
  2000        $17.18      (0.01)         (2.92)            --           (3.23)      --      $11.02    (18.85)%+    $  42,058
For the years ended December 31:
  1999         15.05      (0.03)          4.18             --           (2.02)      --       17.18     28.25           8,419
  1998 (22)    17.28      (0.03)         (0.17)            --           (2.03)      --       15.05     (1.15)+         6,678

  RETAIL CLASS A
  2000        $17.25      (0.08)         (2.93)            --           (3.23)      --      $11.01    (19.09)%+    $  10,815
For the years ended December 31:
  1999         15.15      (0.08)          4.21             --           (2.03)      --       17.25     27.95          12,718
  1998         14.78      (0.11)          2.92             --           (2.44)      --       15.15     19.12          12,223
  1997         15.18      (0.33)          0.24             --           (0.31)      --       14.78     (0.71)         13,952
  1996         15.28      (0.15)          1.97          (0.27)          (1.65)      --       15.18     12.13          25,822
  1995         13.78      (0.11)          1.62             --           (0.01)      --       15.28     11.01          28,546

--------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO (AUDITED)
--------------------------------------------

  RETAIL CLASS A
  2000        $13.54      (0.20)         (4.11)            --              --       --     $  9.23    (31.83)%+$       9,124
For the years ended December 31:
  1999          7.96         --           5.58             --              --       --       13.54     70.10          18,059
  1998         12.24       0.02          (4.15)         (0.15)             --       --        7.96    (34.18)         14,734
  1997         13.66      (0.11)         (1.31)            --              --       --       12.24    (10.40)         32,899
  1996         12.24      (0.13)          1.61          (0.06)             --       --       13.66     12.08          56,814
  1995         13.29      (0.06)         (0.98)         (0.01)             --       --       12.24     (7.84)         75,887

[table continued]

                          RATIO OF NET    RATIO
             INVESTMENT    TO AVERAGE   OF EXPENSES
              EXPENSES   INCOME (LOSS)  NET ASSETS  PORTFOLIO
             TO AVERAGE   TO AVERAGE    (EXCLUDING   TURNOVER
             NET ASSETS   NET ASSETS      WAIVERS)     RATE
--------------------------------------------------------------
----------------------------
  CAPITAL GROWTH PORTFOLIO
----------------------------

  INSTITUTIONAL CLASS
  2000         0.99%          0.29%         1.04%      25.96%
  2000         1.00          (0.18)         1.06      113.74
  1999         0.94          (0.07)         1.04      118.46
  1998         0.84           0.13          0.88      174.55
  1997         0.39           0.92          0.85      246.14
  1996         0.24           1.26          0.84      578.57

  RETAIL CLASS A
  2000         1.09%          0.19%         1.44%      25.96%
  2000         1.11          (0.29)         1.46      113.74
  1999         1.09          (0.23)         1.44      118.46
  1998         1.06          (0.10)         1.37      174.55
  1997         0.56           0.74          1.30      246.14
  1996         0.50           1.05          1.65      578.57

  RETAIL CLASS B
  2000         1.84%         (0.56)%        1.89%      25.96%
  2000         1.86          (1.04)         1.91      113.74
  1999 (14)    1.87*         (1.09)*        1.92*     118.46

-------------------------
MID-CAP EQUITY PORTFOLIO
-------------------------

  INSTITUTIONAL CLASS
  2000         1.10%         (0.32)%        1.16%      32.39%
  2000         1.11          (0.26)         1.18       55.90
  1999         1.06           0.04          1.18       61.81
  1998         0.97           0.31          1.06       38.30
  1997 (9)     0.90*          0.65*         0.95*      14.74

  RETAIL CLASS A
  2000 (20)    1.21%         (0.43)%        1.57%      32.39%
  2000 (20)    1.23*         (0.31)*        1.59*      55.90

----------------------------
SMALL-CAP EQUITY PORTFOLIO
----------------------------

  INSTITUTIONAL CLASS
  2000         1.15%         (0.42)%        1.17%     225.90%
  2000         1.19          (0.49)         1.21      753.31
  1999         1.16          (0.48)         1.23      733.14
  1998         0.98          (0.24)         1.02      410.72
  1997         0.95          (0.12)         0.95      704.41
  1996 (21)    0.91*          0.60*         0.91*     286.80

  RETAIL CLASS A
  2000         1.26%          4.28%         1.57%     225.90%
  2000         1.30          (0.49)         1.61      753.31
  1999         1.32          (0.64)         1.63      733.14
  1998         1.21          (0.46)         1.36      410.72
  1997 (18)    1.11*         (0.13)*        1.21*     704.41

-------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO (AUDITED)
-------------------------------------------

  INSTITUTIONAL CLASS
  2000         1.71%         (0.51)%        1.96%     196.30%
For the years ended December 31:
  1999         2.00          (0.17)         2.98       41.00
  1998 (22)    1.75          (0.47)         2.90      109.00

  RETAIL CLASS A
  2000         2.46%         (1.21)%        3.11%     196.30%
For the years ended December 31:
  1999         2.35          (0.52)         3.34       41.00
  1998         2.45          (0.62)         3.30      109.00
  1997         2.50          (1.01)         3.12       51.00
  1996         2.39          (1.06)         3.09       84.00
  1995         2.50          (0.64)         2.75      101.00

--------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO (AUDITED)
--------------------------------------------

  RETAIL CLASS A
  2000         1.91%         (0.88)%        3.80%      63.40%
For the years ended December 31:
  1999         1.85           0.08          4.31       63.00
  1998         2.50           0.03          4.09      121.00
  1997         2.50          (0.54)         2.91      120.00
  1996         2.38          (0.62)         2.62      122.00
  1995         2.50          (0.49)         2.78      115.00



    +  Returns are for the period indicated and have not been annualized.
   ++  Period ended February 28.
    *  Annualized
   (A) Total return for the retail class does not include the one-time sales charge.
   (1) Commenced operations on January 22, 1999.
   (2) Commenced operations on July 21, 1995.
   (3) Commenced operations on July 28, 1995.
   (4) Commenced operations on July 7, 1997.
   (5) Commenced operations on December 15, 1995.
   (6) Commenced operations on March 20, 1996.
   (7) Commenced operations on September 9, 1996.
   (8) Commenced operations on April 1, 1996.
   (9) Commenced operations on November 18, 1996.
  (10) Commenced operations on January 2, 1997.
  (11) Commenced operations on September 9, 1999.
  (12) Commenced operations on March 23, 1998.
  (13) Commenced operations on April 1, 1998.
  (14) Commenced operations on September 14, 1998.
  (15) Commenced operations on May 9, 1997.
  (16) Commenced operations on October 1, 1997.
  (17) Commenced operations on November 3, 1997.
  (18) Commenced operations on May 16, 1996.
  (19) Commenced operations on July 31, 1998.
  (20) Commenced operations on September 1, 1999.
  (21) Commenced operations on July 13, 1995.
  (22) Commenced operations on July 24, 1998.

                                                                        101
                                                                        --------

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

     ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, and amended and restated on March 19, 1993.

     The  Fund   consists  of   twenty-five   separate   investment   Portfolios
     (individually, a "Portfolio" and collectively, the "Portfolios"):

     Money Market Portfolio
     Tax-Free Money Market Portfolio
     U.S. Government Money Market Portfolio
     U.S. Treasury Money Market Portfolio

      (collectively, the "Money Market Portfolios")

     Short-Term Treasury Portfolio Short-Term Bond Portfolio Maryland Tax-Free Portfolio Pennsylvania Tax-Free Portfolio Intermediate Fixed Income Portfolio U.S. Government Bond Portfolio Income Portfolio Balanced Portfolio Equity Income Portfolio Value Equity Portfolio Equity Index Portfolio Blue Chip Equity Portfolio Capital Growth Portfolio Mid-Cap Equity Portfolio Small-Cap Equity Portfolio International Equity Portfolio

      (formerly the International Equity Selection Portfolio)
     Emerging Markets Equity Portfolio

     U.S. Treasury Cash Management Portfolio
     U.S. Government Cash Management Portfolio
     Prime Cash Management Portfolio
     Tax-Free Cash Management Portfolio

      (collectively, the "Cash Management Portfolios")

     The Fund may issue an unlimited number of shares of each of its Portfolios. The Financial Statements of the Cash Management Portfolios are not

     presented herein, but are presented separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

     The following is a summary of significant accounting policies followed by the Portfolios.

     SECURITY VALUATION -- Securities of the Portfolios are generally valued by independent pricing services. Securities listed on a securities exchange for which market quotations are readily available are valued at the last reported sale price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less to maturity may be valued at their amortized cost.

     When market quotations are not readily available, securities are valued at fair value as determined under procedures established by the Board of Trustees.

     Investment securities held by the Money Market Portfolios are stated at their amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

     INCOME TAXES -- It is the intention of each Portfolio to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each class of each Portfolio is calculated every business day. It is computed by dividing the total assets of each class of the Portfolio, less the class-related liabilities, by the number of outstanding shares of each class of the Portfolio.

     CLASSES -- Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just

-----
     that class. Class-specific expenses are borne by the applicable class. Other expenses, income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

     ORGANIZATIONAL COSTS -- All eligible organizational costs associated with the start-up of the Portfolios prior to December 15, 1998 are being amortized on a straight-line basis over a period of sixty months. If any or all of the shares representing initial capital of a Portfolio are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

     SHORT SALES -- The Portfolios may sell a security that they own "short against the box" in anticipation of a decline in the market value of that security. As collateral for this transaction, the Portfolio must deposit liquid securities with the broker/dealer through which it made the short sale. A gain, limited to the price at which the Portfolio sold the security short, or a loss, the difference between the proceeds received and the market value of the security, will be recognized upon termination of the short sale.

     DOLLAR ROLL TRANSACTIONS -- The Income and U.S. Government Bond Portfolios engage in dollar roll transactions with respect to mortgage-related securities issued by GNMA, Fannie Mae and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed-upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS -- The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. The Portfolios maintain cash, U.S. Government securities, or liquid, high-grade debt obligations in an amount sufficient to meet the purchase price in a segregated account until the settlement date. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes.

     DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly for the Money Market Portfolios, the Short-Term Treasury Portfolio, Short-Term Bond Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Intermediate Fixed Income Portfolio, U.S. Government Bond Portfolio and Income Portfolio. The Equity Income Portfolio declares and pays dividends monthly; the Balanced Portfolio, Value Equity Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio and Mid-Cap Equity Portfolio declare and pay dividends quarterly; and the Capital Growth Portfolio, Small-Cap Equity Portfolio, International Equity Portfolio, and Emerging Markets Equity Portfolio declare and pay dividends annually from net investment income. Distributions from net capital gains, if any, are declared and paid at least annually by each Portfolio.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

                                                                           -----

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     On the Statements of Net Assets, the following adjustments were made:

                          ACCUMULATED    UNDISTRIBUTED
                         NET REALIZED   NET INVESTMENT     PAID-IN-
     PORTFOLIO            GAIN (LOSS)       INCOME         CAPITAL
                             (000)          (000)          (000)

--------------------------------------------------------------------------------
     Pennsylvania Tax-Free    $ (1)          $ 1             $ --
--------------------------------------------------------------------------------
     Income                    226            --             (226)
--------------------------------------------------------------------------------
     Equity Index               --             2               (2)
--------------------------------------------------------------------------------
     Capital Growth            239          (239)              --
--------------------------------------------------------------------------------
     Mid-Cap Equity           (303)          303               --
--------------------------------------------------------------------------------
     Small-Cap Equity          827         1,047           (1,874)
--------------------------------------------------------------------------------
     Emerging Markets Equity    --           220             (220)
--------------------------------------------------------------------------------

     OTHER -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Net realized capital gains and losses on the sale of investment securities are determined using the identified cost method with the exception of the Money Market Portfolios, for which original issue discounts and purchase premiums on securities held by the Portfolios are accreted and amortized ratably to maturity using the effective interest method. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual method.

3.   INVESTMENT ADVISORY AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH

     AFFILIATES

     Allied Investment Advisors, Inc. (AIA) is the investment adviser to each of the Portfolios. Allied Investment Advisors, Inc. is an affiliate of Allfirst Trust Company, N.A., the Custodian and Sub-Administrator of each of the Portfolios. Pursuant to an investment advisory contract on behalf of each Portfolio, Allied Investment Advisors, Inc. is entitled to receive fees for its advisory services at the annual rates shown in the following table based on the average net assets of the Portfolio.

     PORTFOLIO                                      ANNUAL RATE

--------------------------------------------------------------------------------
     Money Market                                      0.25%

--------------------------------------------------------------------------------
     Tax-Free Money Market                             0.25%

--------------------------------------------------------------------------------
     U.S. Government Money Market                      0.25%

--------------------------------------------------------------------------------
     U.S. Treasury Money Market                        0.25%

--------------------------------------------------------------------------------
     Short-Term Treasury                               0.35%

--------------------------------------------------------------------------------
     Short-Term Bond                                   0.75%

--------------------------------------------------------------------------------
     Maryland Tax-Free                                 0.65%

--------------------------------------------------------------------------------
     Pennsylvania Tax-Free                             0.65%

--------------------------------------------------------------------------------
     Intermediate Fixed Income                         0.60%

--------------------------------------------------------------------------------
     U.S. Government Bond                              0.75%

--------------------------------------------------------------------------------
     Income                                            0.60%

--------------------------------------------------------------------------------
     Balanced                                          0.65%

--------------------------------------------------------------------------------
     Equity Income                                     0.70%

--------------------------------------------------------------------------------
     Value Equity                                      1.00%

--------------------------------------------------------------------------------
     Equity Index                                      0.20%

--------------------------------------------------------------------------------
     Blue Chip Equity                                  0.70%

--------------------------------------------------------------------------------
     Capital Growth                                    0.70%

--------------------------------------------------------------------------------
     Mid-Cap Equity                                    0.80%

--------------------------------------------------------------------------------
     Small-Cap Equity                                  0.80%

--------------------------------------------------------------------------------
     International Equity                              1.00%

--------------------------------------------------------------------------------
     Emerging Markets Equity                           1.00%

--------------------------------------------------------------------------------

     Allied Investment Advisors, Inc. has agreed to waive a portion of its fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios. A portion of these waivers is voluntary and may be discontinued at any time.

     AIB Govett, Inc. (AIB Govett), an indirect majority owned subsidiary of AIB, is the Subadvisor for the International Equity Portfolio and the Emerging Markets Equity Portfolio. It provides day-to-day management services and makes investment decisions on behalf of these Portfolios in accordance with their respective investment policies. In accordance with an investment subadvisory agreement, AIA pays AIB Govett subadvisory fees from the fees it receives from the International Equity Portfolio and the Emerging Markets Equity Portfolio.

     SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and transfer agent for the Fund under an Administration Agreement and Transfer Agency Agreement. The Administrator is entitled to receive an annual fee of 0.13% of each Portfolio's average net assets, paid monthly, for services performed under the administration agreement. The Administrator has voluntarily agreed to waive a portion of its administrative fees on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time. Pursuant to a separate agreement between Allfirst Trust Company, N.A. and the Administrator, Allfirst Trust Company, N.A. performs sub-administration services on behalf of the Portfolios, for which it receives an annual fee, paid by the Administrator, of up to 0.0275% of each Portfolio's net assets.

4.   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

     The Fund's Board of Trustees has adopted an Amended and Restated Distribution and Shareholder Services Plan on behalf of Retail Class A shares of each Portfolio; a Restated Distribution and Shareholder Services Plan on behalf of Retail Class B shares of the Money Market, Maryland Tax-Free, Pennsylvania Tax-Free, Income, Balanced, Value Equity, Blue Chip Equity and Capital Growth Portfolios; and an Amended and Restated Distribution and Service Plan on behalf of the Institutional II Class shares of each Money Market Portfolio pursuant to Rule 12b-1 under the 1940 Act. In addition, the Board of Trustees has adopted a Shareholder Services Plan on behalf of the Institutional Class shares of the

-----

     Portfolios (the "Plans"). Under the Plans, SEI Investments Distribution Co. ("SIDCO") acts as Distributor for the Fund pursuant to a Distribution Agreement on behalf of each Portfolio. The Plans permit payment of up to 0.75% of the average net assets of the Retail Class A, Retail Class B and Institutional II Class shares of each Portfolio. The Trustees have authorized payment of a fee to SIDCO of: 0.25% of the average net assets of the Retail Class A shares of each Money Market Portfolio; 0.30% of average net assets of the Retail Class A shares of the Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Income Portfolio, Intermediate Fixed Income Portfolio, Short-Term Bond Portfolio, and U.S. Government Bond Portfolio; 0.40% of average net assets of the Retail Class A shares of the Short-Term Treasury Portfolio, Balanced Portfolio, Equity Income Portfolio, Value Equity Portfolio, Capital Growth Portfolio, Mid-Cap Equity Portfolio, Small-Cap Equity Portfolio, International Equity Portfolio, Equity Index Portfolio, and Emerging Markets Equity Portfolio; 0.55% of average net assets of the Retail Class A shares of the Blue Chip Equity Portfolio; 0.75% of the average net assets of the Retail Class B shares of the Money Market Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Income Portfolio, Balanced Portfolio, Value Equity Portfolio, Blue Chip Equity Portfolio and Capital Growth Portfolio; and 0.15% of average net assets of the Institutional II Class shares of each Money Market Portfolio. SIDCO has voluntarily agreed to waive a portion of its fee on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time. Prior to August 12, 2000, the Govett International Equity Fund and the Govett Emerging Markets Equity Fund paid the prior distributor 0.35% of the average net assets of theClass A Retail shares.

     The shareholder services fees paid under the Plans are to compensate qualified intermediaries for shareholder services and account maintenance. Under the respective Plans, the Retail Class A and Retail Class B shares of a Portfolio may pay an annual fee of up to 0.25% of the average net assets of the respective class shares attributable to their customers and the Institutional Class shares of a Portfolio may pay an annual fee of up to 0.15% of the average net assets of the Institutional Class shares attributable to their customers. Currently, the Trustees have approved a fee for the Retail Class A shares of 0.15%, a fee for the Retail Class B shares of 0.25%, and a fee of 0.08% of the average net assets of the Institutional Class shares of each Money Market Portfolio; 0.11% of the average net assets of the Institutional Class shares of the Intermediate Fixed Income, Pennsylvania Tax-Free and U.S. Government Bond Portfolios; 0.12% of the average net assets of the Institutional Class shares of the Income and Maryland Tax-Free Portfolios; and 0.15% of the average net assets of the Institutional Class shares of the Balanced, Blue Chip Equity, Capital Growth, Equity Income, International Equity, Emerging Markets Equity, Mid-Cap Equity, Small-Cap Equity and Value Equity Portfolios. In addition, a portion of the fee is being waived for the Retail Class A shares and Institutional Class shares of each Portfolio. The waiver is voluntary and may be discontinued at any time.

     A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Retail Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Retail Class B shares until the redemption of such shares.

            YEARS                     CONTINGENT DEFERRED
       PURCHASES MADE                    SALES CHARGE

--------------------------------------------------------------------------------
           First .......................      5%
           Second ......................      4%
           Third .......................      3%
           Fourth ......................      3%
           Fifth .......................      2%
           Sixth .......................      1%
           Seventh and Following .......     None


5.   INVESTMENT TRANSACTIONS

     The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments, during the period ended October 31, 2000, were as follows:

                                   PURCHASES          SALES

     PORTFOLIO                       (000)            (000)
-------------------------------------------------------------------------------
     Short-Term Treasury          $  11,334        $  13,385
-------------------------------------------------------------------------------
     Short-Term Bond                 51,268           48,780
--------------------------------------------------------------------------------
     Maryland Tax-Free               12,812           18,936
--------------------------------------------------------------------------------
     Pennsylvania Tax-Free            9,288           13,943
--------------------------------------------------------------------------------
     Intermediate Fixed Income       21,298           10,229
--------------------------------------------------------------------------------
     U.S. Government Bond            25,550           43,058
--------------------------------------------------------------------------------
     Income                         673,967          651,184
--------------------------------------------------------------------------------
     Balanced                        56,609           53,834
--------------------------------------------------------------------------------
     Equity Income                   10,810           16,806
--------------------------------------------------------------------------------
     Value Equity                    17,288           42,862
--------------------------------------------------------------------------------
     Equity Index                    43,435           77,560
--------------------------------------------------------------------------------
     Blue Chip Equity                70,914           41,533
--------------------------------------------------------------------------------
     Capital Growth                  76,893           61,402
--------------------------------------------------------------------------------
     Mid-Cap Equity                  35,020           31,825
--------------------------------------------------------------------------------
     Small-Cap Equity               218,115          212,342
--------------------------------------------------------------------------------
     International Equity            63,518           54,226
--------------------------------------------------------------------------------
     Emerging Markets Equity          8,691           12,777
--------------------------------------------------------------------------------

                                                                           -----

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     For federal income tax purposes, the cost of securities owned at October 31, 2000, was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities at October 31, 2000, for each Portfolio is as follows:

                                                          NET
                                                      UNREALIZED
                          APPRECIATED  DEPRECIATED   APPRECIATION/
                          SECURITIES   SECURITIES   (DEPRECIATION)

     PORTFOLIO               (000)      (000)          (000)
--------------------------------------------------------------------------------
     Short-Term Treasury   $    142    $   (222)      $    (80)
--------------------------------------------------------------------------------
     Short-Term Bond            186        (992)          (806)
--------------------------------------------------------------------------------
     Maryland Tax-Free        2,364      (2,116)           248
--------------------------------------------------------------------------------
     Pennsylvania Tax-Free    2,699      (3,715)        (1,016)
--------------------------------------------------------------------------------
     Intermediate Fixed Income  406      (2,469)        (2,063)
--------------------------------------------------------------------------------
     U.S. Government Bond       147      (5,102)        (4,955)
--------------------------------------------------------------------------------
     Income                   2,857      (8,314)        (5,457)
--------------------------------------------------------------------------------
     Balanced                58,688     (26,413)        32,275
--------------------------------------------------------------------------------
     Equity Income           28,810      (2,551)        26,259
--------------------------------------------------------------------------------
     Value Equity           171,033      (3,647)       167,386
--------------------------------------------------------------------------------
     Equity Index            20,040     (13,286)         6,754
--------------------------------------------------------------------------------
     Blue Chip Equity        87,603     (10,779)        76,824
--------------------------------------------------------------------------------
     Capital Growth          72,753     (12,596)        60,157
--------------------------------------------------------------------------------
     Mid-Cap Equity          31,794      (9,665)        22,129
--------------------------------------------------------------------------------
     Small-Cap Equity        24,852      (9,511)        15,341
--------------------------------------------------------------------------------
     International Equity     1,495      (5,899)        (4,404)
--------------------------------------------------------------------------------
     Emerging Markets Equity  1,417      (1,941)          (524)
--------------------------------------------------------------------------------

     At  October  31,  2000,   the   following   Portfolios   had  capital  loss
     carryforwards and post-October losses:

                                                        POST
                          CAPITAL LOSS             OCTOBER 31, 1999
                          CARRYFORWARD                DEFERRED
                             AMOUNT    EXPIRATION      LOSSES

     PORTFOLIO                (000)       DATE         (000)
-------------------------------------------------------------------------------
     Money Market         $      7        2007        $  --
-------------------------------------------------------------------------------
     Tax-Free Money Market       1        2008           --
     U.S. Government
     Money Market               25        2005           --
                                 5        2006           --
                                11        2007           --
-------------------------------------------------------------------------------
     Short-Term Treasury       224        2008           --
-------------------------------------------------------------------------------
     Short-Term Bond           320        2008           --
     Maryland Tax-Free         343        2007           --
                             1,028        2008           --
     Pennsylvania Tax-Free   2,230        2007           --
                             2,864        2008           --
-------------------------------------------------------------------------------
     Intermediate Fixed Income 912        2008            --
     U.S. Government Bond      724        2006        1,855

                               919        2007           --
                             1,280        2008           --
     Income                  2,025        2002           --
                               170        2003           --
                             1,412        2004           --
                               745        2005           --
                             6,729        2007           --
                             1,351        2008           --
     Small-Cap Equity        4,237        2006           --
     Emerging Markets
         Equity             10,026        2006           --
                               755        2007           --


6.   SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, certain Portfolios may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker/dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at October 31, 2000, income generated from the program during the period ended October 31, 2000, and the collateral purchased with cash received and held at October 31, 2000, with respect to such loans were as follows:

                                               INCOME RECEIVED
                            MARKET VALUE OF    FROM SECURITIES
                           LOANED SECURITIES       LENDING

     PORTFOLIO                   (000)              (000)
--------------------------------------------------------------------------------
     Short-Term Bond            $10,048            $ 10
--------------------------------------------------------------------------------
     Intermediate Fixed

        Income                   27,362              14
--------------------------------------------------------------------------------
     U.S. Government

        Bond                     24,646              27
--------------------------------------------------------------------------------
     Income                     114,087             138
--------------------------------------------------------------------------------


                                  MONEY       OTHER FIXED
                   REPURCHASE     MARKET        INCOME
     COLLATERAL    AGREEMENTS   INSTRUMENTS   SECURITIES  CASH    TOTAL
     PORTFOLIO        (000)        (000)         (000)    (000)   (000)

--------------------------------------------------------------------------------
     Short-Term

        Bond        $ 5,939        $52         $ 4,576   $ 209  $ 10,776
--------------------------------------------------------------------------------
     Intermediate
        Fixed

        Income       20,970         34           7,000      68    28,072
--------------------------------------------------------------------------------
     U.S. Government

        Bond          9,079         70          15,778     379    25,306
--------------------------------------------------------------------------------
     Income          75,985        495          39,998   1,044   117,522
--------------------------------------------------------------------------------

7.   CONCENTRATION OF CREDIT RISK

     The Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio invest in debt instruments of municipal issuers. Although these Portfolios monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

     The Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio invest in securities that include revenue bonds and general obligation bonds. At October 31, 2000, the percentage of portfolio investments by each revenue source was as follows:

-----

                             MARYLAND          PENNSYLVANIA
                        TAX-FREE PORTFOLIO  TAX-FREE PORTFOLIO

--------------------------------------------------------------------------------
     REVENUE BONDS:

--------------------------------------------------------------------------------
     Education                   16%                17%
--------------------------------------------------------------------------------
     Health Care                 21                 21
--------------------------------------------------------------------------------
     Transportation               6                 --
--------------------------------------------------------------------------------
     Utility                      4                  7
--------------------------------------------------------------------------------
     Housing                      3                  1
--------------------------------------------------------------------------------
     Public Facility              5                 14
--------------------------------------------------------------------------------
     Industrial                  --                 14
--------------------------------------------------------------------------------
     Other                        9                 11
--------------------------------------------------------------------------------
     General Obligations         36                 15
--------------------------------------------------------------------------------
                                100%               100%
--------------------------------------------------------------------------------


8.   FUND MERGERS

     On August 12, 2000, the Govett Global Income Fund, the Govett International Equity Fund and the Govett Emerging Markets Equity Fund were reorganized into the Income Portfolio, the International Equity Portfolio (formerly International Equity Selection Portfolio) and the Emerging Markets Equity Portfolio, respectively. On September 16, 2000 the Govett Smaller Companies Fund was reorganized into the Small-Cap Equity Portfolio. Shares of the Govett Funds were exchanged for shares of the respective ARK Portfolios in a tax-free exchange.

     The acquired net assets consisted primarily of the following components:

                                     ACQUIRED
                                  NET UNREALIZED    ACQUIRED
                                   APPRECIATION    NET ASSETS

--------------------------------------------------------------------------------
     Income Portfolio                   4,228       3,394,864
--------------------------------------------------------------------------------
     Small-Cap Equity Portfolio     7,269,962      62,433,270

--------------------------------------------------------------------------------
     International Equity Portfolio        --      43,889,830

--------------------------------------------------------------------------------
     Emerging Markets

      Equity Portfolio              1,852,298      12,154,505
--------------------------------------------------------------------------------


9.   SHAREHOLDER VOTING RESULTS

     At a shareholder meeting held on June 29, 2000, the shareholders of the ARK Funds voted to elect seven trustees and to ratify KPMG as the Independent Accountants. The results of the voting were as follows:

     PROPOSAL NO. 1: ELECTION OF SEVEN TRUSTEES

--------------------------------------------------------------------------------
     1.  WILLIAM H. COWIE, JR.

--------------------------------------------------------------------------------
     FOR                    99.59% of        62.86% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     FOR ALL EXCEPT         0.00% of         0.00% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.41% of         0.25% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     2. DAVID D. DOWNES JR.

--------------------------------------------------------------------------------
     FOR                    99.60% of        62.87% of shares
                            shares voted      outstanding

--------------------------------------------------------------------------------
     FOR ALL EXCEPT         0.00% of         0.00% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.40% of         0.25% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     3.  VICTOR GARLAND

--------------------------------------------------------------------------------
     FOR                    99.22% of        62.63% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     FOR ALL EXCEPT         0.00% of         0.00% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.78% of         0.49% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     4.  RICK A. GOLD

--------------------------------------------------------------------------------
     FOR                    99.60% of        62.87% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     FOR ALL EXCEPT         0.00% of         0.00% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.40% of         0.25% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     5.  CHARLOTTE A. KERR

--------------------------------------------------------------------------------
     FOR                    99.21% of        62.62% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     FOR ALL EXCEPT         0.00% of         0.00% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.79% of         0.40% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------

                                                                           -----

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     6.  THOMAS SCHWEIZER

--------------------------------------------------------------------------------
     FOR                    99.20% of        62.62% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     FOR ALL EXCEPT         0.00% of         0.00% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.80% of         0.40% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     7.  RICHARD B. SEIDEL

--------------------------------------------------------------------------------
     FOR                    99.60% of        62.87% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     FOR ALL EXCEPT         0.00% of         0.00% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.40% of         0.25% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------


     PROPOSAL NO. 2: RATIFICATION OF KPMG AS
        INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------
     FOR                    99.34% of        62.71% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     AGAINST                0.38% of         0.24% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.27% of         0.17% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------


     At a shareholder meeting held on August 8, 2000, the shareholders of the ARK International Equity Selection Portfolio (currently the ARK International Equity Portfolio) voted to approve a change in the Porfolio's investment policy, an increase in the investment advisory fee, and an investment sub-advisory contract.

     PROPOSAL 1. To approve a change in investment policy whereby the Portfolio would seek its investment objective by investing directly in the securities of companies located in countries other than the United States, rather than shares of mutual funds investing in these companies. The vote of the shareholders upon this proposal was as follows:

--------------------------------------------------------------------------------
     FOR                    99.98% of        80.84% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     FOR ALL EXCEPT         0.00% of         0.00% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.01% of         0.01% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------


     PROPOSAL 2. To approve an increase in the investment advisory fee payable by the Portfolio to Allied Investment Advisors, Inc. The vote of the shareholders upon this proposal was as follows:

--------------------------------------------------------------------------------
     FOR                    99.88% of        80.76% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     FOR ALL EXCEPT         0.09% of         0.08% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.01% of         0.01% of shares
                            shares voted     outstandin

--------------------------------------------------------------------------------


     PROPOSAL 3. To approve an investment sub-advisory contract with AIB Govett, Inc. The vote of the shareholders upon this proposal was as follows:

--------------------------------------------------------------------------------
     FOR                    99.92% of        80.80% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     FOR ALL EXCEPT         0.01% of         0.01% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------
     ABSTAIN                0.05% of         0.04% of shares
                            shares voted     outstanding

--------------------------------------------------------------------------------

-----

                          INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
ARK Funds:

We have audited the accompanying statements of net assets of Emerging Markets Equity Portfolio and International Equity Portfolio (formerly, ARK International Equity Selection Portfolio), portfolios of ARK Funds, (the "Portfolios"), as of October 31, 2000 and the related statements of operations, statements of changes in net assets and financial highlights for the ten-month period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of operations for the year ended December 31, 1999, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years ended prior to January 1, 2000 were audited by other auditors whose report dated February 11, 2000, expressed an unqualified opinion thereon.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Equity Portfolio and International Equity Portfolio, as of October 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the ten-month period then ended in conformity with accounting principles generally accepted in the United States of America.

                                                            /S/SIGNATURE

Boston, Massachusetts
December 13, 2000

                                                                           -----

                       NOTICE TO SHAREHOLDERS (UNAUDITED)

For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

For the fiscal year ended October 31, 2000, each Portfolio is designating the following items with regard to distributions paid during the year.



                               LONG TERM (20% RATE)     ORDINARY
                                  CAPITAL GAINS          INCOME           TAX-EXEMPT

                                  DISTRIBUTIONS       DISTRIBUTIONS         INCOME                            QUALIFYING

PORTFOLIO                          (TAX BASIS)         (TAX BASIS)       DISTRIBUTION          TOTAL          DIVIDENDS(1)

---------------------------------------------------------------------------------------------------------------------------

Money Market Portfolio                  0%                100%                 0%               100%                0%
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market                   0%                  0%               100%               100%                0%
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market            0%                100%                 0%               100%                0%
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market              0%                100%                 0%               100%                0%
---------------------------------------------------------------------------------------------------------------------------
Short-Term Treasury                     4%                 96%                 0%               100%                0%
---------------------------------------------------------------------------------------------------------------------------
Maryland Tax Free                       9%                  1%                90%               100%                0%
---------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free                   7%                  1%                92%               100%                0%
---------------------------------------------------------------------------------------------------------------------------
Intermediate Fixed Income               2%                 98%                 0%               100%                0%
---------------------------------------------------------------------------------------------------------------------------
Income                                  0%                100%                 0%               100%                0%
---------------------------------------------------------------------------------------------------------------------------
Balanced                               43%                 57%                 0%               100%               16%
---------------------------------------------------------------------------------------------------------------------------
Equity Income                          69%                 31%                 0%               100%               98%
---------------------------------------------------------------------------------------------------------------------------
Equity Index                           42%                 58%                 0%               100%               59%
---------------------------------------------------------------------------------------------------------------------------
Blue Chip Equity                       83%                 17%                 0%               100%               89%
---------------------------------------------------------------------------------------------------------------------------
Capital Growth                         60%                 40%                 0%               100%                0%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Equity                         98%                  2%                 0%               100%               59%
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity                        1%                 99%                 0%               100%                1%
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                 0%                  0%                 0%                 0%                0%
---------------------------------------------------------------------------------------------------------------------------

(1) Qualifying dividends represent dividends that qualify for the corporate dividends received deduction.


-----

                                      NOTES

                                                                           -----

                                      NOTES

-----

INVESTMENT ADVISOR

--------------------------------------------------------------------------------
Allied Investment Advisors, Inc.
Baltimore, Maryland

INVESTMENT SUBADVISOR

--------------------------------------------------------------------------------
AIBGovett, Inc.
San Francisco, California

TRUSTEES

--------------------------------------------------------------------------------
William H. Cowie, Jr.
David D. Downes
Victor Garland
Rick A. Gold
Charlotte R. Kerr
Thomas Schweizer
Richard B. Seidel

ADMINISTRATOR

--------------------------------------------------------------------------------
SEI Investments Mutual Funds Services
Oaks, Pennsylvania

DISTRIBUTOR

--------------------------------------------------------------------------------
SEI Investments Distribution Co.
Oaks, Pennsylvania

LEGAL COUNSEL

--------------------------------------------------------------------------------
Kirkpatrick & Lockhart LLP Washington, D.C.

INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
KPMG LLP

Boston, Massachusetts

CUSTODIAN

--------------------------------------------------------------------------------
Allfirst Trust Co., N.A.
Baltimore, Maryland

--------------------------------------------------------------------------------
This report and the financial statements contained herein are submitted for the general information of the shareholders of the ARK Funds. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for each of the portfolios included.

Shares of the portfolios are not deposits of any bank and are not insured by the

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the shares involves investment risks including the possible loss of principal amount invested.

--------------------------------------------------------------------------------

[LOGO OMITTED] ARK FUNDS (REGISTRATION MARK)

101-624

25 South Charles Street
Baltimore, MD  21201


We are pleased to send you our Semi Annual Report for the period ended 10/31/00. This report contains important information about your investments in the ARK Funds. Since we are required by law to send a semi annual report to each person listed as a shareholder, you (or your household) may receive more than one report.

                                                     ----------------
                                                     FIRST-CLASS MAIL
                                                       U.S. POSTAGE
                                                           PAID
                                                       LANCASTER, PA
                                                        PERMIT 1793
                                                     ----------------

This material must be preceded or accompanied by a current prospectus. ARK-F-005-02